American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2024
unaudited
Common stocks 97.27% Information technology 26.08%	Shares	Value (000)
Microsoft Corp.	1,065,401	$458,442
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	431,665
NVIDIA Corp.	2,493,657	302,830
ASML Holding NV (ADR)	161,087	134,226
ASML Holding NV	144,800	120,712
Broadcom, Inc.	929,070	160,265
Apple, Inc.	488,612	113,847
Synopsys, Inc.[1]	181,103	91,709
Capgemini SE	333,644	72,273
Shopify, Inc., Class A, subordinate voting shares[1]	608,475	48,763
Arista Networks, Inc.[1]	126,733	48,643
Applied Materials, Inc.	233,760	47,231
Samsung Electronics Co., Ltd.	920,000	43,604
Keyence Corp.	69,400	33,218
EPAM Systems, Inc.[1]	100,218	19,946
NEC Corp.	179,300	17,268
SAP SE	74,491	16,921
International Business Machines Corp.	48,049	10,623
NICE, Ltd. (ADR)[1]	37,217	6,464
		2,178,650
Health care 14.91%
Novo Nordisk AS, Class B	2,064,144	245,784
Eli Lilly and Co.	209,940	185,994
UnitedHealth Group, Inc.	218,500	127,753
Vertex Pharmaceuticals, Inc.[1]	222,173	103,328
Thermo Fisher Scientific, Inc.	160,880	99,516
Regeneron Pharmaceuticals, Inc.[1]	83,600	87,884
AstraZeneca PLC	535,410	83,398
Centene Corp.[1]	518,165	39,008
Pfizer, Inc.	1,305,400	37,778
Cigna Group (The)	104,417	36,174
Sanofi	310,200	35,739
Alnylam Pharmaceuticals, Inc.[1]	123,340	33,922
EssilorLuxottica SA	90,005	21,328
Siemens Healthineers AG	345,670	20,727
Argenx SE (ADR)[1]	36,200	19,623
Illumina, Inc.[1]	142,868	18,631
Bayer AG	537,074	18,139
Zoetis, Inc., Class A	90,200	17,623
DexCom, Inc.[1]	179,440	12,030
Viatris, Inc.	110,678	1,285
Euroapi SA1,2	5,869	25
		1,245,689
American Funds Insurance Series — Page 1 of 288

unaudited
Common stocks (continued) Industrials 14.77%	Shares	Value (000)
Safran SA	727,948	$171,760
Comfort Systems USA, Inc.	278,016	108,524
Ingersoll-Rand, Inc.	770,946	75,676
Caterpillar, Inc.	185,000	72,357
TransDigm Group, Inc.	50,071	71,458
ITOCHU Corp.	1,329,660	71,431
Schneider Electric SE	239,546	63,375
Copart, Inc.[1]	1,011,807	53,019
ASSA ABLOY AB, Class B	1,494,100	50,305
Ryanair Holdings PLC (ADR)	1,004,592	45,387
Airbus SE, non-registered shares	289,904	42,450
Johnson Controls International PLC	499,535	38,769
GT Capital Holdings, Inc.	2,635,611	34,397
Alliance Global Group, Inc.	156,400,700	26,149
Techtronic Industries Co., Ltd.	1,679,500	25,459
Daikin Industries, Ltd.	151,500	21,273
Brenntag SE	280,312	20,898
DSV A/S	97,734	20,282
Carrier Global Corp.	242,000	19,479
General Electric Co.	102,437	19,318
RS Group PLC	1,745,907	18,968
Siemens AG	93,306	18,843
BayCurrent, Inc.	502,900	18,566
Saab AB, Class B	797,272	16,964
Recruit Holdings Co., Ltd.	277,600	16,908
ATS Corp.[1]	481,096	13,958
Boeing Co.[1]	91,400	13,896
Eaton Corp. PLC	39,327	13,035
NIBE Industrier AB, Class B	2,142,588	11,757
Builders FirstSource, Inc.[1]	55,430	10,746
TFI International, Inc. (CAD denominated)	73,941	10,128
SMC Corp.	22,500	10,012
Kongsberg Gruppen ASA	80,834	7,920
		1,233,467
Consumer discretionary 13.29%
LVMH Moët Hennessy-Louis Vuitton SE	194,277	149,207
Chipotle Mexican Grill, Inc.[1]	2,239,950	129,066
Amazon.com, Inc.[1]	532,410	99,204
Prosus NV, Class N	2,238,914	96,831
Booking Holdings, Inc.	18,300	77,082
Renault SA	1,688,781	73,409
MGM China Holdings, Ltd.	41,228,000	65,728
Trip.com Group, Ltd. (ADR)[1]	932,676	55,429
MercadoLibre, Inc.[1]	24,475	50,222
InterContinental Hotels Group PLC	360,000	39,343
Starbucks Corp.	362,693	35,359
LKQ Corp.	805,453	32,154
Moncler SpA	449,770	28,558
Evolution AB	244,623	24,043
lululemon athletica, Inc.[1]	82,202	22,305
Five Below, Inc.[1]	232,870	20,574
Industria de Diseño Textil, SA	321,937	19,054
Inchcape PLC	1,785,400	19,049
Wynn Macau, Ltd.	21,430,000	18,238
American Funds Insurance Series — Page 2 of 288

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Ferrari NV (EUR denominated)	34,905	$16,350
Home Depot, Inc.	35,621	14,434
YUM! Brands, Inc.	94,493	13,202
Global-E Online, Ltd.[1]	300,000	11,532
		1,110,373
Financials 12.50%
Fiserv, Inc.[1]	573,419	103,015
3i Group PLC	2,292,674	101,501
Visa, Inc., Class A	329,788	90,675
AXA SA	2,209,893	85,051
Aon PLC, Class A	244,466	84,583
Axis Bank, Ltd.	3,779,901	55,710
Tradeweb Markets, Inc., Class A	332,600	41,133
CVC Capital Partners PLC[1]	1,837,190	41,088
Blackstone, Inc.	255,000	39,048
Citigroup, Inc.	617,255	38,640
Brookfield Corp., Class A	633,714	33,682
VZ Holding AG	201,422	32,235
Ameriprise Financial, Inc.	67,606	31,762
Prudential PLC	3,390,552	31,629
Société Générale	1,134,000	28,270
Banco Bilbao Vizcaya Argentaria, SA	2,408,000	26,066
UBS Group AG	794,665	24,535
CME Group, Inc., Class A	103,473	22,831
Japan Post Insurance Co., Ltd.	1,156,950	21,042
Eurobank Ergasias Services and Holdings SA	8,282,665	18,975
Halyk Savings Bank of Kazakhstan OJSC (GDR)	890,329	15,664
Swissquote Group Holding, Ltd.	43,329	15,623
HDFC Bank, Ltd.	648,800	13,429
KKR & Co., Inc.	101,586	13,265
FinecoBank SpA	635,542	10,897
XP, Inc., Class A	526,242	9,441
AIA Group, Ltd.	913,107	8,074
Jackson Financial, Inc., Class A	44,327	4,044
GMO Payment Gateway, Inc.	44,100	2,708
		1,044,616
Communication services 5.61%
Alphabet, Inc., Class A	1,299,939	215,595
Meta Platforms, Inc., Class A	242,200	138,645
Publicis Groupe SA	400,000	43,773
CTS Eventim AG & Co. KGaA	224,500	23,326
Bharti Airtel, Ltd.	868,779	17,762
Tencent Holdings, Ltd.	297,100	16,635
Spotify Technology SA1	20,069	7,396
Nintendo Co., Ltd.	111,300	5,934
		469,066
Energy 3.89%
Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	103,292
Reliance Industries, Ltd.	1,571,621	55,474
Schlumberger NV	1,172,369	49,181
Tourmaline Oil Corp.	612,792	28,459
TotalEnergies SE	431,655	27,978
American Funds Insurance Series — Page 3 of 288

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Chevron Corp.	143,573	$21,144
Exxon Mobil Corp.	152,500	17,876
Galp Energia, SGPS, SA, Class B	640,186	12,020
NAC Kazatomprom JSC (GDR)	257,665	9,413
		324,837
Consumer staples 3.26%
Monster Beverage Corp.[1]	852,204	44,459
Costco Wholesale Corp.	48,946	43,392
Walgreens Boots Alliance, Inc.	3,529,066	31,620
British American Tobacco PLC	863,200	31,478
Pernod Ricard SA	192,833	29,147
Carrefour SA, non-registered shares	1,589,000	27,101
Philip Morris International, Inc.	167,000	20,274
Kweichow Moutai Co., Ltd., Class A	74,500	18,205
Nestlé SA	134,000	13,505
Dollar General Corp.	155,180	13,124
		272,305
Materials 2.58%
Linde PLC	248,153	118,334
Amcor PLC (CDI)	3,567,000	40,234
LyondellBasell Industries NV	199,925	19,173
First Quantum Minerals, Ltd.[1]	1,128,850	15,391
DSM-Firmenich AG	93,100	12,821
Fortescue, Ltd.	659,105	9,295
		215,248
Real estate 0.23%
CBRE Group, Inc., Class A1	156,366	19,464
Utilities 0.15%
FirstEnergy Corp.	286,296	12,697
Total common stocks (cost: $4,871,479,000)		8,126,412
Preferred securities 0.19% Information technology 0.19%
Samsung Electronics Co., Ltd., nonvoting preferred shares	406,300	15,879
Total preferred securities (cost: $10,958,000)		15,879
Short-term securities 2.32% Money market investments 2.32%
Capital Group Central Cash Fund 5.09%[3,4]	1,935,109	193,550
American Funds Insurance Series — Page 4 of 288

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.00%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[3,5]	11,239	$11
Total short-term securities (cost: $193,526,000)		193,561
Total investment securities 99.78% (cost: $5,075,963,000)		8,335,852
Other assets less liabilities 0.22%		18,143
Net assets 100.00%		$8,353,995
Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.32%
Money market investments 2.32%
Capital Group Central Cash Fund 5.09%[3]	$295,088	$1,795,499	$1,897,077	$(7)	$47	$193,550	$14,036

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $26,000, which represented less than 0.01% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 9/30/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GDR = Global Depositary Receipts
American Funds Insurance Series — Page 5 of 288

Global Small Capitalization Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 96.35% Industrials 24.00%	Shares	Value (000)
CBIZ, Inc.[1]	746,326	$50,220
International Container Terminal Services, Inc.	5,532,700	39,909
Stericycle, Inc.[1]	500,000	30,500
Trelleborg AB, Class B	741,923	28,510
MISUMI Group, Inc.	1,383,106	25,051
Hensoldt AG	730,761	23,977
ICF International, Inc.	140,898	23,500
Diploma PLC	377,968	22,467
UL Solutions, Inc., Class A	433,500	21,372
AZEK Co., Inc. (The), Class A1	443,915	20,775
Visional, Inc.[1,2]	337,872	18,719
Inox Wind, Ltd.	6,300,355	17,940
Qantas Airways, Ltd.[1]	3,437,608	17,658
Interpump Group SpA	365,871	17,089
Sulzer AG	101,412	16,619
Cleanaway Waste Management, Ltd.	7,886,867	16,067
Saia, Inc.[1]	34,999	15,304
Godrej Industries, Ltd.[1]	1,032,000	15,234
Alaska Air Group, Inc.[1]	303,976	13,743
Comfort Systems USA, Inc.	35,109	13,705
First Advantage Corp.[1]	653,201	12,966
Nexans SA	88,349	12,953
IMCD NV	74,492	12,951
VSE Corp.	151,194	12,508
Engcon AB, Class B2	1,070,647	12,347
TriNet Group, Inc.	121,976	11,828
Carel Industries SpA	524,806	11,493
Wizz Air Holdings PLC[1]	582,688	11,320
Instalco AB	2,661,212	10,958
LS Electric Co., Ltd.	86,160	10,872
Dayforce, Inc.[1]	176,930	10,837
Reliance Worldwide Corp., Ltd.	2,633,607	10,767
XPO, Inc.[1]	92,617	9,957
Applied Industrial Technologies, Inc.	40,766	9,096
Rumo SA	2,272,441	8,343
GVS SpA[1]	1,021,101	8,212
Casella Waste Systems, Inc., Class A1	76,599	7,621
Beijer Ref AB, Class B	445,805	7,358
Addtech AB, Class B	245,222	7,352
CSW Industrials, Inc.	19,652	7,200
Cargotec OYJ, Class B, non-registered shares	121,167	7,082
EuroGroup Laminations SpA[2]	1,841,164	7,018
NORMA Group SE, non-registered shares	415,303	6,917
Trex Co., Inc.[1]	102,977	6,856
Matson, Inc.	46,874	6,685
Embraer SA1	758,700	6,681
American Funds Insurance Series — Page 6 of 288

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
KEI Industries, Ltd.	104,794	$5,374
Loar Holdings, Inc.[1,2]	71,100	5,303
REV Group, Inc.	180,777	5,073
MonotaRO Co., Ltd.	300,200	4,996
Air Lease Corp., Class A	110,000	4,982
Howden Joinery Group PLC	357,307	4,343
ManpowerGroup, Inc.	57,609	4,235
Sojitz Corp.[2]	171,100	4,029
IndiaMart InterMesh, Ltd.	107,928	3,810
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1]	525,900	3,329
Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	413,400	261
Boyd Group Services, Inc.	23,235	3,521
SPIE SA	89,141	3,410
Herc Holdings, Inc.	15,514	2,473
Delhivery, Ltd.[1]	433,780	2,199
DL E&C Co., Ltd.	84,262	1,930
Sterling Infrastructure, Inc.[1]	12,988	1,884
Burckhardt Compression Holding AG	2,065	1,483
Kalmar OYJ, Class B1	26,767	872
dormakaba Holding AG	824	610
McGrath RentCorp	4,607	485
		761,139
Consumer discretionary 17.17%
Skechers USA, Inc., Class A1	700,000	46,844
DraftKings, Inc., Class A1	1,000,000	39,200
Melco Resorts & Entertainment, Ltd. (ADR)[1]	4,665,909	36,347
Lands’ End, Inc.[1,3]	2,100,000	36,267
Thor Industries, Inc.	264,831	29,102
CAVA Group, Inc.[1]	217,291	26,912
Entain PLC	2,314,766	23,637
Boot Barn Holdings, Inc.[1]	129,653	21,688
Inchcape PLC	1,837,278	19,603
Light & Wonder, Inc.[1]	202,545	18,377
Ollies Bargain Outlet Holdings, Inc.[1]	177,628	17,265
Wyndham Hotels & Resorts, Inc.	200,796	15,690
Evolution AB	153,772	15,114
YETI Holdings, Inc.[1]	343,601	14,098
Ermenegildo Zegna NV2	1,316,123	12,951
Zalando SE, non-registered shares[1]	375,541	12,391
On Holding AG, Class A1	208,425	10,453
Sega Sammy Holdings, Inc.	495,900	9,906
Genius Sports, Ltd.[1]	1,180,000	9,251
Tube Investments of India, Ltd.	176,600	9,152
TopBuild Corp.[1]	22,196	9,030
tonies SE, Class A1	1,201,339	8,798
Shoei Co., Ltd.[2]	563,400	8,776
Lottomatica Group SpA	678,000	8,495
MRF, Ltd.	5,083	8,407
Chalet Hotels, Ltd.[1]	790,221	8,313
Cairn Homes PLC	3,558,963	7,792
Five Below, Inc.[1]	81,296	7,183
Steven Madden, Ltd.	145,406	7,123
Camping World Holdings, Inc., Class A	276,559	6,698
American Funds Insurance Series — Page 7 of 288

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Aditya Vision, Ltd.	1,007,130	$5,977
International Game Technology PLC	252,200	5,372
Arhaus, Inc., Class A	402,564	4,956
Elior Group SA1	1,153,174	4,673
Sanrio Co., Ltd.	159,800	4,610
Smartfit Escola de Ginástica e Dança SA	1,021,217	4,019
Yonex Co., Ltd.	243,900	3,598
Haichang Ocean Park Holdings, Ltd.[1,2]	26,739,000	3,095
Academy Sports and Outdoors, Inc.	39,874	2,327
EIH, Ltd.	226,728	1,023
		544,513
Health care 15.58%
Haemonetics Corp.[1]	766,870	61,641
Insulet Corp.[1]	207,210	48,228
Max Healthcare Institute, Ltd.	2,758,703	32,519
Ensign Group, Inc. (The)	219,287	31,538
Masimo Corp.[1]	184,994	24,665
Structure Therapeutics, Inc. (ADR)[1]	510,119	22,389
Denali Therapeutics, Inc.[1]	745,393	21,713
Vaxcyte, Inc.[1]	170,055	19,432
Bachem Holding AG	222,202	18,728
Ambu AS, Class B, non-registered shares[1]	917,424	17,968
Glenmark Pharmaceuticals, Ltd.	855,987	17,127
CONMED Corp.	233,934	16,825
DiaSorin Italia SpA	142,930	16,699
ICON PLC[1]	46,061	13,234
Integer Holdings Corp.[1]	101,728	13,225
Aster DM Healthcare, Ltd.	2,655,930	13,147
iRhythm Technologies, Inc.[1]	163,088	12,108
Hapvida Participações e Investimentos SA1	16,421,932	12,058
IDEAYA Biosciences, Inc.[1]	369,335	11,701
Encompass Health Corp.	117,866	11,391
Vimian Group AB (publ)[1,2]	1,788,348	8,233
Praxis Precision Medicines, Inc.[1]	109,035	6,274
Establishment Labs Holdings, Inc.[1,2]	135,552	5,865
LivaNova PLC[1]	110,857	5,824
Immunovant, Inc.[1]	195,870	5,584
Angelalign Technology, Inc.[2]	547,348	5,313
BridgeBio Pharma, Inc.[1,4]	134,457	3,423
BridgeBio Pharma, Inc.[1]	68,966	1,756
Nordhealth AS, Class A1	1,080,379	3,880
Medmix AG	299,727	3,669
Indegene, Ltd.[1]	247,568	2,045
Indegene, Ltd.[1,5]	110,616	913
Dr. Lal PathLabs, Ltd.	73,633	2,901
Integra LifeSciences Holdings Corp.[1]	126,310	2,295
		494,311
Information technology 15.26%
PAR Technology Corp.[1]	846,492	44,086
PAR Technology Corp.[1,4]	325,484	16,951
Maruwa Co., Ltd.[2]	110,901	32,603
Insight Enterprises, Inc.[1]	121,832	26,241
Semtech Corp.[1]	540,342	24,672
American Funds Insurance Series — Page 8 of 288

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Silicon Laboratories, Inc.[1]	208,796	$24,131
MACOM Technology Solutions Holdings, Inc.[1]	190,000	21,139
Klaviyo, Inc., Class A1	584,218	20,670
Pegasystems, Inc.	268,191	19,602
Credo Technology Group Holding, Ltd.[1]	520,402	16,028
eMemory Technology, Inc.	178,430	14,949
Confluent, Inc., Class A1	647,799	13,202
Topicus.com, Inc., subordinate voting shares	139,094	13,125
Allegro MicroSystems, Inc.[1]	514,000	11,976
Q2 Holdings, Inc.[1]	147,350	11,754
Tanla Platforms, Ltd.	1,080,948	11,612
INFICON Holding AG	7,397	10,669
Unity Software, Inc.[1]	458,114	10,363
GitLab, Inc., Class A1	193,134	9,954
SUMCO Corp.[2]	822,300	8,886
Kokusai Electric Corp.[2]	379,479	8,482
LEM Holding SA	5,062	8,240
Softcat PLC	370,983	7,697
Qorvo, Inc.[1]	71,745	7,411
Xiamen Faratronic Co., Ltd., Class A	494,567	7,278
Riken Keiki Co., Ltd.[2]	265,600	7,121
Tokyo Seimitsu Co., Ltd.	126,723	6,691
King Slide Works Co., Ltd.	188,409	6,600
MongoDB, Inc., Class A1	23,300	6,299
Nordic Semiconductor ASA[1]	612,889	6,208
Smartsheet, Inc., Class A1	110,982	6,144
MKS Instruments, Inc.	56,170	6,106
ASMPT, Ltd.	446,900	5,488
Bentley Systems, Inc., Class B	102,734	5,220
HPSP Co., Ltd.	195,464	4,672
Alphawave IP Group PLC[1]	3,033,016	4,235
Aspen Technology, Inc.[1]	17,052	4,072
Wolfspeed, Inc.[1,2]	418,381	4,058
Globant SA1	17,730	3,513
SentinelOne, Inc., Class A1	143,800	3,440
Silvaco Group, Inc.[1,2]	138,385	1,979
Yotpo, Ltd.[1,4,6]	678,736	529
		484,096
Financials 9.89%
Cholamandalam Investment and Finance Co., Ltd.	2,252,839	43,218
HDFC Asset Management Co., Ltd.	718,096	36,916
Eurobank Ergasias Services and Holdings SA	11,827,160	27,095
Stifel Financial Corp.	271,050	25,452
Glacier Bancorp, Inc.	410,657	18,767
Janus Henderson Group PLC	470,000	17,893
Lazard, Inc., Class A	352,971	17,783
IIFL Finance, Ltd.	3,028,075	16,754
Vontobel Holding AG	179,424	11,737
Banco del Bajio, SA	5,005,035	11,698
Five-Star Business Finance, Ltd.[1]	1,220,380	11,364
Bridgepoint Group PLC	1,670,890	7,699
Aditya Birla Capital, Ltd.[1]	2,694,788	7,635
360 ONE WAM, Ltd.	612,025	7,579
Asia Commercial Joint Stock Bank	6,666,205	7,477
American Funds Insurance Series — Page 9 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Patria Investments, Ltd., Class A	608,200	$6,793
Fukuoka Financial Group, Inc.[2]	250,000	6,416
Discovery, Ltd.	513,637	5,115
SiriusPoint, Ltd.[1]	350,000	5,019
AvidXchange Holdings, Inc.[1]	614,986	4,987
Hilltop Holdings, Inc.	150,000	4,824
EFG International AG	334,117	4,494
Haci Ömer Sabanci Holding AS	1,148,843	3,274
Capitec Bank Holdings, Ltd.	15,161	2,675
JB Financial Group Co., Ltd.	97,020	1,139
		313,803
Communication services 4.10%
Lions Gate Entertainment Corp., Class B1	4,462,841	30,883
Indosat Tbk PT	38,357,467	27,739
JCDecaux SE1	760,868	17,038
Lionsgate Studios Corp.[1]	2,076,844	14,849
Rightmove PLC	1,581,453	13,115
Nexstar Media Group, Inc.	78,357	12,956
Future PLC[1]	725,708	9,813
Bharti Hexacom, Ltd.	217,230	3,737
		130,130
Materials 3.97%
Sumitomo Bakelite Co., Ltd.[2]	702,159	19,762
Nissan Chemical Corp.[2]	489,100	17,489
Materion Corp.	128,316	14,353
Knife River Corp.[1]	159,948	14,298
Lundin Mining Corp.	1,000,000	10,477
Huhtamäki OYJ	250,000	9,720
LANXESS AG	282,599	8,941
Resonac Holdings Co., Ltd.	242,900	6,261
Cabot Corp.	48,229	5,391
Arcadium Lithium PLC[1]	1,734,569	4,944
Gujarat Fluorochemicals, Ltd.	89,266	4,551
LINTEC Corp.	174,100	4,021
NV Bekaert SA	53,808	2,211
Mayr-Melnhof Karton AG, non-registered shares	17,479	1,728
Umicore SA	127,835	1,659
		125,806
Real estate 2.60%
Embassy Office Parks REIT	7,401,241	34,464
Altus Group, Ltd.[2]	259,702	10,540
ESR-Logos REIT	36,822,373	8,307
Charter Hall Group REIT	587,917	6,517
Macrotech Developers, Ltd.	442,564	6,517
Mindspace Business Parks REIT	1,250,000	5,305
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	5,129
Fibra Uno Administración REIT, SA de CV	3,000,000	3,492
PotlatchDeltic Corp. REIT	49,593	2,234
		82,505
American Funds Insurance Series — Page 10 of 288

unaudited
Common stocks (continued) Consumer staples 1.48%	Shares	Value (000)
BBB Foods, Inc., Class A1,2	539,014	$16,170
Universal Robina Corp.	5,676,475	10,518
Kobe Bussan Co., Ltd.	273,900	8,622
Redcare Pharmacy NV, non-registered shares[1,2]	50,748	7,330
Bakkafrost P/F	75,286	4,338
		46,978
Utilities 1.27%
Talen Energy Corp.[1]	69,142	12,324
ACEN Corp.	101,171,292	9,729
SembCorp Industries, Ltd.	1,536,800	6,607
Black Hills Corp.	102,901	6,289
Neoenergia SA	1,393,872	5,015
ENN Energy Holdings, Ltd.	47,600	360
		40,324
Energy 1.03%
Noble Corp. PLC, Class A	275,386	9,953
Aegis Logistics, Ltd.	928,229	8,475
Vista Energy, SAB de CV, Class A (ADR)[1]	132,280	5,844
Weatherford International	55,696	4,730
CNX Resources Corp.[1]	100,000	3,257
Helmerich & Payne, Inc.	15,200	462
		32,721
Total common stocks (cost: $2,222,080,000)		3,056,326
Preferred securities 0.55% Information technology 0.47%
SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	10,958
Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,684
Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	225
Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	214
Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	143
Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	70
Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	59
Yotpo, Ltd., Series D, preferred shares[1,4,6]	42,368	33
Yotpo, Ltd., Series B-1, preferred shares[1,4,6]	33,838	26
Outreach Corp., Series G, preferred shares[1,4,6]	154,354	1,393
		14,805
Financials 0.08%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]	600,000	2,454
Total preferred securities (cost: $28,325,000)		17,259
Short-term securities 4.35% Money market investments 3.80%
Capital Group Central Cash Fund 5.09%[3,7]	1,205,042	120,528
American Funds Insurance Series — Page 11 of 288

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.55%	Shares	Value (000)
Capital Group Central Cash Fund 5.09%[3,7,8]	119,249	$11,928
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[7,8]	5,507,160	5,507
		17,435
Total short-term securities (cost: $137,954,000)		137,963
Total investment securities 101.25% (cost: $2,388,359,000)		3,211,548
Other assets less liabilities (1.25)%		(39,529)
Net assets 100.00%		$3,172,019
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 1.14%
Consumer discretionary 1.14%
Lands’ End, Inc.[1]	$20,076	$—	$—	$—	$16,191	$36,267	$—
Short-term securities 4.18%
Money market investments 3.80%
Capital Group Central Cash Fund 5.09%[7]	112,453	398,444	390,395	11	15	120,528	4,163
Money market investments purchased with collateral from securities on loan 0.38%
Capital Group Central Cash Fund 5.09%[7,8]	4,926	7,002 [9]				11,928	— [10]
Total short-term securities						132,456
Total 5.32%				$11	$16,206	$168,723	$4,163
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
PAR Technology Corp.[1]	3/8/2024	$12,580	$16,951	.54%
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	14,344	10,958.35
BridgeBio Pharma, Inc.[1]	9/25/2023	3,667	3,423.11
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,684.05
Yotpo, Ltd.[1,6]	3/16/2021	1,418	529.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	225.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	214.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	143	.00 [11]
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	70	.00 [11]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	59	.00 [11]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	33	.00 [11]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	26	.00 [11]
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,517	1,393.04
Total		$43,338	$35,708	1.13%

American Funds Insurance Series — Page 12 of 288

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $70,558,000, which represented 2.22% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $35,708,000, which represented 1.13% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $913,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Value determined using significant unobservable inputs.
[7]	Rate represents the seven-day yield at 9/30/2024.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Represents net activity.
[10]	Dividend income is included with securities lending income and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 13 of 288

Growth Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 97.59% Information technology 23.49%	Shares	Value (000)
Microsoft Corp.	4,805,038	$2,067,608
Broadcom, Inc.	8,326,712	1,436,358
NVIDIA Corp.	11,522,829	1,399,332
Apple, Inc.	4,286,037	998,647
Shopify, Inc., Class A, subordinate voting shares[1]	8,134,414	651,892
Salesforce, Inc.	2,143,447	586,683
Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	362,937
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	64,438
Cloudflare, Inc., Class A1	5,111,309	413,454
MicroStrategy, Inc., Class A1	2,262,070	381,385
ASML Holding NV	184,454	153,770
ASML Holding NV (ADR)	181,768	151,458
Constellation Software, Inc.	93,749	304,999
Applied Materials, Inc.	1,258,469	254,274
Synopsys, Inc.[1]	441,681	223,663
Motorola Solutions, Inc.	408,500	183,674
Micron Technology, Inc.	1,538,192	159,526
Adobe, Inc.[1]	264,824	137,120
Atlassian Corp., Class A1	748,721	118,904
Unity Software, Inc.[1]	4,935,607	111,643
Dell Technologies, Inc., Class C	911,886	108,095
DocuSign, Inc.[1]	1,640,524	101,860
ServiceNow, Inc.[1]	98,279	87,900
SAP SE	324,303	73,669
RingCentral, Inc., Class A1	1,465,500	46,354
Roper Technologies, Inc.	61,350	34,137
ASM International NV	41,358	27,255
Fair Isaac Corp.[1]	13,994	27,198
Flex, Ltd.[1]	670,000	22,398
Wolfspeed, Inc.[1,2]	1,555,078	15,084
MKS Instruments, Inc.	101,047	10,985
MongoDB, Inc., Class A1	21,258	5,747
Stripe, Inc., Class B1,3,4	168,598	4,638
		10,727,085
Communication services 18.95%
Meta Platforms, Inc., Class A	7,144,513	4,089,805
Netflix, Inc.[1]	2,990,975	2,121,409
Alphabet, Inc., Class C	5,779,203	966,225
Alphabet, Inc., Class A	4,309,284	714,695
Charter Communications, Inc., Class A1	877,339	284,328
Snap, Inc., Class A, nonvoting shares[1]	18,000,000	192,600
Take-Two Interactive Software, Inc.[1]	410,918	63,162
Comcast Corp., Class A	1,343,725	56,127
T-Mobile US, Inc.	265,000	54,685
Pinterest, Inc., Class A1	1,652,216	53,482
American Funds Insurance Series — Page 14 of 288

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Frontier Communications Parent, Inc.[1]	1,151,611	$40,917
Electronic Arts, Inc.	133,146	19,099
		8,656,534
Health care 14.20%
Intuitive Surgical, Inc.[1]	2,058,000	1,011,034
Regeneron Pharmaceuticals, Inc.[1]	730,033	767,440
UnitedHealth Group, Inc.	1,259,942	736,663
Vertex Pharmaceuticals, Inc.[1]	1,400,227	651,218
Alnylam Pharmaceuticals, Inc.[1]	2,122,063	583,631
Eli Lilly and Co.	638,123	565,339
Thermo Fisher Scientific, Inc.	403,339	249,493
Boston Scientific Corp.[1]	2,735,918	229,270
HCA Healthcare, Inc.	535,904	217,807
Novo Nordisk AS, Class B	1,420,580	169,153
Abbott Laboratories	997,405	113,714
Danaher Corp.	408,661	113,616
Centene Corp.[1]	1,287,574	96,929
Mettler-Toledo International, Inc.[1]	57,256	85,867
Sarepta Therapeutics, Inc.[1]	607,663	75,891
Ionis Pharmaceuticals, Inc.[1]	1,674,900	67,096
BioNTech SE (ADR)[1]	562,734	66,836
Ascendis Pharma AS (ADR)[1]	444,896	66,427
Molina Healthcare, Inc.[1]	187,547	64,621
QIAGEN NV1	1,393,917	63,521
Exact Sciences Corp.[1]	862,449	58,750
DexCom, Inc.[1]	850,000	56,984
AstraZeneca PLC	343,952	53,576
Insmed, Inc.[1]	702,567	51,287
Bristol-Myers Squibb Co.	944,357	48,861
Guardant Health, Inc.[1]	1,705,050	39,114
Align Technology, Inc.[1]	133,840	34,038
Veeva Systems, Inc., Class A1	156,283	32,799
Verily Life Sciences, LLC[1,3,4]	300,178	31,351
IQVIA Holdings, Inc.[1]	105,500	25,000
NovoCure, Ltd.[1]	1,498,493	23,421
Amgen, Inc.	55,569	17,905
CRISPR Therapeutics AG1,2	262,678	12,341
Biohaven, Ltd.[1]	65,550	3,276
		6,484,269
Consumer discretionary 13.22%
Tesla, Inc.[1]	7,649,707	2,001,393
Amazon.com, Inc.[1]	3,964,578	738,720
DoorDash, Inc., Class A1	3,000,000	428,190
Royal Caribbean Cruises, Ltd.	2,278,615	404,135
Chipotle Mexican Grill, Inc.[1]	4,344,507	250,331
Tractor Supply Co.	665,000	193,468
Airbnb, Inc., Class A1	1,444,006	183,114
Home Depot, Inc.	436,781	176,984
Hermès International	61,000	150,092
Booking Holdings, Inc.	32,182	135,554
NIKE, Inc., Class B	1,477,671	130,626
Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	125,007
Aramark	3,218,114	124,638
American Funds Insurance Series — Page 15 of 288

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Amadeus IT Group SA, Class A, non-registered shares	1,695,759	$122,397
D.R. Horton, Inc.	568,793	108,509
Evolution AB	1,012,589	99,523
O’Reilly Automotive, Inc.[1]	79,800	91,898
Service Corp. International	1,123,495	88,677
Floor & Decor Holdings, Inc., Class A1	437,000	54,262
Burlington Stores, Inc.[1]	181,389	47,792
Starbucks Corp.	443,476	43,234
Aptiv PLC[1]	518,218	37,317
Flutter Entertainment PLC[1]	154,604	36,684
YUM! Brands, Inc.	246,744	34,473
Polaris, Inc.	371,000	30,882
DraftKings, Inc., Class A1	787,747	30,880
Wayfair, Inc., Class A1	514,000	28,877
Churchill Downs, Inc.	208,489	28,190
Five Below, Inc.[1]	252,000	22,264
Helen of Troy, Ltd.[1]	269,597	16,675
TopBuild Corp.[1]	40,220	16,362
Caesars Entertainment, Inc.[1]	356,300	14,872
Marriott International, Inc., Class A	56,000	13,922
YETI Holdings, Inc.[1]	325,329	13,348
Hilton Worldwide Holdings, Inc.	36,119	8,325
Salvatore Ferragamo SpA[2]	870,910	6,734
		6,038,349
Industrials 11.71%
TransDigm Group, Inc.	729,274	1,040,769
Uber Technologies, Inc.[1]	6,127,000	460,505
General Electric Co.	2,179,201	410,954
Carrier Global Corp.	4,196,320	337,762
GE Vernova, Inc.[1]	1,102,486	281,112
Ingersoll-Rand, Inc.	2,296,640	225,438
United Rentals, Inc.	262,314	212,403
Caterpillar, Inc.	499,375	195,315
Quanta Services, Inc.	627,257	187,017
Equifax, Inc.	591,455	173,805
Ryanair Holdings PLC (ADR)	3,665,055	165,587
Ryanair Holdings PLC	96,554	1,770
Eaton Corp. PLC	429,643	142,401
MTU Aero Engines AG	430,587	134,207
Copart, Inc.[1]	2,348,144	123,043
United Airlines Holdings, Inc.[1]	2,036,049	116,177
FTAI Aviation, Ltd.	820,915	109,100
Axon Enterprise, Inc.[1]	246,900	98,661
Old Dominion Freight Line, Inc.	490,000	97,334
Dayforce, Inc.[1,2]	1,586,142	97,151
Republic Services, Inc.	437,004	87,768
Southwest Airlines Co.	2,515,000	74,519
Boeing Co.[1]	482,418	73,347
Airbus SE, non-registered shares	490,496	71,822
Genpact, Ltd.	1,434,111	56,231
ITT, Inc.	343,000	51,282
Northrop Grumman Corp.	94,803	50,063
HEICO Corp.	179,400	46,909
Casella Waste Systems, Inc., Class A1	440,826	43,858
American Funds Insurance Series — Page 16 of 288

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
XPO, Inc.[1]	263,564	$28,336
Canadian Pacific Kansas City, Ltd.	324,783	27,782
Paylocity Holding Corp.[1]	162,773	26,853
Bombardier, Inc., Class B1	326,492	24,843
FedEx Corp.	68,327	18,700
Saia, Inc.[1]	37,514	16,403
Safran SA	64,065	15,116
WillScot Holdings Corp., Class A1	329,681	12,396
Core & Main, Inc., Class A1	215,929	9,587
Einride AB1,3,4	78,648	569
		5,346,895
Financials 7.57%
Visa, Inc., Class A	2,748,550	755,714
KKR & Co., Inc.	2,833,241	369,965
Fiserv, Inc.[1]	1,833,900	329,460
Bank of America Corp.	7,760,600	307,941
Mastercard, Inc., Class A	618,178	305,256
Blackstone, Inc.	1,294,938	198,294
Toast, Inc., Class A1	5,953,559	168,545
Apollo Asset Management, Inc.	1,286,147	160,653
Brookfield Corp., Class A	1,700,522	90,383
Affirm Holdings, Inc., Class A1	1,999,051	81,601
Marsh & McLennan Companies, Inc.	359,917	80,294
Block, Inc., Class A1	920,219	61,774
Progressive Corp.	241,257	61,221
Blue Owl Capital, Inc., Class A	3,123,772	60,476
Ryan Specialty Holdings, Inc., Class A	870,000	57,759
Truist Financial Corp.	1,350,366	57,755
Ares Management Corp., Class A	310,500	48,388
UBS Group AG	1,535,000	47,393
Capital One Financial Corp.	313,000	46,866
First Citizens BancShares, Inc., Class A	21,176	38,984
Citigroup, Inc.	468,914	29,354
Intercontinental Exchange, Inc.	176,208	28,306
MSCI, Inc.	47,348	27,601
Aon PLC, Class A	65,600	22,697
Arch Capital Group, Ltd.[1]	159,854	17,884
Discover Financial Services	26,400	3,704
		3,458,268
Energy 3.12%
Halliburton Co.	11,600,000	336,980
Schlumberger NV	6,312,103	264,793
EOG Resources, Inc.	2,059,870	253,220
Cenovus Energy, Inc. (CAD denominated)	10,602,535	177,330
Canadian Natural Resources, Ltd. (CAD denominated)	4,265,928	141,656
MEG Energy Corp.	7,061,794	132,678
EQT Corp.	1,593,455	58,384
ConocoPhillips	313,568	33,012
Tourmaline Oil Corp.	596,759	27,714
		1,425,767
American Funds Insurance Series — Page 17 of 288

unaudited
Common stocks (continued) Consumer staples 2.35%	Shares	Value (000)
Performance Food Group Co.[1]	3,559,500	$278,958
Costco Wholesale Corp.	287,855	255,189
Dollar General Corp.	1,689,184	142,854
Target Corp.	900,000	140,274
Philip Morris International, Inc.	711,723	86,403
Constellation Brands, Inc., Class A	206,399	53,187
Monster Beverage Corp.[1]	927,284	48,376
Keurig Dr Pepper, Inc.	903,000	33,844
Dollar Tree Stores, Inc.[1]	323,983	22,783
Celsius Holdings, Inc.[1]	197,664	6,199
JUUL Labs, Inc., Class A1,3,4,5	2,496,349	2,534
		1,070,601
Materials 1.67%
ATI, Inc.[1]	2,086,140	139,583
Wheaton Precious Metals Corp.	2,252,500	137,583
Linde PLC	255,125	121,659
Grupo México, SAB de CV, Series B	19,156,155	106,794
Albemarle Corp.	1,072,000	101,529
Royal Gold, Inc.	599,000	84,040
Franco-Nevada Corp.	340,400	42,279
Glencore PLC	5,275,000	30,207
		763,674
Utilities 1.00%
Constellation Energy Corp.	1,134,818	295,075
PG&E Corp.	8,221,738	162,544
		457,619
Real estate 0.31%
Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	76,513
CoStar Group, Inc.[1]	859,309	64,826
		141,339
Total common stocks (cost: $19,610,942,000)		44,570,400
Preferred securities 0.27% Information technology 0.26%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3,4]	2,763,342	76,019
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3,4]	52,656	1,449
PsiQuantum Corp., Series D, preferred shares[1,3,4]	906,761	38,592
Tipalti Solutions, Ltd., Series F, preferred shares[1,3,4]	406,310	2,149
		118,209
Industrials 0.01%
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,4,6]	153,713	1,257
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,4,6]	42,272	345
Einride AB, Series C, preferred shares[1,3,4]	154,765	1,119
		2,721
Total preferred securities (cost: $105,584,000)		120,930
American Funds Insurance Series — Page 18 of 288

unaudited
Rights & warrants 0.03% Information technology 0.03%	Shares	Value (000)
Openai Global, LLC, rights[3]	13,740,540	$13,741
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	53,352	— [7]
		13,741
Industrials 0.00%
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3,4]	31,704	— [7]
Total rights & warrants (cost: $13,740,000)		13,741
Convertible stocks 0.01% Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	5,792
Total convertible stocks (cost: $6,435,000)		5,792
Short-term securities 2.13% Money market investments 2.12%
Capital Group Central Cash Fund 5.09%[8,9]	9,668,798	967,073
Money market investments purchased with collateral from securities on loan 0.01%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[8,10]	4,373,049	4,373
Capital Group Central Cash Fund 5.09%[8,9,10]	20,319	2,033
		6,406
Total short-term securities (cost: $973,284,000)		973,479
Total investment securities 100.03% (cost: $20,709,985,000)		45,684,342
Other assets less liabilities (0.03)%		(13,169)
Net assets 100.00%		$45,671,173
Investments in affiliates9

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 2.12%
Money market investments 2.12%
Capital Group Central Cash Fund 5.09%[8]	$588,273	$3,615,045	$3,236,476	$48	$183	$967,073	$41,197
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.09%[8,10]	5,032		2,999 [11]			2,033	— [12]
Total 2.12%				$48	$183	$969,106	$41,197
American Funds Insurance Series — Page 19 of 288

unaudited
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,3]	3/15/2023	$55,638	$76,019	.17%
Stripe, Inc., Class B1,3	5/6/2021	6,766	4,638.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,3]	3/15/2021	2,113	1,449	.00 [13]
PsiQuantum Corp., Series D, preferred shares[1,3]	5/28/2021	23,781	38,592.08
Verily Life Sciences, LLC[1,3]	12/21/2018	37,000	31,351.07
JUUL Labs, Inc., Class A1,3,5	7/29/2024	19,001	2,534.01
Tipalti Solutions, Ltd., Series F, preferred shares[1,3]	12/1/2021	6,956	2,149.01
Einride AB, Series C, preferred shares[1,3]	11/23/2022-8/1/2024	5,262	1,119	.00 [13]
Einride AB1,3	2/1/2023	2,674	569	.00 [13]
ABL Space Systems Co., Series B2, 5.00% cumulative preferred shares[1,3,6]	10/22/2021	10,452	1,257	.00 [13]
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[1,3,6]	12/14/2023	1,382	345	.00 [13]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[1,3]	12/14/2023	— [7]	— [7]	.00 [13]
Total		$171,025	$160,022	.35%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $6,939,000, which represented .02% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $160,022,000, which represented .35% of the net assets of the fund.

[5]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Amount less than one thousand.
[8]	Rate represents the seven-day yield at 9/30/2024.
[9]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
[13]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Page 20 of 288

International Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 95.97% Industrials 18.43%	Shares	Value (000)
Recruit Holdings Co., Ltd.	3,916,882	$238,574
Airbus SE, non-registered shares	1,387,973	203,237
Techtronic Industries Co., Ltd.	7,983,000	121,011
Siemens AG	548,619	110,794
Diploma PLC	1,289,802	76,667
Melrose Industries PLC	12,204,660	74,650
Rolls-Royce Holdings PLC[1]	10,407,408	73,500
MTU Aero Engines AG	229,720	71,600
Safran SA	232,072	54,758
Ashtead Group PLC	704,965	54,720
Volvo AB, Class B	1,859,341	49,155
International Container Terminal Services, Inc.	6,806,450	49,096
Daikin Industries, Ltd.	283,174	39,763
Kingspan Group PLC	353,227	33,250
Schneider Electric SE	78,395	20,740
Rumo SA	5,353,005	19,652
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	19,174
Thales SA	92,053	14,622
Deutsche Post AG	253,300	11,280
Mitsui & Co., Ltd.[2]	502,400	11,188
SMC Corp.	23,210	10,328
Grab Holdings, Ltd., Class A1	2,610,138	9,919
Airports of Thailand PCL, foreign registered shares	4,083,600	8,065
		1,375,743
Information technology 14.61%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,326,936	193,159
SAP SE	793,468	180,245
Shopify, Inc., Class A, subordinate voting shares[1]	1,792,470	143,649
SK hynix, Inc.	742,220	99,983
ASML Holding NV	119,207	99,377
Samsung Electronics Co., Ltd.	1,827,422	86,611
Constellation Software, Inc.	11,144	36,256
Lasertec Corp.	210,729	34,910
Renesas Electronics Corp.	1,975,500	28,827
Keyence Corp.	58,400	27,953
Fujitsu, Ltd.	1,286,720	26,397
NICE, Ltd. (ADR)[1]	138,120	23,987
OBIC Co., Ltd.	672,500	23,655
NXP Semiconductors NV	96,785	23,229
Tata Consultancy Services, Ltd.	411,789	21,014
Infineon Technologies AG	394,458	13,806
STMicroelectronics NV	458,062	13,648
Tokyo Electron, Ltd.	49,100	8,719
Canva, Inc.[1,3,4]	4,819	5,140
		1,090,565
American Funds Insurance Series — Page 21 of 288

unaudited
Common stocks (continued) Consumer discretionary 12.20%	Shares	Value (000)
MercadoLibre, Inc.[1]	97,665	$200,405
adidas AG	484,775	128,321
Flutter Entertainment PLC[1]	356,979	84,704
LVMH Moët Hennessy-Louis Vuitton SE	94,314	72,435
Maruti Suzuki India, Ltd.	440,629	69,585
Ferrari NV (EUR denominated)	119,724	56,080
Evolution AB	564,894	55,521
Meituan, Class B1	2,500,800	53,227
Compagnie Financière Richemont SA, Class A	178,283	28,265
Sony Group Corp.	1,333,500	25,899
Kering SA	87,792	25,145
NEXT PLC	165,572	21,687
Sands China, Ltd.[1]	6,584,800	16,644
Zalando SE, non-registered shares[1]	467,567	15,428
Galaxy Entertainment Group, Ltd.	2,820,000	13,982
PUMA SE, non-registered shares	276,959	11,559
Fast Retailing Co., Ltd.[2]	33,500	11,099
Entain PLC	1,050,280	10,725
Hermès International	2,060	5,069
Coupang, Inc., Class A1	205,714	5,050
		910,830
Health care 11.70%
Novo Nordisk AS, Class B	2,869,107	341,633
Daiichi Sankyo Co., Ltd.	9,483,225	311,772
UCB SA	340,362	61,376
Sanofi	468,082	53,930
Eurofins Scientific SE, non-registered shares	492,400	31,208
Grifols, SA, Class A, non-registered shares[1]	2,252,585	25,585
AstraZeneca PLC	146,842	22,873
bioMérieux SA	71,913	8,620
WuXi AppTec Co., Ltd., Class H2	920,200	6,374
WuXi AppTec Co., Ltd., Class A	288,960	2,157
Ambu AS, Class B, non-registered shares[1]	398,719	7,809
		873,337
Materials 11.27%
Glencore PLC	38,713,759	221,695
First Quantum Minerals, Ltd.[1]	14,456,903	197,113
Ivanhoe Mines, Ltd., Class A1	6,385,274	94,992
Ivanhoe Mines, Ltd., Class A1,4	3,675,281	54,676
Shin-Etsu Chemical Co., Ltd.	1,525,800	63,820
Anglo American PLC	1,549,463	50,359
Rio Tinto PLC	585,198	41,473
Grupo México, SAB de CV, Series B	5,747,400	32,041
Arkema SA	189,600	18,081
Air Liquide SA	67,630	13,062
Akzo Nobel NV	178,117	12,563
Nippon Sanso Holdings Corp.[2]	311,700	11,375
DSM-Firmenich AG	76,851	10,583
Smurfit Westrock PLC	211,114	10,433
Antofagasta PLC	328,421	8,869
		841,135
American Funds Insurance Series — Page 22 of 288

unaudited
Common stocks (continued) Financials 10.97%	Shares	Value (000)
Nu Holdings, Ltd., Class A1	15,067,103	$205,666
Banco Bilbao Vizcaya Argentaria, SA	10,582,736	114,557
NatWest Group PLC	14,661,543	67,738
ING Groep NV	3,485,121	63,388
AIA Group, Ltd.	6,593,297	58,303
Aegon, Ltd.	8,446,600	54,275
Kotak Mahindra Bank, Ltd.	2,427,514	53,696
Axis Bank, Ltd.	2,541,749	37,461
3i Group PLC	666,248	29,496
HDFC Bank, Ltd. (ADR)	207,750	12,997
HDFC Bank, Ltd.	532,601	11,024
Bajaj Finserv, Ltd.	870,981	20,544
Mizuho Financial Group, Inc.[2]	916,500	18,839
FinecoBank SpA	1,042,818	17,881
Bank Mandiri (Persero) Tbk PT	27,858,000	12,738
KB Financial Group, Inc.	168,982	10,495
Bank Central Asia Tbk PT	13,486,900	9,195
B3 SA - Brasil, Bolsa, Balcao	4,413,000	8,676
ICICI Bank, Ltd.	485,000	7,382
Futu Holdings, Ltd. (ADR)[1]	52,123	4,986
		819,337
Communication services 6.07%
Bharti Airtel, Ltd.	7,963,465	162,811
Bharti Airtel, Ltd., interim shares	271,584	4,246
Tencent Holdings, Ltd.	1,741,178	97,494
Universal Music Group NV2	2,845,780	74,514
Sea, Ltd., Class A (ADR)[1]	507,861	47,881
Deutsche Telekom AG	736,405	21,630
Singapore Telecommunications, Ltd.	5,800,500	14,600
Advanced Info Service PCL, foreign registered shares	1,792,200	14,378
NetEase, Inc.	702,416	13,128
Ubisoft Entertainment SA1	199,664	2,258
		452,940
Energy 5.17%
Reliance Industries, Ltd.	7,089,341	250,232
Canadian Natural Resources, Ltd. (CAD denominated)	2,213,690	73,509
Cenovus Energy, Inc. (CAD denominated)	3,031,451	50,701
Neste OYJ	581,200	11,295
		385,737
Consumer staples 3.84%
JBS SA	11,851,004	68,808
Danone SA	871,867	63,486
Kweichow Moutai Co., Ltd., Class A	192,492	47,038
Ajinomoto Co., Inc.	1,056,450	40,838
Kobe Bussan Co., Ltd.	878,874	27,664
Suntory Beverage & Food, Ltd.	322,200	12,098
Avenue Supermarts, Ltd.[1]	198,145	12,064
Barry Callebaut AG (Switzerland)	4,023	7,451
Treasury Wine Estates, Ltd.	843,782	7,016
		286,463
American Funds Insurance Series — Page 23 of 288

unaudited
Common stocks (continued) Utilities 0.98%	Shares	Value (000)
Engie SA	991,006	$17,119
Gulf Energy Development PCL, foreign registered	9,701,200	17,060
E.ON SE	922,762	13,721
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	760,600	12,622
SembCorp Industries, Ltd.	2,195,700	9,440
ENN Energy Holdings, Ltd.	397,860	3,010
		72,972
Real estate 0.73%
ESR Group, Ltd.	19,661,298	31,476
Ayala Land, Inc.	18,147,800	11,862
Mitsui Fudosan Co., Ltd.	1,230,011	11,522
		54,860
Total common stocks (cost: $4,826,162,000)		7,163,919
Preferred securities 0.41% Consumer discretionary 0.24%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[2]	223,027	17,750
Financials 0.10%
Itaú Unibanco Holding SA, preferred nominative shares	1,185,631	7,859
Health care 0.06%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	4,689
Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,3,4]	422	450
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,4]	18	19
Canva, Inc., Series A-4, noncumulative preferred shares[1,3,4]	1	1
		470
Total preferred securities (cost: $36,565,000)		30,768
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,3]	7,730	— [5]
Total rights & warrants (cost: $0)		— [5]
Short-term securities 4.37% Money market investments 3.94%
Capital Group Central Cash Fund 5.09%[6,7]	2,942,239	294,283
American Funds Insurance Series — Page 24 of 288

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.43%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[6,8]	32,169,975	$32,170
Total short-term securities (cost: $326,425,000)		326,453
Total investment securities 100.75% (cost: $5,189,152,000)		7,521,140
Other assets less liabilities (0.75)%		(56,261)
Net assets 100.00%		$7,464,879
Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.94%
Money market investments 3.94%
Capital Group Central Cash Fund 5.09%[6]	$202,026	$1,253,709	$1,161,488	$9	$27	$294,283	$10,317
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$54,676	.73%
Canva, Inc.[1,3]	8/26/2021-11/4/2021	8,215	5,140.07
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	719	450.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	31	19	.00 [9]
Canva, Inc., Series A-4, noncumulative preferred shares[1,3]	11/4/2021	2	1	.00 [9]
Total		$41,929	$60,286	.81%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $53,166,000, which represented .71% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $60,286,000, which represented .81% of the net assets of the fund.

[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 9/30/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan.
[9]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
EUR = Euros
American Funds Insurance Series — Page 25 of 288

New World Fund®
Investment portfolio
September 30, 2024
unaudited

Common stocks 92.22% Financials 16.98%	Shares	Value (000)
Nu Holdings, Ltd., Class A1	3,467,117	$47,326
AIA Group, Ltd.	4,562,600	40,346
Banco Bilbao Vizcaya Argentaria, SA	3,706,960	40,127
Bank Mandiri (Persero) Tbk PT	72,548,000	33,173
PB Fintech, Ltd.[1]	1,655,554	31,982
Capitec Bank Holdings, Ltd.	163,324	28,814
Bank Central Asia Tbk PT	40,929,923	27,906
Mastercard, Inc., Class A	51,524	25,443
Ping An Insurance (Group) Company of China, Ltd., Class H	3,475,044	22,064
HDFC Bank, Ltd.	991,264	20,518
Kotak Mahindra Bank, Ltd.	902,507	19,963
Cholamandalam Investment and Finance Co., Ltd.	934,199	17,921
Shriram Finance, Ltd.	395,559	16,928
XP, Inc., Class A	941,673	16,894
Axis Bank, Ltd.	1,040,281	15,332
Visa, Inc., Class A	54,692	15,038
AU Small Finance Bank, Ltd.	1,645,471	14,559
Eurobank Ergasias Services and Holdings SA	5,925,146	13,574
Discovery, Ltd.	1,112,624	11,079
B3 SA - Brasil, Bolsa, Balcao	5,546,937	10,905
ICICI Bank, Ltd. (ADR)	171,838	5,129
ICICI Bank, Ltd.	312,633	4,759
S&P Global, Inc.	17,745	9,167
Grupo Financiero Banorte, SAB de CV, Series O	1,232,314	8,731
Bank of the Philippine Islands	3,482,878	8,407
Bajaj Finserv, Ltd.	351,309	8,287
Hong Kong Exchanges and Clearing, Ltd.	199,200	8,131
Bajaj Finance, Ltd.	84,579	7,793
National Bank of Greece SA	761,150	6,541
Canara Bank	4,855,072	6,472
Erste Group Bank AG	111,042	6,092
Aon PLC, Class A	16,910	5,851
East Money Information Co., Ltd., Class A	1,926,600	5,577
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,383,296	4,049
Commercial International Bank - Egypt (CIB) SAE	644,623	1,128
China Merchants Bank Co., Ltd., Class H	847,500	4,124
China Merchants Bank Co., Ltd., Class A	198,500	1,050
BDO Unibank, Inc.	1,627,060	4,595
HSBC Holdings PLC (GBP denominated)	500,355	4,488
Banco BTG Pactual SA, units	723,225	4,417
BSE, Ltd.	92,970	4,086
Alpha Services and Holdings SA	2,181,789	3,792
Emirates NBD Bank PJSC	654,359	3,616
Brookfield Corp., Class A	66,386	3,528
Power Finance Corp., Ltd.	565,259	3,305
Moody’s Corp.	6,835	3,244
American Funds Insurance Series — Page 26 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Edenred SA	84,931	$3,222
Max Financial Services, Ltd.[1]	190,118	2,701
DBS Group Holdings, Ltd.	86,440	2,567
China Construction Bank Corp., Class H	3,240,000	2,429
BNP Paribas SA	34,449	2,364
Akbank TAS	1,276,041	2,301
Prudential PLC	202,489	1,889
Bank of Ningbo Co., Ltd., Class A	437,700	1,604
Jio Financial Services, Ltd.[1]	339,026	1,422
Bajaj Housing Finance, Ltd.[1,2]	714,332	1,313
Bajaj Housing Finance, Ltd.[1]	3,295	6
Bank of Baroda	429,921	1,274
Haci Ömer Sabanci Holding AS	412,704	1,176
Société Générale	35,252	879
Asia Commercial Joint Stock Bank	615,800	691
Bank Rakyat Indonesia (Persero) Tbk PT	1,565,700	512
Sberbank of Russia PJSC[3]	2,662,164	— [4]
		632,601
Information technology 14.84%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,346,269	132,690
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,681	1,508
Microsoft Corp.	202,868	87,294
Broadcom, Inc.	277,733	47,909
NVIDIA Corp.	390,973	47,480
ASML Holding NV	35,764	29,815
SAP SE	86,430	19,633
SAP SE (ADR)	4,613	1,057
Keyence Corp.	42,800	20,486
Samsung Electronics Co., Ltd.	406,160	19,250
Synopsys, Inc.[1]	32,534	16,475
Apple, Inc.	68,933	16,061
Capgemini SE	72,525	15,710
SK hynix, Inc.	105,015	14,146
Coforge, Ltd.	121,715	10,187
ASM International NV	14,730	9,707
Tokyo Electron, Ltd.	45,900	8,151
MediaTek, Inc.	184,000	6,871
E Ink Holdings, Inc.	659,000	6,137
Tata Consultancy Services, Ltd.	116,086	5,924
eMemory Technology, Inc.	63,000	5,278
Applied Materials, Inc.	21,465	4,337
Disco Corp.	15,700	4,152
Globant SA1	20,348	4,032
TDK Corp.	310,000	3,957
Advantech Co., Ltd.	260,000	2,653
Atlassian Corp., Class A1	14,817	2,353
Oracle Corp.	9,736	1,659
Micron Technology, Inc.	13,723	1,423
NICE, Ltd. (ADR)[1]	6,980	1,212
Lasertec Corp.	7,108	1,178
Accenture PLC, Class A	3,145	1,112
Wolfspeed, Inc.[1]	102,210	991
Hamamatsu Photonics KK	62,800	821
American Funds Insurance Series — Page 27 of 288

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
EPAM Systems, Inc.[1]	2,900	$577
Canva, Inc.[1,3,5]	385	411
		552,637
Consumer discretionary 11.84%
MercadoLibre, Inc.[1]	34,764	71,334
LVMH Moët Hennessy-Louis Vuitton SE	51,393	39,471
Trip.com Group, Ltd. (ADR)[1]	656,519	39,017
Meituan, Class B1	1,281,300	27,271
Midea Group Co., Ltd., Class A	2,223,668	23,771
Eicher Motors, Ltd.	303,986	18,281
BYD Co., Ltd., Class A	223,208	9,683
BYD Co., Ltd., Class H	181,000	6,501
Galaxy Entertainment Group, Ltd.	3,191,500	15,824
adidas AG	57,141	15,125
Compagnie Financière Richemont SA, Class A	74,311	11,781
Jumbo SA	354,796	10,150
H World Group, Ltd. (ADR)	260,730	9,699
H World Group, Ltd.	47,700	180
Maruti Suzuki India, Ltd.	61,089	9,647
Titan Co., Ltd.	211,373	9,643
TVS Motor Co., Ltd.	282,352	9,566
Shenzhou International Group Holdings, Ltd.	905,900	8,034
Ferrari NV (EUR denominated)	14,991	7,022
Alibaba Group Holding, Ltd. (ADR)	40,184	4,265
Alibaba Group Holding, Ltd.	167,872	2,231
Tesla, Inc.[1]	24,653	6,450
Sands China, Ltd.[1]	2,412,800	6,099
Naspers, Ltd., Class N	23,871	5,797
YUM! Brands, Inc.	38,725	5,410
Evolution AB	49,598	4,875
Amadeus IT Group SA, Class A, non-registered shares	60,219	4,347
Booking Holdings, Inc.	954	4,018
Mahindra & Mahindra, Ltd.	105,945	3,922
China Tourism Group Duty Free Corp., Ltd., Class H6	377,152	3,544
Aptiv PLC[1]	47,778	3,441
Hermès International	1,379	3,393
Stellantis NV	240,281	3,325
Industria de Diseño Textil, SA	56,150	3,323
Li Ning Co., Ltd.	1,216,155	3,017
Zomato, Ltd.[1]	913,852	2,987
Starbucks Corp.	30,257	2,950
Suzuki Motor Corp.	219,000	2,445
Hilton Worldwide Holdings, Inc.	10,281	2,370
Tube Investments of India, Ltd.	40,897	2,119
Marriott International, Inc., Class A	8,190	2,036
Airbnb, Inc., Class A1	14,710	1,865
Magazine Luiza SA1	1,009,498	1,798
Melco Resorts & Entertainment, Ltd. (ADR)[1]	230,090	1,792
General Motors Co.	39,457	1,769
NIKE, Inc., Class B	19,852	1,755
Bharat Forge, Ltd.	90,789	1,642
Shangri-La Asia, Ltd.	1,954,000	1,418
Renault SA	25,328	1,101
Inchcape PLC	101,227	1,080
American Funds Insurance Series — Page 28 of 288

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Zhongsheng Group Holdings, Ltd.	518,500	$961
Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	791
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	675
		441,011
Industrials 10.99%
Airbus SE, non-registered shares	278,107	40,722
International Container Terminal Services, Inc.	4,649,140	33,535
Safran SA	117,249	27,665
Techtronic Industries Co., Ltd.	1,475,000	22,359
Shenzhen Inovance Technology Co., Ltd., Class A	2,187,502	19,472
Rumo SA	4,443,843	16,315
Rolls-Royce Holdings PLC[1]	2,293,772	16,199
Larsen & Toubro, Ltd.	344,461	15,104
Copa Holdings, SA, Class A	158,486	14,872
Airports of Thailand PCL, foreign registered shares	6,345,500	12,532
Carrier Global Corp.	144,752	11,651
General Electric Co.	59,098	11,145
TransDigm Group, Inc.	7,632	10,892
Daikin Industries, Ltd.	77,000	10,812
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	477,501	8,292
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	7,172	1,248
Contemporary Amperex Technology Co., Ltd., Class A	233,576	8,296
BAE Systems PLC	497,387	8,234
Schneider Electric SE	27,682	7,324
Siemens AG	33,920	6,850
Caterpillar, Inc.	15,945	6,236
IMCD NV	35,165	6,114
Jiangsu Hengli Hydraulic Co., Ltd., Class A	672,064	6,037
Wizz Air Holdings PLC[1]	300,120	5,831
Mitsui & Co., Ltd.[6]	251,800	5,607
DSV A/S	26,705	5,542
SMC Corp.	11,500	5,117
ZTO Express (Cayman), Inc., Class A (ADR)	199,755	4,948
CCR SA, ordinary nominative shares	2,063,081	4,582
Thales SA	28,282	4,492
InPost SA1	233,868	4,413
Ayala Corp.	359,780	4,318
Interpump Group SpA	81,690	3,815
Weichai Power Co., Ltd., Class A	809,200	1,809
Weichai Power Co., Ltd., Class H	976,000	1,778
SM Investments Corp.	195,500	3,341
Bureau Veritas SA	99,232	3,293
MISUMI Group, Inc.	174,600	3,162
GE Vernova, Inc.[1]	11,105	2,832
GT Capital Holdings, Inc.	205,820	2,686
Leonardo SpA	115,560	2,579
Ingersoll-Rand, Inc.	23,110	2,269
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	656,099	2,200
Shanghai International Airport Co., Ltd., Class A	370,300	2,028
Boeing Co.[1]	12,806	1,947
Hitachi, Ltd.	67,700	1,789
Grab Holdings, Ltd., Class A1	415,568	1,579
Centre Testing International Group Co., Ltd.	643,296	1,382
Epiroc AB, Class B	72,448	1,373
American Funds Insurance Series — Page 29 of 288

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Embraer SA1	131,598	$1,159
Legrand SA	8,580	989
Haitian International Holdings, Ltd.	197,146	622
		409,388
Health care 9.65%
Novo Nordisk AS, Class B	560,679	66,762
Eli Lilly and Co.	46,143	40,880
Max Healthcare Institute, Ltd.	3,427,550	40,403
AstraZeneca PLC	193,414	30,127
Thermo Fisher Scientific, Inc.	47,342	29,284
BeiGene, Ltd. (ADR)[1,6]	66,761	14,988
BeiGene, Ltd.[1]	36,200	642
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,661,288	12,384
Innovent Biologics, Inc.[1]	1,976,873	11,997
Laurus Labs, Ltd.	2,017,923	11,193
Abbott Laboratories	87,570	9,984
Rede D’Or Sao Luiz SA	1,738,838	9,872
Danaher Corp.	32,932	9,156
EssilorLuxottica SA	30,502	7,228
WuXi AppTec Co., Ltd., Class H6	829,100	5,743
WuXi AppTec Co., Ltd., Class A	161,019	1,202
Aspen Pharmacare Holdings, Ltd.	528,377	5,965
Revvity, Inc.	46,272	5,911
Zai Lab, Ltd. (ADR)[1]	224,669	5,423
Mankind Pharma, Ltd.[1]	160,843	4,837
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	99,100	4,098
Hypera SA, ordinary nominative shares	713,543	3,436
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	170,633	3,075
OdontoPrev SA	1,457,766	3,010
Lupin, Ltd.	95,214	2,489
Zoetis, Inc., Class A	12,575	2,457
Legend Biotech Corp. (ADR)[1,6]	46,250	2,254
Alcon, Inc.	22,171	2,217
Siemens Healthineers AG	33,348	2,000
Align Technology, Inc.[1]	7,459	1,897
Illumina, Inc.[1]	13,608	1,775
Mettler-Toledo International, Inc.[1]	1,014	1,521
Medtronic PLC	15,457	1,392
Asahi Intecc Co., Ltd.	76,600	1,347
Straumann Holding AG	5,990	983
Angelalign Technology, Inc.[6]	88,406	858
Wuxi Biologics (Cayman), Inc.[1]	278,000	618
CanSino Biologics, Inc., Class H1,6	61,521	225
		359,633
Communication services 9.09%
Tencent Holdings, Ltd.	1,643,951	92,050
Meta Platforms, Inc., Class A	96,152	55,041
Alphabet, Inc., Class A	158,322	26,258
Alphabet, Inc., Class C	140,878	23,553
Bharti Airtel, Ltd.	1,897,821	38,801
Bharti Airtel, Ltd., interim shares	61,802	966
NetEase, Inc.	1,063,100	19,870
NetEase, Inc. (ADR)	22,480	2,102
American Funds Insurance Series — Page 30 of 288

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
MTN Group, Ltd.	2,709,828	$14,405
América Móvil, SAB de CV, Class B (ADR)	581,019	9,505
Telefónica, SA, non-registered shares	1,724,910	8,434
Netflix, Inc.[1]	10,034	7,117
Telkom Indonesia (Persero) Tbk PT, Class B	28,491,800	5,630
Indus Towers, Ltd.[1]	1,113,480	5,215
Singapore Telecommunications, Ltd.	1,563,100	3,934
Vodafone Group PLC	3,896,041	3,911
Tencent Music Entertainment Group, Class A (ADR)	258,904	3,120
Advanced Info Service PCL, foreign registered shares	355,800	2,854
Sea, Ltd., Class A (ADR)[1]	26,102	2,461
Intouch Holdings PCL, foreign registered	842,500	2,404
Baidu, Inc., Class A (ADR)[1]	20,453	2,153
TIM SA	597,131	2,053
Informa PLC	186,372	2,047
True Corp. PCL, nonvoting depository receipts[1]	4,663,500	1,612
Vodafone Idea, Ltd.[1]	12,638,676	1,568
JCDecaux SE1	69,627	1,559
		338,623
Consumer staples 7.25%
Kweichow Moutai Co., Ltd., Class A	201,770	49,305
ITC, Ltd.	4,423,873	27,415
Varun Beverages, Ltd.	2,307,200	16,721
Ajinomoto Co., Inc.	382,199	14,774
Nestlé SA	132,161	13,320
Monster Beverage Corp.[1]	226,276	11,805
Arca Continental, SAB de CV	1,202,818	11,246
British American Tobacco PLC	265,971	9,699
Avenue Supermarts, Ltd.[1]	150,841	9,184
Constellation Brands, Inc., Class A	34,204	8,814
Bunge Global SA	87,436	8,450
JBS SA	1,446,755	8,400
Carlsberg A/S, Class B	68,619	8,176
Anheuser-Busch InBev SA/NV	119,683	7,930
Dino Polska SA, non-registered shares[1]	81,138	7,383
KT&G Corp.	88,144	7,355
Shoprite Holdings, Ltd.	398,874	6,830
Tsingtao Brewery Co., Ltd., Class H	853,634	6,675
Budweiser Brewing Co., APAC, Ltd.	4,040,200	5,333
United Spirits, Ltd.	246,037	4,674
Philip Morris International, Inc.	27,416	3,328
L’Oréal SA, non-registered shares	6,664	2,988
Coca-Cola Co.	41,482	2,981
Haleon PLC	557,779	2,917
JD Health International, Inc.[1]	631,500	2,755
Dabur India, Ltd.	309,986	2,314
WH Group, Ltd.	2,793,500	2,210
Danone SA	29,257	2,130
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,205,930	1,950
Barry Callebaut AG (Switzerland)	660	1,222
Uni-Charm Corp.	28,100	1,014
Mondelez International, Inc., Class A	11,362	837
		270,135
American Funds Insurance Series — Page 31 of 288

unaudited
Common stocks (continued) Materials 6.27%	Shares	Value (000)
Freeport-McMoRan, Inc.	663,703	$33,132
First Quantum Minerals, Ltd.[1]	2,301,102	31,374
Linde PLC	46,514	22,181
Vale SA, ordinary nominative shares	726,010	8,464
Vale SA (ADR), ordinary nominative shares	456,120	5,327
APL Apollo Tubes, Ltd.	606,871	11,470
Glencore PLC	1,867,893	10,697
Barrick Gold Corp.	536,839	10,678
Sika AG	28,053	9,307
Amcor PLC (CDI)	819,355	9,242
Grupo México, SAB de CV, Series B	1,576,280	8,788
Tata Steel, Ltd.	3,925,184	7,918
Givaudan SA	1,213	6,653
Zijin Mining Group Co., Ltd., Class H	2,902,000	6,530
Shin-Etsu Chemical Co., Ltd.	138,200	5,781
Southern Copper Corp.	47,642	5,511
Albemarle Corp.	53,176	5,036
Jindal Steel & Power, Ltd.	347,348	4,308
Anhui Conch Cement Co., Ltd., Class H	1,143,500	3,357
Nutrien, Ltd. (CAD denominated)[6]	68,672	3,300
Gerdau SA (ADR)	851,567	2,980
Loma Negra Compania Industrial Argentina SA (ADR)[1]	366,341	2,953
Asian Paints, Ltd.	69,520	2,761
Ivanhoe Mines, Ltd., Class A1	164,541	2,448
Fresnillo PLC	266,535	2,187
DSM-Firmenich AG	15,523	2,138
SRF, Ltd.	69,109	2,055
Arkema SA	21,099	2,012
Akzo Nobel NV	22,738	1,604
BASF SE	29,554	1,564
Antofagasta PLC	45,109	1,218
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	113,943	695
Alrosa PJSC[3]	1,123,215	— [4]
		233,669
Energy 2.39%
TotalEnergies SE	408,410	26,471
Reliance Industries, Ltd.	710,985	25,096
Exxon Mobil Corp.	47,675	5,588
Vista Energy, SAB de CV, Class A (ADR)[1]	120,274	5,314
Cheniere Energy, Inc.	28,909	5,199
Chevron Corp.	31,044	4,572
Schlumberger NV	108,559	4,554
Shell PLC (GBP denominated)	120,073	3,913
New Fortress Energy, Inc., Class A6	295,412	2,685
Galp Energia, SGPS, SA, Class B	123,965	2,328
Borr Drilling, Ltd.[1]	214,433	1,177
Borr Drilling, Ltd. (NOK denominated)	148,742	818
INPEX Corp.	42,400	575
Saudi Arabian Oil Co.	54,835	396
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	269
Rosneft Oil Co. PJSC[3]	588,661	— [4]
		88,955
American Funds Insurance Series — Page 32 of 288

unaudited
Common stocks (continued) Real estate 1.67%	Shares	Value (000)
Macrotech Developers, Ltd.	2,070,195	$30,484
China Resources Mixc Lifestyle Services, Ltd.	1,680,200	7,350
KE Holdings, Inc., Class A (ADR)	330,046	6,571
Prestige Estates Projects, Ltd.	249,312	5,500
Fibra Uno Administración REIT, SA de CV	4,513,106	5,253
CK Asset Holdings, Ltd.	891,000	3,872
American Tower Corp. REIT	8,719	2,028
Longfor Group Holdings, Ltd.	399,346	761
ALLOS SA, ordinary nominative shares	60,765	244
		62,063
Utilities 1.25%
Equatorial Energia SA, ordinary nominative shares	1,781,085	10,626
Equatorial Energia SA1	119,090	710
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	450,411	7,474
NTPC, Ltd.	1,046,567	5,533
Gulf Energy Development PCL, foreign registered	2,955,215	5,197
Power Grid Corporation of India, Ltd.	1,121,885	4,733
ENN Energy Holdings, Ltd.	506,300	3,830
Engie SA	219,178	3,786
SembCorp Industries, Ltd.	514,600	2,213
AES Corp.	74,426	1,493
CPFL Energia SA	176,300	1,098
		46,693
Total common stocks (cost: $2,166,840,000)		3,435,408
Preferred securities 0.68% Financials 0.29%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,367,365	9,093
Itaú Unibanco Holding SA, preferred nominative shares	282,512	1,873
		10,966
Real estate 0.17%
QuintoAndar, Ltd., Series E, preference shares[1,3,5]	32,657	5,091
QuintoAndar, Ltd., Series E-1, preference shares[1,3,5]	8,400	1,310
		6,401
Consumer discretionary 0.11%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	50,252	4,000
Getir BV, Series D, preferred shares[1,3,5]	7,768	— [4]
		4,000
Information technology 0.11%
Samsung Electronics Co., Ltd., nonvoting preferred shares	98,641	3,855
Canva, Inc., Series A, noncumulative preferred shares[1,3,5]	34	36
Canva, Inc., Series A-3, noncumulative preferred shares[1,3,5]	1	1
		3,892
Total preferred securities (cost: $29,207,000)		25,259
American Funds Insurance Series — Page 33 of 288

unaudited
Convertible stocks 0.01% Materials 0.01%	Shares	Value (000)
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	5,700	$256
Total convertible stocks (cost: $286,000)		256
Bonds, notes & other debt instruments 3.32% Bonds & notes of governments & government agencies outside the U.S. 2.87%	Principal amount (000)
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	USD200	174
Angola (Republic of) 9.50% 11/12/2025	400	407
Angola (Republic of) 8.25% 5/9/2028	900	856
Angola (Republic of) 8.00% 11/26/2029[7]	445	405
Angola (Republic of) 8.75% 4/14/2032[7]	280	252
Argentine Republic 1.00% 7/9/2029	32	21
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]	1,102	532
Argentine Republic 5.00% 1/9/2038	601	315
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL12,699	2,229
Brazil (Federative Republic of) 6.00% 5/15/2027[9]	27,470	4,961
Brazil (Federative Republic of) 10.00% 1/1/2031	4,628	765
Brazil (Federative Republic of) 6.00% 8/15/2032[9]	4,975	886
Brazil (Federative Republic of) 10.00% 1/1/2033	34,168	5,564
Brazil (Federative Republic of) 6.00% 8/15/2050[9]	9,028	1,569
Chile (Republic of) 5.30% 11/1/2037	CLP480,000	550
Chile (Republic of) 4.34% 3/7/2042	USD350	321
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY27,780	4,182
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	6,100	876
China (People’s Republic of), Series INBK, 3.72% 4/12/2051	25,030	4,500
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	9,500	1,569
China (People’s Republic of), Series INBK, 2.57% 5/20/2054	4,000	595
Colombia (Republic of) 3.25% 4/22/2032	USD700	566
Colombia (Republic of) 8.00% 11/14/2035	200	214
Colombia (Republic of) 5.20% 5/15/2049	755	561
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP1,784,100	376
Colombia (Republic of), Series B, 13.25% 2/9/2033	1,734,800	490
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]	6,870	542
Colombia (Republic of), Series B, 9.25% 5/28/2042	1,413,700	297
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR150	148
Czech Republic 1.95% 7/30/2037	CZK17,900	635
Dominican Republic 8.625% 4/20/2027[7]	USD575	602
Dominican Republic 5.50% 2/22/2029[7]	275	277
Dominican Republic 7.05% 2/3/2031[7]	150	162
Dominican Republic 5.875% 1/30/2060	1,725	1,620
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR200	187
Egypt (Arab Republic of) 7.625% 5/29/2032	USD200	178
Egypt (Arab Republic of) 8.50% 1/31/2047	400	323
Egypt (Arab Republic of) 8.875% 5/29/2050	755	626
Egypt (Arab Republic of) 8.15% 11/20/2059[7]	500	388
Gabonese Republic 7.00% 11/24/2031	500	388
Honduras (Republic of) 6.25% 1/19/2027	1,365	1,324
Honduras (Republic of) 5.625% 6/24/2030	283	252
Honduras (Republic of) 5.625% 6/24/2030[7]	281	250
Hungary (Republic of) 6.25% 9/22/2032[7]	330	356
India (Republic of) 7.32% 11/13/2030	INR39,150	483
India (Republic of) 6.54% 1/17/2032	123,600	1,463
India (Republic of) 7.18% 7/24/2037	68,420	846
Indonesia (Republic of) 6.625% 2/17/2037	USD300	351
American Funds Insurance Series — Page 34 of 288

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR15,813,000	$1,051
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	12,900,000	881
Indonesia (Republic of), Series 91, 6.375% 4/15/2032	5,666,000	373
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	27,200,000	1,862
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	48,335,000	3,239
Indonesia (Republic of), Series 80, 7.50% 6/15/2035	7,953,000	564
Indonesia (Republic of), Series 98, 7.125% 6/15/2038	24,009,000	1,652
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR3,430	840
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038	4,376	1,172
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	2,200	521
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049	1,030	269
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	3,116	747
Malaysia (Federation of), Series 022, 5.357% 5/15/2052	989	286
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD940	985
Mongolia (State of) 4.45% 7/7/2031	300	267
Morocco (Kingdom of) 5.95% 3/8/2028[7]	255	264
Mozambique (Republic of) 9.00% 9/15/2031	1,300	1,129
Nigeria (Republic of) 7.625% 11/21/2025[7]	358	359
Nigeria (Republic of) 7.625% 11/21/2025	342	343
Oman (Sultanate of) 6.00% 8/1/2029	715	751
Oman (Sultanate of) 6.75% 1/17/2048	755	819
Panama (Republic of) 3.75% 4/17/2026	100	98
Panama (Republic of) 4.50% 4/16/2050	200	147
Panama (Republic of) 6.853% 3/28/2054	590	599
Panama (Republic of) 7.875% 3/1/2057	1,400	1,585
Panama (Republic of) 4.50% 1/19/2063	200	140
Paraguay (Republic of) 4.95% 4/28/2031	320	320
Peru (Republic of) 3.00% 1/15/2034	225	193
Peru (Republic of) 6.55% 3/14/2037	360	404
Peru (Republic of) 2.78% 12/1/2060	100	61
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]	400	372
Philippines (Republic of) 6.375% 10/23/2034	145	165
Philippines (Republic of) 3.95% 1/20/2040	500	453
Poland (Republic of) 4.875% 10/4/2033	560	571
Poland (Republic of), Series 0429, 5.75% 4/25/2029	PLN4,500	1,210
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,440	2,595
Poland (Republic of), Series 1034, 5.00% 10/25/2034	3,375	860
Romania 6.625% 9/27/2029	EUR395	483
Romania 2.00% 1/28/2032	1,375	1,248
Romania 5.25% 5/30/2032	450	504
Romania 2.00% 4/14/2033	300	260
Romania 5.625% 5/30/2037	390	430
Romania 2.875% 4/13/2042	335	253
Romania 5.125% 6/15/2048[7]	USD500	438
Saudi Arabia (Kingdom of) 5.00% 1/16/2034	710	727
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	1,590	1,628
Senegal (Republic of) 4.75% 3/13/2028	EUR600	625
South Africa (Republic of), Series R-213, 7.00% 2/28/2031	ZAR53,447	2,771
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	11,495	624
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	52,108	2,793
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	32,571	1,650
South Africa (Republic of), Series R-2035, 11.625% 3/31/2053	9,182	577
Thailand (Kingdom of) 2.875% 12/17/2028	THB1,737	55
Thailand (Kingdom of) 3.45% 6/17/2043	40,923	1,368
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY40,595	941
American Funds Insurance Series — Page 35 of 288

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD200	$227
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY67,970	1,447
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD500	648
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043	655	495
United Mexican States 4.75% 3/8/2044	800	679
United Mexican States 3.75% 4/19/2071	200	128
United Mexican States, Series M, 7.50% 6/3/2027	MXN14,460	706
United Mexican States, Series M20, 8.50% 5/31/2029	34,418	1,707
United Mexican States, Series M, 7.75% 5/29/2031	73,381	3,467
United Mexican States, Series M, 7.50% 5/26/2033	38,770	1,761
United Mexican States, Series M, 7.75% 11/23/2034	38,324	1,748
United Mexican States, Series M30, 8.50% 11/18/2038	23,600	1,105
United Mexican States, Series M, 8.00% 7/31/2053	23,949	1,020
United Mexican States, Series S, 4.00% 10/29/2054[9]	15,913	687
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]	USD75	9
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]	930	121
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]	805	98
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]	800	114
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]	180	25
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]	230	34
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]	65	9
		107,191
Corporate bonds, notes & loans 0.45% Financials 0.09%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	800	743
BBVA Bancomer, SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]	340	371
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	300	274
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]	600	574
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[8]	600	689
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]	600	678
		3,329
Energy 0.08%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]	410	425
Oleoducto Central SA 4.00% 7/14/2027[7]	255	244
Oleoducto Central SA 4.00% 7/14/2027	200	192
Petrobras Global Finance BV 6.85% 6/5/2115	59	57
Petroleos Mexicanos 6.49% 1/23/2027	175	172
Petroleos Mexicanos 5.95% 1/28/2031	1,210	1,048
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	200	186
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]	630	478
Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]	250	261
		3,063
Materials 0.08%
Braskem Idesa SAPI 7.45% 11/15/2029	725	629
Braskem Idesa SAPI 7.45% 11/15/2029[7]	300	260
Braskem Netherlands Finance BV 8.50% 1/12/2031[7]	355	378
American Funds Insurance Series — Page 36 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
CSN Resources SA 8.875% 12/5/2030[7]	USD400	$406
Sasol Financing USA, LLC 8.75% 5/3/2029[5]	1,100	1,164
		2,837
Communication services 0.06%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN13,710	701
América Móvil, SAB de CV 9.50% 1/27/2031	24,000	1,194
PLDT, Inc. 2.50% 1/23/2031	USD210	185
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]	380	279
		2,359
Utilities 0.05%
Aegea Finance SARL 9.00% 1/20/2031[7]	275	298
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]	270	245
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]	412	377
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	490	520
Greenko Dutch BV 3.85% 3/29/2026[7]	179	173
Greenko Dutch BV 3.85% 3/29/2026	179	173
		1,786
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051	410	294
Meituan 3.05% 10/28/2030[7]	400	364
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]	345	356
MercadoLibre, Inc. 3.125% 1/14/2031	200	181
Sands China, Ltd. 4.375% 6/18/2030	220	211
Wynn Macau, Ltd. 5.625% 8/26/2028	260	253
		1,659
Consumer staples 0.02%
NBM US Holdings, Inc. 7.00% 5/14/2026[5]	200	201
NBM US Holdings, Inc. 6.625% 8/6/2029[5]	420	428
		629
Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]	335	349
Mexico City Airport Trust 4.25% 10/31/2026	200	197
		546
Health care 0.01%
Rede D’Or Finance SARL 4.50% 1/22/2030	480	462
Total corporate bonds, notes & loans		16,670
Total bonds, notes & other debt instruments (cost: $125,683,000)		123,861
Short-term securities 4.52% Money market investments 4.30%	Shares
Capital Group Central Cash Fund 5.09%[11,12]	1,600,386	160,071
American Funds Insurance Series — Page 37 of 288

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.18%		Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[11,13]		4,532,515	$4,532
Capital Group Central Cash Fund 5.09%[11,12,13]		19,996	2,000
			6,532
Bills & notes of governments & government agencies outside the U.S. 0.04%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP48,550	890
Nigeria (Republic of) 2/11/2025	18.000	NGN85,333	47
Nigeria (Republic of) 2/20/2025	17.782	113,775	62
Nigeria (Republic of) 2/25/2025	18.036	346,521	188
Nigeria (Republic of) 3/6/2025	17.801	389,048	210
Nigeria (Republic of) 3/13/2025	17.900	151,700	81
Nigeria (Republic of) 3/27/2025	18.586	221,188	117
			1,595
Total short-term securities (cost: $168,340,000)			168,198
Total investment securities 100.75% (cost: $2,490,356,000)			3,752,982
Other assets less liabilities (0.75)%			(27,819)
Net assets 100.00%			$3,725,163
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	102	1/6/2025	USD21,240	$55
5 Year Euro-Bobl Futures	Short	2	12/10/2024	(267)	(2)
5 Year U.S. Treasury Note Futures	Long	27	12/31/2024	2,967	(18)
10 Year Euro-Bund Futures	Short	16	12/10/2024	(2,403)	(17)
10 Year Ultra U.S. Treasury Note Futures	Short	31	12/31/2024	(3,667)	(3)
20 Year U.S. Treasury Bond Futures	Long	4	12/31/2024	497	(2)
					$13
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
CZK	13,725	USD	609	JPMorgan Chase	10/4/2024	$(3)
USD	85	THB	2,940	Morgan Stanley	10/4/2024	(5)
USD	311	ZAR	5,600	Citibank	10/4/2024	(13)
USD	820	TRY	29,135	Standard Chartered Bank	10/4/2024	(29)
USD	1,321	ZAR	23,854	Morgan Stanley	10/4/2024	(59)
USD	700	EUR	629	Goldman Sachs	10/7/2024	— [4]
PLN	605	USD	157	Morgan Stanley	10/7/2024	— [4]
HUF	465,222	USD	1,313	Citibank	10/7/2024	(10)
USD	22	CNH	155	Citibank	10/10/2024	— [4]
USD	791	EUR	710	BNP Paribas	10/10/2024	— [4]
American Funds Insurance Series — Page 38 of 288

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	901	EUR	810	Citibank	10/10/2024	$(1)
USD	982	EUR	882	Morgan Stanley	10/10/2024	(1)
TRY	19,020	USD	537	Citibank	10/17/2024	9
CZK	21,885	USD	963	Citibank	10/17/2024	3
MXN	4,629	USD	231	Morgan Stanley	10/17/2024	3
USD	618	EUR	560	Citibank	10/17/2024	(6)
USD	955	ZAR	17,141	Citibank	10/18/2024	(35)
BRL	12,730	USD	2,250	JPMorgan Chase	10/21/2024	80
USD	526	MXN	10,209	Morgan Stanley	10/21/2024	9
USD	188	MXN	3,615	Morgan Stanley	10/21/2024	5
INR	23,452	USD	279	Bank of New York Mellon	10/21/2024	1
USD	36	CLP	33,408	Morgan Stanley	10/21/2024	(1)
USD	1,435	BRL	7,900	Citibank	10/21/2024	(11)
TRY	15,745	USD	448	Morgan Stanley	10/23/2024	1
USD	3,556	MYR	15,032	Standard Chartered Bank	10/23/2024	(87)
USD	305	MXN	5,957	Bank of New York Mellon	10/28/2024	4
USD	706	BRL	3,850	Morgan Stanley	10/28/2024	2
USD	290	THB	9,780	JPMorgan Chase	11/29/2024	(13)
						$(157)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN2,560	$1	$—	$1
9.7175%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN7,650	18	—	18
						$19	$—	$19
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,000	$(18)	$—	$(18)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	2,000	(27)	—	(27)
11.2144181%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	2,000	(25)	—	(25)
							$(70)	$—	$(70)
American Funds Insurance Series — Page 39 of 288

unaudited
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.35%
Money market investments 4.30%
Capital Group Central Cash Fund 5.09%[11]	$135,440	$573,414	$548,827	$25	$19	$160,071	$6,346
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.09%[11,13]	—	2,000 [14]				2,000	— [15]
Total 4.35%				$25	$19	$162,071	$6,346
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[1,3]	5/26/2021	$5,258	$5,091	.14%
QuintoAndar, Ltd., Series E-1, preference shares[1,3]	12/20/2021	1,716	1,310.03
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	1,112	1,164.03
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	408	428.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	195	201.01
Canva, Inc.[1,3]	8/26/2021-11/4/2021	656	411.01
Canva, Inc., Series A, noncumulative preferred shares[1,3]	11/4/2021	58	36	.00 [16]
Canva, Inc., Series A-3, noncumulative preferred shares[1,3]	11/4/2021	1	1	.00 [16]
Getir BV, Series D, preferred shares[1,3]	5/27/2021	3,500	— [4]	.00 [16]
Total		$12,904	$8,642	.23%

[1]	Security did not produce income during the last 12 months.
[2]
Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,313,000, which represented 0.04% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,642,000, which represented .23% of the net assets of the fund.

[6]	All or a portion of this security was on loan. The total value of all such securities was $11,611,000, which represented .31% of the net assets of the fund.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $10,137,000, which represented .27% of the net assets of the fund.

[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 9/30/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
[16]	Amount less than .01%.
American Funds Insurance Series — Page 40 of 288

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
EGP = Egyptian pounds
EUR = Euros
GBP = British pounds
GDR = Global Depositary Receipts
HUF = Hungarian forints

IDR = Indonesian rupiah
INR = Indian rupees
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
PLN = Polish zloty
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
USD = U.S. dollars
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
American Funds Insurance Series — Page 41 of 288

Washington Mutual Investors Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 96.82% Information technology 20.47%	Shares	Value (000)
Broadcom, Inc.	4,112,130	$709,342
Microsoft Corp.	1,460,500	628,453
Apple, Inc.	1,093,159	254,706
ASML Holding NV (ADR)	138,933	115,766
SAP SE (ADR)	455,839	104,433
NVIDIA Corp.	785,713	95,417
Applied Materials, Inc.	376,119	75,995
Motorola Solutions, Inc.	155,866	70,082
Oracle Corp.	347,095	59,145
Texas Instruments, Inc.	194,429	40,163
KLA Corp.	51,280	39,712
Accenture PLC, Class A	80,926	28,606
Salesforce, Inc.	75,189	20,580
ASM International NV (ADR)	27,154	17,797
Synopsys, Inc.[1]	33,048	16,735
Intel Corp.	694,891	16,302
NetApp, Inc.	95,194	11,757
Cadence Design Systems, Inc.[1]	41,414	11,225
		2,316,216
Financials 16.20%
Marsh & McLennan Companies, Inc.	1,160,224	258,834
JPMorgan Chase & Co.	828,589	174,716
BlackRock, Inc.	139,652	132,601
Visa, Inc., Class A	444,505	122,217
Mastercard, Inc., Class A	222,374	109,808
Chubb, Ltd.	351,783	101,451
KKR & Co., Inc.	739,151	96,518
Blackstone, Inc.	629,891	96,455
Wells Fargo & Co.	1,159,822	65,518
Discover Financial Services	445,790	62,540
Arthur J. Gallagher & Co.	221,475	62,316
S&P Global, Inc.	112,971	58,363
Morgan Stanley	522,902	54,507
Apollo Asset Management, Inc.	416,047	51,969
Citizens Financial Group, Inc.	1,084,015	44,521
CME Group, Inc., Class A	170,257	37,567
Truist Financial Corp.	869,957	37,208
Aon PLC, Class A	102,062	35,313
Capital One Financial Corp.	210,251	31,481
Intercontinental Exchange, Inc.	191,725	30,799
Bank of America Corp.	713,591	28,315
Brookfield Asset Management, Ltd., Class A	493,148	23,321
American Express Co.	82,667	22,419
Goldman Sachs Group, Inc.	37,133	18,385
Canadian Imperial Bank of Commerce	290,915	17,845
American Funds Insurance Series — Page 42 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Nasdaq, Inc.	234,354	$17,110
Carlyle Group, Inc. (The)	314,152	13,527
PNC Financial Services Group, Inc.	68,886	12,734
Fifth Third Bancorp	176,723	7,571
MSCI, Inc.	10,656	6,212
		1,832,141
Health care 15.07%
UnitedHealth Group, Inc.	581,603	340,052
Eli Lilly and Co.	354,242	313,837
AbbVie, Inc.	908,649	179,440
Abbott Laboratories	974,205	111,069
Gilead Sciences, Inc.	1,323,645	110,974
AstraZeneca PLC (ADR)	1,392,427	108,484
CVS Health Corp.	1,411,018	88,725
Danaher Corp.	292,336	81,275
Vertex Pharmaceuticals, Inc.[1]	172,972	80,446
Merck & Co., Inc.	538,864	61,193
Elevance Health, Inc.	99,260	51,615
Amgen, Inc.	137,518	44,310
Novo Nordisk AS, Class B (ADR)	232,861	27,727
Humana, Inc.	81,982	25,967
Johnson & Johnson	125,548	20,346
Bristol-Myers Squibb Co.	378,568	19,587
Pfizer, Inc.	658,185	19,048
Zoetis, Inc., Class A	46,370	9,060
Regeneron Pharmaceuticals, Inc.[1]	5,533	5,816
Molina Healthcare, Inc.[1]	15,694	5,408
		1,704,379
Industrials 11.02%
General Electric Co.	760,933	143,497
RTX Corp.	1,160,884	140,653
Northrop Grumman Corp.	235,363	124,288
Caterpillar, Inc.	286,621	112,103
Union Pacific Corp.	326,156	80,391
Paychex, Inc.	510,733	68,535
L3Harris Technologies, Inc.	240,792	57,277
CSX Corp.	1,477,798	51,028
Johnson Controls International PLC	541,936	42,060
Carrier Global Corp.	519,166	41,788
Deere & Co.	71,346	29,775
PACCAR, Inc.	298,917	29,497
Boeing Co.[1]	193,925	29,484
ABB, Ltd. (ADR)	488,614	28,300
Equifax, Inc.	89,167	26,203
3M Co.	148,485	20,298
TransUnion	191,637	20,064
FedEx Corp.	72,386	19,811
Ingersoll-Rand, Inc.	198,747	19,509
Waste Connections, Inc.	101,840	18,211
Southwest Airlines Co.	602,398	17,849
Delta Air Lines, Inc.	312,062	15,850
Veralto Corp.	138,242	15,464
Republic Services, Inc.	71,086	14,277
American Funds Insurance Series — Page 43 of 288

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
BAE Systems PLC (ADR)	182,972	$12,140
Waste Management, Inc.	56,915	11,815
HEICO Corp.	44,486	11,632
Lockheed Martin Corp.	18,718	10,942
Broadridge Financial Solutions, Inc.	47,192	10,148
Honeywell International, Inc.	46,268	9,564
United Parcel Service, Inc., Class B	66,914	9,123
Lennox International, Inc.	8,982	5,428
		1,247,004
Consumer staples 8.31%
Philip Morris International, Inc.	2,048,675	248,709
Keurig Dr Pepper, Inc.	2,694,988	101,008
Constellation Brands, Inc., Class A	350,683	90,368
Altria Group, Inc.	1,230,547	62,807
Procter & Gamble Co.	277,206	48,012
Hershey Co.	244,412	46,873
British American Tobacco PLC (ADR)	1,215,404	44,460
Kraft Heinz Co. (The)	1,139,744	40,016
Target Corp.	233,989	36,470
Coca-Cola Co.	481,646	34,611
Mondelez International, Inc., Class A	435,734	32,101
Dollar General Corp.	360,178	30,460
Costco Wholesale Corp.	33,105	29,348
Sysco Corp.	300,700	23,473
Danone (ADR)	1,556,481	22,725
Church & Dwight Co., Inc.	189,242	19,817
Kimberly-Clark Corp.	94,992	13,516
Reckitt Benckiser Group PLC (ADR)	645,548	7,985
Bunge Global SA	80,582	7,787
		940,546
Consumer discretionary 7.48%
Home Depot, Inc.	369,269	149,628
YUM! Brands, Inc.	707,287	98,815
Royal Caribbean Cruises, Ltd.	542,332	96,188
Darden Restaurants, Inc.	559,259	91,791
General Motors Co.	1,506,698	67,560
Starbucks Corp.	627,523	61,177
NIKE, Inc., Class B	600,297	53,066
McDonald’s Corp.	144,441	43,984
TJX Companies, Inc. (The)	340,650	40,040
Amazon.com, Inc.[1]	142,574	26,566
Marriott International, Inc., Class A	100,754	25,048
D.R. Horton, Inc.	117,911	22,494
Tractor Supply Co.	68,157	19,829
Vail Resorts, Inc.	107,195	18,683
Lennar Corp., Class A	62,894	11,791
Chipotle Mexican Grill, Inc.[1]	130,550	7,522
Tesla, Inc.[1]	24,770	6,481
Sony Group Corp. (ADR)	43,215	4,173
Advance Auto Parts, Inc.	31,181	1,216
		846,052
American Funds Insurance Series — Page 44 of 288

unaudited
Common stocks (continued) Communication services 4.85%	Shares	Value (000)
Alphabet, Inc., Class C	828,003	$138,434
Alphabet, Inc., Class A	411,801	68,297
Comcast Corp., Class A	3,756,250	156,898
Meta Platforms, Inc., Class A	173,553	99,349
Walt Disney Co. (The)	418,574	40,262
Verizon Communications, Inc.	407,342	18,294
Electronic Arts, Inc.	120,237	17,247
Deutsche Telekom AG (ADR)	215,122	6,331
AT&T, Inc.	153,127	3,369
		548,481
Energy 4.47%
Exxon Mobil Corp.	1,102,475	129,232
EOG Resources, Inc.	960,948	118,129
Canadian Natural Resources, Ltd.	2,065,771	68,604
Halliburton Co.	1,609,005	46,742
ConocoPhillips	417,431	43,947
Chevron Corp.	271,766	40,023
TC Energy Corp.	523,250	24,881
Schlumberger NV	433,272	18,176
Cenovus Energy, Inc.	951,373	15,916
		505,650
Utilities 3.67%
Constellation Energy Corp.	468,622	121,851
Sempra	1,045,601	87,444
Southern Co. (The)	862,434	77,774
FirstEnergy Corp.	1,391,320	61,705
Public Service Enterprise Group, Inc.	265,164	23,655
CenterPoint Energy, Inc.	562,197	16,540
Entergy Corp.	119,743	15,760
NextEra Energy, Inc.	125,161	10,580
		415,309
Real estate 2.82%
Welltower, Inc. REIT	835,344	106,949
Extra Space Storage, Inc. REIT	461,848	83,220
Prologis, Inc. REIT	255,797	32,302
Mid-America Apartment Communities, Inc. REIT	183,619	29,177
American Tower Corp. REIT	121,713	28,306
Equinix, Inc. REIT	28,266	25,090
Public Storage REIT	38,732	14,093
		319,137
Materials 2.46%
Linde PLC	163,263	77,854
Corteva, Inc.	816,772	48,018
Celanese Corp.	300,741	40,889
Wheaton Precious Metals Corp.	422,008	25,776
Rio Tinto PLC (ADR)	271,564	19,327
Nucor Corp.	119,279	17,932
LyondellBasell Industries NV	155,020	14,866
Freeport-McMoRan, Inc.	258,172	12,888
Mosaic Co.	362,193	9,700
American Funds Insurance Series — Page 45 of 288

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
H.B. Fuller Co.	91,076	$7,230
Royal Gold, Inc.	28,262	3,965
		278,445
Total common stocks (cost: $6,854,690,000)		10,953,360
Convertible stocks 0.03% Financials 0.03%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	3,671
Total convertible stocks (cost: $2,700,000)		3,671
Short-term securities 3.05% Money market investments 3.05%
Capital Group Central Cash Fund 5.09%[2,3]	3,455,672	345,636
Total short-term securities (cost: $345,547,000)		345,636
Total investment securities 99.90% (cost: $7,202,937,000)		11,302,667
Other assets less liabilities 0.10%		10,976
Net assets 100.00%		$11,313,643
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.05%
Money market investments 3.05%
Capital Group Central Cash Fund 5.09%[2]	$329,850	$1,102,299	$1,086,586	$7	$66	$345,636	$14,401
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.09%[2]	629		629 [4]			—	— [5]
Total 3.05%				$7	$66	$345,636	$14,401

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 9/30/2024.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Represents net activity.
[5]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 46 of 288

Capital World Growth and Income Fund®
Investment portfolio
September 30, 2024
unaudited

Common stocks 95.92% Information technology 20.57%	Shares	Value (000)
Broadcom, Inc.	443,808	$76,558
Microsoft Corp.	162,842	70,071
Taiwan Semiconductor Manufacturing Co., Ltd.	2,143,772	65,449
Apple, Inc.	176,891	41,216
ASML Holding NV	18,003	15,008
ASML Holding NV (ADR)	5,214	4,345
NVIDIA Corp.	141,907	17,233
Capgemini SE	55,374	11,995
Texas Instruments, Inc.	53,061	10,961
Tokyo Electron, Ltd.	56,400	10,015
Salesforce, Inc.	35,208	9,637
Samsung Electronics Co., Ltd.	182,898	8,669
Accenture PLC, Class A	24,321	8,597
Oracle Corp.	30,301	5,163
Shopify, Inc., Class A, subordinate voting shares[1]	62,015	4,970
MediaTek, Inc.	119,094	4,447
Dell Technologies, Inc., Class C	33,347	3,953
Keyence Corp.	7,800	3,733
Applied Materials, Inc.	18,175	3,672
Seagate Technology Holdings PLC	27,660	3,030
Arista Networks, Inc.[1]	7,560	2,902
EPAM Systems, Inc.[1]	13,422	2,671
SAP SE	11,214	2,547
Synopsys, Inc.[1]	4,971	2,517
Micron Technology, Inc.	23,299	2,416
Constellation Software, Inc.	613	1,994
NEC Corp.	16,673	1,606
GlobalWafers Co., Ltd.	99,000	1,429
Fujitsu, Ltd.	64,100	1,315
International Business Machines Corp.	4,903	1,084
Advantech Co., Ltd.	95,098	970
Intel Corp.	41,078	964
Elastic NV, non-registered shares[1]	11,780	904
Delta Electronics, Inc.	66,000	797
Wolfspeed, Inc.[1]	12,732	124
		402,962
Industrials 14.65%
General Electric Co.	162,087	30,566
Airbus SE, non-registered shares	124,355	18,209
Carrier Global Corp.	206,459	16,618
BAE Systems PLC	818,380	13,547
Siemens AG	60,872	12,293
RTX Corp.	99,610	12,069
Recruit Holdings Co., Ltd.	180,750	11,009
Safran SA	45,246	10,676
American Funds Insurance Series — Page 47 of 288

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TransDigm Group, Inc.	7,030	$10,033
Mitsui & Co., Ltd.	431,600	9,611
Melrose Industries PLC	1,507,824	9,223
Eaton Corp. PLC	26,217	8,689
Deere & Co.	19,592	8,176
Leonardo SpA	346,959	7,743
Bureau Veritas SA	226,173	7,506
Techtronic Industries Co., Ltd.	469,000	7,109
Ryanair Holdings PLC (ADR)	148,840	6,725
Lockheed Martin Corp.	10,615	6,205
Deutsche Post AG	138,521	6,169
Compagnie de Saint-Gobain SA, non-registered shares	66,735	6,083
Boeing Co.[1]	37,110	5,642
RELX PLC	92,186	4,355
International Consolidated Airlines Group SA (CDI)	1,416,812	3,898
Rolls-Royce Holdings PLC[1]	537,933	3,799
L3Harris Technologies, Inc.	15,292	3,638
Caterpillar, Inc.	9,152	3,580
United Rentals, Inc.	4,307	3,488
Daikin Industries, Ltd.	24,400	3,426
Volvo AB, Class B	126,472	3,344
Schneider Electric SE	11,854	3,136
Ingersoll-Rand, Inc.	31,561	3,098
Dayforce, Inc.[1]	49,127	3,009
Kingspan Group PLC	29,301	2,758
Builders FirstSource, Inc.[1]	13,960	2,706
ITOCHU Corp.	46,700	2,509
MTU Aero Engines AG	7,528	2,346
Weir Group PLC (The)	77,606	2,249
Bunzl PLC	44,896	2,124
Thales SA	12,370	1,965
Mitsubishi Corp.	76,500	1,581
CSX Corp.	45,296	1,564
SMC Corp.	2,500	1,112
SS&C Technologies Holdings, Inc.	14,892	1,105
Rentokil Initial PLC	176,219	865
SECOM Co., Ltd.	21,600	798
Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165	741
		287,095
Health care 12.82%
Eli Lilly and Co.	38,451	34,065
UnitedHealth Group, Inc.	52,556	30,728
Novo Nordisk AS, Class B	225,562	26,858
Abbott Laboratories	188,791	21,524
Vertex Pharmaceuticals, Inc.[1]	46,098	21,439
AstraZeneca PLC	90,638	14,118
Stryker Corp.	31,654	11,435
Gilead Sciences, Inc.	132,131	11,078
Sanofi	93,572	10,781
Daiichi Sankyo Co., Ltd.	263,500	8,663
Molina Healthcare, Inc.[1]	22,368	7,707
AbbVie, Inc.	38,700	7,643
Takeda Pharmaceutical Co., Ltd.[2]	252,300	7,216
GE HealthCare Technologies, Inc.	57,427	5,390
American Funds Insurance Series — Page 48 of 288

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific, Inc.	7,216	$4,464
Novartis AG	29,535	3,400
DexCom, Inc.[1]	48,241	3,234
Medtronic PLC	31,793	2,862
Catalent, Inc.[1]	45,413	2,751
EssilorLuxottica SA	11,398	2,701
Zoetis, Inc., Class A	11,806	2,307
Siemens Healthineers AG	34,257	2,054
Centene Corp.[1]	21,998	1,656
Coloplast AS, Class B	12,242	1,599
Insulet Corp.[1]	6,769	1,576
Lonza Group AG	2,155	1,363
Eurofins Scientific SE, non-registered shares	19,671	1,247
CVS Health Corp.	9,959	626
Rede D’Or Sao Luiz SA	85,145	483
agilon health, Inc.[1]	63,086	248
		251,216
Financials 12.44%
Zurich Insurance Group AG	29,697	17,914
Chubb, Ltd.	51,116	14,741
ING Groep NV	731,621	13,307
Banco Bilbao Vizcaya Argentaria, SA	1,087,447	11,772
Blackstone, Inc.	71,821	10,998
JPMorgan Chase & Co.	51,517	10,863
Mastercard, Inc., Class A	20,227	9,988
HSBC Holdings PLC (GBP denominated)	706,137	6,334
HSBC Holdings PLC (HKD denominated)	138,400	1,253
AXA SA	190,301	7,324
AIA Group, Ltd.	736,199	6,510
Arthur J. Gallagher & Co.	20,336	5,722
KKR & Co., Inc.	43,667	5,702
Axis Bank, Ltd.	367,198	5,412
HDFC Life Insurance Co., Ltd.	621,014	5,330
B3 SA - Brasil, Bolsa, Balcao	2,465,629	4,847
Aon PLC, Class A	13,554	4,690
BlackRock, Inc.	4,433	4,209
NatWest Group PLC	908,678	4,198
HDFC Bank, Ltd.	174,001	3,602
HDFC Bank, Ltd. (ADR)	8,872	555
Capital One Financial Corp.	26,555	3,976
American Express Co.	14,284	3,874
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,058	3,861
Ping An Insurance (Group) Company of China, Ltd., Class H	603,280	3,830
Apollo Asset Management, Inc.	30,553	3,816
Blue Owl Capital, Inc., Class A	194,334	3,762
Discover Financial Services	25,029	3,511
Postal Savings Bank of China Co., Ltd., Class H	5,853,383	3,466
Kotak Mahindra Bank, Ltd.	143,815	3,181
Great-West Lifeco, Inc.	88,914	3,032
BNP Paribas SA	43,085	2,957
Visa, Inc., Class A	10,707	2,944
Bank Rakyat Indonesia (Persero) Tbk PT	8,150,400	2,664
Münchener Rückversicherungs-Gesellschaft AG	4,631	2,548
Israel Discount Bank, Ltd., Class A	454,371	2,547
American Funds Insurance Series — Page 49 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank Central Asia Tbk PT	3,681,200	$2,510
KB Financial Group, Inc.	40,389	2,508
Wells Fargo & Co.	43,133	2,437
FinecoBank SpA	141,544	2,427
Macquarie Group, Ltd.	14,737	2,377
National Bank of Canada	23,214	2,193
Erste Group Bank AG	34,929	1,916
China Merchants Bank Co., Ltd., Class H	234,403	1,141
China Merchants Bank Co., Ltd., Class A	145,600	770
Bank Mandiri (Persero) Tbk PT	3,925,900	1,795
American International Group, Inc.	24,248	1,776
CVC Capital Partners PLC[1]	78,231	1,750
Skandinaviska Enskilda Banken AB, Class A	112,166	1,716
Brown & Brown, Inc.	16,500	1,709
XP, Inc., Class A	88,940	1,596
Power Corporation of Canada, subordinate voting shares[2]	49,258	1,554
Marsh & McLennan Companies, Inc.	6,471	1,444
Brookfield Asset Management, Ltd., Class A (CAD denominated)	27,969	1,322
Citigroup, Inc.	19,409	1,215
Danske Bank AS	39,713	1,196
Aegon, Ltd.	177,180	1,138
Goldman Sachs Group, Inc.	1,822	902
Bajaj Finance, Ltd.	7,541	695
Partners Group Holding AG	270	406
Sberbank of Russia PJSC[3]	3,196,952	— [4]
		243,733
Consumer discretionary 9.43%
Amazon.com, Inc.[1]	130,210	24,262
Home Depot, Inc.	49,814	20,185
LVMH Moët Hennessy-Louis Vuitton SE	18,054	13,866
Trip.com Group, Ltd. (ADR)[1]	202,429	12,030
Industria de Diseño Textil, SA	186,010	11,009
Flutter Entertainment PLC[1]	40,689	9,655
Restaurant Brands International, Inc.	53,931	3,890
Restaurant Brands International, Inc. (CAD denominated)	38,571	2,783
NEXT PLC	50,401	6,602
Marriott International, Inc., Class A	25,165	6,256
Starbucks Corp.	63,634	6,204
Chipotle Mexican Grill, Inc.[1]	106,784	6,153
Compagnie Financière Richemont SA, Class A	37,972	6,020
Evolution AB	58,884	5,787
McDonald’s Corp.	15,975	4,865
Booking Holdings, Inc.	1,128	4,751
Hyundai Motor Co.	23,980	4,441
Shimano, Inc.	17,400	3,299
Tesla, Inc.[1]	11,992	3,137
MercadoLibre, Inc.[1]	1,473	3,023
Las Vegas Sands Corp.	59,752	3,008
Royal Caribbean Cruises, Ltd.	15,147	2,686
YUM! Brands, Inc.	15,992	2,234
Moncler SpA	34,379	2,183
adidas AG	7,762	2,055
Sands China, Ltd.[1]	764,400	1,932
Stellantis NV	127,173	1,759
American Funds Insurance Series — Page 50 of 288

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
InterContinental Hotels Group PLC	15,358	$1,678
Kering SA	5,557	1,592
Pan Pacific International Holdings Corp.	60,900	1,572
Entain PLC	141,682	1,447
Aristocrat Leisure, Ltd.	33,695	1,363
General Motors Co.	29,315	1,314
NIKE, Inc., Class B	12,200	1,078
Ferrari NV (EUR denominated)	1,301	609
		184,728
Communication services 6.70%
Alphabet, Inc., Class C	108,724	18,178
Alphabet, Inc., Class A	80,410	13,336
Meta Platforms, Inc., Class A	48,800	27,935
Publicis Groupe SA	106,905	11,699
Netflix, Inc.[1]	14,990	10,632
NetEase, Inc.	306,400	5,727
NetEase, Inc. (ADR)	13,625	1,274
Comcast Corp., Class A	159,525	6,663
Bharti Airtel, Ltd.	315,048	6,441
Bharti Airtel, Ltd., interim shares	6,582	103
Deutsche Telekom AG	171,669	5,042
Universal Music Group NV2	185,916	4,868
Tencent Holdings, Ltd.	76,400	4,278
SoftBank Corp.	3,223,850	4,210
Singapore Telecommunications, Ltd.	1,437,300	3,618
Sea, Ltd., Class A (ADR)[1]	26,144	2,465
Omnicom Group, Inc.	19,663	2,033
Take-Two Interactive Software, Inc.[1]	9,710	1,492
Advanced Info Service PCL, foreign registered shares	167,800	1,346
		131,340
Consumer staples 6.11%
Philip Morris International, Inc.	282,173	34,256
Nestlé SA	108,280	10,913
Imperial Brands PLC	332,784	9,679
Kroger Co.	153,853	8,816
Ajinomoto Co., Inc.	153,000	5,914
Kweichow Moutai Co., Ltd., Class A	20,700	5,058
British American Tobacco PLC	138,058	5,035
Bunge Global SA	51,036	4,932
Danone SA	59,826	4,356
Ocado Group PLC[1]	798,670	4,089
Constellation Brands, Inc., Class A	12,975	3,343
ITC, Ltd.	522,909	3,241
Sysco Corp.	41,127	3,210
JBS SA	541,766	3,146
Arca Continental, SAB de CV	242,258	2,265
Suntory Beverage & Food, Ltd.	54,200	2,035
Keurig Dr Pepper, Inc.	47,537	1,782
Seven & i Holdings Co., Ltd.	95,540	1,431
PepsiCo, Inc.	7,531	1,281
Treasury Wine Estates, Ltd.	140,254	1,166
Costco Wholesale Corp.	1,243	1,102
Mondelez International, Inc., Class A	14,878	1,096
American Funds Insurance Series — Page 51 of 288

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Alimentation Couche-Tard, Inc.	19,111	$1,057
Altria Group, Inc.	11,175	570
		119,773
Materials 5.78%
Freeport-McMoRan, Inc.	395,327	19,735
Glencore PLC	2,439,796	13,972
Rio Tinto PLC	184,529	13,078
Air Products and Chemicals, Inc.	38,508	11,465
Vale SA, ordinary nominative shares	567,020	6,610
Vale SA (ADR), ordinary nominative shares	151,104	1,765
Ivanhoe Mines, Ltd., Class A1	460,454	6,850
Linde PLC	11,300	5,388
First Quantum Minerals, Ltd.[1]	380,583	5,189
Anglo American PLC	138,309	4,495
Smurfit Westrock PLC	65,438	3,234
Heidelberg Materials AG, non-registered shares	27,387	2,977
Air Liquide SA	7,988	1,543
Air Liquide SA, bonus shares	7,036	1,359
Shin-Etsu Chemical Co., Ltd.	58,100	2,430
Barrick Gold Corp. (CAD denominated)	109,855	2,185
Albemarle Corp.	22,528	2,134
Akzo Nobel NV	24,478	1,727
Grupo México, SAB de CV, Series B	266,100	1,483
Fortescue, Ltd.	93,926	1,325
Southern Copper Corp.	11,016	1,274
Lundin Mining Corp.	106,116	1,112
Antofagasta PLC	35,642	962
Evonik Industries AG	36,190	846
		113,138
Energy 4.45%
Canadian Natural Resources, Ltd. (CAD denominated)	592,179	19,664
EOG Resources, Inc.	98,276	12,081
TC Energy Corp. (CAD denominated)[2]	237,320	11,281
Cameco Corp. (CAD denominated)	133,792	6,392
Cameco Corp.	41,372	1,976
Tourmaline Oil Corp.	130,155	6,045
TotalEnergies SE	91,125	5,906
Shell PLC (GBP denominated)	180,681	5,889
Schlumberger NV	88,077	3,695
Reliance Industries, Ltd.	95,763	3,380
Suncor Energy, Inc.	70,913	2,617
Baker Hughes Co., Class A	68,847	2,489
ConocoPhillips	23,026	2,424
Neste OYJ	91,250	1,773
Cenovus Energy, Inc. (CAD denominated)	95,648	1,600
		87,212
Utilities 2.27%
Constellation Energy Corp.	30,769	8,001
DTE Energy Co.	46,378	5,955
E.ON SE	365,744	5,439
Engie SA	302,086	5,218
Iberdrola, SA, non-registered shares	232,814	3,602
American Funds Insurance Series — Page 52 of 288

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
China Resources Gas Group, Ltd.	830,832	$3,356
Dominion Energy, Inc.	44,838	2,591
Duke Energy Corp.	19,966	2,302
FirstEnergy Corp.	42,471	1,884
National Grid PLC	128,436	1,771
NextEra Energy, Inc.	18,050	1,526
AES Corp.	72,359	1,451
Public Service Enterprise Group, Inc.	13,054	1,165
ENN Energy Holdings, Ltd.	30,042	227
		44,488
Real estate 0.70%
VICI Properties, Inc. REIT	101,254	3,373
Extra Space Storage, Inc. REIT	10,510	1,894
Iron Mountain, Inc. REIT	15,661	1,861
Prologis, Inc. REIT	12,475	1,575
Longfor Group Holdings, Ltd.	722,238	1,376
Mitsui Fudosan Co., Ltd.	141,700	1,327
China Resources Mixc Lifestyle Services, Ltd.	303,200	1,326
CubeSmart REIT	15,200	818
American Tower Corp. REIT	866	202
		13,752
Total common stocks (cost: $1,156,125,000)		1,879,437
Preferred securities 0.08% Consumer discretionary 0.05%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	12,306	979
Health care 0.03%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	59,790	537
Total preferred securities (cost: $2,001,000)		1,516
Convertible stocks 0.13% Materials 0.13%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	55,312	2,489
Total convertible stocks (cost: $2,743,000)		2,489
Bonds, notes & other debt instruments 0.11% Corporate bonds, notes & loans 0.11% Health care 0.05%	Principal amount (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD1,100	1,058
Financials 0.03%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]	709	528
American Funds Insurance Series — Page 53 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 0.02%	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]	USD390	$395
Energy 0.01%
TransCanada Pipelines, Ltd. 5.10% 3/15/2049	210	205
Total corporate bonds, notes & loans		2,186
Total bonds, notes & other debt instruments (cost: $2,277,000)		2,186
Short-term securities 4.48% Money market investments 3.73%	Shares
Capital Group Central Cash Fund 5.09%[7,8]	731,412	73,156
Money market investments purchased with collateral from securities on loan 0.75%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[7,9]	14,613,101	14,613
Total short-term securities (cost: $87,759,000)		87,769
Total investment securities 100.72% (cost: $1,250,905,000)		1,973,397
Other assets less liabilities (0.72)%		(14,111)
Net assets 100.00%		$1,959,286
Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 3.73%
Money market investments 3.73%
Capital Group Central Cash Fund 5.09%[7]	$44,944	$214,263	$186,062	$(4)	$15	$73,156	$2,643

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $15,626,000, which represented .80% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Step bond; coupon rate may change at a later date.
[6]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $395,000, which represented
.02% of the net assets of the fund.

[7]	Rate represents the seven-day yield at 9/30/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros

GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 54 of 288

Growth-Income Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 96.50% Information technology 23.63%	Shares	Value (000)
Microsoft Corp.	6,284,921	$2,704,401
Apple, Inc.	8,749,056	2,038,530
Broadcom, Inc.	8,322,779	1,435,679
NVIDIA Corp.	7,299,284	886,425
Accenture PLC, Class A	1,847,898	653,195
Texas Instruments, Inc.	2,371,995	489,983
Salesforce, Inc.	1,075,059	294,254
Samsung Electronics Co., Ltd.	4,599,072	217,975
Oracle Corp.	1,277,204	217,636
Intel Corp.	5,397,178	126,618
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	125,233
Cognizant Technology Solutions Corp., Class A	1,376,004	106,200
Palo Alto Networks, Inc.[1]	247,877	84,724
ServiceNow, Inc.[1]	85,000	76,023
Seagate Technology Holdings PLC	675,467	73,984
EPAM Systems, Inc.[1]	367,000	73,044
Analog Devices, Inc.	168,515	38,787
QUALCOMM, Inc.	225,964	38,425
Applied Materials, Inc.	120,881	24,424
ASML Holding NV	28,845	24,047
Adobe, Inc.[1]	43,879	22,720
Micron Technology, Inc.	176,871	18,343
Arista Networks, Inc.[1]	44,906	17,236
		9,787,886
Health care 14.40%
UnitedHealth Group, Inc.	2,261,459	1,322,230
Eli Lilly and Co.	763,290	676,229
AbbVie, Inc.	3,341,902	659,959
GE HealthCare Technologies, Inc.	5,951,114	558,512
Thermo Fisher Scientific, Inc.	663,929	410,687
Vertex Pharmaceuticals, Inc.[1]	787,675	366,332
Abbott Laboratories	2,689,824	306,667
Revvity, Inc.	1,988,505	254,032
Danaher Corp.	896,225	249,169
IQVIA Holdings, Inc.[1]	659,338	156,243
Sanofi	1,245,837	143,538
Novo Nordisk AS, Class B	883,888	105,247
Cencora, Inc.	446,557	100,511
CVS Health Corp.	1,587,580	99,827
Gilead Sciences, Inc.	1,021,474	85,640
Johnson & Johnson	505,000	81,840
Insulet Corp.[1]	289,602	67,405
Bristol-Myers Squibb Co.	1,150,000	59,501
Regeneron Pharmaceuticals, Inc.[1]	55,026	57,846
Stryker Corp.	138,782	50,136
American Funds Insurance Series — Page 55 of 288

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Amgen, Inc.	151,000	$48,654
DexCom, Inc.[1]	647,230	43,390
Intuitive Surgical, Inc.[1]	87,269	42,873
Medtronic PLC	210,000	18,906
		5,965,374
Industrials 13.45%
RTX Corp.	6,609,813	800,845
General Electric Co.	2,855,023	538,400
Automatic Data Processing, Inc.	1,695,401	469,168
Carrier Global Corp.	5,347,121	430,390
GFL Environmental, Inc., subordinate voting shares	9,122,275	363,796
Boeing Co.[1]	2,376,190	361,276
General Dynamics Corp.	1,160,968	350,845
Airbus SE, non-registered shares	1,921,964	281,427
TFI International, Inc.	2,020,941	276,647
United Rentals, Inc.	326,897	264,698
Woodward, Inc.	1,484,210	254,557
Honeywell International, Inc.	1,225,481	253,319
Ingersoll-Rand, Inc.	2,103,958	206,525
Paychex, Inc.	1,059,135	142,125
XPO, Inc.[1]	1,216,922	130,831
TransDigm Group, Inc.	65,897	94,044
L3Harris Technologies, Inc.	381,989	90,864
Union Pacific Corp.	250,000	61,620
CSX Corp.	1,702,773	58,797
APi Group Corp.[1]	1,599,578	52,818
Delta Air Lines, Inc.	900,000	45,711
GE Vernova, Inc.[1]	162,500	41,434
		5,570,137
Financials 11.20%
Mastercard, Inc., Class A	1,165,332	575,441
Fidelity National Information Services, Inc.	6,795,448	569,119
JPMorgan Chase & Co.	2,557,824	539,343
BlackRock, Inc.	394,887	374,949
S&P Global, Inc.	706,397	364,939
PNC Financial Services Group, Inc.	1,822,955	336,973
Capital One Financial Corp.	1,668,858	249,878
Berkshire Hathaway, Inc., Class B1	540,000	248,540
Chubb, Ltd.	795,439	229,397
Morgan Stanley	1,380,851	143,940
Marsh & McLennan Companies, Inc.	634,688	141,593
Visa, Inc., Class A	500,000	137,475
B3 SA - Brasil, Bolsa, Balcao	56,528,755	111,134
Power Corporation of Canada, subordinate voting shares[2]	3,140,000	99,044
First Citizens BancShares, Inc., Class A	46,090	84,849
Wells Fargo & Co.	1,300,000	73,437
State Street Corp.	760,000	67,237
Arthur J. Gallagher & Co.	220,000	61,901
Apollo Asset Management, Inc.	475,238	59,362
American International Group, Inc.	704,000	51,554
American Express Co.	175,780	47,672
American Funds Insurance Series — Page 56 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Pinnacle Financial Partners, Inc.	377,442	$36,978
CME Group, Inc., Class A	152,718	33,697
		4,638,452
Communication services 10.49%
Meta Platforms, Inc., Class A	3,777,491	2,162,387
Alphabet, Inc., Class A	5,508,010	913,503
Alphabet, Inc., Class C	5,082,000	849,660
Netflix, Inc.[1]	346,439	245,719
Comcast Corp., Class A	2,098,931	87,672
Universal Music Group NV2	3,239,458	84,822
		4,343,763
Consumer discretionary 9.75%
Amazon.com, Inc.[1]	8,210,060	1,529,780
Wyndham Hotels & Resorts, Inc.[3]	5,233,154	408,919
Restaurant Brands International, Inc.[2]	4,239,207	305,732
Tesla, Inc.[1]	1,104,141	288,876
Royal Caribbean Cruises, Ltd.	1,510,459	267,895
Home Depot, Inc.	555,571	225,117
InterContinental Hotels Group PLC	1,396,700	152,641
Hasbro, Inc.	1,788,473	129,342
Tractor Supply Co.	401,621	116,844
Tapestry, Inc.	2,459,116	115,529
Sony Group Corp.	5,225,500	101,487
McDonald’s Corp.	279,467	85,100
YUM! Brands, Inc.	350,000	48,899
Churchill Downs, Inc.	356,427	48,192
TJX Companies, Inc. (The)	328,670	38,632
DoorDash, Inc., Class A1	266,642	38,058
Starbucks Corp.	382,227	37,263
Hilton Worldwide Holdings, Inc.	151,393	34,896
LVMH Moët Hennessy-Louis Vuitton SE	44,522	34,194
General Motors Co.	504,165	22,607
NIKE, Inc., Class B	92,520	8,179
		4,038,182
Consumer staples 3.60%
British American Tobacco PLC	14,728,870	537,116
General Mills, Inc.	2,690,394	198,686
Philip Morris International, Inc.	1,397,749	169,687
Constellation Brands, Inc., Class A	596,394	153,685
Mondelez International, Inc., Class A	1,907,526	140,527
Church & Dwight Co., Inc.	1,151,046	120,537
Imperial Brands PLC	3,663,668	106,563
Keurig Dr Pepper, Inc.	1,019,386	38,207
Kraft Heinz Co. (The)	694,940	24,399
		1,489,407
Materials 3.02%
Air Products and Chemicals, Inc.	1,615,736	481,069
Freeport-McMoRan, Inc.	3,982,222	198,793
Eastman Chemical Co.	1,613,268	180,605
Celanese Corp.	1,186,264	161,284
Linde PLC	282,705	134,811
American Funds Insurance Series — Page 57 of 288

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
LyondellBasell Industries NV	579,974	$55,620
Albemarle Corp.[2]	431,100	40,829
		1,253,011
Energy 2.97%
Baker Hughes Co., Class A	9,510,198	343,794
Canadian Natural Resources, Ltd. (CAD denominated)	8,658,066	287,503
Exxon Mobil Corp.	2,278,660	267,105
EOG Resources, Inc.	1,040,878	127,955
Chevron Corp.	535,000	78,789
TC Energy Corp.	1,629,755	77,495
ConocoPhillips	434,738	45,769
		1,228,410
Real estate 2.06%
VICI Properties, Inc. REIT	9,305,605	309,970
Equinix, Inc. REIT	333,626	296,137
American Tower Corp. REIT	600,698	139,698
Welltower, Inc. REIT	570,000	72,977
Prologis, Inc. REIT	275,887	34,839
		853,621
Utilities 1.93%
PG&E Corp.	18,016,861	356,193
Edison International	1,271,657	110,749
Entergy Corp.	838,520	110,358
CenterPoint Energy, Inc.	3,587,873	105,555
Sempra	800,000	66,904
DTE Energy Co.	401,000	51,492
		801,251
Total common stocks (cost: $22,946,510,000)		39,969,494
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Industrials 0.01%	Principal amount (000)
Boeing Co. 4.875% 5/1/2025	USD4,706	4,689
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026	827	833
		992
Total corporate bonds, notes & loans		5,681
Total bonds, notes & other debt instruments (cost: $5,653,000)		5,681
Short-term securities 3.87% Money market investments 3.53%	Shares
Capital Group Central Cash Fund 5.09%[3,4]	14,612,840	1,461,576
American Funds Insurance Series — Page 58 of 288

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.34%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[4,5]	127,668,612	$127,669
Capital Group Central Cash Fund 5.09%[3,4,5]	127,474	12,750
		140,419
Total short-term securities (cost: $1,601,826,000)		1,601,995
Total investment securities 100.38% (cost: $24,553,989,000)		41,577,170
Other assets less liabilities (0.38)%		(157,589)
Net assets 100.00%		$41,419,581
Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Common stocks 0.99%
Consumer discretionary 0.99%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,387	$—	$—	$20,230	$408,919	$3,658
Short-term securities 3.56%
Money market investments 3.53%
Capital Group Central Cash Fund 5.09%[4]	1,430,798	7,140,077	7,109,822	516	7	1,461,576	45,405
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 5.09%[4,5]	—	12,750 [6]				12,750	— [7]
Total short-term securities						1,474,326
Total 4.55%				$516	$20,237	$1,883,245	$49,063

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $148,791,000, which represented .36% of the net assets of the fund.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 9/30/2024.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
CAD = Canadian dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
American Funds Insurance Series — Page 59 of 288

International Growth and Income Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 95.21% Financials 18.82%	Shares	Value (000)
AXA SA	113,146	$4,355
Zurich Insurance Group AG	6,715	4,051
Ping An Insurance (Group) Company of China, Ltd., Class H	420,500	2,670
HSBC Holdings PLC (GBP denominated)	231,078	2,073
HSBC Holdings PLC (HKD denominated)	55,200	500
UniCredit SpA	51,854	2,279
Deutsche Bank AG	130,579	2,251
KB Financial Group, Inc.	36,068	2,240
Tryg A/S	93,238	2,211
Banco Bilbao Vizcaya Argentaria, SA	199,215	2,156
Tokio Marine Holdings, Inc.	55,200	2,025
Société Générale	80,389	2,004
AIA Group, Ltd.	220,000	1,945
Edenred SA	49,577	1,881
Resona Holdings, Inc.	265,900	1,854
Skandinaviska Enskilda Banken AB, Class A	120,751	1,847
Hiscox, Ltd.	115,150	1,764
Euronext NV	15,774	1,712
NatWest Group PLC	356,457	1,647
Hana Financial Group, Inc.	36,415	1,642
Prudential PLC	162,576	1,517
London Stock Exchange Group PLC	10,138	1,386
Kotak Mahindra Bank, Ltd.	61,321	1,356
CaixaBank, SA, non-registered shares	217,373	1,296
Royal Bank of Canada	9,454	1,180
HDFC Bank, Ltd.	56,777	1,175
DBS Group Holdings, Ltd.	39,284	1,167
Bank Hapoalim BM	114,034	1,144
Aon PLC, Class A	2,812	973
Grupo Financiero Banorte, SAB de CV, Series O	125,829	891
CVC Capital Partners PLC[1]	37,230	833
Mizuho Financial Group, Inc.[2]	40,200	826
3i Group PLC	16,295	721
DNB Bank ASA	35,078	720
ICICI Bank, Ltd. (ADR)	21,076	629
Mediobanca SpA	35,646	609
Brookfield Corp., Class A (CAD denominated)	11,454	608
Hong Kong Exchanges and Clearing, Ltd.	14,700	600
Macquarie Group, Ltd.	3,325	536
Banco Santander, SA	97,356	497
Discovery, Ltd.	49,301	491
XP, Inc., Class A	26,563	476
Canara Bank	311,140	415
Bank Mandiri (Persero) Tbk PT	862,900	395
Bank Central Asia Tbk PT	548,300	374
Bank Leumi le-Israel B.M.	30,871	303
American Funds Insurance Series — Page 60 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banca Generali SpA	5,885	$264
National Bank of Canada	2,311	218
Intesa Sanpaolo SpA	46,315	198
Hang Seng Bank, Ltd.	15,900	198
Sberbank of Russia PJSC[3]	476,388	— [4]
		65,103
Industrials 14.31%
BAE Systems PLC	335,344	5,551
Airbus SE, non-registered shares	28,233	4,134
ABB, Ltd.	46,492	2,695
Ryanair Holdings PLC (ADR)	49,625	2,242
Rheinmetall AG, non-registered shares	3,627	1,961
Safran SA	8,077	1,906
SMC Corp.	3,900	1,736
ITOCHU Corp.	31,300	1,682
CCR SA, ordinary nominative shares	645,274	1,433
Siemens AG	7,091	1,432
Mitsui & Co., Ltd.	61,800	1,376
RELX PLC	28,941	1,367
TFI International, Inc.	5,026	688
TFI International, Inc. (CAD denominated)	4,749	651
Canadian National Railway Co. (CAD denominated)	11,410	1,336
Thales SA	8,242	1,309
Alliance Global Group, Inc.	7,668,600	1,282
Diploma PLC	20,936	1,245
Epiroc AB, Class A	28,941	625
Epiroc AB, Class B	31,801	603
Hitachi, Ltd.	39,100	1,033
ASSA ABLOY AB, Class B	29,964	1,009
Copa Holdings, SA, Class A	10,465	982
Volvo AB, Class B	34,320	907
Caterpillar, Inc.	2,242	877
Fluidra, SA, non-registered shares	33,272	870
DSV A/S	3,958	821
Bunzl PLC	15,264	722
Pluxee NV1	33,005	696
Wizz Air Holdings PLC[1]	31,364	609
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	34,111	592
Daikin Industries, Ltd.	4,000	562
Deutsche Post AG	12,059	537
Komatsu, Ltd.	17,800	494
Bombardier, Inc., Class B1	6,467	492
Techtronic Industries Co., Ltd.	32,092	487
SITC International Holdings Co., Ltd.	173,659	463
Metso Corp.	38,579	413
Jiangsu Hengli Hydraulic Co., Ltd., Class A	38,900	349
Adecco Group AG	10,196	347
Shenzhen Inovance Technology Co., Ltd., Class A	36,500	325
International Container Terminal Services, Inc.	40,750	294
Aalberts NV, non-registered shares	4,818	196
VAT Group AG	324	165
		49,496
American Funds Insurance Series — Page 61 of 288

unaudited
Common stocks (continued) Information technology 13.28%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	461,000	$14,074
ASML Holding NV	8,231	6,862
MediaTek, Inc.	155,000	5,788
Broadcom, Inc.	25,719	4,437
SAP SE	11,227	2,550
Samsung Electronics Co., Ltd.	50,247	2,381
Capgemini SE	6,838	1,481
Keyence Corp.	2,600	1,244
E Ink Holdings, Inc.	115,000	1,071
Sage Group PLC (The)	74,500	1,022
ASM International NV	1,529	1,008
Tokyo Electron, Ltd.	5,300	941
Fujitsu, Ltd.	34,200	702
Halma PLC	17,054	595
NEC Corp.	5,500	530
ASMPT, Ltd.	42,000	516
Nomura Research Institute, Ltd.	7,100	263
eMemory Technology, Inc.	3,000	251
Tata Consultancy Services, Ltd.	4,400	225
		45,941
Consumer discretionary 10.90%
Industria de Diseño Textil, SA	77,060	4,561
Renault SA	73,379	3,190
Trip.com Group, Ltd. (ADR)[1]	40,951	2,434
Trip.com Group, Ltd.[1]	9,750	589
LVMH Moët Hennessy-Louis Vuitton SE	2,900	2,227
Evolution AB	22,636	2,225
Prosus NV, Class N	46,278	2,001
MGM China Holdings, Ltd.	1,128,400	1,799
Stellantis NV	117,933	1,632
Midea Group Co., Ltd., Class A	146,500	1,566
Restaurant Brands International, Inc. (CAD denominated)	19,418	1,401
InterContinental Hotels Group PLC	12,391	1,354
Suzuki Motor Corp.	119,600	1,335
B&M European Value Retail SA	232,398	1,291
Wynn Macau, Ltd.	1,149,600	978
Bajaj Auto, Ltd.	6,557	968
Amadeus IT Group SA, Class A, non-registered shares	12,961	936
Hyundai Motor Co.	4,892	906
H World Group, Ltd. (ADR)	23,966	892
Entain PLC	77,901	795
Galaxy Entertainment Group, Ltd.	112,361	557
Paltac Corp.	17,900	551
D’Ieteren Group	2,554	540
Compagnie Financière Richemont SA, Class A	2,963	470
Nitori Holdings Co., Ltd.	2,900	440
Meituan, Class B1	18,700	398
Dixon Technologies (India), Ltd.	2,332	385
China Tourism Group Duty Free Corp., Ltd., Class A	18,300	202
China Tourism Group Duty Free Corp., Ltd., Class H	11,500	108
Sands China, Ltd.[1]	117,572	297
Maruti Suzuki India, Ltd.	1,592	251
American Funds Insurance Series — Page 62 of 288

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Berkeley Group Holdings PLC	3,606	$228
Vedant Fashions, Ltd.	13,629	219
		37,726
Consumer staples 9.93%
British American Tobacco PLC	132,093	4,817
Philip Morris International, Inc.	34,703	4,213
Nestlé SA	26,108	2,631
Imperial Brands PLC	82,255	2,393
Pernod Ricard SA	15,820	2,391
Carlsberg A/S, Class B	18,224	2,171
Carrefour SA, non-registered shares	114,749	1,957
KT&G Corp.	21,796	1,819
Arca Continental, SAB de CV	171,771	1,606
Anheuser-Busch InBev SA/NV	20,380	1,350
Tsingtao Brewery Co., Ltd., Class H	171,738	1,343
ITC, Ltd.	210,407	1,304
L’Oréal SA, non-registered shares	2,704	1,212
Ocado Group PLC[1]	198,806	1,018
Asahi Group Holdings, Ltd.	76,800	1,006
Kweichow Moutai Co., Ltd., Class A	3,690	902
Danone SA	10,327	752
Unilever PLC	7,185	465
Yamazaki Baking Co., Ltd.	14,400	286
United Spirits, Ltd.	14,813	282
Seven & i Holdings Co., Ltd.	17,100	256
Haleon PLC	35,626	186
		34,360
Health care 8.12%
Novo Nordisk AS, Class B	72,505	8,633
AstraZeneca PLC	46,620	7,262
Sanofi	38,999	4,493
EssilorLuxottica SA	11,125	2,636
Bayer AG	32,512	1,098
Grifols, SA, Class B (ADR)[1]	86,548	768
Roche Holding AG, nonvoting non-registered shares	2,086	668
HOYA Corp.	4,800	665
Genus PLC	20,168	542
Siemens Healthineers AG	6,899	414
BeiGene, Ltd. (ADR)[1]	1,113	250
Chugai Pharmaceutical Co., Ltd.	5,100	247
Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	168
Hypera SA, ordinary nominative shares	27,159	131
Max Healthcare Institute, Ltd.	9,259	109
Euroapi SA1,2	1,412	6
		28,090
Communication services 6.78%
Tencent Holdings, Ltd.	85,800	4,804
Publicis Groupe SA	34,736	3,801
Koninklijke KPN NV	837,843	3,422
Telefónica, SA, non-registered shares	302,628	1,480
América Móvil, SAB de CV, Class B (ADR)	82,575	1,351
Indus Towers, Ltd.[1]	275,002	1,288
American Funds Insurance Series — Page 63 of 288

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
BT Group PLC	529,743	$1,050
MTN Group, Ltd.	174,525	928
KANZHUN, Ltd., Class A (ADR)	39,661	688
Vodafone Group PLC	622,480	625
NetEase, Inc.	28,600	534
HYBE Co., Ltd.	4,081	528
Universal Music Group NV	19,958	523
Deutsche Telekom AG	17,672	519
Bharti Airtel, Ltd.	24,144	494
Nippon Television Holdings, Inc.	24,900	390
Schibsted ASA, Class A	11,980	388
Nintendo Co., Ltd.	6,600	352
Singapore Telecommunications, Ltd.	116,600	293
		23,458
Materials 4.67%
Glencore PLC	371,266	2,126
Linde PLC	4,269	2,036
Rio Tinto PLC	27,115	1,922
Barrick Gold Corp.	57,997	1,154
Vale SA (ADR), ordinary nominative shares	50,572	591
Vale SA, ordinary nominative shares	36,380	424
Air Liquide SA	4,776	922
Fortescue, Ltd.	64,121	904
Newmont Corp.	15,549	831
Holcim, Ltd.	8,452	826
Sika AG	2,160	717
Nutrien, Ltd. (CAD denominated)	13,005	625
Freeport-McMoRan, Inc.	12,218	610
Shin-Etsu Chemical Co., Ltd.	13,100	548
Grupo México, SAB de CV, Series B	94,371	526
Givaudan SA	72	395
Franco-Nevada Corp.	2,845	353
Anhui Conch Cement Co., Ltd., Class H	108,000	317
Fresnillo PLC	23,302	191
First Quantum Minerals, Ltd.[1]	10,394	142
Alrosa PJSC[3]	53,607	— [4]
		16,160
Energy 4.39%
TotalEnergies SE	103,108	6,683
BP PLC	383,757	2,024
Cameco Corp. (CAD denominated)	36,331	1,736
Canadian Natural Resources, Ltd. (CAD denominated)	50,608	1,680
TC Energy Corp. (CAD denominated)	16,772	797
Gaztransport & Technigaz SA	4,499	637
Shell PLC (GBP denominated)	14,117	460
Schlumberger NV	10,432	438
Cenovus Energy, Inc. (CAD denominated)	14,576	244
Cenovus Energy, Inc.	7,706	129
Tourmaline Oil Corp.	7,638	355
Sovcomflot PAO[3]	356,717	— [4]
		15,183
American Funds Insurance Series — Page 64 of 288

unaudited
Common stocks (continued) Utilities 2.13%	Shares	Value (000)
Engie SA	139,099	$2,403
SSE PLC	50,664	1,277
Brookfield Infrastructure Partners, LP	35,888	1,260
Iberdrola, SA, non-registered shares	71,321	1,103
National Grid PLC	49,466	682
Veolia Environnement SA	17,566	578
CPFL Energia SA	8,900	55
		7,358
Real estate 1.88%
CK Asset Holdings, Ltd.	384,500	1,671
Embassy Office Parks REIT	323,675	1,507
Mitsubishi Estate Co., Ltd.	71,800	1,134
Prologis Property Mexico, SA de CV, REIT[2]	237,908	778
Link REIT	124,568	623
Longfor Group Holdings, Ltd.	315,742	601
Macrotech Developers, Ltd.	12,824	189
		6,503
Total common stocks (cost: $255,270,000)		329,378
Preferred securities 0.13% Materials 0.09%
Gerdau SA, preferred nominative shares	86,682	304
Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	4,087	160
Total preferred securities (cost: $537,000)		464
Short-term securities 4.88% Money market investments 4.85%
Capital Group Central Cash Fund 5.09%[5,6]	167,670	16,770
Money market investments purchased with collateral from securities on loan 0.03%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[5,7]	106,748	107
Total short-term securities (cost: $16,872,000)		16,877
Total investment securities 100.22% (cost: $272,679,000)		346,719
Other assets less liabilities (0.22)%		(769)
Net assets 100.00%		$345,950
American Funds Insurance Series — Page 65 of 288

unaudited
Investments in affiliates6

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 4.85%
Money market investments 4.85%
Capital Group Central Cash Fund 5.09%[5]	$10,070	$51,303	$44,607	$— [4]	$4	$16,770	$632

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $129,000, which represented .04% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Rate represents the seven-day yield at 9/30/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
American Funds Insurance Series — Page 66 of 288

Capital Income Builder®
Investment portfolio
September 30, 2024
unaudited

Common stocks 78.16% Financials 13.30%	Shares	Value (000)
JPMorgan Chase & Co.	88,827	$18,730
Zurich Insurance Group AG	25,177	15,187
Morgan Stanley	116,486	12,143
BlackRock, Inc.	12,420	11,793
PNC Financial Services Group, Inc.	48,020	8,877
ING Groep NV	479,886	8,728
Münchener Rückversicherungs-Gesellschaft AG	14,714	8,096
DBS Group Holdings, Ltd.	253,116	7,517
Intact Financial Corp.	30,308	5,820
Great-West Lifeco, Inc.	119,036	4,059
AIA Group, Ltd.	424,353	3,752
Apollo Asset Management, Inc.	29,533	3,689
American International Group, Inc.	50,148	3,672
Power Corporation of Canada, subordinate voting shares[1]	115,727	3,650
B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,511
Truist Financial Corp.	81,329	3,478
Kaspi.kz JSC (GDR)[2]	21,756	2,306
Kaspi.kz JSC (ADR)	9,487	1,005
Wells Fargo & Co.	55,651	3,144
CME Group, Inc., Class A	13,527	2,985
Hana Financial Group, Inc.	65,893	2,972
Blackstone, Inc.	17,793	2,725
360 ONE WAM, Ltd.	204,153	2,528
Swedbank AB, Class A	118,149	2,507
East West Bancorp, Inc.	29,849	2,470
Banco Bilbao Vizcaya Argentaria, SA	217,909	2,359
Euronext NV	21,698	2,355
Toronto-Dominion Bank (The) (CAD denominated)	36,395	2,301
Bank Central Asia Tbk PT	3,326,500	2,268
Principal Financial Group, Inc.	23,643	2,031
NatWest Group PLC	418,383	1,933
KB Financial Group, Inc.	30,147	1,872
TPG, Inc., Class A	31,786	1,830
3i Group PLC	39,079	1,730
Bank Mandiri (Persero) Tbk PT	3,740,600	1,710
BNP Paribas SA	24,132	1,656
State Street Corp.	18,578	1,644
Skandinaviska Enskilda Banken AB, Class A	102,261	1,565
Webster Financial Corp.	31,946	1,489
UniCredit SpA	32,651	1,435
National Bank of Canada	15,109	1,427
Hong Kong Exchanges and Clearing, Ltd.	33,200	1,355
EFG International AG	100,617	1,353
Resona Holdings, Inc.	172,500	1,203
Banco Santander, SA	230,887	1,180
Western Union Co.	93,040	1,110
American Funds Insurance Series — Page 67 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
United Overseas Bank, Ltd.	37,700	$946
DNB Bank ASA	45,930	942
Deutsche Bank AG	53,584	924
Patria Investments, Ltd., Class A	75,450	843
Vontobel Holding AG	10,823	708
Citizens Financial Group, Inc.	15,883	652
Houlihan Lokey, Inc., Class A	3,658	578
Fukuoka Financial Group, Inc.[1]	19,200	493
Bank of Montreal	4,550	411
Tokio Marine Holdings, Inc.	9,300	341
Sberbank of Russia PJSC[3]	204,176	— [4]
		187,988
Information technology 10.72%
Broadcom, Inc.	333,914	57,600
Microsoft Corp.	61,622	26,516
Taiwan Semiconductor Manufacturing Co., Ltd.	646,800	19,747
Texas Instruments, Inc.	55,134	11,389
Accenture PLC, Class A	20,016	7,075
Samsung Electronics Co., Ltd.	102,743	4,870
Seagate Technology Holdings PLC	43,546	4,770
KLA Corp.	5,800	4,492
SAP SE	17,571	3,991
Tokyo Electron, Ltd.	14,300	2,539
HCL Technologies, Ltd.	101,842	2,190
TDK Corp.	146,000	1,863
GlobalWafers Co., Ltd.	111,938	1,616
Analog Devices, Inc.	6,781	1,561
Intel Corp.	29,886	701
Capgemini SE	2,349	509
BE Semiconductor Industries NV	1,523	193
		151,622
Health care 10.24%
AbbVie, Inc.	174,246	34,410
Abbott Laboratories	152,174	17,349
Gilead Sciences, Inc.	205,198	17,204
Amgen, Inc.	46,962	15,132
AstraZeneca PLC	89,823	13,991
Sanofi	103,502	11,925
Medtronic PLC	80,803	7,275
UnitedHealth Group, Inc.	9,350	5,467
Bristol-Myers Squibb Co.	80,741	4,178
Roche Holding AG, nonvoting non-registered shares	12,430	3,979
Merck & Co., Inc.	30,127	3,421
Takeda Pharmaceutical Co., Ltd.[1]	85,725	2,452
EssilorLuxottica SA	8,534	2,022
GSK PLC	98,354	2,000
EBOS Group, Ltd.	66,494	1,527
Novartis AG	10,627	1,223
CVS Health Corp.	18,736	1,178
		144,733
American Funds Insurance Series — Page 68 of 288

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Common stocks (continued) Industrials 9.41%	Shares	Value (000)
RTX Corp.	202,528	$24,538
Siemens AG	46,940	9,480
Volvo AB, Class B	271,269	7,172
Deutsche Post AG	156,407	6,965
Union Pacific Corp.	26,751	6,594
BAE Systems PLC	396,026	6,556
Mitsubishi Corp.	277,081	5,726
Paychex, Inc.	39,505	5,301
Honeywell International, Inc.	25,534	5,278
Carrier Global Corp.	62,869	5,060
RELX PLC	104,262	4,926
FedEx Corp.	17,794	4,870
Canadian National Railway Co. (CAD denominated)	37,330	4,371
Marubeni Corp.	202,400	3,320
Broadridge Financial Solutions, Inc.	15,012	3,228
SGS SA	28,322	3,161
Automatic Data Processing, Inc.	10,954	3,031
Singapore Technologies Engineering, Ltd.	813,000	2,939
UL Solutions, Inc., Class A	45,580	2,247
Trinity Industries, Inc.	57,805	2,014
Robert Half, Inc.	29,701	2,002
Airbus SE, non-registered shares	11,535	1,689
Bureau Veritas SA	50,133	1,664
ITOCHU Corp.	30,400	1,633
Trelleborg AB, Class B	41,358	1,589
Schneider Electric SE	5,529	1,463
Logista Integral SA, non-registered shares	47,027	1,417
Northrop Grumman Corp.	2,555	1,349
Transurban Group[5]	128,397	1,165
General Dynamics Corp.	2,797	845
Sulzer AG	4,963	813
PACCAR, Inc.	6,849	676
		133,082
Consumer staples 8.56%
Philip Morris International, Inc.	306,817	37,247
British American Tobacco PLC	369,189	13,463
British American Tobacco PLC (ADR)	38,810	1,420
Mondelez International, Inc., Class A	156,436	11,525
Imperial Brands PLC	235,033	6,836
General Mills, Inc.	76,860	5,676
ITC, Ltd.	828,141	5,132
PepsiCo, Inc.	30,137	5,125
Nestlé SA	42,511	4,284
Danone SA	43,310	3,154
Dollar General Corp.	36,451	3,083
Altria Group, Inc.	56,254	2,871
Carlsberg A/S, Class B	23,465	2,796
Kimberly-Clark Corp.	18,542	2,638
Sysco Corp.	29,707	2,319
Asahi Group Holdings, Ltd.	160,800	2,106
Diageo PLC	53,344	1,861
Kao Corp.	33,200	1,645
WH Group, Ltd.	2,047,500	1,620
Procter & Gamble Co.	7,473	1,294
American Funds Insurance Series — Page 69 of 288

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Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Molson Coors Beverage Co., Class B, restricted voting shares	21,911	$1,260
Anheuser-Busch InBev SA/NV	15,143	1,003
Pernod Ricard SA	5,529	836
Coca-Cola Co.	9,754	701
Unilever PLC	8,458	548
Scandinavian Tobacco Group A/S	24,914	382
Tsingtao Brewery Co., Ltd., Class H	24,000	188
		121,013
Utilities 6.43%
SSE PLC	341,804	8,616
Dominion Energy, Inc.	132,264	7,644
Iberdrola, SA, non-registered shares	493,028	7,628
E.ON SE	508,023	7,554
Engie SA	417,884	7,219
DTE Energy Co.	56,157	7,211
Edison International	76,251	6,641
Duke Energy Corp.	52,253	6,025
Pinnacle West Capital Corp.	60,418	5,352
National Grid PLC	355,879	4,906
Sempra	56,925	4,761
Southern Co. (The)	46,474	4,191
Entergy Corp.	25,091	3,302
CenterPoint Energy, Inc.	106,096	3,121
AES Corp.	127,763	2,563
Atmos Energy Corp.	11,084	1,537
SembCorp Industries, Ltd.	254,500	1,094
Power Assets Holdings, Ltd.	117,500	753
Power Grid Corporation of India, Ltd.	172,853	729
		90,847
Energy 5.47%
Exxon Mobil Corp.	125,190	14,675
TC Energy Corp. (CAD denominated)[1]	264,300	12,564
Canadian Natural Resources, Ltd. (CAD denominated)	355,127	11,792
EOG Resources, Inc.	79,141	9,729
Shell PLC (GBP denominated)	186,340	6,073
Shell PLC (ADR)	9,377	619
TotalEnergies SE	79,265	5,138
BP PLC	748,933	3,950
ConocoPhillips	37,194	3,916
Chevron Corp.	17,461	2,571
EQT Corp.	68,228	2,500
Cenovus Energy, Inc.	64,079	1,072
Cenovus Energy, Inc. (CAD denominated)	33,067	553
DT Midstream, Inc.	10,047	790
Schlumberger NV	16,544	694
Neste OYJ	32,626	634
		77,270
Consumer discretionary 4.69%
McDonald’s Corp.	41,525	12,645
Home Depot, Inc.	27,587	11,178
LVMH Moët Hennessy-Louis Vuitton SE	10,223	7,851
YUM! Brands, Inc.	30,061	4,200
American Funds Insurance Series — Page 70 of 288

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Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Industria de Diseño Textil, SA	69,788	$4,131
Midea Group Co., Ltd., Class A	378,475	4,046
Restaurant Brands International, Inc.	40,793	2,942
Darden Restaurants, Inc.	17,600	2,889
Tractor Supply Co.	9,882	2,875
Starbucks Corp.	22,304	2,174
Vail Resorts, Inc.	12,006	2,092
NEXT PLC	13,968	1,830
Galaxy Entertainment Group, Ltd.	271,000	1,344
Hasbro, Inc.	11,938	863
Stellantis NV	59,670	826
Compagnie Financière Richemont SA, Class A	5,142	815
Bridgestone Corp.	20,700	796
Las Vegas Sands Corp.	14,199	715
Amadeus IT Group SA, Class A, non-registered shares	6,772	489
OPAP SA	26,284	468
International Game Technology PLC	20,578	438
Jumbo SA	13,271	380
Inchcape PLC	31,417	335
		66,322
Real estate 4.39%
VICI Properties, Inc. REIT	700,426	23,331
Extra Space Storage, Inc. REIT	35,141	6,332
Prologis, Inc. REIT	37,140	4,690
Rexford Industrial Realty, Inc. REIT	82,059	4,129
Public Storage REIT	11,090	4,035
American Tower Corp. REIT	17,325	4,029
Welltower, Inc. REIT	27,566	3,529
Link REIT	464,548	2,322
Equinix, Inc. REIT	1,607	1,427
CTP NV1	75,076	1,371
CK Asset Holdings, Ltd.	310,500	1,349
UDR, Inc. REIT	26,906	1,220
Digital Realty Trust, Inc. REIT	6,344	1,027
Mindspace Business Parks REIT	233,888	993
Embassy Office Parks REIT	140,661	655
Longfor Group Holdings, Ltd.	335,634	639
SBA Communications Corp. REIT, Class A	2,100	506
POWERGRID Infrastructure Investment Trust REIT	322,317	342
Kimco Realty Corp. REIT	5,095	118
		62,044
Communication services 2.60%
Comcast Corp., Class A	132,464	5,533
Singapore Telecommunications, Ltd.	2,006,300	5,050
Koninklijke KPN NV	1,091,677	4,459
Verizon Communications, Inc.	84,124	3,778
Publicis Groupe SA	29,477	3,226
América Móvil, SAB de CV, Class B (ADR)	166,757	2,728
Deutsche Telekom AG	71,019	2,086
TELUS Corp.	121,733	2,042
T-Mobile US, Inc.	9,787	2,019
SoftBank Corp.[1]	1,366,000	1,784
WPP PLC	129,237	1,321
American Funds Insurance Series — Page 71 of 288

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Common stocks (continued) Communication services (continued)	Shares	Value (000)
Omnicom Group, Inc.	11,563	$1,195
HKT Trust and HKT, Ltd., units	908,240	1,163
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	443
		36,827
Materials 2.35%
Rio Tinto PLC	121,771	8,630
Air Products and Chemicals, Inc.	26,302	7,831
Smurfit Westrock PLC	96,964	4,792
Linde PLC	9,935	4,738
Shin-Etsu Chemical Co., Ltd.	53,662	2,245
Eastman Chemical Co.	12,625	1,413
Vale SA (ADR), ordinary nominative shares	86,895	1,015
Celanese Corp.	5,602	762
Evonik Industries AG	31,844	744
UPM-Kymmene OYJ	17,931	601
Antofagasta PLC	15,107	408
BASF SE	2,155	114
		33,293
Total common stocks (cost: $797,017,000)		1,105,041
Convertible stocks 0.11% Utilities 0.11%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]	34,604	1,604
Total convertible stocks (cost: $1,501,000)		1,604
Bonds, notes & other debt instruments 15.18% Mortgage-backed obligations 7.20% Federal agency mortgage-backed obligations 5.95%	Principal amount (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[6]	USD— [4]	— [4]
Fannie Mae Pool #FM2499 2.50% 2/1/2035[6]	911	863
Fannie Mae Pool #AD3566 5.00% 10/1/2035[6]	1	1
Fannie Mae Pool #931768 5.00% 8/1/2039[6]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[6]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[6]	2	2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[6]	7	7
Fannie Mae Pool #AE1248 5.00% 6/1/2041[6]	8	8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[6]	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[6]	4	5
Fannie Mae Pool #AE1277 5.00% 11/1/2041[6]	3	3
Fannie Mae Pool #AE1283 5.00% 12/1/2041[6]	2	2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[6]	4	4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[6]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[6]	1	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[6]	2	2
Fannie Mae Pool #BH3122 4.00% 6/1/2047[6]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[6]	28	28
Fannie Mae Pool #BK5232 4.00% 5/1/2048[6]	17	17
Fannie Mae Pool #BK6840 4.00% 6/1/2048[6]	23	23
Fannie Mae Pool #BK9743 4.00% 8/1/2048[6]	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[6]	4	4
American Funds Insurance Series — Page 72 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM3280 3.50% 5/1/2049[6]	USD32	$30
Fannie Mae Pool #FS5372 3.50% 7/1/2049[6]	173	163
Fannie Mae Pool #FS5313 3.50% 1/1/2050[6]	1,983	1,872
Fannie Mae Pool #CA5540 3.00% 4/1/2050[6]	2,775	2,537
Fannie Mae Pool #CA6309 3.00% 7/1/2050[6]	322	296
Fannie Mae Pool #CA6349 3.00% 7/1/2050[6]	121	111
Fannie Mae Pool #CA6740 3.00% 8/1/2050[6]	83	76
Fannie Mae Pool #CA7048 3.00% 9/1/2050[6]	45	41
Fannie Mae Pool #CA7052 3.00% 9/1/2050[6]	13	12
Fannie Mae Pool #CA7381 3.00% 10/1/2050[6]	139	126
Fannie Mae Pool #FM5166 3.00% 12/1/2050[6]	87	79
Fannie Mae Pool #BR4104 2.00% 1/1/2051[6]	46	38
Fannie Mae Pool #FM5509 3.00% 1/1/2051[6]	133	121
Fannie Mae Pool #CB0191 3.00% 4/1/2051[6]	167	151
Fannie Mae Pool #CB0193 3.00% 4/1/2051[6]	20	19
Fannie Mae Pool #FM7909 3.00% 6/1/2051[6]	16	14
Fannie Mae Pool #FM8477 3.00% 8/1/2051[6]	117	106
Fannie Mae Pool #CB2527 2.00% 12/1/2051[6]	177	147
Fannie Mae Pool #CB2787 3.50% 12/1/2051[6]	21	20
Fannie Mae Pool #BV0790 3.50% 1/1/2052[6]	83	78
Fannie Mae Pool #FS0647 3.00% 2/1/2052[6]	865	790
Fannie Mae Pool #FS0752 3.00% 3/1/2052[6]	494	448
Fannie Mae Pool #CB3179 3.50% 3/1/2052[6]	295	276
Fannie Mae Pool #MA4626 4.00% 6/1/2052[6]	112	107
Fannie Mae Pool #BV8976 5.00% 8/1/2052[6]	55	55
Fannie Mae Pool #BW1289 5.50% 10/1/2052[6]	120	122
Fannie Mae Pool #BW1243 5.50% 10/1/2052[6]	106	108
Fannie Mae Pool #MA4842 5.50% 12/1/2052[6]	161	163
Fannie Mae Pool #MA4919 5.50% 2/1/2053[6]	103	104
Fannie Mae Pool #CB5986 5.00% 3/1/2053[6]	93	93
Fannie Mae Pool #BX9827 5.00% 5/1/2053[6]	3,260	3,260
Fannie Mae Pool #FS4563 5.00% 5/1/2053[6]	62	62
Fannie Mae Pool #MA5010 5.50% 5/1/2053[6]	277	280
Fannie Mae Pool #MA5011 6.00% 5/1/2053[6]	1,589	1,627
Fannie Mae Pool #MA5039 5.50% 6/1/2053[6]	340	344
Fannie Mae Pool #CB6485 6.00% 6/1/2053[6]	421	432
Fannie Mae Pool #CB6486 6.00% 6/1/2053[6]	249	256
Fannie Mae Pool #CB6465 6.00% 6/1/2053[6]	189	193
Fannie Mae Pool #MA5089 4.00% 7/1/2053[6]	282	271
Fannie Mae Pool #MA5071 5.00% 7/1/2053[6]	131	131
Fannie Mae Pool #BU4112 5.00% 7/1/2053[6]	95	95
Fannie Mae Pool #MA5072 5.50% 7/1/2053[6]	1,137	1,151
Fannie Mae Pool #MA5139 6.00% 9/1/2053[6]	476	487
Fannie Mae Pool #MA5177 4.00% 10/1/2053[6]	954	916
Fannie Mae Pool #MA5165 5.50% 10/1/2053[6]	9	9
Fannie Mae Pool #MA5166 6.00% 10/1/2053[6]	52	54
Fannie Mae Pool #MA5167 6.50% 10/1/2053[6]	2,573	2,655
Fannie Mae Pool #MA5207 4.00% 11/1/2053[6]	859	825
Fannie Mae Pool #MA5191 6.00% 11/1/2053[6]	778	796
Fannie Mae Pool #FS6767 6.50% 1/1/2054[6]	33	34
Fannie Mae Pool #CB8151 5.50% 3/1/2054[6]	929	941
Fannie Mae Pool #CB8168 6.00% 3/1/2054[6]	134	137
Fannie Mae Pool #MA5295 6.00% 3/1/2054[6]	73	74
Fannie Mae Pool #CB8328 5.50% 4/1/2054[6]	1,005	1,023
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5331 5.50% 4/1/2054[6]	USD38	$39
Fannie Mae Pool #FS8153 6.00% 6/1/2054[6]	421	435
Fannie Mae Pool #DB6878 6.00% 6/1/2054[6]	137	140
Fannie Mae Pool #FS8223 6.00% 6/1/2054[6]	29	30
Fannie Mae Pool #FS8219 6.00% 6/1/2054[6]	19	20
Fannie Mae Pool #BU4699 5.50% 7/1/2054[6]	159	162
Fannie Mae Pool #MA5421 6.00% 7/1/2054[6]	894	914
Fannie Mae Pool #BU4700 6.00% 7/1/2054[6]	204	210
Fannie Mae Pool #CB8858 6.00% 7/1/2054[6]	178	183
Fannie Mae Pool #FS8318 6.00% 7/1/2054[6]	106	109
Fannie Mae Pool #DB6901 6.00% 7/1/2054[6]	89	91
Fannie Mae Pool #DB7039 6.00% 7/1/2054[6]	20	21
Fannie Mae Pool #MA5423 7.00% 7/1/2054[6]	742	771
Fannie Mae Pool #FS8757 6.00% 8/1/2054[6]	2,901	2,983
Fannie Mae Pool #MA5445 6.00% 8/1/2054[6]	380	388
Fannie Mae Pool #DC0296 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054[6]	10	10
Fannie Mae Pool #BU4916 6.00% 8/1/2054[6]	8	8
Fannie Mae Pool #MA5446 6.50% 8/1/2054[6]	5,648	5,824
Fannie Mae Pool #CB9071 6.50% 8/1/2054[6]	21	22
Fannie Mae Pool #BU4967 5.50% 9/1/2054[6]	3,097	3,133
Fannie Mae Pool #MA5470 5.50% 9/1/2054[6]	435	441
Fannie Mae Pool #BF0142 5.50% 8/1/2056[6]	344	358
Fannie Mae Pool #BF0342 5.50% 1/1/2059[6]	231	236
Fannie Mae Pool #BM6737 4.50% 11/1/2059[6]	579	575
Fannie Mae Pool #BF0497 3.00% 7/1/2060[6]	390	342
Freddie Mac Pool #SC0149 2.00% 3/1/2041[6]	67	59
Freddie Mac Pool #RB0544 2.00% 6/1/2041[6]	117	102
Freddie Mac Pool #Q15874 4.00% 2/1/2043[6]	1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[6]	196	192
Freddie Mac Pool #Q55971 4.00% 5/1/2048[6]	16	15
Freddie Mac Pool #Q56175 4.00% 5/1/2048[6]	14	14
Freddie Mac Pool #Q55970 4.00% 5/1/2048[6]	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[6]	23	23
Freddie Mac Pool #Q57242 4.50% 7/1/2048[6]	10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048[6]	44	44
Freddie Mac Pool #Q58436 4.50% 9/1/2048[6]	22	22
Freddie Mac Pool #Q58378 4.50% 9/1/2048[6]	15	15
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[6]	1,021	1,026
Freddie Mac Pool #RA3384 3.00% 8/1/2050[6]	14	13
Freddie Mac Pool #RA3506 3.00% 9/1/2050[6]	145	132
Freddie Mac Pool #RA5901 3.00% 9/1/2051[6]	67	61
Freddie Mac Pool #RA6347 3.00% 11/1/2051[6]	142	128
Freddie Mac Pool #SD8213 3.00% 5/1/2052[6]	517	464
Freddie Mac Pool #QE4383 4.00% 6/1/2052[6]	330	318
Freddie Mac Pool #RA7556 4.50% 6/1/2052[6]	809	797
Freddie Mac Pool #SD8225 3.00% 7/1/2052[6]	198	178
Freddie Mac Pool #SD8242 3.00% 9/1/2052[6]	116	105
Freddie Mac Pool #SD1584 4.50% 9/1/2052[6]	178	179
Freddie Mac Pool #QE9222 5.00% 9/1/2052[6]	610	611
Freddie Mac Pool #QF0924 5.50% 9/1/2052[6]	291	295
Freddie Mac Pool #SD5845 3.50% 11/1/2052[6]	2,562	2,389
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2948 5.50% 11/1/2052[6]	USD111	$113
Freddie Mac Pool #SD2602 3.00% 12/1/2052[6]	24	21
Freddie Mac Pool #SD4116 4.50% 12/1/2052[6]	457	450
Freddie Mac Pool #SD8286 4.00% 1/1/2053[6]	797	766
Freddie Mac Pool #SD2716 5.00% 4/1/2053[6]	100	100
Freddie Mac Pool #SD8316 5.50% 4/1/2053[6]	562	568
Freddie Mac Pool #SD8324 5.50% 5/1/2053[6]	426	431
Freddie Mac Pool #SD8329 5.00% 6/1/2053[6]	33	33
Freddie Mac Pool #SD8331 5.50% 6/1/2053[6]	1,064	1,077
Freddie Mac Pool #SD3175 6.00% 6/1/2053[6]	83	86
Freddie Mac Pool #RA9294 6.50% 6/1/2053[6]	18	18
Freddie Mac Pool #RA9292 6.50% 6/1/2053[6]	15	16
Freddie Mac Pool #RA9289 6.50% 6/1/2053[6]	14	15
Freddie Mac Pool #RA9288 6.50% 6/1/2053[6]	13	14
Freddie Mac Pool #RA9287 6.50% 6/1/2053[6]	10	10
Freddie Mac Pool #RA9290 6.50% 6/1/2053[6]	7	7
Freddie Mac Pool #RA9291 6.50% 6/1/2053[6]	5	5
Freddie Mac Pool #RA9295 6.50% 6/1/2053[6]	4	4
Freddie Mac Pool #SD8342 5.50% 7/1/2053[6]	2,334	2,362
Freddie Mac Pool #SD3432 6.00% 7/1/2053[6]	20	21
Freddie Mac Pool #SD8362 5.50% 9/1/2053[6]	19	19
Freddie Mac Pool #SD8367 5.50% 10/1/2053[6]	233	236
Freddie Mac Pool #SD8369 6.50% 10/1/2053[6]	1,535	1,585
Freddie Mac Pool #SD4977 5.00% 11/1/2053[6]	898	898
Freddie Mac Pool #SD8372 5.50% 11/1/2053[6]	49	50
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[6]	11	12
Freddie Mac Pool #SD4693 6.50% 1/1/2054[6]	9	10
Freddie Mac Pool #SD8401 5.50% 2/1/2054[6]	18	18
Freddie Mac Pool #SD8402 6.00% 2/1/2054[6]	1,352	1,382
Freddie Mac Pool #SD8408 5.50% 3/1/2054[6]	963	975
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[6]	19	20
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[6]	10	10
Freddie Mac Pool #SD5303 6.00% 4/1/2054[6]	483	496
Freddie Mac Pool #QI3333 6.00% 4/1/2054[6]	10	10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[6]	280	285
Freddie Mac Pool #SD5692 6.00% 5/1/2054[6]	20	20
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[6]	25	25
Freddie Mac Pool #QI8872 5.50% 7/1/2054[6]	78	79
Freddie Mac Pool #SD8447 6.00% 7/1/2054[6]	408	417
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[6]	310	322
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[6]	261	269
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[6]	222	228
Freddie Mac Pool #QI8874 6.00% 7/1/2054[6]	81	84
Freddie Mac Pool #SD5813 6.00% 7/1/2054[6]	20	20
Freddie Mac Pool #SD5896 6.00% 7/1/2054[6]	19	19
Freddie Mac Pool #SD8454 6.00% 8/1/2054[6]	264	270
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[6]	20	20
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[6]	20	20
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[6]	20	20
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[6]	20	20
Freddie Mac Pool #SD6029 6.00% 8/1/2054[6]	10	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[6]	6	6
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[6]	19	20
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[6]	40	41
American Funds Insurance Series — Page 75 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[6]	USD20	$21
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[6]	20	21
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[6]	20	20
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[6]	10	10
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[6,7]	160	163
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[6,7]	97	92
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[6]	202	191
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[6,7]	195	185
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[6,7]	86	79
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[6]	71	66
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[6]	15	15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[6]	879	801
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[6]	319	309
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[6]	501	486
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[6]	14	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[6]	9	8
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[6]	750	732
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[6]	1,080	1,021
Government National Mortgage Assn. 5.50% 10/1/2054[6,8]	610	616
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[6]	173	173
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[6]	3,001	2,904
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[6]	64	61
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[6]	226	219
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[6]	411	413
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[6]	1,100	1,104
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[6]	26	25
Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[6]	— [4]	— [4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[6]	— [4]	— [4]
Uniform Mortgage-Backed Security 2.50% 10/1/2039[6,8]	801	751
Uniform Mortgage-Backed Security 2.00% 10/1/2054[6,8]	216	179
Uniform Mortgage-Backed Security 2.50% 10/1/2054[6,8]	126	109
Uniform Mortgage-Backed Security 3.00% 10/1/2054[6,8]	799	717
Uniform Mortgage-Backed Security 3.50% 10/1/2054[6,8]	123	114
Uniform Mortgage-Backed Security 4.00% 10/1/2054[6,8]	50	48
Uniform Mortgage-Backed Security 4.50% 10/1/2054[6,8]	2,081	2,046
Uniform Mortgage-Backed Security 5.00% 10/1/2054[6,8]	255	255
Uniform Mortgage-Backed Security 6.50% 10/1/2054[6,8]	782	806
Uniform Mortgage-Backed Security 7.00% 10/1/2054[6,8]	4,302	4,470
Uniform Mortgage-Backed Security 3.50% 11/1/2054[6,8]	586	547
Uniform Mortgage-Backed Security 4.00% 11/1/2054[6,8]	166	160
Uniform Mortgage-Backed Security 4.50% 11/1/2054[6,8]	180	177
		84,181
Collateralized mortgage-backed obligations (privately originated) 0.65%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[2,6,7]	102	91
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[2,6,9]	693	672
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[2,6,7]	66	61
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[2,6]	78	72
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[2,6,7]	257	253
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[2,6,7]	152	145
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[2,6,7]	8	8
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[2,6,7]	33	34
American Funds Insurance Series — Page 76 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[2,6,7]	USD312	$314
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[2,6,7]	110	111
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[2,6,7]	108	108
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[2,6,7]	87	88
Finance of America Structured Securities Trust, Series 2019-JR3, Class A, 2.00% 9/25/2069[2,6]	54	61
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[2,6]	63	67
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.28% 4/25/2042[2,6,7]	67	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.48% 5/25/2042[2,6,7]	12	12
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[2,6,7]	18	18
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.98% 9/25/2042[2,6,7]	64	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.48% 5/25/2044[2,6,7]	260	260
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 7.095% 1/25/2050[2,6,7]	56	56
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.245% 2/25/2050[2,6,7]	244	247
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[2,6,9]	129	131
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[2,6]	99	98
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[2,6,9]	921	933
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[2,6,9]	153	151
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[2,6,9]	62	63
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[2,6,9]	105	105
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[2,6,9]	615	616
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[2,6,9]	166	169
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[2,6,7]	173	170
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[2,6,9]	226	230
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[2,6,9]	485	494
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[2,6,9]	1,205	1,219
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[2,6,9]	554	513
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[2,6]	98	94
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[2,6]	309	288
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[2,6,7]	10	10
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.711% 10/17/2041[2,6,7]	140	140
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[2,6,7]	4	4
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[2,6,7]	24	23
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,6,7]	26	25
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[2,6,7]	14	14
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[2,6]	369	336
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[2,3]	100	98
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[2,6]	195	186
American Funds Insurance Series — Page 77 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[2,6]	USD167	$167
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[2,6,9]	95	97
		9,188
Commercial mortgage-backed securities 0.60%
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[6]	41	43
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[6,7]	122	129
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.995% 4/15/2037[2,6,7]	329	331
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.211% 6/15/2027[2,6,7]	332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[2,6,7]	107	107
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[2,6,7]	648	644
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[2,6,7]	266	265
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.857% 10/15/2036[2,6,7]	100	99
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.588% 4/15/2037[2,6,7]	120	120
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.881% 6/15/2038[2,6,7]	153	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.611% 6/15/2038[2,6,7]	88	87
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.711% 11/15/2038[2,6,7]	94	93
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[2,6,7]	181	182
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 7.548% 8/15/2039[2,6,7]	80	80
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[2,6,7]	590	602
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[2,6,7]	100	100
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[2,6,7]	120	120
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[2,6,7]	237	245
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[2,6,7]	574	608
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[2,6,7]	583	597
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[2,6,7]	530	542
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[2,6,7]	213	218
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[2,6,7]	191	195
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[2,6,7]	133	136
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[2,6,7]	120	123
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[2,6,7]	100	102
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[2,6,7]	100	103
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[2,6,7]	89	89
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[6]	73	75
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[2,6]	187	198
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[2,6,7]	592	598
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 6.544% 5/17/2038[2,6,7]	300	300
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[2,6,7]	100	102
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.774% 5/10/2039[2,6,7]	243	250
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[2,6,7]	112	114
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.942% 11/15/2038[2,6,7]	345	344
		8,427
Total mortgage-backed obligations		101,796
U.S. Treasury bonds & notes 4.29% U.S. Treasury 4.29%
U.S. Treasury 0.625% 10/15/2024	1,681	1,678
U.S. Treasury 2.125% 11/30/2024	1,860	1,852
U.S. Treasury 3.875% 3/31/2025	5,877	5,864
U.S. Treasury 4.625% 6/30/2025	4,793	4,810
U.S. Treasury 4.00% 2/15/2026	2,369	2,376
American Funds Insurance Series — Page 78 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 3/31/2026	USD1	$1
U.S. Treasury 0.75% 5/31/2026	3,850	3,668
U.S. Treasury 1.875% 6/30/2026	3,855	3,738
U.S. Treasury 3.50% 9/30/2026	4,634	4,621
U.S. Treasury 1.125% 10/31/2026	995	945
U.S. Treasury 2.00% 11/15/2026[10]	2,800	2,708
U.S. Treasury 4.625% 11/15/2026	1,200	1,224
U.S. Treasury 4.00% 1/15/2027	6,541	6,596
U.S. Treasury 0.50% 4/30/2027	2,375	2,196
U.S. Treasury 2.625% 5/31/2027	80	78
U.S. Treasury 3.375% 9/15/2027	4,356	4,334
U.S. Treasury 4.00% 2/29/2028	745	755
U.S. Treasury 1.25% 3/31/2028	1,350	1,248
U.S. Treasury 3.625% 3/31/2028	4	3
U.S. Treasury 4.00% 7/31/2029	25	25
U.S. Treasury 3.50% 9/30/2029	434	433
U.S. Treasury 4.00% 2/28/2030	1,169	1,192
U.S. Treasury 6.25% 5/15/2030	345	391
U.S. Treasury 3.625% 9/30/2031	1,604	1,601
U.S. Treasury 4.125% 11/15/2032	9	9
U.S. Treasury 4.375% 5/15/2034	18	19
U.S. Treasury 3.875% 8/15/2034	109	110
U.S. Treasury 4.50% 8/15/2039	1,045	1,109
U.S. Treasury 4.75% 2/15/2041	1,730	1,885
U.S. Treasury 2.00% 11/15/2041[10]	300	221
U.S. Treasury 4.125% 8/15/2044	722	717
U.S. Treasury 2.375% 5/15/2051	196	139
U.S. Treasury 4.00% 11/15/2052	152	148
U.S. Treasury 4.625% 5/15/2054[10]	3,685	3,998
Total U.S. Treasury bonds & notes		60,692
Corporate bonds, notes & loans 2.44% Financials 0.42%
American Express Co. 4.90% 2/13/2026	28	28
American International Group, Inc. 5.125% 3/27/2033	17	18
Aon Corp. 5.35% 2/28/2033	21	22
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[9]	31	33
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[9]	238	207
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[9]	118	123
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[9]	75	79
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[2,9]	400	416
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[2,9]	200	213
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[9]	43	45
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[9]	45	49
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[9]	95	101
Chubb INA Holdings, LLC 5.00% 3/15/2034	35	36
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[9]	85	87
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[9]	35	31
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[9]	50	53
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[9]	120	125
Corebridge Financial, Inc. 3.85% 4/5/2029	180	175
Corebridge Financial, Inc. 3.90% 4/5/2032	32	30
Corebridge Financial, Inc. 4.35% 4/5/2042	7	6
Corebridge Financial, Inc. 4.40% 4/5/2052	31	27
American Funds Insurance Series — Page 79 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[2,9]	USD200	$199
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[9]	300	323
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[9]	150	151
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[9]	5	5
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[9]	60	63
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[9]	111	100
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[9]	80	86
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[9]	40	41
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[9]	78	78
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[9]	95	97
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[9]	65	66
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[9]	50	53
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[9]	198	204
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[9]	17	15
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[9]	55	58
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[9]	25	26
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[9]	75	81
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[9]	303	316
Mastercard, Inc. 4.875% 3/9/2028	31	32
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[9]	25	26
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[9]	140	147
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[9]	35	37
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[9]	40	43
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[9]	57	59
Navient Corp. 5.00% 3/15/2027	150	149
New York Life Global Funding 3.00% 1/10/2028[2]	150	145
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[9]	35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[9]	50	52
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[9]	87	100
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[9,11]	38 [4]	— [4]
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[9]	62	64
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[9]	11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[9]	50	51
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[9]	10	11
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[9]	40	42
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[9]	70	73
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[9]	85	88
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[9]	54	57
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[2,9]	200	209
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[2,9]	374	365
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[9]	98	101
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[9]	84	88
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[9]	104	116
		5,967
Health care 0.40%
AbbVie, Inc. 5.05% 3/15/2034	175	183
AbbVie, Inc. 5.35% 3/15/2044	25	26
AbbVie, Inc. 5.40% 3/15/2054	240	255
AbbVie, Inc. 5.50% 3/15/2064	25	27
Amgen, Inc. 5.507% 3/2/2026	30	30
Amgen, Inc. 5.15% 3/2/2028	55	57
American Funds Insurance Series — Page 80 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 4.05% 8/18/2029	USD100	$99
Amgen, Inc. 5.25% 3/2/2030	124	129
Amgen, Inc. 4.20% 3/1/2033	133	129
Amgen, Inc. 5.25% 3/2/2033	71	74
Amgen, Inc. 5.60% 3/2/2043	105	110
Amgen, Inc. 4.20% 2/22/2052	19	16
Amgen, Inc. 4.875% 3/1/2053	25	24
Amgen, Inc. 5.65% 3/2/2053	37	39
Amgen, Inc. 5.75% 3/2/2063	85	90
AstraZeneca Finance, LLC 5.00% 2/26/2034	50	52
Baxter International, Inc. 3.132% 12/1/2051	25	17
Bristol-Myers Squibb Co. 4.90% 2/22/2029	95	98
Bristol-Myers Squibb Co. 5.10% 2/22/2031	260	272
Bristol-Myers Squibb Co. 5.20% 2/22/2034	295	311
Bristol-Myers Squibb Co. 5.50% 2/22/2044	25	27
Bristol-Myers Squibb Co. 5.55% 2/22/2054	325	345
Bristol-Myers Squibb Co. 5.65% 2/22/2064	100	106
Centene Corp. 4.625% 12/15/2029	530	519
Centene Corp. 3.375% 2/15/2030	179	165
Centene Corp. 2.625% 8/1/2031	40	34
CVS Health Corp. 5.125% 2/21/2030	50	51
CVS Health Corp. 5.25% 2/21/2033	23	24
CVS Health Corp. 5.70% 6/1/2034	97	101
CVS Health Corp. 6.00% 6/1/2044	50	52
CVS Health Corp. 5.625% 2/21/2053	55	54
CVS Health Corp. 6.05% 6/1/2054	50	52
Elevance Health, Inc. 4.75% 2/15/2033	16	16
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	16	16
Gilead Sciences, Inc. 1.65% 10/1/2030	8	7
HCA, Inc. 2.375% 7/15/2031	18	16
Humana, Inc. 3.70% 3/23/2029	12	12
Humana, Inc. 5.375% 4/15/2031	13	13
Medline Borrower, LP 6.25% 4/1/2029[2]	380	392
Merck & Co., Inc. 1.70% 6/10/2027	118	112
Merck & Co., Inc. 3.40% 3/7/2029	110	108
Merck & Co., Inc. 4.50% 5/17/2033	35	36
Merck & Co., Inc. 4.90% 5/17/2044	35	35
Molina Healthcare, Inc. 3.875% 5/15/2032[2]	40	37
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030	10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	23	23
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	17	18
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	7	7
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	171	164
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	362	359
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	600	664
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	110	82
		5,695
Consumer discretionary 0.32%
Advance Auto Parts, Inc. 3.90% 4/15/2030	18	16
Advance Auto Parts, Inc. 3.50% 3/15/2032	12	10
Bath & Body Works, Inc. 6.875% 11/1/2035	150	156
BMW US Capital, LLC 4.15% 4/9/2030[2]	290	286
BMW US Capital, LLC 3.70% 4/1/2032[2]	25	24
American Funds Insurance Series — Page 81 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carnival Corp. 6.00% 5/1/2029[2]	USD830	$842
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[2]	175	174
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[2]	150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[2]	150	153
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[2]	150	130
Ford Motor Credit Co., LLC 2.30% 2/10/2025	200	198
Ford Motor Credit Co., LLC 5.125% 6/16/2025	695	695
Ford Motor Credit Co., LLC 2.70% 8/10/2026	306	294
Ford Motor Credit Co., LLC 4.95% 5/28/2027	604	603
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	211
General Motors Financial Co., Inc. 5.45% 9/6/2034	27	27
Grand Canyon University 4.125% 10/1/2024	200	200
Hyundai Capital America 5.275% 6/24/2027[2]	55	56
McDonald’s Corp. 3.60% 7/1/2030	12	12
McDonald’s Corp. 4.60% 9/9/2032	3	3
McDonald’s Corp. 4.95% 8/14/2033	3	3
McDonald’s Corp. 5.15% 9/9/2052	10	10
Toyota Motor Credit Corp. 5.40% 11/10/2025	228	231
		4,485
Energy 0.30%
Apache Corp. 4.25% 1/15/2030	385	371
Baytex Energy Corp. 7.375% 3/15/2032[2]	600	598
Cenovus Energy, Inc. 5.40% 6/15/2047	44	43
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[2]	9	9
ConocoPhillips Co. 5.30% 5/15/2053	12	12
Crescent Energy Finance, LLC 7.375% 1/15/2033[2]	270	266
Diamondback Energy, Inc. 5.40% 4/18/2034	41	42
Energy Transfer, LP 6.10% 12/1/2028	41	44
Energy Transfer, LP 5.25% 7/1/2029	23	24
Energy Transfer, LP 6.40% 12/1/2030	34	37
Energy Transfer, LP 6.05% 9/1/2054	22	23
Enterprise Products Operating, LLC 4.95% 2/15/2035	6	6
Equinor ASA 2.375% 5/22/2030	365	333
Hilcorp Energy I, LP 6.875% 5/15/2034[2]	400	399
New Fortress Energy, Inc. 6.50% 9/30/2026[2]	80	67
ONEOK, Inc. 6.05% 9/1/2033	88	94
ONEOK, Inc. 7.15% 1/15/2051	97	113
ONEOK, Inc. 6.625% 9/1/2053	91	101
Petroleos Mexicanos 6.50% 1/23/2029	20	19
Petroleos Mexicanos 8.75% 6/2/2029	176	179
Saudi Arabian Oil Co. 5.75% 7/17/2054[2]	200	203
Shell International Finance BV 2.00% 11/7/2024	420	419
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[2]	41	41
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[2]	18	18
Targa Resources Corp. 5.50% 2/15/2035	24	25
TotalEnergies Capital SA 4.724% 9/10/2034	17	17
TransCanada Pipelines, Ltd. 5.10% 3/15/2049	150	146
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[2]	595	554
Williams Companies, Inc. 5.15% 3/15/2034	11	11
		4,214
American Funds Insurance Series — Page 82 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.20%	Principal amount (000)	Value (000)
América Móvil, SAB de CV 8.46% 12/18/2036	MXN1,300	$59
AT&T, Inc. 3.50% 6/1/2041	USD75	61
CCO Holdings, LLC 4.75% 2/1/2032[2]	25	22
CCO Holdings, LLC 4.25% 1/15/2034[2]	655	538
Charter Communications Operating, LLC 6.10% 6/1/2029	41	43
Meta Platforms, Inc. 4.30% 8/15/2029	40	41
Meta Platforms, Inc. 4.75% 8/15/2034	53	54
Meta Platforms, Inc. 5.40% 8/15/2054	29	30
Meta Platforms, Inc. 5.55% 8/15/2064	40	43
Netflix, Inc. 4.90% 8/15/2034	16	17
Netflix, Inc. 5.40% 8/15/2054	6	6
SBA Tower Trust 1.631% 11/15/2026[2]	253	237
Sirius XM Radio, Inc. 4.00% 7/15/2028[2]	780	737
T-Mobile USA, Inc. 3.875% 4/15/2030	625	608
T-Mobile USA, Inc. 2.55% 2/15/2031	203	181
T-Mobile USA, Inc. 6.00% 6/15/2054	69	76
Verizon Communications, Inc. 1.75% 1/20/2031	142	121
		2,874
Utilities 0.19%
AEP Transmission Co., LLC 3.80% 6/15/2049	45	36
Consumers Energy Co. 4.625% 5/15/2033	50	51
DTE Energy Co. 3.00% 3/1/2032	42	38
Duke Energy Florida, LLC 5.95% 11/15/2052	25	28
Edison International 4.125% 3/15/2028	132	131
Edison International 5.45% 6/15/2029	25	26
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[2,9]	200	228
Eversource Energy 5.50% 1/1/2034	25	26
FirstEnergy Corp. 2.65% 3/1/2030	393	359
FirstEnergy Corp. 2.25% 9/1/2030	107	95
Florida Power & Light Co. 5.05% 4/1/2028	70	72
Florida Power & Light Co. 5.10% 4/1/2033	35	37
NiSource, Inc. 5.40% 6/30/2033	25	26
Pacific Gas and Electric Co. 2.95% 3/1/2026	97	95
Pacific Gas and Electric Co. 3.75% 7/1/2028	105	102
Pacific Gas and Electric Co. 4.65% 8/1/2028	284	285
Pacific Gas and Electric Co. 6.10% 1/15/2029	35	37
Pacific Gas and Electric Co. 2.50% 2/1/2031	375	329
Pacific Gas and Electric Co. 6.40% 6/15/2033	50	55
Pacific Gas and Electric Co. 5.80% 5/15/2034	50	53
Pacific Gas and Electric Co. 4.95% 7/1/2050	162	147
Pacific Gas and Electric Co. 5.90% 10/1/2054	25	26
PacifiCorp 5.30% 2/15/2031	35	36
PacifiCorp 5.50% 5/15/2054	95	95
PacifiCorp 5.80% 1/15/2055	25	26
Southern California Edison Co. 5.20% 6/1/2034	40	41
Southern California Edison Co. 3.60% 2/1/2045	206	163
Southern California Edison Co. 5.75% 4/15/2054	25	27
Union Electric Co. 3.90% 4/1/2052	25	21
WEC Energy Group, Inc. 5.15% 10/1/2027	25	26
		2,717
American Funds Insurance Series — Page 83 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.18%	Principal amount (000)	Value (000)
American Tower Corp. 4.05% 3/15/2032	USD11	$11
Boston Properties, LP 2.45% 10/1/2033	7	6
Boston Properties, LP 6.50% 1/15/2034	38	41
Boston Properties, LP 5.75% 1/15/2035	95	97
Crown Castle, Inc. 5.00% 1/11/2028	54	55
Equinix, Inc. 1.55% 3/15/2028	25	23
Equinix, Inc. 3.20% 11/18/2029	144	136
Iron Mountain, Inc. 4.50% 2/15/2031[2]	530	503
Kennedy-Wilson, Inc. 5.00% 3/1/2031	550	494
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[2]	20	21
MPT Operating Partnership, LP 5.00% 10/15/2027	475	426
Prologis, LP 5.00% 3/15/2034	40	41
Service Properties Trust 8.375% 6/15/2029	680	680
		2,534
Industrials 0.17%
BAE Systems PLC 5.30% 3/26/2034[2]	200	208
Boeing Co. 2.75% 2/1/2026	91	88
Boeing Co. 6.259% 5/1/2027[2]	376	388
Boeing Co. 6.298% 5/1/2029[2]	12	13
Boeing Co. 3.625% 2/1/2031	178	163
Boeing Co. 6.388% 5/1/2031[2]	92	98
Boeing Co. 6.528% 5/1/2034[2]	585	628
Boeing Co. 5.805% 5/1/2050	80	77
Boeing Co. 6.858% 5/1/2054[2]	56	62
Canadian Pacific Railway Co. 3.10% 12/2/2051	102	73
Carrier Global Corp. 2.722% 2/15/2030	9	8
Carrier Global Corp. 2.70% 2/15/2031	9	8
Carrier Global Corp. 5.90% 3/15/2034	34	37
Carrier Global Corp. 3.577% 4/5/2050	3	2
Carrier Global Corp. 6.20% 3/15/2054	25	29
CSX Corp. 4.75% 11/15/2048	50	48
CSX Corp. 4.50% 11/15/2052	35	32
L3Harris Technologies, Inc. 5.40% 7/31/2033	15	16
L3Harris Technologies, Inc. 5.60% 7/31/2053	13	14
Lockheed Martin Corp. 5.10% 11/15/2027	19	20
Lockheed Martin Corp. 5.20% 2/15/2064	8	8
Moog, Inc. 4.25% 12/9/2027[2]	55	53
Norfolk Southern Corp. 5.35% 8/1/2054	51	53
Northrop Grumman Corp. 4.95% 3/15/2053	21	21
Republic Services, Inc. 5.00% 4/1/2034	13	13
RTX Corp. 6.00% 3/15/2031	35	38
RTX Corp. 6.10% 3/15/2034	27	30
RTX Corp. 6.40% 3/15/2054	22	26
Union Pacific Corp. 2.80% 2/14/2032	17	16
Union Pacific Corp. 3.50% 2/14/2053	20	16
Waste Management, Inc. 4.625% 2/15/2030	60	62
		2,348
Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028	35	36
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	7	7
American Funds Insurance Series — Page 84 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	USD15	$16
Celanese US Holdings, LLC 6.35% 11/15/2028	36	38
Celanese US Holdings, LLC 6.55% 11/15/2030	27	29
Celanese US Holdings, LLC 6.379% 7/15/2032	10	11
Celanese US Holdings, LLC 6.70% 11/15/2033	23	25
Consolidated Energy Finance SA 5.625% 10/15/2028[2]	750	635
Dow Chemical Co. (The) 5.15% 2/15/2034	34	35
Dow Chemical Co. (The) 5.55% 11/30/2048	15	15
Dow Chemical Co. (The) 3.60% 11/15/2050	75	57
Dow Chemical Co. (The) 6.90% 5/15/2053	6	7
Dow Chemical Co. (The) 5.60% 2/15/2054	53	55
Eastman Chemical Co. 5.625% 2/20/2034	3	3
First Quantum Minerals, Ltd. 6.875% 10/15/2027[2]	249	246
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[2]	4	3
LYB International Finance III, LLC 3.625% 4/1/2051	102	76
NOVA Chemicals Corp. 8.50% 11/15/2028[2]	10	11
NOVA Chemicals Corp. 4.25% 5/15/2029[2]	325	303
		1,659
Consumer staples 0.09%
7-Eleven, Inc. 1.30% 2/10/2028[2]	14	13
BAT Capital Corp. 4.70% 4/2/2027	105	106
BAT Capital Corp. 6.343% 8/2/2030	9	10
BAT Capital Corp. 6.421% 8/2/2033	38	42
BAT Capital Corp. 7.079% 8/2/2043	31	36
BAT Capital Corp. 4.54% 8/15/2047	55	46
BAT Capital Corp. 4.758% 9/6/2049	121	104
BAT Capital Corp. 7.081% 8/2/2053	69	80
BAT International Finance PLC 4.448% 3/16/2028	150	150
Campbell Soup Co. 5.40% 3/21/2034	22	23
Constellation Brands, Inc. 5.00% 2/2/2026	50	50
H.J. Heinz Co. 4.875% 10/1/2049	235	222
Philip Morris International, Inc. 5.125% 11/17/2027	43	44
Philip Morris International, Inc. 5.625% 11/17/2029	23	24
Philip Morris International, Inc. 5.125% 2/15/2030	56	58
Philip Morris International, Inc. 5.50% 9/7/2030	70	74
Philip Morris International, Inc. 5.75% 11/17/2032	16	17
Philip Morris International, Inc. 5.375% 2/15/2033	55	58
Philip Morris International, Inc. 5.625% 9/7/2033	30	32
		1,189
Information technology 0.05%
Broadcom, Inc. 5.05% 7/12/2027	40	41
Broadcom, Inc. 4.00% 4/15/2029[2]	3	3
Broadcom, Inc. 5.05% 7/12/2029	45	46
Broadcom, Inc. 5.15% 11/15/2031	104	108
Broadcom, Inc. 4.15% 4/15/2032[2]	11	11
Broadcom, Inc. 4.80% 10/15/2034	12	12
Broadcom, Inc. 3.137% 11/15/2035[2]	2	2
Cisco Systems, Inc. 4.95% 2/26/2031	11	11
Cisco Systems, Inc. 5.05% 2/26/2034	4	4
Cisco Systems, Inc. 5.30% 2/26/2054	8	8
Cisco Systems, Inc. 5.35% 2/26/2064	11	12
American Funds Insurance Series — Page 85 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Lenovo Group, Ltd. 5.875% 4/24/2025	USD400	$402
ServiceNow, Inc. 1.40% 9/1/2030	107	92
		752
Total corporate bonds, notes & loans		34,434
Asset-backed obligations 1.17%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[2,6]	30	31
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[2,6]	1	1
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[2,6]	100	100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[2,6]	215	218
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[6]	100	99
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[2,6]	84	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[2,6]	100	99
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[2,6]	477	482
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,6]	197	191
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[2,6]	100	98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[2,6]	339	354
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[2,6]	391	397
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,6]	12	12
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[2,6]	735	749
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[2,6]	351	340
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[2,6]	87	79
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[2,6]	90	86
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[2,6]	90	79
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[2,6]	316	297
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[2,6]	489	492
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[2,6]	352	352
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[2,6]	497	505
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[6]	301	301
DriveTime Auto Owner Trust, Series 2023-1, Class A, 5.48% 4/15/2027[2,6]	9	9
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[2,6]	419	424
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[2,6]	525	530
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[2,6]	131	130
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[2,6]	176	179
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[2,6]	181	187
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[2,6]	188	190
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[2,6]	382	357
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[2,6]	71	65
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[2,6]	98	95
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[2,6]	367	349
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[2,6]	134	135
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[2,6]	285	294
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[2,6]	184	194
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[6]	25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[6]	48	48
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[2,6]	124	123
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[2,6]	50	50
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[2,6]	268	253
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[2,6]	100	94
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[2,6]	100	93
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[2,6]	187	191
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[2,6]	378	378
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[6]	28	28
American Funds Insurance Series — Page 86 of 288

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[6]	USD28	$28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[2,6]	5	5
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[2,6]	190	193
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[2,6]	70	71
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[2,6]	32	29
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[2,6]	56	50
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[2,6]	137	127
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[2,6]	274	256
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.815% 4/20/2062[2,6,7]	140	139
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[2,6]	935	863
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[2,6]	581	584
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[2,6]	100	103
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[2,6]	127	127
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[2,6]	76	74
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[2,6]	174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[2,6]	273	277
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[2,6]	100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,6]	175	178
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[2,6]	250	250
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[2,6]	156	158
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[2,6]	403	406
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[6]	330	331
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[2,6]	100	101
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[2,6]	27	27
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[2,6]	50	45
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[2,6]	112	107
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[2,6,7]	335	320
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[2,6]	100	102
Verizon Master Trust, Series 2022-7, Class A1A, 5.23% 11/22/2027 (5.98% on 11/20/2024)[6,9]	451	451
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[2,6]	30	30
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[2,6]	100	100
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[2,6]	827	835
		16,507
Bonds & notes of governments & government agencies outside the U.S. 0.05%
Peru (Republic of) 2.783% 1/23/2031	190	170
Portuguese Republic 5.125% 10/15/2024	18	18
Qatar (State of) 4.50% 4/23/2028	200	204
Saudi Arabia (Kingdom of) 3.625% 3/4/2028	200	197
United Mexican States 3.25% 4/16/2030	200	184
		773
Municipals 0.03% Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	212	215
Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	135	142
Total municipals		357
Total bonds, notes & other debt instruments (cost: $214,302,000)		214,559
American Funds Insurance Series — Page 87 of 288

unaudited
Investment funds 2.26%	Principal amount (000)	Value (000)
Capital Group Central Corporate Bond Fund[12]	3,686,711	$31,927
Total investment funds (cost: $34,102,000)		31,927
Short-term securities 6.40% Money market investments 5.37%	Shares
Capital Group Central Cash Fund 5.09%[12,13]	758,358	75,851
Money market investments purchased with collateral from securities on loan 1.03%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[13,14]	13,382,833	13,383
Capital Group Central Cash Fund 5.09%[12,13,14]	12,497	1,250
		14,633
Total short-term securities (cost: $90,462,000)		90,484
Total investment securities 102.11% (cost: $1,137,384,000)		1,443,615
Other assets less liabilities (2.11)%		(29,810)
Net assets 100.00%		$1,413,805
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
U.S Treasury Contracts	Long	473	12/31/2024	USD51,975	$86
3 Month SOFR Futures	Long	8	3/19/2025	1,919	16
3 Month SOFR Futures	Long	73	9/17/2025	17,664	257
2 Year U.S. Treasury Note Futures	Long	227	1/6/2025	47,271	121
10 Year U.S. Treasury Note Futures	Long	51	12/31/2024	5,828	7
10 Year Ultra U.S. Treasury Note Futures	Short	6	12/31/2024	(710)	6
20 Year U.S. Treasury Bond Futures	Long	15	12/31/2024	1,863	(7)
30 Year Ultra U.S. Treasury Bond Futures	Long	71	12/31/2024	9,450	(77)
					$409
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.055%	Annual	4/6/2031	USD6,700	$86	$—	$86
SOFR	Annual	2.91%	Annual	9/18/2050	592	48	—	48
						$134	$—	$134
American Funds Insurance Series — Page 88 of 288

unaudited
Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Investment funds 2.26%
Capital Group Central Corporate Bond Fund	$34,970	$1,031	$4,712	$(941)	$1,579	$31,927	$1,032
Short-term securities 5.45%
Money market investments 5.36%
Capital Group Central Cash Fund 5.09%[13]	91,779	154,950	170,898	1	19	75,851	3,342
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 5.09%[13,14]	59	1,191 [15]				1,250	— [16]
Total short-term securities						77,101
Total 7.71%				$(940)	$1,598	$109,028	$4,374

[1]	All or a portion of this security was on loan. The total value of all such securities was $17,846,000, which represented 1.26% of the net assets of the fund.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,780,000, which represented 3.24% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[8]	Purchased on a TBA basis.
[9]	Step bond; coupon rate may change at a later date.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,814,000, which represented .13% of the net assets of the fund.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Rate represents the seven-day yield at 9/30/2024.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds

GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 89 of 288

Asset Allocation Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 64.76% Information technology 14.62%	Shares	Value (000)
Broadcom, Inc.	8,062,978	$1,390,864
Microsoft Corp.	1,975,621	850,110
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,311,898	575,177
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	23,600
Apple, Inc.	1,243,701	289,782
NVIDIA Corp.	1,969,157	239,134
ASML Holding NV (ADR)	265,641	221,345
Oracle Corp.	896,756	152,807
Applied Materials, Inc.	363,122	73,369
MicroStrategy, Inc., Class A1	431,000	72,667
Salesforce, Inc.	206,411	56,497
Synopsys, Inc.[1]	90,490	45,823
Diebold Nixdorf, Inc.[1]	532,940	23,801
Micron Technology, Inc.	175,097	18,159
		4,033,135
Financials 10.07%
Apollo Asset Management, Inc.	2,630,627	328,592
Aon PLC, Class A	752,130	260,230
Synchrony Financial	3,600,000	179,568
Arthur J. Gallagher & Co.	572,715	161,145
Blackstone, Inc.	1,033,422	158,248
Ares Management Corp., Class A	1,015,403	158,240
Mastercard, Inc., Class A	319,128	157,585
Visa, Inc., Class A	509,002	139,950
Discover Financial Services	954,696	133,934
Fiserv, Inc.[1]	582,763	104,693
JPMorgan Chase & Co.	446,784	94,209
Capital One Financial Corp.	625,000	93,581
BlackRock, Inc.	88,049	83,603
CME Group, Inc., Class A	353,886	78,085
KKR & Co., Inc.	595,732	77,791
American Express Co.	280,560	76,088
Nasdaq, Inc.	962,300	70,258
Blue Owl Capital, Inc., Class A	3,536,780	68,472
Intercontinental Exchange, Inc.	412,619	66,283
Brown & Brown, Inc.	638,870	66,187
Bank of America Corp.	1,580,000	62,694
Wells Fargo & Co.	980,000	55,360
RenaissanceRe Holdings, Ltd.	97,535	26,569
Brookfield Corp., Class A	486,973	25,883
Fifth Third Bancorp	432,000	18,507
Goldman Sachs Group, Inc.	30,100	14,903
Chubb, Ltd.	37,981	10,953
American Funds Insurance Series — Page 90 of 288

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
LPL Financial Holdings, Inc.	17,807	$4,142
Sberbank of Russia PJSC[2]	8,880,000	— [3]
		2,775,753
Health care 9.28%
Eli Lilly and Co.	601,139	532,573
Vertex Pharmaceuticals, Inc.[1]	979,586	455,586
UnitedHealth Group, Inc.	670,683	392,135
Gilead Sciences, Inc.	4,056,014	340,056
Regeneron Pharmaceuticals, Inc.[1]	138,750	145,859
Novo Nordisk AS, Class B	999,920	119,064
AbbVie, Inc.	569,512	112,467
AstraZeneca PLC	461,000	71,808
Cooper Companies, Inc.[1]	559,233	61,706
Alnylam Pharmaceuticals, Inc.[1]	205,917	56,633
Centene Corp.[1]	675,000	50,814
Catalent, Inc.[1]	528,214	31,994
Thermo Fisher Scientific, Inc.	51,641	31,944
Merck & Co., Inc.	280,560	31,860
CVS Health Corp.	431,266	27,118
Danaher Corp.	95,660	26,595
Illumina, Inc.[1]	194,900	25,417
Rotech Healthcare, Inc.[1,2,4]	184,138	17,064
Boston Scientific Corp.[1]	198,062	16,598
Zoetis, Inc., Class A	42,300	8,265
Endo, Inc.[1]	140,115	3,720
Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	— [3]
		2,559,276
Consumer discretionary 6.97%
Booking Holdings, Inc.	99,924	420,892
Home Depot, Inc.	815,243	330,337
Royal Caribbean Cruises, Ltd.	1,259,400	223,367
Amazon.com, Inc.[1]	819,582	152,713
General Motors Co.	3,250,000	145,730
Starbucks Corp.	1,466,192	142,939
D.R. Horton, Inc.	525,000	100,154
NIKE, Inc., Class B	1,107,047	97,863
Darden Restaurants, Inc.	448,084	73,544
Compagnie Financière Richemont SA, Class A	391,173	62,017
Texas Roadhouse, Inc.	263,872	46,600
Hilton Worldwide Holdings, Inc.	139,547	32,166
Restaurant Brands International, Inc.	350,670	25,290
Moncler SpA	395,000	25,080
YUM! Brands, Inc.	91,381	12,767
Advance Auto Parts, Inc.	249,443	9,726
lululemon athletica, Inc.[1]	31,981	8,678
AutoZone, Inc.[1]	2,534	7,982
Five Below, Inc.[1]	43,676	3,859
Party City Holdco, Inc.[1,2]	68,158	1,144
Party City Holdco, Inc.[1,2,5]	681	11
		1,922,859
American Funds Insurance Series — Page 91 of 288

unaudited
Common stocks (continued) Industrials 6.30%	Shares	Value (000)
L3Harris Technologies, Inc.	1,012,961	$240,953
Deere & Co.	397,582	165,923
Boeing Co.[1]	1,007,043	153,111
Caterpillar, Inc.	325,000	127,114
General Electric Co.	595,120	112,228
Ingersoll-Rand, Inc.	1,127,311	110,657
TransDigm Group, Inc.	70,121	100,072
Airbus SE, non-registered shares	612,314	89,659
Union Pacific Corp.	335,667	82,735
Safran SA	312,100	73,640
United Rentals, Inc.	84,415	68,353
Southwest Airlines Co.	1,982,728	58,748
Eaton Corp. PLC	172,210	57,077
Lockheed Martin Corp.	91,466	53,468
Quanta Services, Inc.	152,260	45,396
Republic Services, Inc.	222,985	44,784
Copart, Inc.[1]	835,833	43,798
Northrop Grumman Corp.	68,144	35,985
Carrier Global Corp.	382,605	30,796
Johnson Controls International PLC	278,300	21,599
Dayforce, Inc.[1,6]	217,195	13,303
Regal Rexnord Corp.	53,733	8,913
		1,738,312
Communication services 5.55%
Meta Platforms, Inc., Class A	1,369,506	783,960
Alphabet, Inc., Class C	2,213,715	370,111
Alphabet, Inc., Class A	471,916	78,267
Comcast Corp., Class A	5,394,851	225,343
Charter Communications, Inc., Class A1	180,147	58,382
Take-Two Interactive Software, Inc.[1]	88,404	13,589
		1,529,652
Materials 4.61%
Franco-Nevada Corp.	1,925,776	239,190
Wheaton Precious Metals Corp.	3,349,100	204,563
Royal Gold, Inc.	1,405,000	197,121
ATI, Inc.[1]	2,945,938	197,113
Lundin Mining Corp.	15,729,952	164,807
First Quantum Minerals, Ltd.[1]	5,805,000	79,148
Nucor Corp.	500,000	75,170
Freeport-McMoRan, Inc.	1,431,593	71,465
Linde PLC	55,160	26,304
Air Products and Chemicals, Inc.	45,664	13,596
Venator Materials PLC[1,2]	4,096	2,110
		1,270,587
Consumer staples 3.31%
Philip Morris International, Inc.	3,594,946	436,427
Constellation Brands, Inc., Class A	483,168	124,508
Altria Group, Inc.	1,962,629	100,173
Costco Wholesale Corp.	69,889	61,958
Nestlé SA	550,155	55,446
Monster Beverage Corp.[1]	702,217	36,635
Keurig Dr Pepper, Inc.	907,399	34,009
American Funds Insurance Series — Page 92 of 288

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Bunge Global SA	197,085	$19,046
Mondelez International, Inc., Class A	233,588	17,208
Dollar General Corp.	165,000	13,954
Procter & Gamble Co.	79,723	13,808
		913,172
Energy 2.59%
Canadian Natural Resources, Ltd. (CAD denominated)	13,220,800	439,015
ConocoPhillips	824,000	86,751
Halliburton Co.	2,534,613	73,631
EOG Resources, Inc.	254,319	31,263
Noble Corp. PLC, Class A	771,174	27,870
Cenovus Energy, Inc. (CAD denominated)	1,655,494	27,688
Exxon Mobil Corp.	122,434	14,352
Schlumberger NV	286,500	12,019
Altera Infrastructure, LP1,2	16,129	1,238
Constellation Oil Services Holding SA, Class B-1[1,2]	441,936	75
Bighorn Permian Resources, LLC[2]	4,392	— [3]
		713,902
Real estate 1.29%
VICI Properties, Inc. REIT	4,209,324	140,213
Extra Space Storage, Inc. REIT	751,252	135,368
Crown Castle, Inc. REIT	410,999	48,757
American Tower Corp. REIT	136,942	31,847
		356,185
Utilities 0.17%
Constellation Energy Corp.	118,116	30,712
FirstEnergy Corp.	340,720	15,111
		45,823
Total common stocks (cost: $9,905,511,000)		17,858,656
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]	450	745
Total preferred securities (cost: $466,000)		745
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]	4	— [3]
Total rights & warrants (cost: $0)		— [3]
Convertible stocks 0.05% Health care 0.05%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]	4,955,500	11,596
Total convertible stocks (cost: $50,000,000)		11,596
American Funds Insurance Series — Page 93 of 288

unaudited
Convertible bonds & notes 0.01% Communication services 0.01%	Principal amount (000)	Value (000)
DISH Network Corp., convertible notes, 3.375% 8/15/2026	USD4,000	$3,239
Total convertible bonds & notes (cost: $2,830,000)		3,239
Bonds, notes & other debt instruments 26.49% Mortgage-backed obligations 10.08% Federal agency mortgage-backed obligations 9.28%
Fannie Mae Pool #AD7072 4.00% 6/1/2025[7]	— [3]	— [3]
Fannie Mae Pool #AE3069 4.00% 9/1/2025[7]	— [3]	— [3]
Fannie Mae Pool #AH0829 4.00% 1/1/2026[7]	— [3]	— [3]
Fannie Mae Pool #AH6431 4.00% 2/1/2026[7]	65	64
Fannie Mae Pool #AH5618 4.00% 2/1/2026[7]	— [3]	— [3]
Fannie Mae Pool #890329 4.00% 4/1/2026[7]	7	7
Fannie Mae Pool #MA1109 4.00% 5/1/2027[7]	1	1
Fannie Mae Pool #MA3653 3.00% 3/1/2029[7]	8	8
Fannie Mae Pool #AL8347 4.00% 3/1/2029[7]	36	35
Fannie Mae Pool #254767 5.50% 6/1/2033[7]	153	158
Fannie Mae Pool #555956 5.50% 12/1/2033[7]	96	100
Fannie Mae Pool #BN1085 4.00% 1/1/2034[7]	288	288
Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]	276	261
Fannie Mae Pool #929185 5.50% 1/1/2036[7]	309	319
Fannie Mae Pool #893641 6.00% 9/1/2036[7]	534	563
Fannie Mae Pool #893688 6.00% 10/1/2036[7]	136	143
Fannie Mae Pool #AS8554 3.00% 12/1/2036[7]	4,924	4,695
Fannie Mae Pool #907239 6.00% 12/1/2036[7]	21	22
Fannie Mae Pool #928031 6.00% 1/1/2037[7]	47	50
Fannie Mae Pool #888292 6.00% 3/1/2037[7]	421	444
Fannie Mae Pool #AD0249 5.50% 4/1/2037[7]	80	83
Fannie Mae Pool #190379 5.50% 5/1/2037[7]	44	45
Fannie Mae Pool #924952 6.00% 8/1/2037[7]	672	708
Fannie Mae Pool #888637 6.00% 9/1/2037[7]	8	8
Fannie Mae Pool #995674 6.00% 5/1/2038[7]	247	261
Fannie Mae Pool #AD0119 6.00% 7/1/2038[7]	783	827
Fannie Mae Pool #995224 6.00% 9/1/2038[7]	6	7
Fannie Mae Pool #AE0021 6.00% 10/1/2038[7]	247	261
Fannie Mae Pool #AL7164 6.00% 10/1/2038[7]	170	179
Fannie Mae Pool #889983 6.00% 10/1/2038[7]	14	15
Fannie Mae Pool #AD0095 6.00% 11/1/2038[7]	553	583
Fannie Mae Pool #AB0538 6.00% 11/1/2038[7]	74	78
Fannie Mae Pool #995391 6.00% 11/1/2038[7]	11	12
Fannie Mae Pool #AD0833 6.00% 1/1/2039[7]	— [3]	— [3]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[7]	50	53
Fannie Mae Pool #AL0013 6.00% 4/1/2040[7]	149	157
Fannie Mae Pool #AL7228 6.00% 4/1/2041[7]	186	195
Fannie Mae Pool #AB4536 6.00% 6/1/2041[7]	353	371
Fannie Mae Pool #MA4387 2.00% 7/1/2041[7]	6,595	5,771
Fannie Mae Pool #MA4501 2.00% 12/1/2041[7]	7,601	6,616
Fannie Mae Pool #FS0305 1.50% 1/1/2042[7]	19,835	16,678
Fannie Mae Pool #MA4520 2.00% 1/1/2042[7]	12,928	11,252
Fannie Mae Pool #AP2131 3.50% 8/1/2042[7]	2,628	2,513
Fannie Mae Pool #AU8813 4.00% 11/1/2043[7]	1,732	1,717
Fannie Mae Pool #AU9348 4.00% 11/1/2043[7]	995	987
Fannie Mae Pool #AU9350 4.00% 11/1/2043[7]	858	847
Fannie Mae Pool #AL8773 3.50% 2/1/2045[7]	4,577	4,372
American Funds Insurance Series — Page 94 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM9416 3.50% 7/1/2045[7]	USD7,490	$7,078
Fannie Mae Pool #AL8354 3.50% 10/1/2045[7]	1,096	1,043
Fannie Mae Pool #AL8522 3.50% 5/1/2046[7]	2,320	2,206
Fannie Mae Pool #BC7611 4.00% 5/1/2046[7]	82	80
Fannie Mae Pool #AS8310 3.00% 11/1/2046[7]	316	292
Fannie Mae Pool #BD9307 4.00% 11/1/2046[7]	1,262	1,228
Fannie Mae Pool #BD9699 3.50% 12/1/2046[7]	1,410	1,331
Fannie Mae Pool #BE1290 3.50% 2/1/2047[7]	1,878	1,773
Fannie Mae Pool #BM1179 3.00% 4/1/2047[7]	411	379
Fannie Mae Pool #256975 7.00% 10/1/2047[7]	2	2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[7]	1,335	1,261
Fannie Mae Pool #257036 7.00% 11/1/2047[7]	6	6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[7]	2,260	2,205
Fannie Mae Pool #MA3277 4.00% 2/1/2048[7]	9	9
Fannie Mae Pool #BK5255 4.00% 5/1/2048[7]	10	9
Fannie Mae Pool #FM3278 3.50% 11/1/2048[7]	14,340	13,537
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]	1,929	1,825
Fannie Mae Pool #CA4756 3.00% 12/1/2049[7]	1,493	1,369
Fannie Mae Pool #CA5968 2.50% 6/1/2050[7]	4,866	4,280
Fannie Mae Pool #CA6593 2.50% 8/1/2050[7]	10,987	9,662
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]	332	303
Fannie Mae Pool #CA7737 2.50% 11/1/2050[7]	8,899	7,794
Fannie Mae Pool #CA7599 2.50% 11/1/2050[7]	1,393	1,229
Fannie Mae Pool #FM4897 3.00% 11/1/2050[7]	12,595	11,586
Fannie Mae Pool #MA4237 2.00% 1/1/2051[7]	6,042	5,037
Fannie Mae Pool #CA8828 2.50% 2/1/2051[7]	3,513	3,087
Fannie Mae Pool #CB0290 2.00% 4/1/2051[7]	4,362	3,630
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]	4,837	4,374
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]	594	538
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]	449	407
Fannie Mae Pool #MA4378 2.00% 7/1/2051[7]	162	134
Fannie Mae Pool #FM8453 3.00% 8/1/2051[7]	4,215	3,864
Fannie Mae Pool #CB1304 3.00% 8/1/2051[7]	76	69
Fannie Mae Pool #MA4465 2.00% 11/1/2051[7]	8,854	7,348
Fannie Mae Pool #CB2078 3.00% 11/1/2051[7]	8,527	7,727
Fannie Mae Pool #MA4492 2.00% 12/1/2051[7]	2,553	2,117
Fannie Mae Pool #CB2286 2.50% 12/1/2051[7]	15,224	13,324
Fannie Mae Pool #CB2375 2.50% 12/1/2051[7]	7,071	6,191
Fannie Mae Pool #CB2319 2.50% 12/1/2051[7]	172	151
Fannie Mae Pool #BT9483 2.50% 12/1/2051[7]	83	73
Fannie Mae Pool #CB2372 2.50% 12/1/2051[7]	82	72
Fannie Mae Pool #BT9510 2.50% 12/1/2051[7]	81	72
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[7]	3,095	2,568
Fannie Mae Pool #FS0182 3.00% 1/1/2052[7]	10,726	9,722
Fannie Mae Pool #BV3076 2.00% 2/1/2052[7]	7,823	6,480
Fannie Mae Pool #MA4547 2.00% 2/1/2052[7]	5,348	4,431
Fannie Mae Pool #BV3083 2.00% 2/1/2052[7]	1,053	874
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]	57,833	52,776
Fannie Mae Pool #BV3101 2.00% 3/1/2052[7]	3,109	2,580
Fannie Mae Pool #FS1742 2.00% 3/1/2052[7]	2,585	2,146
Fannie Mae Pool #MA4562 2.00% 3/1/2052[7]	1,907	1,580
Fannie Mae Pool #BV4169 2.00% 3/1/2052[7]	1,410	1,169
Fannie Mae Pool #BV4172 2.00% 3/1/2052[7]	1,338	1,110
Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	6,185	5,123
American Funds Insurance Series — Page 95 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS1598 2.00% 4/1/2052[7]	USD3,168	$2,624
Fannie Mae Pool #FS7329 2.00% 6/1/2052[7]	2,529	2,097
Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]	6,211	5,967
Fannie Mae Pool #BW2918 4.50% 6/1/2052[7]	5,598	5,512
Fannie Mae Pool #FS6986 2.00% 7/1/2052[7]	5,254	4,354
Fannie Mae Pool #BW1192 4.50% 9/1/2052[7]	676	665
Fannie Mae Pool #CB4620 5.00% 9/1/2052[7]	1,108	1,113
Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	11,267	11,094
Fannie Mae Pool #BX0097 4.50% 10/1/2052[7]	851	844
Fannie Mae Pool #MA4785 5.00% 10/1/2052[7]	490	491
Fannie Mae Pool #FS5554 4.50% 11/1/2052[7]	3,172	3,124
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]	2,573	2,610
Fannie Mae Pool #FS5520 4.50% 1/1/2053[7]	2,871	2,823
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	1,086	1,100
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	2,724	2,776
Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]	2,550	2,551
Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	7,306	7,020
Fannie Mae Pool #MA5009 5.00% 5/1/2053[7]	12,710	12,715
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]	801	802
Fannie Mae Pool #FS4840 5.50% 5/1/2053[7]	1,037	1,050
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	187	189
Fannie Mae Pool #FS4736 6.50% 5/1/2053[7]	283	292
Fannie Mae Pool #MA5038 5.00% 6/1/2053[7]	27,183	27,193
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	667	675
Fannie Mae Pool #CB6491 6.50% 6/1/2053[7]	1,470	1,520
Fannie Mae Pool #CB6490 6.50% 6/1/2053[7]	519	537
Fannie Mae Pool #CB6468 6.50% 6/1/2053[7]	387	399
Fannie Mae Pool #FS7823 2.00% 7/1/2053[7]	13,198	10,952
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	2,505	2,536
Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	110	111
Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	5,845	5,955
Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	23,342	23,870
Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]	1,947	1,970
Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	5,690	5,819
Fannie Mae Pool #BY1418 4.00% 11/1/2053[7]	15,359	14,755
Fannie Mae Pool #FS6838 5.50% 11/1/2053[7]	4,414	4,467
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	8,563	8,758
Fannie Mae Pool #BY1448 4.00% 12/1/2053[7]	11,816	11,353
Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	290	294
Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	9,254	9,553
Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	2,675	2,774
Fannie Mae Pool #BY1343 4.00% 2/1/2054[7]	12,717	12,215
Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	691	700
Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	587	594
Fannie Mae Pool #CB7932 6.00% 2/1/2054[7]	3,602	3,695
Fannie Mae Pool #CB7933 6.50% 2/1/2054[7]	2,823	2,920
Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	14,470	14,645
Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]	5,196	5,265
Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	1,052	1,075
Fannie Mae Pool #CB8163 6.00% 3/1/2054[7]	978	1,005
Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]	10	10
Fannie Mae Pool #MA5341 4.00% 4/1/2054[7]	24,374	23,412
Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	7,853	7,959
Fannie Mae Pool #MA5331 5.50% 4/1/2054[7]	999	1,011
American Funds Insurance Series — Page 96 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA5378 4.00% 5/1/2054[7]	USD4,409	$4,235
Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]	2,479	2,535
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	1,214	1,254
Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	1,076	1,107
Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]	986	1,010
Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]	837	860
Fannie Mae Pool #CB8725 6.50% 6/1/2054[7]	1,151	1,195
Fannie Mae Pool #DB5480 6.50% 6/1/2054[7]	72	74
Fannie Mae Pool #DB5213 5.50% 7/1/2054[7]	6,417	6,493
Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	2,521	2,562
Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	1,560	1,585
Fannie Mae Pool #CB8838 5.50% 7/1/2054[7]	732	745
Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	10,839	11,080
Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]	1,569	1,604
Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]	709	728
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	559	575
Fannie Mae Pool #FS8400 6.00% 7/1/2054[7]	461	474
Fannie Mae Pool #FS8619 6.50% 7/1/2054[7]	5,340	5,539
Fannie Mae Pool #FS8607 6.50% 7/1/2054[7]	3,720	3,858
Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]	2,558	2,638
Fannie Mae Pool #CB8872 6.50% 7/1/2054[7]	1,705	1,769
Fannie Mae Pool #DB6906 6.50% 7/1/2054[7]	1,439	1,484
Fannie Mae Pool #CB8876 6.50% 7/1/2054[7]	498	517
Fannie Mae Pool #FS8317 6.50% 7/1/2054[7]	297	308
Fannie Mae Pool #CB8977 5.00% 8/1/2054[7]	465	465
Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	1,486	1,505
Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]	9,065	9,267
Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	3,040	3,126
Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	1,848	1,892
Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	1,588	1,626
Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	1,228	1,263
Fannie Mae Pool #BU4968 6.00% 8/1/2054[7]	1,076	1,100
Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]	379	390
Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]	300	307
Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]	289	296
Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]	2,137	2,223
Fannie Mae Pool #FS8783 6.50% 8/1/2054[7]	1,445	1,497
Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]	1,407	1,451
Fannie Mae Pool #CB9210 5.50% 9/1/2054[7]	4,170	4,224
Fannie Mae Pool #CB9146 5.50% 9/1/2054[7]	2,404	2,445
Fannie Mae Pool #BU4946 5.50% 9/1/2054[7]	1,299	1,314
Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	3,172	3,266
Fannie Mae Pool #CB9159 6.00% 9/1/2054[7]	6	6
Fannie Mae Pool #BF0133 4.00% 8/1/2056[7]	5,704	5,495
Fannie Mae Pool #BM6736 4.50% 11/1/2059[7]	9,961	9,890
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]	3,518	3,089
Fannie Mae Pool #BF0546 2.50% 7/1/2061[7]	9,836	8,205
Fannie Mae Pool #BF0784 3.50% 12/1/2063[7]	3,427	3,140
Fannie Mae Pool #BF0786 4.00% 12/1/2063[7]	3,902	3,724
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[7]	21	22
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[7]	62	64
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[7]	30	26
Freddie Mac Pool #C91912 3.00% 2/1/2037[7]	8,938	8,521
Freddie Mac Pool #G03978 5.00% 3/1/2038[7]	359	370
American Funds Insurance Series — Page 97 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #G04553 6.50% 9/1/2038[7]	USD41	$43
Freddie Mac Pool #G08347 4.50% 6/1/2039[7]	54	55
Freddie Mac Pool #RB5071 2.00% 9/1/2040[7]	21,783	19,076
Freddie Mac Pool #C03518 5.00% 9/1/2040[7]	501	517
Freddie Mac Pool #Q05807 4.00% 1/1/2042[7]	1,372	1,358
Freddie Mac Pool #Q23185 4.00% 11/1/2043[7]	1,048	1,040
Freddie Mac Pool #Q23190 4.00% 11/1/2043[7]	640	632
Freddie Mac Pool #760014 3.151% 8/1/2045[7,8]	148	148
Freddie Mac Pool #Q37988 4.00% 12/1/2045[7]	4,424	4,358
Freddie Mac Pool #G60344 4.00% 12/1/2045[7]	4,091	4,030
Freddie Mac Pool #Z40130 3.00% 1/1/2046[7]	3,642	3,383
Freddie Mac Pool #Q41090 4.50% 6/1/2046[7]	195	196
Freddie Mac Pool #Q41909 4.50% 7/1/2046[7]	198	199
Freddie Mac Pool #760015 2.833% 1/1/2047[7,8]	375	364
Freddie Mac Pool #Q46021 3.50% 2/1/2047[7]	1,085	1,025
Freddie Mac Pool #SI2002 4.00% 3/1/2048[7]	1,972	1,919
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]	349	318
Freddie Mac Pool #SD8106 2.00% 11/1/2050[7]	29,622	24,701
Freddie Mac Pool #SD7528 2.00% 11/1/2050[7]	15,615	13,159
Freddie Mac Pool #RA5288 2.00% 5/1/2051[7]	27,397	22,983
Freddie Mac Pool #SD7544 3.00% 7/1/2051[7]	360	329
Freddie Mac Pool #SD8160 2.00% 8/1/2051[7]	832	691
Freddie Mac Pool #RA5782 2.50% 9/1/2051[7]	8,943	7,843
Freddie Mac Pool #SD7545 2.50% 9/1/2051[7]	6,109	5,373
Freddie Mac Pool #RA5971 3.00% 9/1/2051[7]	5,943	5,409
Freddie Mac Pool #QC6456 3.00% 9/1/2051[7]	656	590
Freddie Mac Pool #SD0734 3.00% 10/1/2051[7]	160	146
Freddie Mac Pool #QD1841 2.00% 11/1/2051[7]	3,896	3,233
Freddie Mac Pool #SD8182 2.00% 12/1/2051[7]	1,699	1,406
Freddie Mac Pool #RA6483 2.50% 12/1/2051[7]	6,063	5,309
Freddie Mac Pool #SD7552 2.50% 1/1/2052[7]	2,111	1,851
Freddie Mac Pool #SD0813 3.00% 1/1/2052[7]	303	276
Freddie Mac Pool #QD5748 2.00% 2/1/2052[7]	893	741
Freddie Mac Pool #SD8193 2.00% 2/1/2052[7]	867	717
Freddie Mac Pool #QD7089 3.50% 2/1/2052[7]	893	837
Freddie Mac Pool #SD5343 2.00% 3/1/2052[7]	4,354	3,611
Freddie Mac Pool #SD8199 2.00% 3/1/2052[7]	3,048	2,525
Freddie Mac Pool #QD8408 2.00% 3/1/2052[7]	1,162	962
Freddie Mac Pool #QD8103 2.00% 3/1/2052[7]	880	729
Freddie Mac Pool #QD8820 2.00% 3/1/2052[7]	266	221
Freddie Mac Pool #SD8204 2.00% 4/1/2052[7]	3,090	2,558
Freddie Mac Pool #QE0312 2.00% 4/1/2052[7]	1,116	924
Freddie Mac Pool #SD7554 2.50% 4/1/2052[7]	81	71
Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]	27,078	24,322
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]	2,265	2,181
Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	32,189	28,932
Freddie Mac Pool #SD7556 3.00% 8/1/2052[7]	1,243	1,131
Freddie Mac Pool #QE7976 4.50% 8/1/2052[7]	39,377	38,796
Freddie Mac Pool #QE8579 4.50% 8/1/2052[7]	181	178
Freddie Mac Pool #QF0212 4.50% 9/1/2052[7]	850	837
Freddie Mac Pool #QE9497 4.50% 9/1/2052[7]	210	207
Freddie Mac Pool #SD1608 4.50% 9/1/2052[7]	125	123
Freddie Mac Pool #RA7938 5.00% 9/1/2052[7]	1,133	1,134
Freddie Mac Pool #QF1236 4.50% 10/1/2052[7]	1,236	1,217
American Funds Insurance Series — Page 98 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2465 4.50% 10/1/2052[7]	USD82	$80
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	6,151	6,159
Freddie Mac Pool #SD8297 4.00% 2/1/2053[7]	1,924	1,848
Freddie Mac Pool #SD8305 4.00% 3/1/2053[7]	17,933	17,246
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]	1,283	1,284
Freddie Mac Pool #RA8647 4.50% 5/1/2053[7]	84	83
Freddie Mac Pool #SD8323 5.00% 5/1/2053[7]	10,944	10,949
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]	4,299	4,300
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	2,979	3,016
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]	692	714
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]	615	635
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]	543	568
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]	539	565
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]	391	410
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]	288	301
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]	208	216
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]	156	166
Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	33	33
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	9,048	9,155
Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]	769	795
Freddie Mac Pool #QH1153 4.00% 9/1/2053[7]	402	387
Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	28,558	28,904
Freddie Mac Pool #SD4053 6.00% 10/1/2053[7]	5,533	5,673
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	134,632	134,599
Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]	25,160	25,467
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	886	918
Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]	11,628	11,171
Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]	707	731
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[7]	407	420
Freddie Mac Pool #SD8413 4.00% 2/1/2054[7]	22,635	21,744
Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	479	485
Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]	16,954	17,335
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	12,897	13,052
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[7]	143	148
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]	1,675	1,703
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]	1,283	1,300
Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]	427	438
Freddie Mac Pool #SD8428 4.00% 5/1/2054[7]	985	946
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[7]	16,391	16,672
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[7]	7,957	8,068
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	3,065	3,110
Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]	599	616
Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	680	653
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	455	463
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	1,779	1,827
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	1,235	1,274
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[7]	2,038	2,105
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[7]	587	609
Freddie Mac Pool #SD8440 6.50% 6/1/2054[7]	212	219
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]	825	839
Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	763	775
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	650	659
Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	8,243	8,426
Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	3,351	3,443
American Funds Insurance Series — Page 99 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]	USD857	$879
Freddie Mac Pool #SD5790 6.00% 7/1/2054[7]	485	498
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	223	229
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[7]	6,363	6,574
Freddie Mac Pool #SD8448 6.50% 7/1/2054[7]	2,527	2,606
Freddie Mac Pool #SD5905 6.50% 7/1/2054[7]	2,302	2,387
Freddie Mac Pool #SD5986 6.50% 7/1/2054[7]	2,111	2,187
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[7]	390	390
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[7]	280	280
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[7]	250	250
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[7]	6,596	6,681
Freddie Mac Pool #SD8453 5.50% 8/1/2054[7]	5,435	5,500
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[7]	4,450	4,526
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[7]	4,461	4,521
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[7]	3,768	3,827
Freddie Mac Pool #SD6286 5.50% 8/1/2054[7]	1,246	1,267
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[7]	919	933
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[7]	666	677
Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	7,125	7,284
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]	3,912	4,023
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]	3,424	3,505
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[7]	3,197	3,288
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]	2,701	2,777
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]	2,583	2,662
Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	1,923	1,979
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]	1,154	1,181
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[7]	1,918	1,990
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]	1,839	1,910
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[7]	1,612	1,676
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[7]	1,008	1,042
Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]	720	743
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[7]	3,885	3,935
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	2,624	2,659
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[7]	2,575	2,606
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[7]	1,615	1,645
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[7]	1,423	1,445
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	6,582	6,765
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	3,626	3,732
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	3,479	3,578
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	3,117	3,218
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	2,114	2,164
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[7]	1,860	1,912
Freddie Mac Pool #SD6271 6.50% 9/1/2054[7]	1,253	1,303
Freddie Mac Pool #SD6288 6.50% 9/1/2054[7]	1,197	1,241
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[7]	647	670
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[7]	447	462
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[7]	287	298
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[7]	162	167
Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]	50	52
Freddie Mac, Series T041, Class 3A, 4.325% 7/25/2032[7,8]	157	148
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[7]	11,374	12,065
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]	2,221	2,112
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[7,8]	949	903
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]	4,403	4,148
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]	USD4,243	$4,032
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]	806	741
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]	668	616
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	1,400	1,362
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[7]	1,720	1,570
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]	7,568	7,333
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[7]	4,455	4,220
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]	1,752	1,710
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[7]	3,470	3,388
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[7]	2,455	2,374
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[7]	2,175	2,032
Government National Mortgage Assn. 3.00% 10/1/2054[7,9]	17,975	16,394
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[7]	419	407
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[7]	276	276
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[7]	164	164
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[7]	7,068	6,004
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[7]	70,843	60,171
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[7]	1,435	1,436
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[7]	396	396
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[7]	148	131
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[7]	21,044	18,553
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[7]	5,143	4,534
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[7]	830	732
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[7]	14,725	13,436
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[7]	139	130
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[7]	902	796
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[7]	682	641
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]	10,409	10,066
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[7]	32,253	30,308
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[7]	2,344	2,067
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[7]	2,031	1,793
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[7]	3,104	3,067
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[7]	29,092	28,750
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]	5,310	5,135
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	2,055	1,593
Uniform Mortgage-Backed Security 2.50% 10/1/2039[7,9]	365	342
Uniform Mortgage-Backed Security 6.00% 9/1/2054[7,9]	— [3]	— [3]
Uniform Mortgage-Backed Security 2.00% 10/1/2054[7,9]	141,474	116,981
Uniform Mortgage-Backed Security 2.50% 10/1/2054[7,9]	227,550	196,449
Uniform Mortgage-Backed Security 3.00% 10/1/2054[7,9]	44,455	39,905
Uniform Mortgage-Backed Security 3.50% 10/1/2054[7,9]	97,548	90,849
Uniform Mortgage-Backed Security 4.00% 10/1/2054[7,9]	15,212	14,610
Uniform Mortgage-Backed Security 4.50% 10/1/2054[7,9]	39,015	38,358
Uniform Mortgage-Backed Security 5.00% 10/1/2054[7,9]	3,271	3,269
Uniform Mortgage-Backed Security 6.50% 10/1/2054[7,9]	57,296	59,075
Uniform Mortgage-Backed Security 2.50% 11/1/2054[7,9]	107,478	92,893
Uniform Mortgage-Backed Security 3.50% 11/1/2054[7,9]	52,360	48,803
Uniform Mortgage-Backed Security 4.00% 11/1/2054[7,9]	51,074	49,095
Uniform Mortgage-Backed Security 4.50% 11/1/2054[7,9]	78,361	77,074
Uniform Mortgage-Backed Security 6.50% 11/1/2054[7,9]	45,227	46,606
		2,560,046
American Funds Insurance Series — Page 101 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 0.64%	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[7]	USD5,368	$5,732
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[7,8]	857	925
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[7]	4,615	4,819
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[7]	2,909	2,599
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[7]	1,000	971
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[7]	2,960	2,582
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[7]	2,112	2,199
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 6.538% 4/15/2029[5,7,8]	6,136	6,140
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.80% 9/15/2034[5,7,8]	5,608	5,597
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[5,7,8]	4,505	4,479
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[5,7,8]	7,968	7,928
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.508% 10/15/2036[5,7,8]	5,968	5,939
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.881% 6/15/2038[5,7,8]	6,609	6,571
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.081% 6/15/2038[5,7,8]	1,193	1,184
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.311% 6/15/2038[5,7,8]	1,078	1,068
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.061% 11/15/2038[5,7,8]	4,932	4,907
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[5,7,8]	6,334	6,276
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[5,7,8]	7,899	7,923
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[5,7,8]	11,410	11,638
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[5,7,8]	1,287	1,290
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 7.437% 7/15/2041[5,7,8]	1,578	1,583
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[5,7,8]	5,162	5,171
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,8]	3,606	3,732
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[7]	4,735	4,704
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[7]	247	245
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,7]	3,677	3,861
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[5,7,8]	1,402	1,402
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.591% 7/15/2038[5,7,8]	1,280	1,279
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.911% 7/15/2038[5,7,8]	1,337	1,336
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,7]	3,795	3,291
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 5/15/2041[5,7,8]	9,264	9,280
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,7,8]	1,355	1,350
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[7]	2,489	2,216
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,7]	1,698	1,565
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,7]	578	498
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,7,8]	100	82
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.62% 10/15/2038[5,7,8]	1,326	1,325
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,7]	13,772	12,770
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.012% 4/15/2038[5,7,8]	3,314	3,301
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[7]	135	134
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 4/15/2048[7]	44	44
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[5,7,8]	4,424	4,411
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,7]	2,194	1,909
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.942% 11/15/2038[5,7,8]	4,601	4,580
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 6.097% 1/15/2039[5,7,8]	USD10,709	$10,624
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.886% 11/15/2027[5,7,8]	6,379	6,411
		177,871
Collateralized mortgage-backed obligations (privately originated) 0.16%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,7,8]	792	708
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[5,7,8]	604	599
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,7]	2,245	2,164
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[7]	124	125
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,7]	1,833	2,153
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,7]	5,783	6,684
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, (30-day Average USD-SOFR + 3.414%) 8.695% 10/25/2027[7,8]	26	26
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[5,7,8]	537	543
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 6.53% 5/25/2044[5,7,8]	4,370	4,378
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,7]	3,947	3,732
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[7]	248	248
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,7,10]	3,429	3,494
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,7,10]	4,969	4,908
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,7]	2,446	2,331
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.711% 10/17/2041[5,7,8]	5,504	5,514
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,7]	2,790	2,687
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,7,10]	2,687	2,727
		43,021
Total mortgage-backed obligations		2,780,938
U.S. Treasury bonds & notes 7.15% U.S. Treasury 7.02%
U.S. Treasury 1.00% 12/15/2024	10,725	10,648
U.S. Treasury 3.875% 4/30/2025	4,250	4,240
U.S. Treasury 4.625% 6/30/2025	160,260	160,836
U.S. Treasury 4.75% 7/31/2025	71,532	71,929
U.S. Treasury 5.00% 10/31/2025	2,418	2,445
U.S. Treasury 4.875% 11/30/2025	12,250	12,386
U.S. Treasury 4.25% 1/31/2026	1,813	1,823
U.S. Treasury 0.50% 2/28/2026	42,515	40,612
U.S. Treasury 4.625% 2/28/2026	2,096	2,120
U.S. Treasury 3.625% 5/15/2026	1,195	1,194
U.S. Treasury 4.625% 6/30/2026	17,210	17,476
U.S. Treasury 0.75% 8/31/2026	52	49
U.S. Treasury 0.875% 9/30/2026	565	535
U.S. Treasury 3.50% 9/30/2026	80,946	80,720
U.S. Treasury 1.125% 10/31/2026	471	448
U.S. Treasury 4.625% 11/15/2026	7,985	8,146
U.S. Treasury 4.125% 2/15/2027	1,404	1,420
U.S. Treasury 1.125% 2/28/2027	762	719
U.S. Treasury 2.375% 5/15/2027	880	854
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.625% 5/31/2027	USD96,250	$93,934
U.S. Treasury 0.50% 6/30/2027	36,300	33,404
U.S. Treasury 3.375% 9/15/2027	20,557	20,453
U.S. Treasury 4.125% 9/30/2027	90,000	91,470
U.S. Treasury 4.00% 2/29/2028	46,200	46,843
U.S. Treasury 3.625% 3/31/2028	10	10
U.S. Treasury 3.50% 4/30/2028	5,600	5,588
U.S. Treasury 1.25% 9/30/2028	3,142	2,872
U.S. Treasury 4.00% 1/31/2029	127,369	129,565
U.S. Treasury 2.875% 4/30/2029	50,000	48,528
U.S. Treasury 4.25% 6/30/2029	28,885	29,738
U.S. Treasury 3.50% 9/30/2029	49,049	48,905
U.S. Treasury 1.50% 2/15/2030	16,651	14,955
U.S. Treasury 4.00% 2/28/2030	1,598	1,629
U.S. Treasury 0.625% 5/15/2030	20,225	17,179
U.S. Treasury 4.00% 7/31/2030	8,160	8,321
U.S. Treasury 4.875% 10/31/2030	50,765	54,188
U.S. Treasury 4.25% 6/30/2031	17,165	17,775
U.S. Treasury 3.625% 9/30/2031	70,466	70,339
U.S. Treasury 2.875% 5/15/2032	50,000	47,283
U.S. Treasury 4.125% 11/15/2032	723	744
U.S. Treasury 3.50% 2/15/2033	29,540	29,030
U.S. Treasury 3.875% 8/15/2033	119,136	120,127
U.S. Treasury 4.375% 5/15/2034	14,313	14,993
U.S. Treasury 3.875% 8/15/2034	66,284	66,755
U.S. Treasury 1.375% 11/15/2040	54,995	37,332
U.S. Treasury 1.75% 8/15/2041	37,854	26,847
U.S. Treasury 2.00% 11/15/2041	1,181	869
U.S. Treasury 4.625% 5/15/2044	14,927	15,825
U.S. Treasury 4.125% 8/15/2044	58,686	58,236
U.S. Treasury 2.50% 2/15/2046	3,755	2,840
U.S. Treasury 3.00% 5/15/2047	9,355	7,657
U.S. Treasury 3.00% 2/15/2048	336	273
U.S. Treasury 1.375% 8/15/2050[11]	12,500	6,889
U.S. Treasury 2.25% 2/15/2052[11]	72,025	49,123
U.S. Treasury 4.00% 11/15/2052	8,369	8,145
U.S. Treasury 3.625% 2/15/2053[11]	125,000	113,672
U.S. Treasury 3.625% 5/15/2053	22,676	20,640
U.S. Treasury 4.25% 2/15/2054	17,191	17,523
U.S. Treasury 4.625% 5/15/2054[11]	90,913	98,626
U.S. Treasury 4.25% 8/15/2054	37,315	38,114
		1,935,839
U.S. Treasury inflation-protected securities 0.13%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[12]	26,559	26,238
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[12]	4,907	4,838
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[12]	4,122	4,043
		35,119
Total U.S. Treasury bonds & notes		1,970,958
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans 6.45% Financials 1.54%	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD5,457	$5,242
AG Issuer, LLC 6.25% 3/1/2028[5]	4,470	4,374
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	1,072	1,100
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,10]	4,250	4,373
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]	2,100	2,012
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	2,295	2,206
Ally Financial, Inc. 8.00% 11/1/2031	3,000	3,379
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[10]	4,810	4,907
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[10]	2,686	2,970
American International Group, Inc. 5.125% 3/27/2033	2,937	3,029
AmWINS Group, Inc. 4.875% 6/30/2029[5]	1,348	1,294
Aretec Group, Inc. 7.50% 4/1/2029[5]	1,250	1,188
Banco Santander, SA 2.746% 5/28/2025	1,200	1,182
Banco Santander, SA 5.147% 8/18/2025	1,400	1,404
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[10]	2,428	2,253
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026)[10]	2,250	2,269
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[10]	2,098	2,158
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[10]	1,000	862
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]	4,535	4,717
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]	6,050	6,365
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[10]	3,477	3,592
Berkshire Hathaway, Inc. 3.125% 3/15/2026	500	494
Block, Inc. 3.50% 6/1/2031	2,325	2,122
Blue Owl Capital Corp. 4.00% 3/30/2025	102	101
Blue Owl Capital Corp. 3.40% 7/15/2026	1,290	1,249
Blue Owl Capital Corp. II 4.625% 11/26/2024[5]	512	511
Blue Owl Capital Corp. III 3.125% 4/13/2027	2,520	2,385
Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,500	2,454
Blue Owl Credit Income Corp. 6.65% 3/15/2031	1,630	1,666
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,10]	3,062	2,940
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,10]	2,829	2,579
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	1,150	1,235
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,10]	271	280
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,10]	8,125	8,512
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,10]	1,450	1,519
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,10]	4,375	4,545
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]	4,609	4,882
Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]	1,815	1,826
Chubb INA Holdings, LLC 3.35% 5/3/2026	880	870
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,223	4,387
Chubb INA Holdings, LLC 4.35% 11/3/2045	400	370
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[10]	8,000	8,072
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]	6,275	6,447
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[10]	3,254	3,029
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]	1,475	1,574
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[10]	4,701	4,877
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[10]	4,250	4,668
CME Group, Inc. 3.75% 6/15/2028	3,425	3,407
Coinbase Global, Inc. 3.375% 10/1/2028[5]	6,514	5,858
Coinbase Global, Inc. 3.625% 10/1/2031[5]	5,766	4,891
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	820	797
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	715	659
Cooperatieve Rabobank UA 4.375% 8/4/2025	4,500	4,477
American Funds Insurance Series — Page 105 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Corebridge Financial, Inc. 3.50% 4/4/2025	USD642	$637
Corebridge Financial, Inc. 3.65% 4/5/2027	914	899
Corebridge Financial, Inc. 3.85% 4/5/2029	621	605
Corebridge Financial, Inc. 3.90% 4/5/2032	351	329
Corebridge Financial, Inc. 4.35% 4/5/2042	203	180
Corebridge Financial, Inc. 4.40% 4/5/2052	489	419
Crédit Agricole SA 4.375% 3/17/2025[5]	850	846
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[10]	6,650	6,340
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[10]	1,109	1,133
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[10]	2,250	2,382
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]	750	808
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[10]	300	280
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,10]	7,750	7,845
Fidelity National Information Services, Inc. 3.10% 3/1/2041	302	233
Fiserv, Inc. 3.50% 7/1/2029	471	455
Fiserv, Inc. 2.65% 6/1/2030	3,605	3,286
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[10]	2,198	2,096
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[10]	4,000	3,845
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[10]	390	382
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[10]	2,323	2,054
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[10]	2,000	1,596
Hightower Holding, LLC 6.75% 4/15/2029[5]	870	835
Hightower Holding, LLC 9.125% 1/31/2030[5]	2,930	3,060
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[10]	625	623
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[10]	937	829
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[10]	873	768
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[10]	770	841
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[10]	5,839	6,207
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[10]	537	607
Intercontinental Exchange, Inc. 5.25% 6/15/2031	2,254	2,368
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,10]	4,600	5,344
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,10]	3,621	4,103
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[10]	2,975	2,845
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[10]	1,066	1,084
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[10]	4,000	4,009
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[10]	3,740	3,806
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[10]	4,250	4,532
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]	4,750	4,987
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]	4,411	4,618
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[10]	1,222	1,173
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[10]	800	765
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[10]	10,155	10,690
Marsh & McLennan Companies, Inc. 4.375% 3/15/2029	1,705	1,724
Marsh & McLennan Companies, Inc. 4.90% 3/15/2049	719	689
Marsh & McLennan Companies, Inc. 2.90% 12/15/2051	920	620
Mastercard, Inc. 4.35% 1/15/2032	8,301	8,344
Mastercard, Inc. 4.85% 3/9/2033	4,258	4,428
Mastercard, Inc. 4.55% 1/15/2035	2,396	2,408
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	1,600	1,661
American Funds Insurance Series — Page 106 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[10]	USD2,450	$2,447
Morgan Stanley 3.125% 7/27/2026	325	319
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[10]	4,458	4,584
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[10]	3,456	3,592
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[10]	7,000	7,195
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]	3,527	3,664
Nasdaq, Inc. 5.35% 6/28/2028	1,926	2,002
Nasdaq, Inc. 5.55% 2/15/2034	4,870	5,140
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]	1,630	1,704
Navient Corp. 6.75% 6/15/2026	300	307
Navient Corp. 5.50% 3/15/2029	11,105	10,782
Navient Corp. 11.50% 3/15/2031	4,860	5,557
New York Life Global Funding 2.35% 7/14/2026[5]	590	573
New York Life Global Funding 4.55% 1/28/2033[5]	1,263	1,269
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]	2,500	2,381
OneMain Finance Corp. 3.875% 9/15/2028	1,106	1,027
OneMain Finance Corp. 5.375% 11/15/2029	1,440	1,385
OneMain Finance Corp. 7.875% 3/15/2030	2,565	2,684
OneMain Finance Corp. 7.125% 11/15/2031	2,520	2,552
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	2,420	2,466
Owl Rock Capital Corp. 3.75% 7/22/2025	2,874	2,841
Oxford Finance, LLC 6.375% 2/1/2027[5]	1,125	1,119
PayPal Holdings, Inc. 2.65% 10/1/2026	662	645
PayPal Holdings, Inc. 2.30% 6/1/2030	616	559
Power Finance Corp., Ltd. 5.25% 8/10/2028	383	390
Power Finance Corp., Ltd. 6.15% 12/6/2028	350	369
Power Finance Corp., Ltd. 4.50% 6/18/2029	554	548
Power Finance Corp., Ltd. 3.95% 4/23/2030	1,213	1,166
Prudential Financial, Inc. 4.35% 2/25/2050	2,205	1,961
Prudential Financial, Inc. 3.70% 3/13/2051	755	598
Rocket Mortgage, LLC 2.875% 10/15/2026[5]	2,110	2,027
Rocket Mortgage, LLC 3.625% 3/1/2029[5]	1,505	1,416
Royal Bank of Canada 1.15% 6/10/2025	4,711	4,604
Ryan Specialty, LLC 5.875% 8/1/2032[5]	335	341
Starwood Property Trust, Inc. 4.375% 1/15/2027[5]	3,580	3,492
Starwood Property Trust, Inc. 7.25% 4/1/2029[5]	765	803
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,10]	1,000	1,017
Toronto-Dominion Bank (The) 0.75% 9/11/2025	5,375	5,203
Toronto-Dominion Bank (The) 1.25% 9/10/2026	2,425	2,302
Toronto-Dominion Bank (The) 1.95% 1/12/2027	2,500	2,397
Travelers Companies, Inc. 4.00% 5/30/2047	860	746
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[10]	1,677	1,839
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[8,13]	4,160	4,237
U.S. Bancorp 2.375% 7/22/2026	4,000	3,894
UBS Group AG 4.125% 9/24/2025[5]	2,750	2,742
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,10]	1,250	1,227
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,10,14]	800	783
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,10]	3,575	3,697
UniCredit SpA 4.625% 4/12/2027[5]	625	625
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[10]	8,000	7,914
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]	7,025	7,255
American Funds Insurance Series — Page 107 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[10]	USD400	$380
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[10]	7,225	7,732
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]	3,750	4,192
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[10]	3,000	2,975
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[10]	3,325	2,902
Westpac Banking Corp. 2.963% 11/16/2040	1,500	1,136
		424,881
Health care 0.79%
AdaptHealth, LLC 6.125% 8/1/2028[5]	645	646
AdaptHealth, LLC 4.625% 8/1/2029[5]	1,990	1,845
AdaptHealth, LLC 5.125% 3/1/2030[5]	1,010	946
Amgen, Inc. 5.25% 3/2/2030	1,244	1,298
Amgen, Inc. 5.25% 3/2/2033	2,500	2,604
Amgen, Inc. 5.60% 3/2/2043	1,500	1,577
Amgen, Inc. 5.65% 3/2/2053	378	398
Amgen, Inc. 4.40% 2/22/2062	1,697	1,453
Amgen, Inc. 5.75% 3/2/2063	258	272
AstraZeneca Finance, LLC 1.75% 5/28/2028	1,871	1,728
AstraZeneca Finance, LLC 4.90% 2/26/2031	1,850	1,925
AstraZeneca Finance, LLC 2.25% 5/28/2031	742	658
AstraZeneca Finance, LLC 5.00% 2/26/2034	5,800	6,059
AstraZeneca PLC 3.375% 11/16/2025	1,140	1,131
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	6,275	6,146
Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	7,450	5,837
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.195% 2/1/2027[8,13]	973	935
Baxter International, Inc. 1.322% 11/29/2024	7,109	7,062
Baxter International, Inc. 1.915% 2/1/2027	4,739	4,488
Baxter International, Inc. 2.272% 12/1/2028	3,180	2,928
Bayer US Finance, LLC 6.125% 11/21/2026[5]	6,047	6,238
Bayer US Finance, LLC 6.25% 1/21/2029[5]	3,451	3,649
Becton, Dickinson and Co. 5.081% 6/7/2029	3,363	3,477
Bristol-Myers Squibb Co. 5.10% 2/22/2031	1,800	1,885
Bristol-Myers Squibb Co. 5.20% 2/22/2034	825	870
Bristol-Myers Squibb Co. 5.65% 2/22/2064	2,550	2,704
Centene Corp. 4.25% 12/15/2027	565	555
Centene Corp. 4.625% 12/15/2029	1,265	1,239
Centene Corp. 2.625% 8/1/2031	7,750	6,652
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]	2,750	2,708
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]	4,325	3,984
CVS Health Corp. 5.00% 1/30/2029	3,831	3,913
CVS Health Corp. 5.40% 6/1/2029	4,144	4,300
CVS Health Corp. 5.55% 6/1/2031	3,039	3,171
CVS Health Corp. 5.70% 6/1/2034	4,053	4,230
DaVita, Inc. 3.75% 2/15/2031[5]	950	858
DaVita, Inc. 6.875% 9/1/2032[5]	810	837
Elevance Health, Inc. 2.375% 1/15/2025	818	812
Elevance Health, Inc. 4.90% 2/8/2026	1,417	1,417
Elevance Health, Inc. 4.75% 2/15/2033	811	821
Elevance Health, Inc. 5.125% 2/15/2053	344	338
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	2,200	2,360
American Funds Insurance Series — Page 108 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[8,13]	USD2,575	$2,576
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	1,699	1,731
Gilead Sciences, Inc. 5.25% 10/15/2033	2,642	2,788
HCA, Inc. 3.375% 3/15/2029	804	768
HCA, Inc. 3.625% 3/15/2032	1,000	925
HCA, Inc. 4.375% 3/15/2042	1,500	1,316
HCA, Inc. 4.625% 3/15/2052	1,450	1,260
Humana, Inc. 5.375% 4/15/2031	3,194	3,309
Humana, Inc. 5.75% 4/15/2054	1,517	1,554
IQVIA, Inc. 6.50% 5/15/2030[5]	1,545	1,613
Jazz Securities DAC 4.375% 1/15/2029[5]	1,975	1,912
Medline Borrower, LP 6.25% 4/1/2029[5]	2,050	2,115
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	2,213	2,232
Molina Healthcare, Inc. 3.875% 11/15/2030[5]	2,899	2,695
Molina Healthcare, Inc. 3.875% 5/15/2032[5]	4,770	4,366
Novant Health, Inc. 3.168% 11/1/2051	3,750	2,713
Novartis Capital Corp. 1.75% 2/14/2025	500	495
Novartis Capital Corp. 2.00% 2/14/2027	636	611
Owens & Minor, Inc. 4.50% 3/31/2029[5]	4,635	4,196
Owens & Minor, Inc. 6.625% 4/1/2030[5]	1,495	1,453
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,15]	3,199	3,179
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[8,13,15]	3,356	3,292
Roche Holdings, Inc. 4.203% 9/9/2029[5]	4,450	4,474
Roche Holdings, Inc. 4.592% 9/9/2034[5]	3,575	3,610
Summa Health 3.511% 11/15/2051	1,655	1,296
Tenet Healthcare Corp. 4.625% 6/15/2028	645	634
Tenet Healthcare Corp. 4.25% 6/1/2029	1,975	1,906
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	15,615	15,021
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	11,995	11,908
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	1,290	960
UnitedHealth Group, Inc. 4.95% 1/15/2032	7,149	7,396
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,150	7,465
UnitedHealth Group, Inc. 5.625% 7/15/2054	7,150	7,676
		216,399
Communication services 0.77%
AT&T, Inc. 3.50% 9/15/2053	5,140	3,779
CCO Holdings, LLC 4.75% 3/1/2030[5]	2,658	2,447
CCO Holdings, LLC 4.50% 8/15/2030[5]	3,500	3,175
CCO Holdings, LLC 4.25% 2/1/2031[5]	8,336	7,356
CCO Holdings, LLC 4.75% 2/1/2032[5]	3,115	2,748
CCO Holdings, LLC 4.50% 5/1/2032	7,189	6,222
CCO Holdings, LLC 4.50% 6/1/2033[5]	2,085	1,772
CCO Holdings, LLC 4.25% 1/15/2034[5]	266	218
Charter Communications Operating, LLC 4.908% 7/23/2025	116	116
Charter Communications Operating, LLC 5.25% 4/1/2053	3,750	3,066
Comcast Corp. 2.35% 1/15/2027	4,000	3,857
Comcast Corp. 4.80% 5/15/2033	2,416	2,465
Comcast Corp. 5.65% 6/1/2054	2,281	2,438
Connect Finco SARL 6.75% 10/1/2026[5]	3,800	3,800
Connect Finco SARL 9.00% 9/15/2029[5]	3,200	3,101
American Funds Insurance Series — Page 109 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.597% 1/18/2028[8,13]	USD2,686	$2,620
DIRECTV Financing, LLC 5.875% 8/15/2027[5]	3,655	3,591
DIRECTV Financing, LLC 8.875% 2/1/2030[5]	925	931
DISH DBS Corp. 5.875% 11/15/2024	7,055	7,020
DISH Network Corp. 11.75% 11/15/2027[5]	5,000	5,252
Embarq Corp. 7.995% 6/1/2036	8,084	3,612
Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]	5,435	5,390
Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]	6,425	6,475
Frontier Communications Holdings, LLC 5.875% 11/1/2029	6,050	6,012
Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]	2,900	2,898
Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]	1,100	1,173
Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]	1,000	1,079
Gray Television, Inc. 7.00% 5/15/2027[5]	3,194	3,142
Gray Television, Inc. 10.50% 7/15/2029[5]	7,305	7,637
Gray Television, Inc. 4.75% 10/15/2030[5]	1,850	1,179
Gray Television, Inc. 5.375% 11/15/2031[5]	7,010	4,389
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]	5,516	5,291
Ligado Networks, LLC 15.50% PIK 11/1/2023[5,15,16]	5,837	1,022
Ligado Networks, LLC, Term Loan, 17.50% 11/1/2023[2,13,15,16]	636	604
Meta Platforms, Inc. 4.75% 8/15/2034	11,250	11,487
Meta Platforms, Inc. 5.40% 8/15/2054	9,000	9,436
Netflix, Inc. 5.875% 11/15/2028	1,203	1,282
Netflix, Inc. 5.375% 11/15/2029[5]	20	21
Nexstar Media, Inc. 4.75% 11/1/2028[5]	3,950	3,777
SBA Tower Trust 1.631% 11/15/2026[5]	8,707	8,157
Scripps Escrow II, Inc. 3.875% 1/15/2029[5]	2,325	1,735
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	4,000	3,777
Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	7,082	6,427
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	8,372	7,301
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	2,438	2,336
Tencent Holdings, Ltd. 2.39% 6/3/2030	566	511
T-Mobile USA, Inc. 1.50% 2/15/2026	500	481
T-Mobile USA, Inc. 2.05% 2/15/2028	325	303
T-Mobile USA, Inc. 4.95% 3/15/2028	1,918	1,962
T-Mobile USA, Inc. 4.80% 7/15/2028	4,000	4,077
Univision Communications, Inc. 6.625% 6/1/2027[5]	6,300	6,325
Univision Communications, Inc. 8.00% 8/15/2028[5]	300	307
Univision Communications, Inc. 4.50% 5/1/2029[5]	5,300	4,739
Univision Communications, Inc. 7.375% 6/30/2030[5]	725	702
Verizon Communications, Inc. 2.55% 3/21/2031	410	366
Verizon Communications, Inc. 2.355% 3/15/2032	2,944	2,537
Verizon Communications, Inc. 5.05% 5/9/2033	1,946	2,009
Verizon Communications, Inc. 2.875% 11/20/2050	671	456
Verizon Communications, Inc. 5.50% 2/23/2054	272	285
Verizon Communications, Inc. 2.987% 10/30/2056	1,343	882
VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]	4,525	4,010
Vodafone Group PLC 4.25% 9/17/2050	4,350	3,632
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,807	3,781
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,018	985
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	1,435	1,360
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,500	1,158
		212,481
American Funds Insurance Series — Page 110 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.62%	Principal amount (000)	Value (000)
Antero Midstream Partners, LP 5.375% 6/15/2029[5]	USD2,390	$2,367
Antero Midstream Partners, LP 6.625% 2/1/2032[5]	175	181
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[5]	2,000	2,003
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	1,270	1,256
Baytex Energy Corp. 8.50% 4/30/2030[5]	225	233
Blue Racer Midstream, LLC 7.25% 7/15/2032[5]	300	315
Borr IHC, Ltd. 10.00% 11/15/2028[5]	3,341	3,474
Borr IHC, Ltd. 10.375% 11/15/2030[5]	1,366	1,445
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	961	941
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	1,559	1,434
Chesapeake Energy Corp. 5.875% 2/1/2029[5]	2,240	2,253
Chesapeake Energy Corp. 4.875% 4/15/2032[16]	7,225	149
CITGO Petroleum Corp. 8.375% 1/15/2029[5]	2,075	2,161
Civitas Resources, Inc. 5.00% 10/15/2026[5]	480	475
Civitas Resources, Inc. 8.375% 7/1/2028[5]	2,780	2,893
Civitas Resources, Inc. 8.625% 11/1/2030[5]	525	557
Civitas Resources, Inc. 8.75% 7/1/2031[5]	735	779
CNX Midstream Partners, LP 4.75% 4/15/2030[5]	1,055	987
CNX Resources Corp. 6.00% 1/15/2029[5]	2,675	2,692
CNX Resources Corp. 7.375% 1/15/2031[5]	553	578
CNX Resources Corp. 7.25% 3/1/2032[5]	840	883
Comstock Resources, Inc. 5.875% 1/15/2030[5]	450	421
ConocoPhillips Co. 5.30% 5/15/2053	481	486
Constellation Oil Services Holding SA 13.50% 6/30/2025[2,5]	639	639
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[15]	446	407
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	495	496
Crescent Energy Finance, LLC 7.375% 1/15/2033[5]	1,560	1,537
Diamond Foreign Asset Co. 8.50% 10/1/2030[5]	575	601
Diamondback Energy, Inc. 6.25% 3/15/2053	500	536
Diamondback Energy, Inc. 5.75% 4/18/2054	2,149	2,167
Diamondback Energy, Inc. 5.90% 4/18/2064	2,160	2,179
Enbridge, Inc. 2.50% 1/15/2025	300	298
Enbridge, Inc. 3.70% 7/15/2027	62	61
Enbridge, Inc. 6.70% 11/15/2053	3,732	4,324
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	395	416
Energy Transfer, LP 4.75% 1/15/2026	2,494	2,498
Energy Transfer, LP 6.05% 9/1/2054	1,182	1,225
Eni SpA 5.95% 5/15/2054[5]	831	856
Enterprise Products Operating, LLC 5.05% 1/10/2026	3,519	3,560
Enterprise Products Operating, LLC 4.90% 5/15/2046	500	478
EQM Midstream Partners, LP 7.50% 6/1/2030[5]	642	706
EQM Midstream Partners, LP 4.75% 1/15/2031[5]	1,635	1,584
Equinor ASA 3.25% 11/10/2024	2,850	2,844
Equinor ASA 4.25% 11/23/2041	2,000	1,841
Exxon Mobil Corp. 2.44% 8/16/2029	213	199
Genesis Energy, LP 8.00% 1/15/2027	4,612	4,718
Genesis Energy, LP 7.75% 2/1/2028	375	380
Genesis Energy, LP 8.25% 1/15/2029	720	746
Genesis Energy, LP 8.875% 4/15/2030	934	983
Genesis Energy, LP 7.875% 5/15/2032	1,195	1,218
Global Partners, LP 8.25% 1/15/2032[5]	310	322
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042	2,235	2,407
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	1,135	1,176
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	3,880	4,112
American Funds Insurance Series — Page 111 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]	USD4,750	$4,924
Halliburton Co. 3.80% 11/15/2025	6	6
Harvest Midstream I, LP 7.50% 9/1/2028[5]	850	871
Harvest Midstream I, LP 7.50% 5/15/2032[5]	390	411
Hess Midstream Operations, LP 5.125% 6/15/2028[5]	1,655	1,639
Hess Midstream Operations, LP 4.25% 2/15/2030[5]	960	917
Hess Midstream Operations, LP 5.50% 10/15/2030[5]	400	399
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	620	605
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	1,100	1,072
Hilcorp Energy I, LP 8.375% 11/1/2033[5]	925	998
Kinder Morgan, Inc. 5.00% 2/1/2029	9	9
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	220	228
Marathon Oil Corp. 4.40% 7/15/2027	1,005	1,006
Matador Resources Co. 6.50% 4/15/2032[5]	1,325	1,324
MPLX, LP 4.125% 3/1/2027	500	497
MPLX, LP 2.65% 8/15/2030	4,273	3,847
MPLX, LP 4.50% 4/15/2038	750	694
MPLX, LP 4.70% 4/15/2048	1,101	961
Nabors Industries, Inc. 9.125% 1/31/2030[5]	1,745	1,801
New Fortress Energy, Inc. 6.75% 9/15/2025[5]	1,442	1,383
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	11,025	9,274
New Fortress Energy, Inc. 8.75% 3/15/2029[5]	1,115	840
Noble Finance II, LLC 8.00% 4/15/2030[5]	755	780
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]	605	631
ONEOK, Inc. 6.625% 9/1/2053	2,250	2,498
Parkland Corp. 4.625% 5/1/2030[5]	1,035	977
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	905	1,011
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	1,020	1,062
Permian Resources Operating, LLC 6.25% 2/1/2033[5]	800	814
Petroleos Mexicanos 6.875% 10/16/2025	3,755	3,761
Plains All American Pipeline, LP 3.80% 9/15/2030	113	108
Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]	2,689	2,574
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	5,250	5,326
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]	1,861	1,867
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[5]	3,119	3,150
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	2,347	2,377
Southwestern Energy Co. 5.375% 3/15/2030	1,945	1,940
Southwestern Energy Co. 4.75% 2/1/2032	960	919
Sunoco, LP 7.00% 9/15/2028[5]	1,675	1,737
Sunoco, LP 4.50% 5/15/2029	1,050	1,010
Sunoco, LP 4.50% 4/30/2030	1,255	1,203
Talos Production, Inc. 9.375% 2/1/2031[5]	170	175
Targa Resources Corp. 5.50% 2/15/2035	4,578	4,717
TotalEnergies Capital International SA 5.15% 4/5/2034	3,003	3,125
TransCanada Pipelines, Ltd. 4.25% 5/15/2028	1,090	1,087
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	598	589
Valero Energy Corp. 4.00% 4/1/2029	4,000	3,956
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	1,030	974
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	840	782
Venture Global LNG, Inc. 8.375% 6/1/2031[5]	3,905	4,126
Weatherford International, Ltd. 8.625% 4/30/2030[5]	7,825	8,160
American Funds Insurance Series — Page 112 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Companies, Inc. 3.50% 11/15/2030	USD1,094	$1,035
Williams Companies, Inc. 5.15% 3/15/2034	470	475
		171,129
Consumer discretionary 0.56%
Advance Auto Parts, Inc. 3.90% 4/15/2030	813	728
Advance Auto Parts, Inc. 3.50% 3/15/2032	458	383
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	501	438
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	766	755
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	200	185
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	1,200	1,265
American Honda Finance Corp. 3.50% 2/15/2028	750	734
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]	2,115	2,019
Carnival Corp. 5.75% 3/1/2027[5]	1,850	1,875
Carnival Corp. 4.00% 8/1/2028[5]	4,675	4,518
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]	604	617
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	1,350	1,249
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]	3,661	3,758
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]	1,070	1,105
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]	3,580	3,421
Ford Motor Co. 5.291% 12/8/2046	2,256	2,047
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,111	2,230
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,135	6,238
Ford Motor Credit Co., LLC 7.20% 6/10/2030	3,750	4,042
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,915	1,771
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,425	1,541
Gap, Inc. 3.625% 10/1/2029[5]	486	440
Gap, Inc. 3.875% 10/1/2031[5]	323	283
General Motors Financial Co., Inc. 4.90% 10/6/2029	8,042	8,054
General Motors Financial Co., Inc. 5.45% 9/6/2034	8,066	8,045
Group 1 Automotive, Inc. 6.375% 1/15/2030[5]	1,385	1,410
Hanesbrands, Inc. 4.875% 5/15/2026[5]	2,700	2,679
Hanesbrands, Inc. 9.00% 2/15/2031[5]	1,625	1,756
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	1,885	1,764
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]	3,580	3,404
Home Depot, Inc. 1.50% 9/15/2028	3,000	2,737
Home Depot, Inc. 3.90% 12/6/2028	825	823
Home Depot, Inc. 2.95% 6/15/2029	1,174	1,121
Home Depot, Inc. 1.875% 9/15/2031	3,000	2,584
Home Depot, Inc. 4.25% 4/1/2046	2,000	1,820
Home Depot, Inc. 4.50% 12/6/2048	428	401
Hyundai Capital America 1.50% 6/15/2026[5]	850	809
Hyundai Capital America 5.45% 6/24/2026[5]	4,358	4,433
Hyundai Capital America 5.275% 6/24/2027[5]	10,500	10,739
Hyundai Capital America 2.375% 10/15/2027[5]	2,579	2,432
Hyundai Capital America 2.10% 9/15/2028[5]	3,075	2,806
Hyundai Capital America 5.40% 1/8/2031[5]	1,106	1,144
International Game Technology PLC 5.25% 1/15/2029[5]	2,445	2,437
KB Home 7.25% 7/15/2030	1,295	1,353
Kontoor Brands, Inc. 4.125% 11/15/2029[5]	910	860
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	590	567
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	1,350	1,435
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	775	781
Lithia Motors, Inc. 3.875% 6/1/2029[5]	2,900	2,709
American Funds Insurance Series — Page 113 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Lithia Motors, Inc. 4.375% 1/15/2031[5]	USD1,025	$955
Marriott International, Inc. 4.90% 4/15/2029	1,207	1,232
Marriott International, Inc. 2.75% 10/15/2033	2,500	2,137
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	620	584
McDonald’s Corp. 4.60% 9/9/2032	716	729
McDonald’s Corp. 4.95% 8/14/2033	559	581
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]	1,710	1,655
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]	1,500	1,519
NCL Corp., Ltd. 5.875% 2/15/2027[5]	2,450	2,460
Newell Brands Inc. 6.625% 9/15/2029	1,850	1,876
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,15]	1,316	1,272
Penske Automotive Group, Inc. 3.75% 6/15/2029	1,375	1,284
RHP Hotel Properties, LP 4.50% 2/15/2029[5]	1,300	1,259
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	1,795	1,812
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	2,025	2,077
Sally Holdings, LLC 6.75% 3/1/2032	350	360
Sands China, Ltd. 2.30% 3/8/2027	2,075	1,944
Sonic Automotive, Inc. 4.625% 11/15/2029[5]	3,355	3,153
Sonic Automotive, Inc. 4.875% 11/15/2031[5]	2,215	2,046
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	2,200	2,064
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,500	2,565
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	927	791
Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	635	681
Tempur Sealy International, Inc. 4.00% 4/15/2029[5]	850	794
Toyota Motor Credit Corp. 0.80% 1/9/2026	429	412
Toyota Motor Credit Corp. 1.90% 1/13/2027	2,500	2,389
Travel + Leisure Co. 4.50% 12/1/2029[5]	2,100	1,992
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]	3,845	3,840
		155,208
Real estate 0.48%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026	315	313
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	1,220	1,204
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	1,940	1,782
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	1,320	1,232
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,095	3,292
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049	410	375
American Tower Corp. 1.45% 9/15/2026	2,369	2,244
American Tower Corp. 3.55% 7/15/2027	1,425	1,396
American Tower Corp. 3.60% 1/15/2028	1,000	976
American Tower Corp. 1.50% 1/31/2028	2,500	2,279
American Tower Corp. 2.30% 9/15/2031	1,500	1,291
American Tower Corp. 2.95% 1/15/2051	2,000	1,358
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	3,040	2,539
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]	1,975	1,837
Boston Properties, LP 6.50% 1/15/2034	2,223	2,421
Boston Properties, LP 5.75% 1/15/2035	5,593	5,707
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,235	3,396
Essex Portfolio, LP 3.50% 4/1/2025	6,825	6,778
Extra Space Storage, LP 2.35% 3/15/2032	1,385	1,170
Host Hotels & Resorts, LP 4.50% 2/1/2026	355	354
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,705	1,681
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,855	2,666
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,900	3,578
American Funds Insurance Series — Page 114 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	USD2,401	$2,019
Iron Mountain, Inc. 5.25% 7/15/2030[5]	3,785	3,740
Iron Mountain, Inc. 4.50% 2/15/2031[5]	2,650	2,516
Kennedy-Wilson, Inc. 4.75% 3/1/2029	4,045	3,748
Kennedy-Wilson, Inc. 4.75% 2/1/2030	4,300	3,903
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,260	2,031
Kilroy Realty, LP 6.25% 1/15/2036	1,468	1,504
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]	3,842	3,758
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]	2,295	2,243
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	355	377
MPT Operating Partnership, LP 5.25% 8/1/2026	130	124
MPT Operating Partnership, LP 5.00% 10/15/2027	9,082	8,156
MPT Operating Partnership, LP 4.625% 8/1/2029	130	105
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	2,280	2,214
Prologis, LP 4.875% 6/15/2028	2,357	2,420
Prologis, LP 4.75% 6/15/2033	4,359	4,421
Prologis, LP 5.125% 1/15/2034	2,000	2,069
Prologis, LP 5.00% 3/15/2034	4,095	4,202
Prologis, LP 5.00% 1/31/2035	3,111	3,187
Prologis, LP 5.25% 6/15/2053	1,365	1,385
Prologis, LP 5.25% 3/15/2054	615	625
Public Storage Operating Co. 1.85% 5/1/2028	2,490	2,307
Public Storage Operating Co. 1.95% 11/9/2028	2,027	1,866
Public Storage Operating Co. 2.30% 5/1/2031	719	639
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	1,240	1,142
Scentre Group Trust 1 3.50% 2/12/2025[5]	3,075	3,056
Scentre Group Trust 1 3.25% 10/28/2025[5]	1,000	986
Scentre Group Trust 1 3.75% 3/23/2027[5]	2,430	2,391
Service Properties Trust 5.25% 2/15/2026	510	502
Service Properties Trust 4.75% 10/1/2026	1,635	1,573
Service Properties Trust 4.95% 2/15/2027	1,540	1,459
Service Properties Trust 5.50% 12/15/2027	655	624
Service Properties Trust 3.95% 1/15/2028	1,615	1,398
Service Properties Trust 8.375% 6/15/2029	3,028	3,028
Service Properties Trust 4.95% 10/1/2029	2,270	1,805
Service Properties Trust 8.625% 11/15/2031[5]	775	843
Service Properties Trust 8.875% 6/15/2032	2,078	1,987
Sun Communities Operating, LP 2.30% 11/1/2028	1,845	1,684
Sun Communities Operating, LP 2.70% 7/15/2031	876	766
UDR, Inc. 2.95% 9/1/2026	760	738
		133,410
Information technology 0.44%
Adobe, Inc. 1.90% 2/1/2025	366	362
Analog Devices, Inc. 5.05% 4/1/2034	1,281	1,342
Analog Devices, Inc. 5.30% 4/1/2054	1,762	1,846
Broadcom, Inc. 3.469% 4/15/2034[5]	193	174
Cisco Systems, Inc. 4.95% 2/26/2031	3,015	3,152
Cisco Systems, Inc. 5.05% 2/26/2034	112	118
Cisco Systems, Inc. 5.30% 2/26/2054	1,784	1,894
Cisco Systems, Inc. 5.35% 2/26/2064	1,812	1,926
Cloud Software Group, Inc. 6.50% 3/31/2029[5]	2,000	1,992
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	3,750	3,819
Cloud Software Group, Inc. 8.25% 6/30/2032[5]	2,975	3,112
American Funds Insurance Series — Page 115 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[8,13]	USD5,162	$5,146
CommScope Technologies, LLC 6.00% 6/15/2025[5]	4,750	4,601
CommScope Technologies, LLC 5.00% 3/15/2027[5]	4,553	3,815
CommScope, LLC 6.00% 3/1/2026[5]	5,865	5,711
CommScope, LLC 8.25% 3/1/2027[5]	967	872
CommScope, LLC 7.125% 7/1/2028[5]	908	754
CommScope, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[8,13]	4,645	4,516
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[5,8,13]	22,116	22,493
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,8,13]	2,634	2,644
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,8,13]	127	128
Hughes Satellite Systems Corp. 5.25% 8/1/2026	12,971	12,079
Hughes Satellite Systems Corp. 6.625% 8/1/2026	8,528	7,430
Intuit, Inc. 0.95% 7/15/2025	1,530	1,488
Intuit, Inc. 1.35% 7/15/2027	1,395	1,302
ION Trading Technologies SARL 9.50% 5/30/2029[5]	560	574
Microchip Technology, Inc. 5.05% 3/15/2029	3,000	3,082
Microsoft Corp. 2.921% 3/17/2052	4,814	3,538
NCR Atleos Corp. 9.50% 4/1/2029[5]	4,144	4,565
NCR Voyix Corp. 5.125% 4/15/2029[5]	481	471
Synaptics, Inc. 4.00% 6/15/2029[5]	875	830
Texas Instruments, Inc. 4.60% 2/8/2029	2,480	2,545
Texas Instruments, Inc. 4.85% 2/8/2034	1,343	1,397
Unisys Corp. 6.875% 11/1/2027[5]	725	700
Viasat, Inc. 5.625% 9/15/2025[5]	150	148
Viasat, Inc. 5.625% 4/15/2027[5]	5,243	4,952
Viasat, Inc. 6.50% 7/15/2028[5]	1,275	1,002
Viasat, Inc. 7.50% 5/30/2031[5]	6,147	4,240
Viavi Solutions, Inc. 3.75% 10/1/2029[5]	725	659
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,4,10]	1,005	941
		122,360
Industrials 0.41%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]	586	585
Allison Transmission, Inc. 3.75% 1/30/2031[5]	3,445	3,135
Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]	1,025	1,015
Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]	35	33
Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]	2,450	2,292
Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]	1,075	1,101
Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]	1,665	1,704
BAE Systems PLC 5.125% 3/26/2029[5]	3,403	3,503
BAE Systems PLC 5.25% 3/26/2031[5]	2,663	2,769
BAE Systems PLC 5.30% 3/26/2034[5]	2,772	2,884
BAE Systems PLC 5.50% 3/26/2054[5]	599	628
Boeing Co. 4.875% 5/1/2025	946	943
Boeing Co. 3.10% 5/1/2026	251	243
Boeing Co. 3.25% 2/1/2028	2,000	1,896
Boeing Co. 5.15% 5/1/2030	945	948
Boeing Co. 3.625% 2/1/2031	178	163
Boeing Co. 6.388% 5/1/2031[5]	227	241
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Boeing Co. 3.60% 5/1/2034	USD2,500	$2,132
Boeing Co. 6.528% 5/1/2034[5]	4,274	4,589
Boeing Co. 5.805% 5/1/2050	3,380	3,268
Boeing Co. 6.858% 5/1/2054[5]	520	571
Bombardier, Inc. 7.875% 4/15/2027[5]	1,021	1,025
Brink’s Co. (The) 4.625% 10/15/2027[5]	2,385	2,351
Brink’s Co. (The) 6.50% 6/15/2029[5]	485	503
Brink’s Co. (The) 6.75% 6/15/2032[5]	410	428
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,385	1,318
Canadian Pacific Railway Co. 3.10% 12/2/2051	829	593
Carrier Global Corp. 6.20% 3/15/2054	163	188
Chart Industries, Inc. 7.50% 1/1/2030[5]	1,347	1,421
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	590	567
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	520	501
CoreLogic, Inc. 4.50% 5/1/2028[5]	6,075	5,739
CSX Corp. 4.25% 3/15/2029	1,062	1,071
Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[5]	1,300	1,296
Herc Holdings, Inc. 6.625% 6/15/2029[5]	660	684
Icahn Enterprises, LP 5.25% 5/15/2027	1,185	1,136
Icahn Enterprises, LP 4.375% 2/1/2029	1,525	1,334
L3Harris Technologies, Inc. 5.40% 7/31/2033	4,530	4,734
L3Harris Technologies, Inc. 5.60% 7/31/2053	1,498	1,579
Lockheed Martin Corp. 5.10% 11/15/2027	951	985
Lockheed Martin Corp. 4.45% 5/15/2028	2,906	2,954
Lockheed Martin Corp. 4.75% 2/15/2034	4,337	4,451
Lockheed Martin Corp. 5.70% 11/15/2054	1,849	2,064
Masco Corp. 1.50% 2/15/2028	774	705
Masco Corp. 2.00% 2/15/2031	497	430
Masco Corp. 3.125% 2/15/2051	230	160
Norfolk Southern Corp. 4.45% 3/1/2033	654	653
Norfolk Southern Corp. 3.05% 5/15/2050	2,746	1,937
Norfolk Southern Corp. 5.35% 8/1/2054	4,136	4,255
Northrop Grumman Corp. 2.93% 1/15/2025	1,820	1,809
Northrop Grumman Corp. 3.25% 1/15/2028	3,495	3,397
Otis Worldwide Corp. 2.293% 4/5/2027	2,135	2,042
Reworld Holding Corp. 4.875% 12/1/2029[5]	1,035	975
RTX Corp. 5.15% 2/27/2033	2,669	2,776
RTX Corp. 5.375% 2/27/2053	3,950	4,063
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]	2,382	2,587
TransDigm, Inc. 5.50% 11/15/2027	2,200	2,194
TransDigm, Inc. 6.625% 3/1/2032[5]	2,925	3,050
Triumph Group, Inc. 9.00% 3/15/2028[5]	2,581	2,705
Union Pacific Corp. 2.40% 2/5/2030	2,414	2,216
Union Pacific Corp. 2.95% 3/10/2052	1,000	704
Union Pacific Corp. 3.839% 3/20/2060	546	437
Union Pacific Corp. 3.799% 4/6/2071	545	420
United Rentals (North America), Inc. 3.875% 2/15/2031	2,785	2,593
United Rentals (North America), Inc. 3.75% 1/15/2032	215	196
XPO, Inc. 7.125% 6/1/2031[5]	800	838
		112,707
American Funds Insurance Series — Page 117 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials 0.35%	Principal amount (000)	Value (000)
ATI, Inc. 4.875% 10/1/2029	USD710	$687
ATI, Inc. 5.125% 10/1/2031	1,110	1,079
Avient Corp. 7.125% 8/1/2030[5]	855	892
Avient Corp. 6.25% 11/1/2031[5]	170	174
Ball Corp. 3.125% 9/15/2031	3,520	3,130
Canpack Spolka Akcyjna 3.875% 11/15/2029[5]	935	876
Celanese US Holdings, LLC 6.165% 7/15/2027	3,500	3,628
Celanese US Holdings, LLC 6.55% 11/15/2030	2,791	3,010
Celanese US Holdings, LLC 6.70% 11/15/2033	1,806	1,977
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	5,425	5,442
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]	3,625	3,426
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]	2,275	2,316
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	775	721
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]	2,695	2,728
Consolidated Energy Finance SA 12.00% 2/15/2031[5]	1,630	1,642
CVR Partners, LP 6.125% 6/15/2028[5]	925	906
Dow Chemical Co. (The) 4.80% 5/15/2049	485	444
Dow Chemical Co. (The) 3.60% 11/15/2050	1,180	890
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	13,045	12,910
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	5,370	5,699
FXI Holdings, Inc. 12.25% 11/15/2026[5]	4,517	4,507
FXI Holdings, Inc. 12.25% 11/15/2026[5]	2,181	2,181
INEOS Finance PLC 6.75% 5/15/2028[5]	1,985	2,007
INEOS Finance PLC 7.50% 4/15/2029[5]	805	842
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]	5,400	5,004
Kaiser Aluminum Corp. 4.625% 3/1/2028[5]	2,495	2,415
Linde, Inc. 1.10% 8/10/2030	2,938	2,502
LSB Industries, Inc. 6.25% 10/15/2028[5]	1,560	1,525
Methanex Corp. 5.125% 10/15/2027	6,305	6,244
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	945	1,007
Mineral Resources, Ltd. 8.50% 5/1/2030[5]	1,525	1,590
Mosaic Co. 4.05% 11/15/2027	1,050	1,040
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	1,875	1,745
NOVA Chemicals Corp. 9.00% 2/15/2030[5]	775	840
Novelis Corp. 3.875% 8/15/2031[5]	1,115	1,020
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	3,485	3,363
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]	1,230	1,184
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.339% Cash 1/16/2026[8,13,15]	721	728
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[8,13,15]	1,192	1,191
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	2,212	2,299
Westlake Corp. 4.375% 11/15/2047	500	432
		96,243
Consumer staples 0.26%
7-Eleven, Inc. 0.95% 2/10/2026[5]	825	788
7-Eleven, Inc. 1.30% 2/10/2028[5]	2,500	2,258
Anheuser-Busch InBev Worldwide, Inc. 4.35% 6/1/2040	2,500	2,362
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	290	276
BAT Capital Corp. 6.343% 8/2/2030	1,191	1,290
BAT Capital Corp. 6.421% 8/2/2033	1,290	1,417
BAT Capital Corp. 7.079% 8/2/2043	2,075	2,379
BAT Capital Corp. 4.54% 8/15/2047	627	530
American Funds Insurance Series — Page 118 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Campbell Soup Co. 4.75% 3/23/2035	USD2,264	$2,256
Central Garden & Pet Co. 4.125% 4/30/2031[5]	1,595	1,463
Coca-Cola Co. 1.00% 3/15/2028	940	859
Coca-Cola Co. 4.65% 8/14/2034	1,806	1,850
Conagra Brands, Inc. 1.375% 11/1/2027	4,615	4,226
Constellation Brands, Inc. 3.60% 2/15/2028	625	611
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,286
Coty, Inc. 4.75% 1/15/2029[5]	1,680	1,645
J. M. Smucker Co. (The) 5.90% 11/15/2028	2,662	2,836
J. M. Smucker Co. (The) 6.20% 11/15/2033	1,734	1,919
J. M. Smucker Co. (The) 6.50% 11/15/2043	256	289
J. M. Smucker Co. (The) 6.50% 11/15/2053	899	1,042
Kroger Co. 5.00% 9/15/2034	4,462	4,501
Kroger Co. 5.50% 9/15/2054	1,983	1,997
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	2,210	2,075
Philip Morris International, Inc. 3.25% 11/10/2024	2,000	1,995
Philip Morris International, Inc. 5.125% 11/17/2027	3,073	3,165
Philip Morris International, Inc. 4.875% 2/15/2028	6,000	6,135
Philip Morris International, Inc. 5.625% 11/17/2029	1,482	1,574
Philip Morris International, Inc. 5.125% 2/15/2030	4,166	4,323
Philip Morris International, Inc. 5.125% 2/13/2031	2,275	2,365
Philip Morris International, Inc. 5.25% 2/13/2034	3,109	3,230
Post Holdings, Inc. 4.625% 4/15/2030[5]	2,886	2,764
Post Holdings, Inc. 6.25% 2/15/2032[5]	279	288
Prestige Brands, Inc. 3.75% 4/1/2031[5]	1,115	1,022
Reynolds American, Inc. 5.85% 8/15/2045	2,030	2,032
Simmons Foods, Inc. 4.625% 3/1/2029[5]	560	532
United Natural Foods, Inc. 6.75% 10/15/2028[5]	500	477
		70,057
Utilities 0.23%
Calpine Corp. 3.75% 3/1/2031[5]	1,975	1,832
Commonwealth Edison Co. 4.35% 11/15/2045	1,085	982
Commonwealth Edison Co. 3.85% 3/15/2052	2,600	2,118
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	2,050	2,109
Duke Energy Indiana, LLC 3.25% 10/1/2049	850	622
Duke Energy Progress, LLC 3.70% 10/15/2046	457	368
Duke Energy Progress, LLC 2.50% 8/15/2050	202	128
Duke Energy Progress, LLC 2.90% 8/15/2051	91	62
Electricité de France SA 6.25% 5/23/2033[5]	1,075	1,173
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,10]	1,475	1,683
Emera US Finance, LP 3.55% 6/15/2026	320	314
Entergy Louisiana, LLC 5.15% 9/15/2034	4,400	4,536
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]	675	639
MidAmerican Energy Co. 5.85% 9/15/2054	875	975
NextEra Energy Capital Holdings, Inc. 6.051% 3/1/2025	650	653
Pacific Gas and Electric Co. 2.10% 8/1/2027	125	117
Pacific Gas and Electric Co. 2.50% 2/1/2031	2,941	2,578
Pacific Gas and Electric Co. 6.95% 3/15/2034	2,425	2,758
Pacific Gas and Electric Co. 3.30% 8/1/2040	100	78
Pacific Gas and Electric Co. 4.95% 7/1/2050	2,150	1,956
Pacific Gas and Electric Co. 3.50% 8/1/2050	1,250	906
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,725	1,789
American Funds Insurance Series — Page 119 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.30% 2/15/2031	USD1,404	$1,462
PacifiCorp 5.45% 2/15/2034	2,546	2,647
PacifiCorp 5.35% 12/1/2053	3,347	3,315
PacifiCorp 5.80% 1/15/2055	2,075	2,179
PG&E Corp. 5.00% 7/1/2028	3,750	3,720
PG&E Corp. 5.25% 7/1/2030	3,400	3,380
Public Service Electric and Gas Co. 3.60% 12/1/2047	548	440
Public Service Electric and Gas Co. 3.15% 1/1/2050	2,451	1,818
Southern California Edison Co. 2.85% 8/1/2029	4,450	4,180
Southern California Edison Co. 5.45% 6/1/2031	2,500	2,646
Southern California Edison Co. 5.20% 6/1/2034	2,522	2,616
Southern California Edison Co. 5.75% 4/1/2035	675	724
Southern California Edison Co. 5.35% 7/15/2035	3,000	3,132
Southern California Edison Co. 3.65% 2/1/2050	261	203
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,248
Xcel Energy, Inc. 2.60% 12/1/2029	1,131	1,040
		64,126
Total corporate bonds, notes & loans		1,779,001
Asset-backed obligations 2.53%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,7]	91	90
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,7]	10,457	10,467
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,7]	2,962	3,002
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	2,022	2,029
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,7]	2,551	2,562
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,7]	1,482	1,502
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,7]	3,718	3,793
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75% 8/16/2027[7]	20,267	20,164
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[7]	920	921
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,7]	20,244	19,629
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,7]	138	135
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,7]	11,617	11,024
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,7]	32,377	33,285
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	5,535	5,782
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 6.502% 2/20/2036[5,7,8]	7,810	7,820
Bank of America Credit Card Trust, Series 2022-A2, Class A2, 5.00% 4/17/2028[7]	6,633	6,686
Bank of America Credit Card Trust, Series 2024-A1, Class A, 4.93% 5/15/2029[7]	10,137	10,381
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,7]	241	234
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,7]	2,756	2,815
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[7]	2,115	2,120
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[7]	2,440	2,461
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[7]	4,737	4,769
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[7]	9,601	9,759
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[7]	1,259	1,270
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,7]	4,344	3,913
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,7]	272	254
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 6.495% 7/27/2030[5,7,8]	600	600
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,7]	5,140	4,976
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,7]	1,714	1,555
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,7]	6,034	5,672
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,7]	4,876	4,904
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,7]	5,296	5,333
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,7]	5,646	5,689
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,7]	USD5,924	$6,026
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,7]	4,751	4,860
Chase Issuance Trust, Series 2024-A1, Class A, 4.60% 1/16/2029[7]	10,475	10,616
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[7]	3,278	3,362
Citibank Credit Card Issuance Trust, Series 2023-A1, Class A1, 5.23% 12/8/2027[7]	4,553	4,603
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,7]	1,111	1,030
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,7]	4,170	3,862
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,7]	887	825
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,7]	1,228	1,121
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[7]	4,015	4,051
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,7]	1,991	2,003
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,7]	1,958	2,004
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[7]	4,510	4,527
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[7]	3,457	3,523
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56% 7/15/2027[7]	2,978	2,957
DriveTime Auto Owner Trust, Series 2022-3, Class A, 6.05% 10/15/2026[5,7]	5	5
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,7]	750	751
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD CME Term SOFR + 1.242%) 6.543% 4/15/2028[5,7,8]	1,128	1,129
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,7]	259	238
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,7]	960	971
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,7]	3,956	3,999
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,7]	1,381	1,374
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,7]	1,545	1,542
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,7]	2,857	2,882
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[7]	4,430	4,552
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,7]	5,577	5,399
Flagship Credit Auto Trust, Series 2022-4, Class A2, 6.15% 9/15/2026[5,7]	225	225
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,7]	9,605	9,557
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,7]	8,861	8,769
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,7]	6,693	6,933
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,7,8]	15,000	15,338
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,7]	516	483
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,7]	207	193
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,7]	1,802	1,750
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,7]	7,601	7,211
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,7]	9,569	9,014
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,7]	3,142	2,896
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,7]	4,673	4,336
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,7]	370	338
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[7]	1,774	1,788
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,7]	9,657	10,204
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,7]	7,553	7,630
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[7]	2,372	2,403
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,7]	5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,7]	8,089	7,967
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,7]	8,390	8,317
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,7]	4,900	4,625
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,7]	4,960	4,859
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,7]	5,141	5,398
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[5,7]	4,226	4,201
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[5,7]	317	315
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[5,7]	202	201
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,7]	8,301	7,826
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,7]	685	644
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,7]	USD429	$400
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,7]	3,533	3,608
Honda Auto Receivables Owner Trust, Series 2023-1, Class A2, 5.22% 10/21/2025[7]	174	174
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[7]	3,343	3,353
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[7]	1,141	1,147
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,7]	2,617	2,618
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[7]	3,557	3,619
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[7]	3,229	3,286
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,7]	2,594	2,624
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[5,7,8]	3,884	3,888
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,7]	3,475	3,508
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[5,7]	3,664	3,305
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,7]	4,563	4,090
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,7]	5,476	5,072
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[5,7]	6,749	6,257
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,7]	3,827	3,549
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,7]	6,485	6,059
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,7]	23,051	21,271
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[5,7,8]	1,264	1,265
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 6.644% 7/20/2031[5,7,8]	1,899	1,901
Palmer Square Loan Funding, Ltd., CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 6.363% 10/15/2029[5,7,8]	3,140	3,143
Palmer Square Loan Funding, Ltd., CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.963% 10/15/2029[5,7,8]	5,378	5,373
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,7]	5,912	5,998
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[7]	2,725	2,657
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,7]	949	975
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.797% 9/15/2039[5,7,8]	927	929
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 6.503% 10/15/2030[5,7,8]	2,282	2,283
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[7]	1,795	1,800
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[7]	897	899
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[7]	6,467	6,492
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[7]	738	744
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[7]	5,474	5,570
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[7]	5,062	5,168
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[7]	5,394	5,427
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,7]	2,738	2,745
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,7]	4,498	4,538
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,7]	974	980
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,7]	1,412	1,437
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,7]	3,573	3,624
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.941% 1/15/2053[5,7,8]	4,463	4,416
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,7]	3,005	2,756
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,7]	3,264	3,129
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,7]	3,325	3,215
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,7]	1,317	1,254
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,7]	1,064	1,011
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,7]	5,279	5,290
Subway Funding, LLC, Series 24-3A, Class A2II, 5.566% 7/30/2054[5,7]	6,232	6,261
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,7]	1,846	1,775
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[7]	USD3,169	$3,238
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,7]	1,382	1,294
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,7]	626	585
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,7]	773	707
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,7]	2,231	2,060
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,7]	6,229	6,325
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,7]	8,337	8,162
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,7,8]	7,257	6,932
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[7]	5,253	5,319
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[7]	2,033	2,078
Toyota Lease Owner Trust, Series 2023-A, Class A2, 5.30% 8/20/2025[5,7]	247	247
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,7]	8,442	7,783
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,7]	1,504	1,362
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,7]	1,363	1,396
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[7]	8,460	8,470
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[7]	4,292	4,327
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[7,10]	7,481	7,506
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[7]	10,500	10,806
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,7]	8,981	9,176
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032[5,7]	1,042	1,079
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	189	189
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[5,7]	659	660
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,7]	3,504	3,517
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	794	795
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,7]	2,794	2,836
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,7]	572	577
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[7]	7,845	7,931
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[7]	4,551	4,583
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[7]	4,623	4,693
		698,675
Bonds & notes of governments & government agencies outside the U.S. 0.17%
Chile (Republic of) 4.85% 1/22/2029	4,500	4,605
CPPIB Capital, Inc. 2.75% 11/2/2027[5]	6,600	6,411
European Investment Bank 0.75% 10/26/2026	6,194	5,836
OMERS Finance Trust 3.50% 4/19/2032[5]	4,315	4,137
OMERS Finance Trust 4.00% 4/19/2052[5]	4,315	3,689
Panama (Republic of) 7.50% 3/1/2031	1,970	2,157
Panama (Republic of) 2.252% 9/29/2032	4,805	3,727
Panama (Republic of) 8.00% 3/1/2038	1,495	1,692
Panama (Republic of) 4.50% 1/19/2063	1,035	726
Peru (Republic of) 1.862% 12/1/2032	2,525	2,033
Peru (Republic of) 5.875% 8/8/2054	2,310	2,430
Peru (Republic of) 2.78% 12/1/2060	3,775	2,287
Qatar (State of) 4.00% 3/14/2029[5]	745	747
Qatar (State of) 4.817% 3/14/2049[5]	750	742
United Mexican States 2.659% 5/24/2031	2,703	2,327
United Mexican States 3.50% 2/12/2034	1,790	1,527
United Mexican States 3.771% 5/24/2061	1,528	1,002
		46,075
American Funds Insurance Series — Page 123 of 288

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Bonds, notes & other debt instruments (continued) Municipals 0.11% California 0.02%	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.158% 6/1/2026	USD1,200	$1,157
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 2.332% 6/1/2027	1,660	1,579
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 6/1/2034	495	433
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 6/1/2042	1,170	940
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 6/1/2046	1,975	1,821
		5,930
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027	5,335	4,993
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	5,365	4,769
		9,762
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 10/1/2036	240	212
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 10/1/2043	315	274
		486
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	3,882	3,969
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	5,005	4,596
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	5,795	5,772
Total municipals		30,515
Total bonds, notes & other debt instruments (cost: $7,332,602,000)		7,306,162
Investment funds 5.00%
Capital Group Central Corporate Bond Fund[17]	159,295,314	1,379,497
Total investment funds (cost: $1,491,582,000)		1,379,497
Short-term securities 6.85% Money market investments 6.85%	Shares
Capital Group Central Cash Fund 5.09%[17,18]	18,878,540	1,888,232
American Funds Insurance Series — Page 124 of 288

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Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.00%	Shares	Value (000)
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[18,19]	1,280,301	$1,280
Total short-term securities (cost: $1,889,154,000)		1,889,512
Total investment securities 103.16% (cost: $20,672,145,000)		28,449,407
Other assets less liabilities (3.16)%		(871,323)
Net assets 100.00%		$27,578,084
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	5,693	1/6/2025	USD1,185,523	$3,022
5 Year U.S. Treasury Note Futures	Long	4,471	12/31/2024	491,286	941
10 Year Ultra U.S. Treasury Note Futures	Short	926	12/31/2024	(109,543)	(28)
10 Year U.S. Treasury Note Futures	Short	1,430	12/31/2024	(163,422)	(148)
20 Year U.S. Treasury Bond Futures	Long	661	12/31/2024	82,088	(259)
30 Year Ultra U.S. Treasury Bond Futures	Short	1,162	12/31/2024	(154,655)	892
					$4,420
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.7325%	Annual	SOFR	Annual	5/7/2026	USD284,200	$5,077	$—	$5,077
4.7315%	Annual	SOFR	Annual	5/8/2026	146,300	2,618	—	2,618
4.741%	Annual	SOFR	Annual	5/10/2026	394,133	7,164	—	7,164
						$14,859	$—	$14,859
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[20] (000)	Value at 9/30/2024[21] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD33,772	$760	$759	$1
American Funds Insurance Series — Page 125 of 288

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Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Investment funds 5.00%
Capital Group Central Corporate Bond Fund	$1,406,015	$92,877	$146,359	$(28,062)	$55,026	$1,379,497	$46,732
Short-term securities 6.85%
Money market investments 6.85%
Capital Group Central Cash Fund 5.09%[18]	2,395,658	3,676,051	4,184,117	66	574	1,888,232	86,672
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.09%[18]	1,991		1,991 [22]			—	— [23]
Total short-term securities						1,888,232
Total 11.85%				$(27,996)	$55,600	$3,267,729	$133,404
Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$17,064	.06%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	11,596.04
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[8,13]	9/13/2023	2,587	2,644.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[8,13]	9/13/2023-9/13/2024	127	128	.00 [24]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,10]	6/23/2023	980	941.01
Total		$60,643	$32,373	.12%

American Funds Insurance Series — Page 126 of 288

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[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $32,373,000, which represented .12% of the net assets of the fund.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,424,324,000, which represented 5.16% of the net assets of the fund.

[6]	All or a portion of this security was on loan. The total value of all such securities was $1,392,000, which represented .01% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $18,465,000, which represented .07% of the net assets of the fund.
[12]	Index-linked bond whose principal amount moves with a government price index.
[13]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $51,110,000, which represented .19% of the net assets of the fund.

[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 9/30/2024.
[19]	Security purchased with cash collateral from securities on loan.
[20]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[21]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
[24]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Fin. = Finance

Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 127 of 288

American Funds Global Balanced Fund
Investment portfolio
September 30, 2024
unaudited

Common stocks 62.19% Information technology 10.29%	Shares	Value (000)
Microsoft Corp.	27,295	$11,745
Broadcom, Inc.	61,468	10,603
Apple, Inc.	25,077	5,843
Samsung Electronics Co., Ltd.	69,177	3,279
Accenture PLC, Class A	8,117	2,869
Taiwan Semiconductor Manufacturing Co., Ltd.	88,000	2,687
Texas Instruments, Inc.	11,106	2,294
TDK Corp.	92,500	1,181
ServiceNow, Inc.[1]	1,188	1,062
GlobalWafers Co., Ltd.	34,000	491
Intel Corp.	18,607	436
		42,490
Health care 9.57%
Sanofi	50,667	5,838
Novo Nordisk AS, Class B	37,587	4,476
Abbott Laboratories	31,855	3,632
Gilead Sciences, Inc.	42,308	3,547
UnitedHealth Group, Inc.	4,205	2,459
AstraZeneca PLC	14,524	2,262
Eli Lilly and Co.	2,178	1,930
Vertex Pharmaceuticals, Inc.[1]	3,502	1,629
Takeda Pharmaceutical Co., Ltd.[2]	48,600	1,390
Stryker Corp.	3,621	1,308
Molina Healthcare, Inc.[1]	3,729	1,285
GE HealthCare Technologies, Inc.	13,688	1,285
Alnylam Pharmaceuticals, Inc.[1]	4,264	1,173
Medtronic PLC	12,313	1,108
AbbVie, Inc.	5,430	1,072
Eurofins Scientific SE, non-registered shares	16,614	1,053
Thermo Fisher Scientific, Inc.	1,587	982
DexCom, Inc.[1]	14,283	957
GSK PLC	30,012	610
Danaher Corp.	2,127	591
Novartis AG	4,265	491
BioMarin Pharmaceutical, Inc.[1]	5,924	416
		39,494
Industrials 8.49%
RTX Corp.	54,939	6,656
Carrier Global Corp.	55,977	4,506
General Dynamics Corp.	8,438	2,550
Safran SA	10,716	2,528
BAE Systems PLC	124,602	2,063
Daikin Industries, Ltd.	12,700	1,783
Deutsche Post AG	37,301	1,661
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Common stocks (continued) Industrials (continued)	Shares	Value (000)
Siemens AG	7,585	$1,532
Recruit Holdings Co., Ltd.	20,600	1,255
Honeywell International, Inc.	5,891	1,218
CSX Corp.	34,421	1,189
Thales SA	6,554	1,041
Kingspan Group PLC	10,509	989
Airbus SE, non-registered shares	5,479	802
Volvo AB, Class B	28,972	766
Melrose Industries PLC	112,888	690
Rolls-Royce Holdings PLC[1]	87,971	621
United Rentals, Inc.	748	606
PACCAR, Inc.	5,330	526
General Electric Co.	2,693	508
L3Harris Technologies, Inc.	1,918	456
Caterpillar, Inc.	1,122	439
Waste Management, Inc.	1,727	358
Boeing Co.[1]	1,990	303
		35,046
Financials 7.90%
ING Groep NV	252,055	4,584
Banco Bilbao Vizcaya Argentaria, SA	400,807	4,339
B3 SA - Brasil, Bolsa, Balcao	1,714,596	3,371
AIA Group, Ltd.	337,400	2,984
Münchener Rückversicherungs-Gesellschaft AG	4,888	2,689
BlackRock, Inc.	2,633	2,500
HDFC Bank, Ltd. (ADR)	26,703	1,671
HDFC Bank, Ltd.	24,510	507
Chubb, Ltd.	6,795	1,960
Zurich Insurance Group AG	2,796	1,687
JPMorgan Chase & Co.	4,799	1,012
BNP Paribas SA	11,345	778
FinecoBank SpA	40,440	693
Capital One Financial Corp.	4,583	686
Aegon, Ltd.	106,066	681
Bank Central Asia Tbk PT	951,500	649
3i Group PLC	13,047	578
Great-West Lifeco, Inc.	16,747	571
Morgan Stanley	4,028	420
PNC Financial Services Group, Inc.	1,509	279
		32,639
Consumer staples 5.48%
ITC, Ltd.	717,642	4,447
Philip Morris International, Inc.	33,487	4,065
Imperial Brands PLC	114,574	3,333
Ajinomoto Co., Inc.	79,450	3,071
British American Tobacco PLC	69,505	2,535
Barry Callebaut AG (Switzerland)	1,091	2,021
Suntory Beverage & Food, Ltd.	40,800	1,532
Nestlé SA	10,472	1,055
Seven & i Holdings Co., Ltd.	37,100	556
		22,615
American Funds Insurance Series — Page 129 of 288

unaudited
Common stocks (continued) Communication services 4.78%	Shares	Value (000)
Meta Platforms, Inc., Class A	11,864	$6,791
Alphabet, Inc., Class A	28,843	4,784
Alphabet, Inc., Class C	7,297	1,220
Singapore Telecommunications, Ltd.	664,800	1,673
Netflix, Inc.[1]	2,070	1,468
TELUS Corp.	67,043	1,125
Comcast Corp., Class A	24,949	1,042
Omnicom Group, Inc.	9,635	996
Universal Music Group NV2	14,322	375
Nintendo Co., Ltd.	5,000	267
		19,741
Materials 4.45%
Freeport-McMoRan, Inc.	126,721	6,326
Air Products and Chemicals, Inc.	9,470	2,820
Glencore PLC	399,733	2,289
Linde PLC	4,146	1,977
Smurfit Westrock PLC	27,165	1,342
International Paper Co.	20,984	1,025
Rio Tinto PLC	11,405	808
Vale SA (ADR), ordinary nominative shares	58,771	686
Celanese Corp.	4,588	624
Air Liquide SA	2,448	473
		18,370
Consumer discretionary 4.31%
LVMH Moët Hennessy-Louis Vuitton SE	3,536	2,716
Amazon.com, Inc.[1]	14,474	2,697
Home Depot, Inc.	5,690	2,306
Ferrari NV	3,550	1,669
Ferrari NV (EUR denominated)	1,142	535
Compagnie Financière Richemont SA, Class A	9,259	1,468
Royal Caribbean Cruises, Ltd.	7,692	1,364
McDonald’s Corp.	3,357	1,022
InterContinental Hotels Group PLC	8,788	961
Las Vegas Sands Corp.	17,843	898
Hasbro, Inc.	10,679	772
Sony Group Corp.	29,000	563
Restaurant Brands International, Inc.	5,826	420
adidas AG	1,550	410
		17,801
Utilities 3.09%
DTE Energy Co.	25,912	3,327
Constellation Energy Corp.	11,324	2,944
E.ON SE	182,836	2,719
Duke Energy Corp.	14,953	1,724
SembCorp Industries, Ltd.	271,900	1,169
Dominion Energy, Inc.	12,884	745
ENN Energy Holdings, Ltd.	19,500	148
		12,776
American Funds Insurance Series — Page 130 of 288

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Common stocks (continued) Energy 2.61%	Shares	Value (000)
Canadian Natural Resources, Ltd. (CAD denominated)	153,481	$5,097
Shell PLC (GBP denominated)	49,217	1,604
TC Energy Corp. (CAD denominated)	32,320	1,536
Chevron Corp.	7,213	1,062
Neste OYJ	40,968	796
EOG Resources, Inc.	5,594	688
		10,783
Real estate 1.22%
Equinix, Inc. REIT	2,132	1,893
CTP NV2	97,952	1,789
Embassy Office Parks REIT	292,714	1,363
		5,045
Total common stocks (cost: $183,487,000)		256,800
Preferred securities 0.08% Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	317
Total preferred securities (cost: $323,000)		317
Convertible stocks 0.38% Utilities 0.38%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[2]	33,700	1,562
Total convertible stocks (cost: $1,445,000)		1,562
Bonds, notes & other debt instruments 31.17% Bonds & notes of governments & government agencies outside the U.S. 13.38%	Principal amount (000)
Agricultural Development Bank of China 3.75% 1/25/2029	CNY550	84
Asian Development Bank 1.125% 6/10/2025	GBP100	131
Asian Development Bank 6.20% 10/6/2026	INR1,990	24
Asian Development Bank 6.72% 2/8/2028	18,000	216
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD115	69
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	725	465
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	1,150	781
Austria (Republic of) 0% 2/20/2031	EUR500	478
Austria (Republic of) 2.90% 2/20/2034	120	137
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	270	309
Brazil (Federative Republic of) 0% 1/1/2025	BRL2,300	411
Brazil (Federative Republic of) 10.00% 1/1/2025	900	165
Brazil (Federative Republic of) 0% 4/1/2025	6,700	1,166
Brazil (Federative Republic of) 10.00% 1/1/2029	2,230	379
Brazil (Federative Republic of) 10.00% 1/1/2031	1,529	253
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	216	38
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	1,562	271
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	216	37
Bulgaria (Republic of) 4.50% 1/27/2033	EUR120	144
Canada 3.00% 11/1/2024	CAD320	236
Canada 2.25% 6/1/2025	1,400	1,027
Canada 0.25% 3/1/2026	246	175
American Funds Insurance Series — Page 131 of 288

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Canada 3.50% 3/1/2028	CAD1,119	$848
Chile (Republic of) 4.70% 9/1/2030	CLP55,000	60
China (Peoples Republic of) 2.47% 7/25/2054	CNY300	44
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	4,100	601
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	3,860	563
China (People’s Republic of), Series INBK, 2.62% 6/25/2030	1,970	289
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	12,270	1,845
China (People’s Republic of), Series INBK, 2.27% 5/25/2034	5,000	718
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	4,740	865
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	1,740	287
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	650	109
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	820	134
China Development Bank Corp., Series 2008, 2.89% 6/22/2025	1,860	267
China Development Bank Corp., Series 2004, 3.43% 1/14/2027	1,060	156
China Development Bank Corp., Series 2009, 3.39% 7/10/2027	8,580	1,271
China Development Bank Corp., Series 1805, 4.88% 2/9/2028	2,040	318
Duke Energy Corp. 3.75% 4/1/2031	EUR100	113
Estonia (Republic of) 3.25% 1/17/2034	160	181
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR7,100	83
European Bank for Reconstruction and Development 5.25% 1/12/2027	10,100	118
European Bank for Reconstruction and Development 6.30% 10/26/2027	4,300	51
European Investment Bank 0.375% 9/15/2027	EUR110	116
European Investment Bank 0.25% 1/20/2032	860	817
European Union 0% 7/6/2026	100	107
European Union 0.25% 10/22/2026	50	54
European Union 2.875% 12/6/2027	50	57
French Republic O.A.T. 0.75% 2/25/2028	410	433
French Republic O.A.T. 0% 11/25/2030	1,320	1,258
French Republic O.A.T. 2.00% 11/25/2032	610	643
French Republic O.A.T. 3.25% 5/25/2045	160	175
Germany (Federal Republic of) 2.50% 3/13/2025	845	939
Germany (Federal Republic of) 0% 2/15/2032	540	521
Germany (Federal Republic of) 1.70% 8/15/2032	674	735
Germany (Federal Republic of) 2.30% 2/15/2033	300	341
Germany (Federal Republic of) 1.00% 5/15/2038	180	169
Germany (Federal Republic of) 0% 8/15/2050	300	179
Germany (Federal Republic of) 0% 8/15/2052	80	46
Greece (Hellenic Republic of) 3.375% 2/15/2025	5	6
Greece (Hellenic Republic of) 3.875% 6/15/2028	65	76
Greece (Hellenic Republic of) 1.50% 6/18/2030	90	94
Greece (Hellenic Republic of) 1.75% 6/18/2032	530	546
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR1,165,000	77
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	1,767,000	117
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	4,437,000	325
Indonesia (Republic of), Series 78, 8.25% 5/15/2029	3,301,000	236
Indonesia (Republic of), Series 87, 6.50% 2/15/2031	1,253,000	83
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	4,446,000	304
Inter-American Development Bank 7.00% 1/25/2029	INR47,000	566
International Bank for Reconstruction and Development 6.75% 9/8/2027	15,800	189
International Bank for Reconstruction and Development 6.75% 7/13/2029	16,200	193
Ireland (Republic of) 2.60% 10/18/2034	EUR100	113
Ireland (Republic of) 3.00% 10/18/2043	150	173
Israel (State of) 1.30% 4/30/2032	ILS2,540	534
Israel (State of) 4.50% 1/17/2033	USD200	188
Israel (State of) 4.00% 3/30/2035	ILS940	234
American Funds Insurance Series — Page 132 of 288

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 1.35% 4/1/2030	EUR550	$567
Italy (Republic of) 4.40% 5/1/2033	1,200	1,458
Italy (Republic of) 4.35% 11/1/2033	740	894
Italy (Republic of) 4.20% 3/1/2034	1,675	1,999
Italy (Republic of) 4.50% 10/1/2053	210	250
Italy (Republic of) 4.30% 10/1/2054	200	228
Japan, Series 150, 0.005% 12/20/2026	JPY84,950	586
Japan, Series 346, 0.10% 3/20/2027	134,150	927
Japan, Series 352, 0.10% 9/20/2028	61,950	425
Japan, Series 363, 0.10% 6/20/2031	7,500	51
Japan, Series 373, 0.60% 12/20/2033	55,750	381
Japan, Series 152, 1.20% 3/20/2035	205,250	1,464
Japan, Series 176, 0.50% 3/20/2041	109,950	654
Japan, Series 179, 0.50% 12/20/2041	50,500	296
Japan, Series 42, 1.70% 3/20/2044	74,550	520
Japan, Series 37, 0.60% 6/20/2050	26,950	136
Japan, Series 74, 1.00% 3/20/2052	84,000	456
Japan, Series 76, 1.40% 9/20/2052	47,500	285
Magyar Export-Import Bank 6.00% 5/16/2029	EUR100	120
Netherlands (Kingdom of the) 5.50% 1/15/2028	100	123
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD400	275
New South Wales Treasury Corp. 4.25% 2/20/2036	670	436
New Zealand 4.25% 5/15/2036	NZD628	392
New Zealand 2.75% 4/15/2037	369	195
Norway (Kingdom of) 1.75% 9/6/2029	NOK2,850	252
Norway (Kingdom of) 3.625% 4/13/2034	4,630	450
Nova Scotia (Province of) 3.15% 12/1/2051	CAD170	105
Panama (Republic of) 7.50% 3/1/2031	USD200	219
Panama (Republic of) 6.40% 2/14/2035	200	205
Panama (Republic of) 7.875% 3/1/2057	1,130	1,279
Philippines (Republic of) 0.25% 4/28/2025	EUR100	109
Philippines (Republic of) 1.648% 6/10/2031	USD200	169
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN410	97
Portuguese Republic 0.475% 10/18/2030	EUR230	231
Portuguese Republic 3.50% 6/18/2038	230	270
Quebec (Province of) 3.35% 7/23/2039	290	331
Romania 2.125% 3/7/2028	130	136
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR4,235	169
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW348,590	263
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	1,831,500	1,522
Spain (Kingdom of) 0% 1/31/2027	EUR335	354
Spain (Kingdom of) 0.80% 7/30/2027	490	524
Spain (Kingdom of) 0.50% 10/31/2031	165	159
Spain (Kingdom of) 3.15% 4/30/2033	317	363
Spain (Kingdom of) 3.55% 10/31/2033	370	435
Spain (Kingdom of) 3.25% 4/30/2034	120	138
Spain (Kingdom of) 3.45% 10/31/2034	240	279
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY13,340	309
Turkey (Republic of) 7.125% 7/17/2032	USD200	207
United Kingdom 1.25% 7/22/2027	GBP410	512
United Kingdom 0.375% 10/22/2030	490	537
United Kingdom 1.00% 1/31/2032	750	822
United Kingdom 4.25% 6/7/2032	785	1,078
United Kingdom 3.25% 1/22/2044	234	263
United Kingdom 1.25% 7/31/2051	413	273
American Funds Insurance Series — Page 133 of 288

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 4.375% 7/31/2054	GBP235	$303
United Kingdom 2.50% 7/22/2065	340	288
United Mexican States 5.75% 10/12/2110	USD400	349
United Mexican States, Series M, 5.75% 3/5/2026	MXN10,710	516
United Mexican States, Series M, 7.75% 11/23/2034	9,804	447
United Mexican States, Series M, 8.00% 11/7/2047	5,120	220
United Mexican States, Series M, 8.00% 7/31/2053	28,580	1,217
United Mexican States, Series S, 4.00% 10/29/2054[3]	4,189	181
		55,260
Corporate bonds, notes & loans 6.79% Financials 1.79%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[4]	EUR330	330
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[4,5]	USD200	206
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[4]	EUR200	241
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[4]	100	119
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[4]	USD500	488
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[4]	161	166
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[4]	625	682
BPCE SA 4.50% 1/13/2033	EUR100	118
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[4,5]	USD200	209
Chubb INA Holdings, LLC 3.35% 5/3/2026	10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045	20	18
Citigroup, Inc. 3.07% 2/24/2028 (USD-SOFR + 1.28% on 2/24/2027)[4]	110	107
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[4]	29	29
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[4]	140	146
Corebridge Financial, Inc. 3.90% 4/5/2032	59	55
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[4]	160	152
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[4]	EUR200	204
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[4]	GBP100	132
Goldman Sachs Group, Inc. 4.017% 10/31/2038 (3-month USD CME Term SOFR + 1.635% on 10/31/2037)[4]	USD78	71
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[4]	200	199
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[4]	360	390
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[4]	290	333
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[4]	EUR100	125
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[4]	USD115	118
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[4]	160	161
KfW 1.125% 7/4/2025	GBP95	124
Mastercard, Inc. 2.00% 11/18/2031	USD102	88
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[4]	294	308
Morgan Stanley 0.985% 12/10/2026 (USD-SOFR + 0.72% on 12/10/2025)[4]	200	192
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[4]	126	121
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[4]	239	246
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030)[4]	72	66
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[4]	110	114
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[4]	EUR175	176
New York Life Insurance Co. 3.75% 5/15/2050[5]	USD23	18
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[4]	65	74
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[4]	25	26
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029	280	287
Royal Bank of Canada 1.20% 4/27/2026	175	168
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[4]	400	380
American Funds Insurance Series — Page 134 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[4]	USD115	$116
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[4]	100	92
		7,405
Energy 1.09%
Ecopetrol SA 4.125% 1/16/2025	127	126
Ecopetrol SA 8.625% 1/19/2029	555	599
Ecopetrol SA 6.875% 4/29/2030	160	160
Empresa Nacional del Petroleo 5.95% 7/30/2034[5]	200	211
Enterprise Products Operating, LLC 4.95% 2/15/2035	25	25
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	225	233
Halliburton Co. 3.80% 11/15/2025	2	2
Kinder Morgan, Inc. 4.30% 6/1/2025	165	164
ONEOK, Inc. 5.80% 11/1/2030	7	8
ONEOK, Inc. 6.05% 9/1/2033	53	57
Petrobras Global Finance BV 5.299% 1/27/2025	113	113
Petroleos Mexicanos 4.25% 1/15/2025	296	294
Petroleos Mexicanos 6.875% 10/16/2025	63	63
Petroleos Mexicanos 6.875% 8/4/2026	211	210
Petroleos Mexicanos 6.49% 1/23/2027	1,238	1,220
Petroleos Mexicanos 6.84% 1/23/2030	460	426
Raizen Fuels Finance SA 6.45% 3/5/2034[5]	200	212
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	200	203
Targa Resources Corp. 5.50% 2/15/2035	77	79
TotalEnergies Capital SA 5.488% 4/5/2054	85	88
		4,493
Utilities 0.79%
American Electric Power Co., Inc. 1.00% 11/1/2025	100	96
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	35	34
CMS Energy Corp. 3.00% 5/15/2026	180	176
Consumers Energy Co. 3.60% 8/15/2032	250	237
Duke Energy Progress, LLC 3.70% 9/1/2028	75	74
Enel Américas SA 4.00% 10/25/2026	35	35
Enel Finance International NV 2.125% 7/12/2028[5]	200	184
Enfragen Energia Sur SA 5.375% 12/30/2030	200	172
Exelon Corp. 3.40% 4/15/2026	150	148
FirstEnergy Corp. 1.60% 1/15/2026	100	97
Interstate Power and Light Co. 2.30% 6/1/2030	50	45
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[5]	550	580
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	85	85
Pacific Gas and Electric Co. 3.15% 1/1/2026	100	98
Pacific Gas and Electric Co. 2.95% 3/1/2026	25	24
Pacific Gas and Electric Co. 2.10% 8/1/2027	100	94
Pacific Gas and Electric Co. 3.30% 12/1/2027	252	243
Pacific Gas and Electric Co. 4.65% 8/1/2028	114	115
Pacific Gas and Electric Co. 4.55% 7/1/2030	31	31
Pacific Gas and Electric Co. 6.15% 1/15/2033	78	84
Pacific Gas and Electric Co. 4.95% 7/1/2050	120	109
Pacific Gas and Electric Co. 3.50% 8/1/2050	137	99
Public Service Company of Colorado 5.75% 5/15/2054	85	92
Xcel Energy, Inc. 3.35% 12/1/2026	316	310
		3,262
American Funds Insurance Series — Page 135 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care 0.69%	Principal amount (000)	Value (000)
AbbVie, Inc. 5.05% 3/15/2034	USD25	$26
AbbVie, Inc. 5.35% 3/15/2044	25	26
AbbVie, Inc. 5.40% 3/15/2054	25	27
AbbVie, Inc. 5.50% 3/15/2064	25	27
Amgen, Inc. 1.90% 2/21/2025	40	40
Amgen, Inc. 2.20% 2/21/2027	30	29
Amgen, Inc. 4.20% 3/1/2033	280	272
Amgen, Inc. 5.65% 3/2/2053	366	385
AstraZeneca Finance, LLC 2.25% 5/28/2031	69	61
Becton, Dickinson and Co. 3.734% 12/15/2024	10	10
Becton, Dickinson and Co. 3.70% 6/6/2027	43	42
Becton, Dickinson and Co. 4.298% 8/22/2032	320	314
Bristol-Myers Squibb Co. 5.20% 2/22/2034	215	227
Bristol-Myers Squibb Co. 5.55% 2/22/2054	60	64
Bristol-Myers Squibb Co. 5.65% 2/22/2064	85	90
CVS Health Corp. 5.40% 6/1/2029	242	251
EMD Finance, LLC 3.25% 3/19/2025[5]	250	248
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	33	34
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	197	201
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	21	22
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR100	110
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD258	257
UnitedHealth Group, Inc. 5.625% 7/15/2054	65	70
		2,833
Communication services 0.63%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN9,100	465
América Móvil, SAB de CV 9.50% 1/27/2031	12,420	618
AT&T, Inc. 2.75% 6/1/2031	USD165	149
AT&T, Inc. 2.55% 12/1/2033	64	54
AT&T, Inc. 4.30% 11/18/2034	EUR100	119
Comcast Corp. 0% 9/14/2026	100	106
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD45	58
Orange 9.00% 3/1/2031[4]	65	80
Orange 3.625% 11/16/2031	EUR100	116
Tencent Holdings, Ltd. 3.925% 1/19/2038	USD200	183
T-Mobile USA, Inc. 2.05% 2/15/2028	200	186
T-Mobile USA, Inc. 3.70% 5/8/2032	EUR100	114
T-Mobile USA, Inc. 5.15% 4/15/2034	USD115	119
Verizon Communications, Inc. 0.375% 3/22/2029	EUR140	139
Verizon Communications, Inc. 0.75% 3/22/2032	100	93
		2,599
Consumer discretionary 0.50%
BMW US Capital, LLC 3.90% 4/9/2025[5]	USD70	70
Daimler Truck International Finance BV 3.875% 6/19/2029	EUR100	115
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	USD150	148
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	150	155
Ford Motor Credit Co., LLC 5.303% 9/6/2029	200	199
General Motors Financial Co., Inc. 4.90% 10/6/2029	135	135
Hyundai Capital America 1.50% 6/15/2026[5]	250	238
Hyundai Capital America 2.375% 10/15/2027[5]	109	103
McDonald’s Corp. 1.60% 3/15/2031[6]	EUR100	101
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	USD185	187
American Funds Insurance Series — Page 136 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sands China, Ltd. 5.40% 8/8/2028	USD400	$404
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	200	171
Toyota Motor Credit Corp. 3.375% 4/1/2030	33	32
		2,058
Consumer staples 0.43%
Altria Group, Inc. 2.20% 6/15/2027	EUR270	295
BAT Capital Corp. 3.215% 9/6/2026	USD62	61
BAT Capital Corp. 4.70% 4/2/2027	67	67
BAT Capital Corp. 3.557% 8/15/2027	105	103
BAT Capital Corp. 3.462% 9/6/2029	75	71
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[4]	EUR640	696
Campbell Soup Co. 4.75% 3/23/2035	USD44	44
Coca-Cola Co. 1.25% 3/8/2031	EUR100	102
Coca-Cola Co. 4.65% 8/14/2034	USD61	62
Coca-Cola Co. 3.75% 8/15/2053	EUR125	139
Philip Morris International, Inc. 5.75% 11/17/2032	USD110	118
		1,758
Industrials 0.30%
Boeing Co. 6.528% 5/1/2034[5]	270	290
Canadian Pacific Railway Co. 3.10% 12/2/2051	164	117
Carrier Global Corp. 2.242% 2/15/2025	6	6
Carrier Global Corp. 2.493% 2/15/2027	7	7
CSX Corp. 3.80% 4/15/2050	6	5
CSX Corp. 2.50% 5/15/2051	75	48
Honeywell International Inc. 3.75% 3/1/2036	EUR100	113
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[5]	USD84	86
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	200	197
RTX Corp. 4.125% 11/16/2028	170	170
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	200	203
		1,242
Materials 0.25%
Braskem Netherlands Finance BV 8.50% 1/12/2031	600	638
Celanese US Holdings, LLC 6.379% 7/15/2032	50	54
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]	250	265
Vale Overseas, Ltd. 3.75% 7/8/2030	94	90
		1,047
Information technology 0.21%
Broadcom, Inc. 4.00% 4/15/2029[5]	21	21
Broadcom, Inc. 4.15% 11/15/2030	70	69
Broadcom, Inc. 3.419% 4/15/2033[5]	123	112
Broadcom, Inc. 3.137% 11/15/2035[5]	15	13
Lenovo Group, Ltd. 5.875% 4/24/2025	269	270
Oracle Corp. 2.65% 7/15/2026	216	210
SK hynix, Inc. 1.50% 1/19/2026	200	192
		887
American Funds Insurance Series — Page 137 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate 0.11%	Principal amount (000)	Value (000)
American Tower Corp. 0.875% 5/21/2029	EUR130	$131
Equinix, Inc. 2.15% 7/15/2030	USD176	156
Essex Portfolio, LP 3.50% 4/1/2025	120	119
Essex Portfolio, LP 3.375% 4/15/2026	40	39
		445
Total corporate bonds, notes & loans		28,029
Mortgage-backed obligations 6.21% Federal agency mortgage-backed obligations 5.51%
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	284	290
Fannie Mae Pool #CB5912 6.00% 3/1/2053[7]	80	82
Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]	362	369
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	513	525
Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]	36	37
Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	23	23
Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	16	16
Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]	3,461	3,538
Fannie Mae Pool #MA5331 5.50% 4/1/2054[7]	1,748	1,769
Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	98	100
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	79	82
Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]	197	201
Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]	145	147
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	117	121
Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]	77	80
Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]	63	64
Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]	57	58
Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]	92	93
Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]	95	97
Fannie Mae Pool #DB7792 6.00% 8/1/2054[7]	80	82
Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]	76	78
Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]	39	40
Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]	30	31
Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]	99	102
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	452	453
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	1,584	1,583
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]	12	13
Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]	835	845
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	463	469
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	28	28
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	44	45
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	88	91
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]	49	50
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]	37	37
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]	117	120
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]	114	117
Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]	79	81
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]	59	62
Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	58	59
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	47	48
Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]	50	51
Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]	19	19
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]	138	140
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]	170	174
American Funds Insurance Series — Page 138 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]	USD89	$92
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]	90	92
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]	79	82
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]	49	50
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	DKK5,315	660
Realkredit Danmark AS 1.00% 10/1/2053[7]	183	22
Uniform Mortgage-Backed Security 2.00% 10/1/2054[7,8]	USD229	189
Uniform Mortgage-Backed Security 4.50% 10/1/2054[7,8]	1,095	1,077
Uniform Mortgage-Backed Security 5.00% 10/1/2054[7,8]	7,853	7,849
Uniform Mortgage-Backed Security 6.50% 10/1/2054[7,8]	120	124
		22,747
Collateralized mortgage-backed obligations (privately originated) 0.46%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[5,7,9]	120	118
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 5/25/2043[5,7,9]	168	172
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[5,7,9]	91	92
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[5,7,9]	66	66
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 1/25/2044[5,7,9]	55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[5,7,9]	103	103
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.93% 5/25/2044[5,7,9]	121	122
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[4,5,7]	303	308
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[5,7,9]	94	89
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[4,5,7]	111	113
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[4,5,7]	217	221
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[4,5,7]	292	297
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[4,5,7]	146	149
		1,906
Commercial mortgage-backed securities 0.16%
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[5,7,9]	150	149
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[5,7,9]	110	109
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[5,7,9]	100	105
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,7,9]	135	140
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[5,7,9]	100	102
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[5,7,9]	52	53
		658
Other mortgage-backed securities 0.08%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK442	62
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	1,150	157
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]	461	52
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	554	67
		338
Total mortgage-backed obligations		25,649
American Funds Insurance Series — Page 139 of 288

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 4.31% U.S. Treasury 3.87%	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 11/30/2024	USD1,270	$1,265
U.S. Treasury 3.00% 7/15/2025	985	977
U.S. Treasury 3.75% 4/15/2026	76	76
U.S. Treasury 4.50% 4/15/2027	1,173	1,199
U.S. Treasury 4.00% 6/30/2028	4,583	4,652
U.S. Treasury 4.375% 8/31/2028	81	83
U.S. Treasury 4.625% 9/30/2028	1,918	1,993
U.S. Treasury 4.125% 3/31/2029	815	834
U.S. Treasury 3.50% 9/30/2029	755	753
U.S. Treasury 1.375% 11/15/2031	771	661
U.S. Treasury 2.875% 5/15/2032	306	289
U.S. Treasury 1.875% 2/15/2041[10]	605	444
U.S. Treasury 2.25% 5/15/2041[10]	1,115	865
U.S. Treasury 2.875% 11/15/2046[10]	400	322
U.S. Treasury 1.25% 5/15/2050[10]	440	235
U.S. Treasury 1.375% 8/15/2050	400	220
U.S. Treasury 2.375% 5/15/2051[10]	510	360
U.S. Treasury 2.00% 8/15/2051[10]	560	361
U.S. Treasury 4.00% 11/15/2052	270	263
U.S. Treasury 3.625% 2/15/2053	149	135
		15,987
U.S. Treasury inflation-protected securities 0.44%
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2024[3]	555	554
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[3]	365	355
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3]	674	700
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[3]	262	215
		1,824
Total U.S. Treasury bonds & notes		17,811
Asset-backed obligations 0.27%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[5,7]	67	67
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[5,7]	28	28
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,7]	67	67
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[5,7]	7	7
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[5,7]	125	127
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,7]	148	155
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[5,7]	113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[5,7]	100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[5,7]	208	213
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[5,7]	100	103
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[5,7]	11	12
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.892% 11/15/2052[5,7,9]	83	83
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[5,7]	11	11
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,7]	19	19
		1,107
Federal agency bonds & notes 0.17%
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	445	481
Export Import Bank of Thailand 5.354% 5/16/2029	200	208
		689
American Funds Insurance Series — Page 140 of 288

unaudited
Bonds, notes & other debt instruments (continued) Municipals 0.04% Ohio 0.02%		Principal amount (000)	Value (000)
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		USD100	$79
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		80	62
Total municipals			141
Total bonds, notes & other debt instruments (cost: $130,418,000)			128,686
Investment funds 0.99%		Shares
Capital Group Central Corporate Bond Fund[11]		471,866	4,087
Total investment funds (cost: $3,730,000)			4,087
Short-term securities 6.98% Money market investments 6.30%
Capital Group Central Cash Fund 5.09%[11,12]		260,178	26,023
Bills & notes of governments & government agencies outside the U.S. 0.44%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP2,850	59
Egypt (Arab Republic of) 11/12/2024	22.326	4,200	85
Egypt (Arab Republic of) 11/19/2024	22.238	6,500	130
Egypt (Arab Republic of) 3/11/2025	21.301	7,550	139
Egypt (Arab Republic of) 3/18/2025	21.138	34,700	636
Japan Treasury 10/15/2024	0.012	JPY110,650	770
			1,819
Money market investments purchased with collateral from securities on loan 0.24%		Shares
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.91%[12,13]		993,156	993
Total short-term securities (cost: $28,786,000)			28,835
Total investment securities 101.79% (cost: $348,189,000)			420,287
Other assets less liabilities (1.79)%			(7,390)
Net assets 100.00%			$412,897
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year Euro-Schatz Futures	Long	17	12/10/2024	USD2,028	$11
2 Year U.S. Treasury Note Futures	Long	106	1/6/2025	22,074	48
5 Year Euro-Bobl Futures	Long	44	12/10/2024	5,880	57
5 Year U.S. Treasury Note Futures	Long	56	12/31/2024	6,153	8
American Funds Insurance Series — Page 141 of 288

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Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
10 Year French Government Bond Futures	Long	8	12/10/2024	USD1,129	$(6)
10 Year Euro-Bund Futures	Long	3	12/10/2024	450	1
10 Year Italy Government Bond Futures	Short	2	12/10/2024	(270)	(7)
10 Year Australian Treasury Bond Futures	Long	11	12/16/2024	885	(5)
10 Year Japanese Government Bond Futures	Short	5	12/20/2024	(5,032)	(10)
10 Year UK Gilt Futures	Long	19	12/31/2024	2,500	(18)
10 Year Canadian Government Bond Futures	Long	18	12/31/2024	1,664	9
10 Year U.S. Treasury Note Futures	Short	26	12/31/2024	(2,971)	(8)
10 Year Ultra U.S. Treasury Note Futures	Short	108	12/31/2024	(12,776)	19
20 Year U.S. Treasury Bond Futures	Long	14	12/31/2024	1,739	(5)
30 Year Ultra U.S. Treasury Bond Futures	Long	7	12/31/2024	932	(11)
					$83
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
JPY	72,846	USD	501	JPMorgan Chase	10/4/2024	$6
EUR	900	USD	997	Bank of New York Mellon	10/4/2024	5
CZK	2,000	USD	89	JPMorgan Chase	10/4/2024	— [14]
EUR	396	DKK	2,950	UBS AG	10/4/2024	— [14]
DKK	800	USD	119	HSBC Bank	10/4/2024	— [14]
EUR	140	USD	156	Goldman Sachs	10/4/2024	— [14]
CHF	270	USD	319	Morgan Stanley	10/4/2024	— [14]
USD	130	CHF	110	Morgan Stanley	10/4/2024	— [14]
CZK	840	USD	37	Morgan Stanley	10/4/2024	— [14]
ZAR	660	USD	38	Morgan Stanley	10/4/2024	— [14]
USD	35	ZAR	630	Morgan Stanley	10/4/2024	(1)
USD	196	NZD	314	UBS AG	10/4/2024	(3)
USD	196	NZD	314	UBS AG	10/4/2024	(4)
USD	192	NZD	310	HSBC Bank	10/4/2024	(5)
THB	12,750	USD	381	HSBC Bank	10/7/2024	13
JPY	339,321	CHF	1,990	HSBC Bank	10/7/2024	10
EUR	130	USD	144	JPMorgan Chase	10/7/2024	1
GBP	120	USD	160	Citibank	10/7/2024	1
EUR	200	USD	223	HSBC Bank	10/7/2024	— [14]
USD	79	GBP	60	Barclays Bank PLC	10/7/2024	(1)
USD	131	GBP	100	BNP Paribas	10/7/2024	(3)
USD	730	EUR	660	BNP Paribas	10/7/2024	(5)
JPY	612,450	USD	4,280	Morgan Stanley	10/7/2024	(15)
USD	757	ILS	2,800	HSBC Bank	10/9/2024	5
AUD	755	USD	509	Morgan Stanley	10/10/2024	13
CNH	7,127	USD	1,008	Citibank	10/10/2024	10
EUR	520	USD	579	Morgan Stanley	10/10/2024	— [14]
USD	668	AUD	980	Morgan Stanley	10/10/2024	(10)
MYR	800	USD	184	JPMorgan Chase	10/11/2024	10
COP	276,050	USD	66	Morgan Stanley	10/11/2024	(1)
American Funds Insurance Series — Page 142 of 288

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Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	3,825	USD	4,222	Citibank	10/17/2024	$39
CAD	1,890	USD	1,393	Morgan Stanley	10/17/2024	5
EUR	545	USD	602	Morgan Stanley	10/17/2024	5
MXN	7,500	USD	375	Morgan Stanley	10/17/2024	5
GBP	337	USD	448	Morgan Stanley	10/17/2024	3
EUR	200	CAD	300	BNP Paribas	10/17/2024	1
PLN	540	USD	139	HSBC Bank	10/17/2024	1
SGD	160	USD	124	BNP Paribas	10/17/2024	1
USD	185	CAD	250	Morgan Stanley	10/17/2024	— [14]
USD	126	MXN	2,500	HSBC Bank	10/17/2024	(1)
MXN	2,170	USD	112	Morgan Stanley	10/17/2024	(2)
USD	1,582	MXN	31,920	Standard Chartered Bank	10/17/2024	(34)
SEK	3,570	USD	344	Goldman Sachs	10/18/2024	8
NZD	280	USD	172	Goldman Sachs	10/18/2024	6
HUF	17,610	USD	49	HSBC Bank	10/18/2024	— [14]
USD	613	NOK	6,657	Goldman Sachs	10/18/2024	(18)
IDR	9,066,166	USD	583	Citibank	10/21/2024	13
BRL	2,600	USD	474	JPMorgan Chase	10/21/2024	2
BRL	410	USD	75	Morgan Stanley	10/21/2024	— [14]
IDR	1,343,390	USD	88	Morgan Stanley	10/21/2024	— [14]
USD	21	CLP	19,505	Morgan Stanley	10/21/2024	(1)
USD	852	INR	71,595	Bank of New York Mellon	10/21/2024	(2)
USD	2,146	BRL	12,141	JPMorgan Chase	10/21/2024	(77)
EUR	447	USD	498	HSBC Bank	10/22/2024	— [14]
JPY	121,910	USD	858	Morgan Stanley	10/22/2024	(7)
CNH	6,990	USD	991	UBS AG	10/23/2024	9
CNH	1,500	USD	213	Morgan Stanley	10/23/2024	2
KRW	132,790	USD	100	Morgan Stanley	10/28/2024	1
USD	407	KRW	541,650	Citibank	10/28/2024	(4)
EUR	450	USD	503	Morgan Stanley	11/4/2024	(2)
EUR	720	USD	806	Bank of America	11/4/2024	(3)
USD	566	EUR	520	Bank of America	11/4/2024	(14)
JPY	73,370	USD	496	Morgan Stanley	11/5/2024	18
JPY	100,740	USD	700	Standard Chartered Bank	11/6/2024	4
USD	268	BRL	1,390	Citibank	4/1/2025	20
BRL	1,390	USD	249	Citibank	4/1/2025	(1)
						$3
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.79165%	Annual	SOFR	Annual	1/13/2026	USD865	$1	$(11)	$12
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN3,200	(7)	—	(7)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP70	1	— [14]	1
American Funds Insurance Series — Page 143 of 288

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.5175%	Annual	SOFR	Annual	8/15/2027	USD11,730	$59	$—	$59
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP1,715	100	77	23
4.96048%	Annual	SONIA	Annual	6/21/2028	850	49	37	12
3.968%	Annual	SONIA	Annual	2/16/2029	1,495	24	— [14]	24
SOFR	Annual	3.29015%	Annual	1/13/2030	USD2,870	(3)	90	(93)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP460	(33)	(25)	(8)
SONIA	Annual	4.36738%	Annual	6/21/2033	930	(69)	(52)	(17)
SONIA	Annual	3.9322%	Annual	2/16/2054	375	(11)	(3)	(8)
						$111	$113	$(2)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL2,940	$(4)	$—	$(4)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	3,810	(22)	—	(22)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	9,330	(169)	(130)	(39)
							$(195)	$(130)	$(65)
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 9/30/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD8,212	$185	$184	$1
CDX.EM.42	1.00%	Quarterly	12/20/2029	1,240	(36)	(36)	— [14]
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR350	8	8	— [14]
					$157	$156	$1
Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.99%
Capital Group Central Corporate Bond Fund	$8,341	$2,581	$6,757	$45	$(123)	$4,087	$218
Short-term securities 6.30%
Money market investments 6.30%
Capital Group Central Cash Fund 5.09%[12]	12,974	94,116	81,072	1	4	26,023	1,226
Total 7.29%				$46	$(119)	$30,110	$1,444
American Funds Insurance Series — Page 144 of 288

unaudited
Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
McDonald’s Corp. 1.60% 3/15/2031	9/30/2024	$102	$101	.02%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $1,400,000, which represented .34% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Step bond; coupon rate may change at a later date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,631,000, which represented 2.09% of the net assets of the fund.

[6]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $101,000, which represented .02% of the net assets of the fund.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,037,000, which represented .25% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 9/30/2024.
[13]	Security purchased with cash collateral from securities on loan.
[14]	Amount less than one thousand.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
USD = U.S. dollars
ZAR = South African rand
American Funds Insurance Series — Page 145 of 288

The Bond Fund of America®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 96.06% Mortgage-backed obligations 38.85% Federal agency mortgage-backed obligations 33.17%	Principal amount (000)	Value (000)
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD5	$5
Fannie Mae Pool #256133 4.50% 1/1/2026[1]	3	3
Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]	40	39
Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]	31	30
Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]	16	16
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]	2,368	2,244
Fannie Mae Pool #913966 6.00% 2/1/2037[1]	32	33
Fannie Mae Pool #945680 6.00% 9/1/2037[1]	348	366
Fannie Mae Pool #924866 6.765% 10/1/2037[1,2]	133	133
Fannie Mae Pool #988588 5.50% 8/1/2038[1]	168	173
Fannie Mae Pool #889982 5.50% 11/1/2038[1]	716	738
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]	149	153
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]	752	769
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]	703	725
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	115,104	100,476
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	726	748
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	377	389
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	336	347
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	204	210
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	1,352	1,177
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	2,263	1,968
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]	40	38
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	1,741	1,645
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]	741	704
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]	754	735
Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]	126	123
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]	4,694	4,605
Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]	300	289
Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]	772	756
Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]	35	34
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]	4,119	3,889
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]	2,136	2,092
Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]	77	75
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]	2,275	2,269
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]	1,184	1,120
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]	14	14
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]	5,801	5,330
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]	4,354	4,104
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]	19,334	18,932
Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]	17,714	16,728
Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]	10	10
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	450	426
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]	1,196	1,098
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]	806	741
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]	2,330	2,200
American Funds Insurance Series — Page 146 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]	USD19,100	$18,586
Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]	13,367	12,619
Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]	3,644	3,440
Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]	5,697	5,378
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]	26,749	25,253
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]	5,299	4,661
Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]	15,779	14,556
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]	5,709	5,253
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]	1,782	1,624
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]	1,041	954
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	1,715	1,428
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]	1	1
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]	2,815	2,483
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]	961	845
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	334	305
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	270	238
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]	1,618	1,471
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]	6,470	5,707
Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]	16,383	15,071
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	1,098	915
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]	1,086	990
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	6,888	5,743
Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]	5,377	4,492
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]	22,915	19,944
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]	68	62
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]	412	347
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]	5,508	4,839
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	30	25
Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]	4,262	3,703
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]	2,603	2,265
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]	3,239	2,929
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]	398	360
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	18	15
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]	541	455
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]	299	271
Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]	212	192
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]	81	67
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]	9,167	7,993
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	464	407
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	1,437	1,311
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	1,124	980
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]	3,354	3,040
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]	4,638	3,849
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	138	116
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]	997	907
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]	851	706
Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]	24	23
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]	1,941	1,611
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]	1,050	952
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	15,863	13,141
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]	2,611	2,163
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]	860	713
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	35,093	32,025
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]	1,650	1,370
American Funds Insurance Series — Page 147 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]	USD1,312	$1,087
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]	1,127	936
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]	892	740
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]	1,743	1,444
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]	782	648
Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]	294	283
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	10,420	10,011
Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]	3,106	3,109
Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]	1,398	1,403
Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]	2,891	2,903
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	581	582
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	274	269
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]	59	59
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	9,324	9,365
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]	53,443	52,623
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	2,552	2,532
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	2,684	2,687
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	3,131	3,175
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	2,763	2,803
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	231	240
Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]	939	924
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	134	134
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]	5,355	5,431
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]	43	44
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]	276	265
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]	4,776	4,697
Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]	32,589	32,668
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]	4,836	4,646
Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]	635	636
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	8,214	8,315
Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]	412	396
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]	156	156
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]	4,174	4,241
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]	459	467
Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]	1,010	1,035
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	956	980
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]	4,557	4,378
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]	697	686
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	13,952	13,959
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]	94	94
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]	983	999
Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]	20,229	20,740
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	4,925	4,733
Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]	32	31
Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]	11,200	11,201
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	3,037	3,041
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	2,934	2,935
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	6,454	6,533
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]	890	902
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	8,141	8,335
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	7,340	7,443
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	6,903	6,986
Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]	314	318
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	4,374	4,489
American Funds Insurance Series — Page 148 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	USD2,589	$2,658
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,958	2,008
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]	6,355	5,273
Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]	660	660
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]	95	95
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	3,690	3,736
Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]	9,068	9,370
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	25,566	25,876
Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]	13,676	13,864
Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]	6,806	6,898
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]	567	578
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]	5,823	5,955
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	18,552	19,169
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	7,934	7,622
Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]	35,105	35,573
Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]	12,420	12,592
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	469	474
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]	9,825	10,054
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	3,620	3,478
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	135,257	135,247
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	2,041	2,065
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	6,430	6,667
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	1,590	1,642
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	2,841	2,875
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	1,926	1,949
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]	7,765	7,958
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]	5,912	6,046
Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]	25	24
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]	20,462	20,732
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,763	1,784
Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]	5,567	5,721
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]	3,891	3,986
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	5,630	5,846
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]	37	36
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	5,289	5,380
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	1,932	1,955
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	6,229	6,415
Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]	627	636
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]	265	271
Fannie Mae Pool #MA5385 4.00% 6/1/2054[1]	3,841	3,689
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]	1,990	2,024
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	20,148	20,808
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	4,868	4,977
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	1,366	1,406
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	12,279	12,740
Fannie Mae Pool #MA5391 7.00% 6/1/2054[1]	891	926
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]	7,280	7,398
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]	1,577	1,604
Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]	1,464	1,489
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	30,465	31,143
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	5,577	5,735
Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]	5,350	5,502
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	2,803	2,884
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	2,660	2,719
American Funds Insurance Series — Page 149 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	USD2,330	$2,396
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	2,306	2,371
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,526	1,561
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]	747	764
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	18,190	18,873
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	5,262	5,461
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	3,086	3,201
Fannie Mae Pool #MA5423 7.00% 7/1/2054[1]	2,386	2,481
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]	144	146
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	16,431	16,797
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	1,380	1,412
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	938	959
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	239	246
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	123	126
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	100	103
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]	2,506	2,596
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	2,345	2,439
Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]	2,948	3,034
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]	10,300	9,541
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]	7,688	7,149
Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]	16,534	14,696
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	19,120	16,789
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	1,090	1,073
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]	4,992	4,574
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]	— [3]	— [3]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]	4	4
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]	15	16
Fannie Mae, Series 2002-W1, Class 2A, 4.583% 2/25/2042[1,2]	17	17
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]	65	63
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]	1,271	1,248
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]	42	43
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]	33	32
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	41	42
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]	30	31
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]	58	59
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]	212	219
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]	1,939	1,698
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]	137	139
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]	5,803	5,071
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]	146	148
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]	10,096	8,814
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]	333	343
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	2,272	1,977
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	2,239	1,937
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	4,807	4,181
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]	16,994	15,786
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]	95	87
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	858	832
Freddie Mac Pool #G08789 4.00% 11/1/2047[1]	524	511
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]	4,377	4,034
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]	11,289	10,713
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	827	805
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]	269	256
Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]	994	968
American Funds Insurance Series — Page 150 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]	USD610	$576
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]	1,674	1,580
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]	9,200	8,708
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]	25,343	23,301
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]	4,980	4,393
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	352	321
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]	1,881	1,713
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]	5,879	5,186
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]	449	378
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	103	86
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	74,727	62,016
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	1,322	1,109
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]	1,163	1,053
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]	2,521	2,208
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	6,185	5,658
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]	819	680
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]	10,668	9,300
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]	1,080	979
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]	6,809	6,170
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]	1,920	1,751
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]	2,438	2,023
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	1,466	1,285
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]	1,275	1,155
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]	849	703
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]	19	17
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]	2,775	2,417
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	4,229	3,856
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]	867	717
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	648	607
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]	2,419	2,006
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]	1,898	1,573
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]	984	816
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]	880	729
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]	178	147
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]	1,324	1,096
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	52,046	46,748
Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]	264	275
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	13,728	12,339
Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]	2,075	2,080
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]	598	544
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	74	72
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	4,214	3,787
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	343	338
Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]	289	285
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	85	84
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	51	50
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	33	32
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	6,353	6,473
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]	17,543	17,204
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]	6,047	5,927
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	19,035	18,726
Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]	3,539	3,552
Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]	3,504	3,509
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,205	2,235
American Funds Insurance Series — Page 151 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]	USD62	$64
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	44	45
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	1,085	976
Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]	1,050	1,010
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]	644	620
Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]	12,157	11,955
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	205	205
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]	3,436	3,525
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]	15,863	15,604
Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]	45,252	45,911
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]	25,069	25,421
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]	4,816	4,885
Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]	15,091	15,494
Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]	2,732	2,625
Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]	1,789	1,719
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	80	77
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]	204	201
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	4,863	4,869
Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]	657	657
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	578	579
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]	4,416	4,477
Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]	196	189
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	34	34
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	13,704	13,711
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	8,822	8,929
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]	4,201	4,278
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	2,596	2,632
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	16,010	16,461
Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]	587	564
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	41,431	41,446
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	21,095	21,354
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]	6,957	7,153
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	3,229	3,309
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	787	812
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	698	721
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	617	646
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	613	641
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	444	466
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	328	342
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	237	245
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	177	189
Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]	5,294	5,088
Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]	548	527
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]	67	64
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	270	270
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	20,784	21,031
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	7,833	7,943
Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]	591	599
Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]	9,060	9,350
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]	3,227	3,314
Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]	487	468
Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]	401	386
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]	7,897	7,900
Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]	2,417	2,450
American Funds Insurance Series — Page 152 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]	USD2,200	$2,232
Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]	2,172	2,201
Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]	1,652	1,676
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]	4,897	5,028
Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]	26,177	26,831
Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]	21,590	22,145
Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]	15,199	15,569
Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]	14,046	14,395
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]	7,137	7,299
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	1,153	1,193
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	235,563	243,409
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	5,547	5,329
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]	838	838
Freddie Mac Pool #SD8367 5.50% 10/1/2053[1]	4,322	4,374
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	1,262	1,291
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	4,614	4,765
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	19,352	19,347
Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]	19,257	19,518
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,955	4,003
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]	2,485	2,542
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	2,129	2,208
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]	5,885	6,040
Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]	3,329	3,424
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	2,574	2,473
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	5,160	5,222
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]	5,648	5,775
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	776	802
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	843	853
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	13,527	13,850
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	5,220	5,342
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]	4,189	4,298
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]	5,675	5,882
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	452	457
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	2,695	2,741
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	2,055	2,082
Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]	9,628	9,920
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]	5,678	5,829
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	4,251	4,369
Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]	2,323	2,389
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	7,681	7,976
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]	39,569	40,246
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]	4,872	4,961
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	7,196	7,485
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]	1,393	1,338
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]	2,853	2,900
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]	1,019	1,036
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]	27,353	28,156
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	6,729	6,993
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]	1,320	1,361
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]	2,387	2,426
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]	1,879	1,906
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	26,226	26,810
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	14,052	14,582
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	8,286	8,517
American Funds Insurance Series — Page 153 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	USD3,609	$3,695
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	2,818	2,898
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	2,424	2,490
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	256	263
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]	2,686	2,780
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]	2,117	2,121
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]	1,518	1,522
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]	1,368	1,370
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	12,839	13,125
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	5,659	5,795
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	3,126	3,215
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	2,759	2,824
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	2,167	2,228
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	2,068	2,131
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	149	153
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	13,958	14,482
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	12,971	13,458
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	5,410	5,621
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	3,586	3,720
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	2,116	2,200
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	2,018	2,096
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	1,318	1,361
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	509	523
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	280	288
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	268	275
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	238	246
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	167	171
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	11,602	12,070
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	4,636	4,809
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	3,133	3,247
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]	2,774	2,886
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	2,422	2,514
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]	1,121	1,160
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]	250	258
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]	42	44
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]	105	111
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]	3,461	3,528
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]	96	84
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]	86	75
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	6,423	6,249
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,537	1,490
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	8,558	8,326
Government National Mortgage Assn. 3.00% 10/1/2054[1,4]	225	205
Government National Mortgage Assn. 5.00% 10/1/2054[1,4]	135	135
Government National Mortgage Assn. 5.50% 10/1/2054[1,4]	55,605	56,149
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]	10,104	9,871
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]	27	28
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]	4,155	4,147
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]	9,336	8,838
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	2,051	1,743
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	3,566	3,029
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]	8,256	7,156
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	3,069	2,654
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	3,004	2,604
American Funds Insurance Series — Page 154 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]	USD4,717	$4,109
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	4,330	3,818
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	3,614	3,155
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	188	171
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	5,042	4,738
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]	5,244	4,789
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	4,316	4,056
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	23,117	21,723
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]	8,184	7,919
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	5,778	5,587
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]	3,648	3,605
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	12,732	12,582
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	3,371	3,381
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	8,138	8,042
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	13,335	13,178
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	1,800	1,741
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	1,495	1,159
Uniform Mortgage-Backed Security 2.00% 10/1/2039[1,4]	5,845	5,349
Uniform Mortgage-Backed Security 2.50% 10/1/2039[1,4]	5,188	4,864
Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,4]	18,796	15,542
Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,4]	379,394	327,539
Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,4]	24,575	22,060
Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,4]	19,803	18,443
Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,4]	18,308	17,583
Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,4]	83,552	82,147
Uniform Mortgage-Backed Security 5.00% 10/1/2054[1,4]	29,745	29,730
Uniform Mortgage-Backed Security 6.00% 10/1/2054[1,4]	25,474	26,039
Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,4]	132,049	136,149
Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,4]	70,371	73,113
Uniform Mortgage-Backed Security 3.50% 11/1/2054[1,4]	94,762	88,325
Uniform Mortgage-Backed Security 4.00% 11/1/2054[1,4]	49,733	47,807
		3,826,846
Collateralized mortgage-backed obligations (privately originated) 3.17%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,5]	2,060	1,840
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,5]	87	83
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,5,6]	4,734	4,521
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,5,6]	15,865	15,392
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,5]	687	641
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,5]	339	330
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,5]	4,223	3,890
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,5]	279	276
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,5]	3,382	3,330
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,5]	5,671	5,398
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,5]	162	150
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,5]	1,223	1,097
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 8.03% 5/25/2042[1,2,5]	219	225
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 7.68% 12/25/2042[1,2,5]	543	558
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 5/25/2043[1,2,5]	2,792	2,862
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[1,2,5]	1,808	1,822
American Funds Insurance Series — Page 155 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[1,2,5]	USD984	$988
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.33% 1/25/2044[1,2,5]	4,807	4,813
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 1/25/2044[1,2,5]	507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[1,2,5]	524	525
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 2/25/2044[1,2,5]	1,053	1,061
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 5/25/2044[1,2,5]	4,453	4,455
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 6.393% 9/25/2044[1,2,5]	2,352	2,356
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.943% 9/25/2044[1,2,5]	1,584	1,595
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,5]	863	832
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,5]	1,833	2,153
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,5]	2,410	2,785
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,5]	1,795	1,517
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,5]	1,976	1,667
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 7.28% 4/25/2042[1,2,5]	943	956
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 7.48% 5/25/2042[1,2,5]	46	46
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 8.23% 6/25/2042[1,2,5]	176	181
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.43% 9/25/2042[1,2,5]	329	333
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.98% 9/25/2042[1,2,5]	1,519	1,606
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 6.63% 2/25/2044[1,2,5]	4,769	4,779
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 6.48% 5/25/2044[1,2,5]	16,663	16,674
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 7.245% 2/25/2050[1,2,5]	1,800	1,816
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,5,6]	5,914	6,004
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,5]	1,966	1,786
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,5,6]	2,194	2,147
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,5]	4,934	4,665
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,5,6]	18,521	18,762
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,5,6]	2,700	2,670
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 4.75% 4/25/2061 (5.75% on 4/25/2025)[1,5,6]	685	691
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,5,6]	2,108	2,094
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,5]	2,328	2,111
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028)[1,5,6]	28,176	28,234
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.593% 3/25/2053[1,2,5]	2,804	2,741
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,5,6]	8,568	8,686
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.609% 4/25/2053[1,2,5]	2,117	2,106
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,5,6]	4,300	4,369
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,5,6]	9,438	9,610
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,5,6]	8,695	8,839
American Funds Insurance Series — Page 156 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,5,6]	USD22,237	$22,641
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,5,6]	6,532	6,557
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,5,6]	24,246	24,546
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,5]	1,427	1,262
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,5]	1,103	1,070
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,5]	11,533	10,949
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,5]	2,277	2,159
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,5]	1,044	980
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,5]	7,109	6,634
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,5]	528	523
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.711% 10/17/2041[1,2,5]	6,378	6,389
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,5]	8,383	7,636
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.134% 7/25/2065[1,2,5]	3,945	3,989
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,7]	1,680	1,642
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,5]	5,024	4,794
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,5]	8,581	8,601
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,5]	1,801	1,816
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,5]	7,497	7,466
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,5,6]	20,997	21,428
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,5,6]	8,114	8,272
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,5,6]	16,989	17,182
		366,117
Commercial mortgage-backed securities 2.51%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,5]	389	380
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.788% 7/15/2041[1,2,5]	1,251	1,255
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]	770	750
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]	100	97
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.559% 9/15/2056[1,2]	684	740
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]	500	540
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]	205	200
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]	126	122
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]	2,444	2,423
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]	1,018	936
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]	295	264
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]	2,541	2,487
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]	781	777
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]	3,361	3,532
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]	2,774	2,941
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.995% 4/15/2037[1,2,5]	3,822	3,839
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.211% 6/15/2027[1,2,5]	8,476	8,514
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 6.638% 5/15/2034[1,2,5]	2,212	2,215
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[1,2,5]	14,727	14,643
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.161% 9/15/2036[1,2,5]	570	565
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[1,2,5]	5,292	5,266
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.508% 10/15/2036[1,2,5]	995	990
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.857% 10/15/2036[1,2,5]	996	989
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.958% 11/15/2036[1,2,5]	10,670	10,576
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.588% 4/15/2037[1,2,5]	4,216	4,219
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.881% 6/15/2038[1,2,5]	3,304	3,285
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.081% 6/15/2038[1,2,5]	382	379
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.311% 6/15/2038[1,2,5]	259	256
American Funds Insurance Series — Page 157 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.611% 6/15/2038[1,2,5]	USD654	$649
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 6.061% 11/15/2038[1,2,5]	9,368	9,321
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.461% 11/15/2038[1,2,5]	318	317
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.711% 11/15/2038[1,2,5]	94	93
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.061% 11/15/2038[1,2,5]	142	141
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 6.087% 2/15/2039[1,2,5]	8,600	8,521
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.788% 8/15/2039[1,2,5]	8,241	8,266
BX Trust, Series 2022-GPA, Class A, (1-month USD CME Term SOFR + 2.165%) 7.262% 10/15/2039[1,2,5]	3,139	3,145
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,5]	26,909	27,447
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.988% 7/15/2041[1,2,5]	1,514	1,518
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2026[1,2,5]	5,461	5,471
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,5]	19,044	19,708
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]	610	596
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]	695	691
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,5]	8,924	9,456
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,5]	966	1,014
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,5]	1,121	1,175
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,5]	862	905
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]	200	193
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,5]	26,878	27,509
ELM Trust 2024, Series 2024-ELM, Class A10, 5.994% 6/10/2039[1,2,5]	24,421	24,994
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[1,2,5]	2,566	2,565
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.591% 7/15/2038[1,2,5]	585	585
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.911% 7/15/2038[1,2,5]	798	798
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.461% 7/15/2038[1,2,5]	611	613
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]	2,432	2,504
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class A, 3.144% 12/10/2036[1,5]	449	445
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,5]	1,212	1,284
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041[1,2,5]	10,443	10,539
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]	400	384
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]	100	97
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]	1,536	1,367
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[1,2,5]	1,478	1,512
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]	640	621
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]	240	231
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,5]	6,854	6,317
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]	2,040	1,979
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.012% 4/15/2038[1,2,5]	129	129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]	410	405
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]	245	240
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]	730	708
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 6.488% 5/15/2039[1,2,5]	3,848	3,837
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,5]	4,065	3,536
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.788% 7/15/2036[1,2,5]	9,351	9,308
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.137% 7/15/2036[1,2,5]	1,000	992
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.942% 11/15/2038[1,2,5]	8,362	8,325
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.291% 11/15/2038[1,2,5]	252	250
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.54% 11/15/2038[1,2,5]	135	134
American Funds Insurance Series — Page 158 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]	USD2,338	$2,309
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]	2,550	2,507
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]	1,019	956
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]	205	201
		289,988
Total mortgage-backed obligations		4,482,951
Corporate bonds, notes & loans 31.36% Financials 10.39%
AerCap Ireland Capital DAC 1.65% 10/29/2024	1,568	1,564
AerCap Ireland Capital DAC 6.50% 7/15/2025	1,798	1,817
AerCap Ireland Capital DAC 1.75% 1/30/2026	2,841	2,737
AerCap Ireland Capital DAC 2.45% 10/29/2026	10,289	9,884
AerCap Ireland Capital DAC 6.45% 4/15/2027	3,994	4,185
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[5,6]	1,597	1,710
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[5,6]	1,995	2,104
Ally Financial, Inc. 8.00% 11/1/2031	6,872	7,740
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[6]	EUR437	520
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[6]	2,840	3,505
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[6]	4,065	4,702
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[6]	USD604	616
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[6]	359	397
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[6]	4,565	4,685
American International Group, Inc. 5.125% 3/27/2033	2,749	2,835
Aon Corp. 5.35% 2/28/2033	1,083	1,132
Aon North America, Inc. 5.15% 3/1/2029	3,015	3,116
Aon North America, Inc. 5.30% 3/1/2031	1,005	1,049
Aon North America, Inc. 5.45% 3/1/2034	2,550	2,678
Aon North America, Inc. 5.75% 3/1/2054	1,163	1,233
Banco Santander, SA 5.147% 8/18/2025	4,000	4,011
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[6]	1,400	1,327
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[6]	1,970	1,956
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[6]	4,295	4,127
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[6]	2,635	2,640
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[6]	2,773	2,562
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[6]	4,291	4,517
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[6]	4,122	4,051
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[6]	4,902	4,448
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[6]	257	223
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[6]	20,927	18,038
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[6]	36,155	31,314
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[5,6]	4,850	4,917
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[6]	1,858	1,919
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[6]	5,690	5,889
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[6]	2,378	2,470
Bank of Nova Scotia (The) 5.25% 6/12/2028	1,370	1,420
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY300,000	2,086
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[6]	USD2,585	2,607
Block, Inc. 2.75% 6/1/2026	1,975	1,916
Block, Inc. 3.50% 6/1/2031	825	753
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[5,6]	13,134	12,609
American Funds Insurance Series — Page 159 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,6]	USD3,594	$3,276
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029)[5,6]	7,416	7,688
BPCE SA 1.625% 1/14/2025[5]	2,980	2,951
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[5,6]	4,729	4,581
BPCE SA 0.895% 12/14/2026	JPY100,000	695
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[5,6]	USD2,150	2,183
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[5,6]	5,000	5,347
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[5,6]	1,285	1,328
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,6]	6,195	6,405
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,6]	4,503	4,718
CaixaBank, SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026)[5,6]	980	1,020
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,6]	10,948	11,373
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[5,6]	1,900	2,121
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[5,6]	3,953	4,203
Canadian Imperial Bank of Commerce 5.237% 6/28/2027	2,650	2,723
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[6]	2,430	2,431
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[6]	515	528
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[6]	4,352	4,508
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[6]	1,204	1,301
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[6]	3,985	4,221
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[6]	2,445	2,554
Charles Schwab Corp. (The) 6.196% 11/17/2029 (USD-SOFR + 1.878% on 11/17/2028)[6]	859	918
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	526	457
Chubb INA Holdings, LLC 3.35% 5/3/2026	2,020	1,997
Chubb INA Holdings, LLC 5.00% 3/15/2034	4,400	4,571
Chubb INA Holdings, LLC 4.35% 11/3/2045	2,015	1,862
Citibank, NA 5.803% 9/29/2028	4,100	4,341
Citigroup, Inc. 4.60% 3/9/2026	1,800	1,805
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[6]	10,629	10,921
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[6]	2,714	2,718
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[6]	42	37
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[6]	990	885
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[6]	3,090	2,896
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[6]	140	149
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[6]	15,346	15,969
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[6]	4,518	4,962
Corebridge Financial, Inc. 3.65% 4/5/2027	3,913	3,851
Corebridge Financial, Inc. 3.85% 4/5/2029	3,534	3,444
Corebridge Financial, Inc. 3.90% 4/5/2032	3,964	3,720
Corebridge Financial, Inc. 4.35% 4/5/2042	361	320
Corebridge Financial, Inc. 4.40% 4/5/2052	415	356
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[5,6]	4,450	4,356
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[5,6]	2,450	2,342
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[5,6]	2,990	2,835
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[5,6]	2,975	2,964
Deutsche Bank AG 3.961% 11/26/2025 (USD-SOFR + 2.581% on 11/26/2024)[6]	3,673	3,664
Deutsche Bank AG 4.10% 1/13/2026	7,305	7,243
Deutsche Bank AG 4.10% 1/13/2026	857	852
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[6]	27,047	26,201
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[6]	17,595	16,774
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[6]	7,343	7,775
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[6]	6,271	6,752
American Funds Insurance Series — Page 160 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[6]	USD6,685	$6,723
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[6]	6,750	6,294
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[6]	3,235	2,904
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[6]	3,200	3,222
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[5,6]	1,200	1,146
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[6]	EUR1,845	2,022
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[6]	4,230	4,624
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[6]	3,855	4,740
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[6]	12,035	14,493
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[6]	390	454
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[6]	USD205	218
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[6]	1,968	1,994
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[6]	11,396	11,907
Five Corners Funding Trust III 5.791% 2/15/2033[5]	942	1,012
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[6]	3,030	2,899
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[6]	13,275	12,585
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[6]	12,997	12,392
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[6]	3,703	3,560
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[6]	5,534	5,445
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[6]	5,114	5,142
Goldman Sachs Group, Inc. 3.814% 4/23/2029 (3-month USD CME Term SOFR + 1.42% on 4/23/2028)[6]	7,324	7,182
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[6]	1,950	2,100
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[6]	28,930	30,410
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[6]	9,180	9,422
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[6]	10,662	9,596
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[6]	9,975	10,722
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[6]	8,545	8,855
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[6]	3,160	2,404
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[6]	14,232	13,053
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[6]	9,437	8,301
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[6]	2,000	2,126
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[6]	1,680	1,732
ING Groep NV 6.114% 9/11/2034 (USD-SOFR + 1.85% on 9/11/2033)[6]	840	917
Intercontinental Exchange, Inc. 5.25% 6/15/2031	1,091	1,146
Intesa Sanpaolo SpA 5.71% 1/15/2026[5]	15,400	15,525
Intesa Sanpaolo SpA 3.875% 7/14/2027[5]	6,250	6,135
Intesa Sanpaolo SpA 3.875% 1/12/2028[5]	1,986	1,929
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,6]	5,100	5,779
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	705	680
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[6]	2,435	2,417
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[6]	3,272	3,256
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[6]	323	309
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[6]	1,400	1,451
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[6]	20,786	21,136
JPMorgan Chase & Co. 2.947% 2/24/2028 (USD-SOFR + 1.17% on 2/24/2027)[6]	6,538	6,342
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[6]	3,355	3,460
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[6]	8,670	8,840
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[6]	11,980	11,939
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[6]	14,663	15,042
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[6]	6,480	6,803
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[6]	9,355	9,621
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[6]	5,313	4,675
American Funds Insurance Series — Page 161 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.963% 1/25/2033 (USD-SOFR + 1.26% on 1/25/2032)[6]	USD553	$498
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[6]	1,874	1,962
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[6]	2,100	2,264
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[6]	17,099	17,840
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[6]	2,415	2,318
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[5,6]	1,375	1,426
KBC Groep NV 6.324% 9/21/2034 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.05% on 9/21/2033)[5,6]	5,875	6,405
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[6]	2,675	2,650
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[6]	1,625	1,668
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[6]	200	205
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[6]	1,979	2,083
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[6]	6,528	7,152
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[6]	6,357	6,730
M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[6]	5,900	5,854
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[5,6,8]	1,405	1,567
MetLife, Inc. 3.60% 11/13/2025	3,490	3,466
MetLife, Inc. 5.375% 7/15/2033	1,279	1,361
Metropolitan Life Global Funding I 5.40% 9/12/2028[5]	840	877
Metropolitan Life Global Funding I 4.85% 1/8/2029[5]	2,050	2,103
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]	619	643
Mitsubishi UFJ Financial Group, Inc. 0.962% 10/11/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.45% on 10/11/2024)[6]	2,960	2,956
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[6]	6,200	5,904
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[6]	2,225	2,111
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[6]	1,430	1,479
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[6]	763	787
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[6]	1,367	1,301
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[6]	1,701	1,780
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[6]	2,020	2,097
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[6]	13,336	12,686
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[6]	21,869	22,485
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[6]	4,600	4,743
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[6]	21,784	22,920
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[6]	303	311
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[6]	3,031	2,567
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[6]	11,313	11,803
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[6]	19,472	20,923
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[6]	3,069	3,188
Morgan Stanley Bank, N.A. 5.882% 10/30/2026	2,775	2,876
American Funds Insurance Series — Page 162 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.25% 8/15/2033[5]	USD695	$612
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[6]	3,555	3,619
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[6]	2,170	2,226
NatWest Group PLC 5.778% 3/1/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 3/1/2034)[6]	1,068	1,136
Navient Corp. 6.75% 6/25/2025	425	428
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[5]	2,090	2,145
OneMain Finance Corp. 7.125% 3/15/2026	250	255
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[6]	EUR565	692
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[6]	165	189
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[6]	1,345	1,661
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[6]	USD4,594	4,783
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[6]	12,265	14,049
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[6]	635	673
Royal Bank of Canada 4.90% 1/12/2028	360	369
Royal Bank of Canada 4.95% 2/1/2029	1,360	1,403
Royal Bank of Canada 5.00% 2/1/2033	3,591	3,717
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[6]	5,100	5,343
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[6]	3,706	3,747
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[5,6]	546	578
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[6]	1,640	1,596
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[6]	6,337	6,594
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	1,429	1,470
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027	1,100	1,051
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,045	1,100
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033	373	401
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[5]	1,400	1,461
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[6,9]	1,530	6
Swedbank AB 6.136% 9/12/2026[5]	2,100	2,169
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[6]	9,942	10,218
Synchrony Financial 2.875% 10/28/2031	3,385	2,876
Toronto-Dominion Bank (The) 5.523% 7/17/2028	1,855	1,941
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[6]	1,370	1,406
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[6]	2,605	2,633
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[6]	2,396	2,627
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[6]	1,741	1,802
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[6]	4,707	4,822
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[6]	1,586	1,687
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[6]	2,440	2,571
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[6]	2,115	2,136
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[6]	7,300	7,583
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[6]	2,839	2,838
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[6]	1,712	1,829
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[6]	1,358	1,440
UBS AG 7.50% 2/15/2028	2,445	2,686
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,6]	7,609	7,471
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[5,6]	11,200	10,717
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[5,6]	6,623	6,260
American Funds Insurance Series — Page 163 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,6]	USD17,490	$18,086
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[5,6]	14,459	15,112
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[5,6]	9,636	9,414
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[5,6]	1,392	1,186
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[5,6]	20,425	18,428
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[5,6]	4,038	3,501
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[5,6]	5,000	6,322
UniCredit SpA 4.625% 4/12/2027[5]	1,395	1,395
Vigorous Champion International, Ltd. 4.25% 5/28/2029	462	452
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[6]	3,524	3,502
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[6]	6,615	6,491
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[6]	11,151	11,516
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	1,003	954
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[6]	8,357	8,456
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[6]	2,545	2,648
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[6]	10,406	10,798
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[6]	188	197
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[6]	4,062	4,541
Wells Fargo & Co. 5.499% 1/23/2035 (USD-SOFR + 1.78% on 1/23/2034)[6]	3,133	3,285
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[6]	5,719	5,291
Willis North America, Inc. 4.65% 6/15/2027	930	938
Willis North America, Inc. 5.90% 3/5/2054	270	284
		1,198,984
Health care 4.50%
AbbVie, Inc. 5.05% 3/15/2034	18,501	19,332
AbbVie, Inc. 5.35% 3/15/2044	800	845
AbbVie, Inc. 5.40% 3/15/2054	15,770	16,735
AbbVie, Inc. 5.50% 3/15/2064	550	588
Amgen, Inc. 5.507% 3/2/2026	725	725
Amgen, Inc. 5.15% 3/2/2028	5,326	5,486
Amgen, Inc. 4.05% 8/18/2029	7,429	7,379
Amgen, Inc. 2.45% 2/21/2030	5,131	4,688
Amgen, Inc. 5.25% 3/2/2030	2,854	2,979
Amgen, Inc. 4.20% 3/1/2033	8,502	8,262
Amgen, Inc. 5.25% 3/2/2033	20,793	21,655
Amgen, Inc. 4.875% 3/1/2053	3,360	3,162
Amgen, Inc. 4.40% 2/22/2062	196	168
AstraZeneca Finance, LLC 4.90% 2/26/2031	5,760	5,995
AstraZeneca Finance, LLC 5.00% 2/26/2034	6,925	7,234
Bausch Health Companies, Inc. 4.875% 6/1/2028[5]	830	650
Baxter International, Inc. 2.539% 2/1/2032	3,906	3,389
Becton, Dickinson and Co. 4.874% 2/8/2029	5,000	5,111
Bristol-Myers Squibb Co. 4.90% 2/22/2029	2,625	2,714
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,990	4,179
Bristol-Myers Squibb Co. 5.20% 2/22/2034	22,685	23,932
Bristol-Myers Squibb Co. 5.50% 2/22/2044	425	451
Bristol-Myers Squibb Co. 2.55% 11/13/2050	2,113	1,347
Bristol-Myers Squibb Co. 3.70% 3/15/2052	2,197	1,747
Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,740	2,017
Bristol-Myers Squibb Co. 5.55% 2/22/2054	12,840	13,613
American Funds Insurance Series — Page 164 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Centene Corp. 4.25% 12/15/2027	USD14,860	$14,607
Centene Corp. 2.45% 7/15/2028	12,410	11,439
Centene Corp. 4.625% 12/15/2029	14,945	14,635
Centene Corp. 3.375% 2/15/2030	15,718	14,496
Centene Corp. 2.50% 3/1/2031	9,750	8,389
Centene Corp. 2.625% 8/1/2031	4,400	3,776
Cigna Group (The) 5.125% 5/15/2031	2,095	2,178
Cigna Group (The) 5.25% 2/15/2034	3,745	3,880
CVS Health Corp. 5.125% 2/21/2030	1,720	1,764
CVS Health Corp. 5.25% 1/30/2031	960	989
CVS Health Corp. 5.55% 6/1/2031	3,707	3,868
CVS Health Corp. 5.25% 2/21/2033	2,122	2,169
CVS Health Corp. 5.70% 6/1/2034	7,706	8,042
CVS Health Corp. 5.625% 2/21/2053	40	40
CVS Health Corp. 5.875% 6/1/2053	4,897	4,987
CVS Health Corp. 6.05% 6/1/2054	1,995	2,083
CVS Health Corp. 6.00% 6/1/2063	1,344	1,372
Elevance Health, Inc. 2.375% 1/15/2025	1,534	1,522
Elevance Health, Inc. 4.10% 5/15/2032	6,161	6,016
Elevance Health, Inc. 4.75% 2/15/2033	887	897
Elevance Health, Inc. 4.55% 5/15/2052	271	242
Elevance Health, Inc. 5.125% 2/15/2053	784	770
GE HealthCare Technologies, Inc. 5.65% 11/15/2027	4,895	5,094
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	207	222
GE HealthCare Technologies, Inc. 6.377% 11/22/2052	215	252
Gilead Sciences, Inc. 5.25% 10/15/2033	3,340	3,524
Gilead Sciences, Inc. 5.55% 10/15/2053	4,978	5,348
HCA, Inc. 5.20% 6/1/2028	4,165	4,275
HCA, Inc. 2.375% 7/15/2031	2,233	1,932
HCA, Inc. 3.625% 3/15/2032	2,400	2,220
HCA, Inc. 4.625% 3/15/2052	226	196
Humana, Inc. 5.375% 4/15/2031	2,078	2,153
Humana, Inc. 5.75% 4/15/2054	954	977
Johnson & Johnson 4.80% 6/1/2029	3,970	4,133
Johnson & Johnson 4.90% 6/1/2031	4,175	4,389
Laboratory Corp. of America Holdings 1.55% 6/1/2026	773	738
Laboratory Corp. of America Holdings 4.70% 2/1/2045	3,975	3,655
Merck & Co., Inc. 1.70% 6/10/2027	3,093	2,931
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	1,375	1,396
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	7,942	8,098
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	5,622	5,821
Roche Holdings, Inc. 1.93% 12/13/2028[5]	7,545	6,947
Roche Holdings, Inc. 2.076% 12/13/2031[5]	9,309	8,044
Roche Holdings, Inc. 4.592% 9/9/2034[5]	765	772
Roche Holdings, Inc. 2.607% 12/13/2051[5]	645	427
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026	306	301
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025	45,000	45,063
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	18,328	17,631
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	26,824	27,979
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	3,870	3,842
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	2,775	3,069
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	46,666	34,727
UnitedHealth Group, Inc. 3.75% 7/15/2025	5,410	5,395
UnitedHealth Group, Inc. 4.80% 1/15/2030	395	407
American Funds Insurance Series — Page 165 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 2.00% 5/15/2030	USD466	$416
UnitedHealth Group, Inc. 4.95% 1/15/2032	1,910	1,976
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,654	1,642
UnitedHealth Group, Inc. 5.15% 7/15/2034	15,956	16,659
UnitedHealth Group, Inc. 3.05% 5/15/2041	1,300	1,027
UnitedHealth Group, Inc. 4.25% 6/15/2048	960	850
UnitedHealth Group, Inc. 3.25% 5/15/2051	572	424
UnitedHealth Group, Inc. 5.625% 7/15/2054	10,472	11,243
UnitedHealth Group, Inc. 4.95% 5/15/2062	69	67
		518,806
Utilities 4.16%
AEP Texas, Inc. 3.45% 5/15/2051	1,380	989
Alabama Power Co. 3.00% 3/15/2052	3,219	2,265
Alfa Desarrollo SpA 4.55% 9/27/2051[5]	996	788
Baltimore Gas and Electric Co. 4.55% 6/1/2052	525	475
Berkshire Hathaway Energy Co. 4.50% 2/1/2045	5,895	5,533
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	1,017	918
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[5]	2,400	2,319
Comision Federal de Electricidad 4.688% 5/15/2029[5]	3,655	3,545
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	1,775	1,534
Consumers Energy Co. 4.625% 5/15/2033	3,500	3,545
Consumers Energy Co. 3.10% 8/15/2050	939	704
DTE Energy Co. 5.10% 3/1/2029	7,900	8,138
DTE Energy Co. 3.00% 3/1/2032	259	237
Duke Energy Carolinas, LLC 5.35% 1/15/2053	332	343
Duke Energy Florida, LLC 5.875% 11/15/2033	370	405
Duke Energy Florida, LLC 3.40% 10/1/2046	5,669	4,381
Duke Energy Florida, LLC 3.00% 12/15/2051	293	203
Duke Energy Florida, LLC 5.95% 11/15/2052	575	637
Duke Energy Progress, LLC 3.70% 9/1/2028	3,750	3,702
Duke Energy Progress, LLC 2.00% 8/15/2031	1,775	1,525
Duke Energy Progress, LLC 2.50% 8/15/2050	644	409
Edison International 4.95% 4/15/2025	175	175
Edison International 4.125% 3/15/2028	6,768	6,711
Edison International 5.25% 11/15/2028	50	51
Edison International 6.95% 11/15/2029	1,525	1,682
Electricité de France SA 5.65% 4/22/2029[5]	1,420	1,492
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[6]	EUR2,800	2,923
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,6]	USD1,575	1,797
Emera US Finance, LP 2.639% 6/15/2031	4,400	3,827
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[5]	1,310	1,272
Entergy Louisiana, LLC 5.15% 9/15/2034	2,475	2,551
Entergy Louisiana, LLC 4.20% 9/1/2048	6,325	5,437
Entergy Louisiana, LLC 4.75% 9/15/2052	395	366
Eversource Energy 5.00% 1/1/2027	3,415	3,470
Eversource Energy 5.50% 1/1/2034	2,700	2,804
FirstEnergy Corp. 1.60% 1/15/2026	20,066	19,401
FirstEnergy Corp. 2.65% 3/1/2030	10,149	9,269
FirstEnergy Corp. 2.25% 9/1/2030	12,602	11,165
FirstEnergy Corp., Series B, 3.90% 7/15/2027	12,178	12,060
Florida Power & Light Co. 5.05% 4/1/2028	1,511	1,560
American Funds Insurance Series — Page 166 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Co. 4.40% 5/15/2028	USD1,655	$1,675
Florida Power & Light Co. 2.45% 2/3/2032	1,844	1,631
Florida Power & Light Co. 5.10% 4/1/2033	7,431	7,778
Florida Power & Light Co. 4.80% 5/15/2033	1,085	1,111
Florida Power & Light Co. 5.30% 4/1/2053	1,255	1,313
Georgia Power Co. 4.65% 5/16/2028	1,050	1,069
Georgia Power Co. 4.95% 5/17/2033	1,845	1,897
Georgia Power Co. 5.25% 3/15/2034	3,200	3,356
Georgia Power Co. 3.70% 1/30/2050	190	151
Jersey Central Power & Light Co. 2.75% 3/1/2032[5]	525	460
Monongahela Power Co. 3.55% 5/15/2027[5]	1,700	1,669
NextEra Energy Capital Holdings, Inc. 5.25% 2/28/2053	1,440	1,444
NiSource, Inc. 5.40% 6/30/2033	650	677
Pacific Gas and Electric Co. 3.15% 1/1/2026	27,543	27,031
Pacific Gas and Electric Co. 2.95% 3/1/2026	10,850	10,593
Pacific Gas and Electric Co. 3.30% 3/15/2027	2,393	2,329
Pacific Gas and Electric Co. 2.10% 8/1/2027	1,000	937
Pacific Gas and Electric Co. 3.30% 12/1/2027	7,997	7,720
Pacific Gas and Electric Co. 3.00% 6/15/2028	2,542	2,418
Pacific Gas and Electric Co. 3.75% 7/1/2028	13,760	13,401
Pacific Gas and Electric Co. 4.65% 8/1/2028	7,900	7,934
Pacific Gas and Electric Co. 6.10% 1/15/2029	3,165	3,344
Pacific Gas and Electric Co. 4.55% 7/1/2030	35,449	35,189
Pacific Gas and Electric Co. 2.50% 2/1/2031	21,597	18,930
Pacific Gas and Electric Co. 6.15% 1/15/2033	518	556
Pacific Gas and Electric Co. 6.40% 6/15/2033	12,331	13,483
Pacific Gas and Electric Co. 5.80% 5/15/2034	6,047	6,393
Pacific Gas and Electric Co. 3.30% 8/1/2040	9,898	7,693
Pacific Gas and Electric Co. 3.75% 8/15/2042	442	350
Pacific Gas and Electric Co. 4.95% 7/1/2050	3,777	3,437
Pacific Gas and Electric Co. 3.50% 8/1/2050	14,919	10,814
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,825	1,892
PacifiCorp 5.10% 2/15/2029	7,150	7,390
PacifiCorp 5.30% 2/15/2031	1,915	1,994
PacifiCorp 5.45% 2/15/2034	8,920	9,275
PacifiCorp 3.30% 3/15/2051	325	230
PacifiCorp 2.90% 6/15/2052	586	379
PacifiCorp 5.35% 12/1/2053	1,748	1,731
PacifiCorp 5.50% 5/15/2054	8,738	8,792
PacifiCorp 5.80% 1/15/2055	7,735	8,123
PECO Energy Co. 5.25% 9/15/2054	1,775	1,837
Public Service Company of Colorado 5.35% 5/15/2034	4,000	4,197
Public Service Company of Colorado 2.70% 1/15/2051	2,472	1,607
Public Service Company of Colorado 5.75% 5/15/2054	1,975	2,141
Public Service Electric and Gas Co. 3.20% 5/15/2029	6,000	5,773
Public Service Electric and Gas Co. 5.20% 8/1/2033	1,200	1,264
Puget Energy, Inc. 3.65% 5/15/2025	300	297
Southern California Edison Co. 4.90% 6/1/2026	1,177	1,189
Southern California Edison Co. 5.30% 3/1/2028	4,000	4,139
Southern California Edison Co. 4.20% 3/1/2029	8,211	8,187
Southern California Edison Co. 5.15% 6/1/2029	450	467
Southern California Edison Co. 2.85% 8/1/2029	7,752	7,282
Southern California Edison Co. 2.50% 6/1/2031	5,044	4,468
Southern California Edison Co. 5.45% 6/1/2031	3,350	3,546
American Funds Insurance Series — Page 167 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 5.20% 6/1/2034	USD4,950	$5,134
Southern California Edison Co. 5.75% 4/1/2035	4,549	4,880
Southern California Edison Co. 5.35% 7/15/2035	6,450	6,734
Southern California Edison Co. 5.625% 2/1/2036	7,051	7,462
Southern California Edison Co. 3.60% 2/1/2045	2,417	1,909
Southern California Edison Co. 3.65% 2/1/2050	14,600	11,376
Southern California Edison Co. 2.95% 2/1/2051	151	104
Southern California Edison Co. 3.65% 6/1/2051	354	273
Southern California Edison Co. 3.45% 2/1/2052	515	384
Southern California Edison Co. 5.75% 4/15/2054	575	616
Southwestern Electric Power Co. 1.65% 3/15/2026	3,550	3,425
Southwestern Electric Power Co. 3.25% 11/1/2051	2,075	1,438
Virginia Electric & Power 2.40% 3/30/2032	2,575	2,248
WEC Energy Group, Inc. 5.60% 9/12/2026	400	410
Wisconsin Power and Light Co. 1.95% 9/16/2031	525	445
Wisconsin Power and Light Co. 3.65% 4/1/2050	1,075	831
Wisconsin Public Service Corp. 2.85% 12/1/2051	375	251
Xcel Energy, Inc. 3.30% 6/1/2025	5,650	5,588
Xcel Energy, Inc. 2.60% 12/1/2029	4,049	3,722
Xcel Energy, Inc. 4.60% 6/1/2032	4,600	4,560
Xcel Energy, Inc. 5.50% 3/15/2034	4,230	4,402
		479,783
Consumer discretionary 3.26%
Allied Universal Holdco, LLC 4.625% 6/1/2028[5]	335	315
Amazon.com, Inc. 1.65% 5/12/2028	3,860	3,576
Amazon.com, Inc. 3.45% 4/13/2029	600	591
Amazon.com, Inc. 3.25% 5/12/2061	4,100	2,975
Amazon.com, Inc. 4.10% 4/13/2062	470	406
Atlas LuxCo 4 SARL 4.625% 6/1/2028[5]	255	240
Bath & Body Works, Inc. 6.875% 11/1/2035	740	772
BMW US Capital, LLC 3.45% 4/1/2027[5]	1,075	1,056
BMW US Capital, LLC 3.70% 4/1/2032[5]	1,350	1,271
Daimler Trucks Finance North America, LLC 1.625% 12/13/2024[5]	4,950	4,912
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[5]	794	806
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	3,567	3,515
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[5]	1,320	1,350
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[5]	832	862
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]	3,230	2,988
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[5]	8,174	7,088
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[5]	691	723
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[5]	246	255
Ford Motor Co. 3.25% 2/12/2032	620	528
Ford Motor Credit Co., LLC 5.125% 6/16/2025	3,870	3,869
Ford Motor Credit Co., LLC 6.95% 3/6/2026	855	875
Ford Motor Credit Co., LLC 6.95% 6/10/2026	755	778
Ford Motor Credit Co., LLC 2.70% 8/10/2026	200	192
Ford Motor Credit Co., LLC 5.125% 11/5/2026	9,695	9,746
Ford Motor Credit Co., LLC 4.271% 1/9/2027	18,742	18,419
Ford Motor Credit Co., LLC 5.80% 3/5/2027	3,145	3,203
Ford Motor Credit Co., LLC 5.85% 5/17/2027	6,490	6,609
Ford Motor Credit Co., LLC 4.95% 5/28/2027	485	484
Ford Motor Credit Co., LLC 4.125% 8/17/2027	39,480	38,463
Ford Motor Credit Co., LLC 3.815% 11/2/2027	3,990	3,847
American Funds Insurance Series — Page 168 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 7.35% 11/4/2027	USD7,549	$8,018
Ford Motor Credit Co., LLC 6.80% 5/12/2028	2,030	2,128
Ford Motor Credit Co., LLC 6.798% 11/7/2028	762	805
Ford Motor Credit Co., LLC 2.90% 2/10/2029	1,065	967
Ford Motor Credit Co., LLC 5.80% 3/8/2029	6,740	6,853
Ford Motor Credit Co., LLC 5.113% 5/3/2029	9,854	9,765
Ford Motor Credit Co., LLC 5.303% 9/6/2029	5,407	5,384
Ford Motor Credit Co., LLC 7.35% 3/6/2030	10,668	11,557
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,015	1,094
Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,960	4,066
Ford Motor Credit Co., LLC 3.625% 6/17/2031	1,215	1,078
Ford Motor Credit Co., LLC 7.122% 11/7/2033	688	744
General Motors Co. 6.125% 10/1/2025	22,221	22,439
General Motors Financial Co., Inc. 4.35% 4/9/2025	11,358	11,316
General Motors Financial Co., Inc. 1.50% 6/10/2026	6,712	6,388
General Motors Financial Co., Inc. 2.35% 2/26/2027	9,771	9,303
General Motors Financial Co., Inc. 4.90% 10/6/2029	4,835	4,842
Grand Canyon University 4.125% 10/1/2024	4,190	4,190
Hanesbrands, Inc. 9.00% 2/15/2031[5]	528	570
Home Depot, Inc. 2.95% 6/15/2029	1,966	1,878
Home Depot, Inc. 4.75% 6/25/2029	1,849	1,906
Home Depot, Inc. 4.85% 6/25/2031	2,559	2,653
Home Depot, Inc. 4.95% 6/25/2034	4,749	4,939
Home Depot, Inc. 4.50% 12/6/2048	1,915	1,792
Home Depot, Inc. 5.30% 6/25/2054	2,234	2,350
Hyundai Capital America 2.65% 2/10/2025[5]	11,383	11,280
Hyundai Capital America 1.80% 10/15/2025[5]	13,274	12,901
Hyundai Capital America 6.25% 11/3/2025[5]	825	841
Hyundai Capital America 1.30% 1/8/2026[5]	6,000	5,765
Hyundai Capital America 5.50% 3/30/2026[5]	705	716
Hyundai Capital America 1.50% 6/15/2026[5]	7,475	7,116
Hyundai Capital America 1.65% 9/17/2026[5]	7,275	6,902
Hyundai Capital America 3.00% 2/10/2027[5]	9,000	8,717
Hyundai Capital America 5.275% 6/24/2027[5]	1,650	1,688
Hyundai Capital America 2.375% 10/15/2027[5]	7,543	7,113
Hyundai Capital America 5.60% 3/30/2028[5]	1,385	1,431
Hyundai Capital America 5.30% 6/24/2029[5]	1,523	1,569
Hyundai Capital America 5.40% 6/24/2031[5]	3,365	3,491
Hyundai Capital Services, Inc. 1.25% 2/8/2026[5]	3,695	3,534
Marriott International, Inc. 5.75% 5/1/2025	190	191
Marriott International, Inc. 5.00% 10/15/2027	4,470	4,563
Marriott International, Inc. 4.90% 4/15/2029	653	667
Marriott International, Inc. 5.35% 3/15/2035	1,365	1,400
McDonald’s Corp. 5.00% 5/17/2029	2,184	2,264
McDonald’s Corp. 2.125% 3/1/2030	2,482	2,237
McDonald’s Corp. 3.60% 7/1/2030	1,014	985
McDonald’s Corp. 5.20% 5/17/2034	2,786	2,948
McDonald’s Corp. 4.45% 3/1/2047	3,535	3,228
McDonald’s Corp. 3.625% 9/1/2049	2,938	2,316
McDonald’s Corp. 5.15% 9/9/2052	509	510
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	8,300	8,514
Sands China, Ltd. 2.30% 3/8/2027	2,368	2,218
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	825	846
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	4,849	4,138
American Funds Insurance Series — Page 169 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Stellantis Finance US, Inc. 6.375% 9/12/2032[5]	USD2,669	$2,861
Toyota Motor Credit Corp. 3.375% 4/1/2030	4,954	4,753
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,625	1,654
Toyota Motor Credit Corp. 5.55% 11/20/2030	690	738
Travel + Leisure Co. 6.625% 7/31/2026[5]	675	688
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[5]	1,635	1,637
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[5]	5,190	5,564
Wynn Resorts Finance, LLC 5.125% 10/1/2029[5]	410	405
		376,128
Energy 2.64%
Antero Resources Corp. 5.375% 3/1/2030[5]	280	277
Apache Corp. 4.625% 11/15/2025	645	636
Apache Corp. 4.25% 1/15/2030	2,465	2,374
Apache Corp. 5.10% 9/1/2040	1,664	1,481
Baker Hughes Holdings, LLC 2.061% 12/15/2026	1,136	1,090
BP Capital Markets America, Inc. 4.893% 9/11/2033	3,049	3,104
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	754	738
Cenovus Energy, Inc. 5.375% 7/15/2025	2,763	2,774
Cenovus Energy, Inc. 4.25% 4/15/2027	13,613	13,557
Cenovus Energy, Inc. 2.65% 1/15/2032	2,969	2,562
Cenovus Energy, Inc. 5.25% 6/15/2037	289	285
Cenovus Energy, Inc. 5.40% 6/15/2047	8,809	8,549
Cenovus Energy, Inc. 3.75% 2/15/2052	19	14
Cheniere Energy Partners, LP 3.25% 1/31/2032	937	839
Chevron Corp. 2.954% 5/16/2026	3,365	3,317
Civitas Resources, Inc. 8.75% 7/1/2031[5]	1,400	1,484
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[5]	268	284
ConocoPhillips Co. 3.80% 3/15/2052	13	10
ConocoPhillips Co. 5.30% 5/15/2053	2,973	3,007
Devon Energy Corp. 4.50% 1/15/2030	5,197	5,153
Diamondback Energy, Inc. 5.20% 4/18/2027	1,645	1,679
Diamondback Energy, Inc. 5.15% 1/30/2030	415	426
Diamondback Energy, Inc. 5.40% 4/18/2034	1,195	1,221
Diamondback Energy, Inc. 5.75% 4/18/2054	902	910
DT Midstream, Inc. 4.125% 6/15/2029[5]	555	531
Ecopetrol SA 4.625% 11/2/2031	270	232
Ecopetrol SA 8.875% 1/13/2033	15,110	16,213
Enbridge, Inc. 6.20% 11/15/2030	1,650	1,797
Energy Transfer, LP 5.25% 7/1/2029	979	1,009
Energy Transfer, LP 6.40% 12/1/2030	479	522
Energy Transfer, LP 6.05% 9/1/2054	1,095	1,135
Eni SpA 5.50% 5/15/2034[5]	359	372
Eni SpA 5.95% 5/15/2054[5]	222	229
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,465	1,488
EQT Corp. 7.25% 2/1/2030[6]	7,500	8,194
Equinor ASA 3.625% 9/10/2028	4,928	4,858
Equinor ASA 3.125% 4/6/2030	20,000	19,017
Equinor ASA 3.25% 11/18/2049	5,687	4,278
Exxon Mobil Corp. 3.043% 3/1/2026	4,625	4,570
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	11,320	11,727
Kinder Morgan, Inc. 5.00% 2/1/2029	1,480	1,512
Occidental Petroleum Corp. 8.875% 7/15/2030	4,345	5,128
Occidental Petroleum Corp. 6.125% 1/1/2031	759	801
American Funds Insurance Series — Page 170 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 6.45% 9/15/2036	USD3,330	$3,599
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[5]	6	6
Oleoducto Central SA 4.00% 7/14/2027[5]	1,715	1,643
Oleoducto Central SA 4.00% 7/14/2027	350	335
ONEOK, Inc. 5.55% 11/1/2026	736	753
ONEOK, Inc. 5.65% 11/1/2028	467	488
ONEOK, Inc. 6.05% 9/1/2033	5,037	5,385
Petroleos Mexicanos 6.875% 10/16/2025	5,000	5,009
Petroleos Mexicanos 4.50% 1/23/2026	1,158	1,121
Petroleos Mexicanos 6.875% 8/4/2026	9,682	9,650
Petroleos Mexicanos 6.49% 1/23/2027	20,653	20,350
Petroleos Mexicanos 6.50% 3/13/2027	35,154	34,495
Petroleos Mexicanos 6.50% 1/23/2029	2,404	2,273
Petroleos Mexicanos 8.75% 6/2/2029	14,185	14,370
Petroleos Mexicanos 6.84% 1/23/2030	11,164	10,345
Petroleos Mexicanos 5.95% 1/28/2031	4,681	4,054
Petroleos Mexicanos 6.70% 2/16/2032	15,755	14,135
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	9,610	9,750
Shell International Finance BV 3.875% 11/13/2028	9,410	9,388
Shell International Finance BV 2.75% 4/6/2030	377	351
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[5]	809	815
South Bow USA Infrastructure Holdings, LLC 5.584% 10/1/2034[5]	6,028	6,089
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]	3,528	3,574
Southwestern Energy Co. 5.70% 1/23/2025[6]	495	495
Targa Resources Corp. 5.50% 2/15/2035	2,571	2,649
TotalEnergies Capital International SA 3.455% 2/19/2029	885	865
TotalEnergies Capital SA 5.275% 9/10/2054	1,395	1,398
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	1,578	1,554
Williams Companies, Inc. 5.15% 3/15/2034	790	799
		305,122
Industrials 2.12%
ADT Security Corp. 4.125% 8/1/2029[5]	510	488
Air Lease Corp. 2.875% 1/15/2026	10,172	9,967
Air Lease Corp. 2.20% 1/15/2027	4,341	4,135
Air Lease Corp. 5.20% 7/15/2031	3,650	3,733
BAE Systems PLC 5.00% 3/26/2027[5]	1,200	1,220
BAE Systems PLC 5.125% 3/26/2029[5]	3,482	3,584
BAE Systems PLC 5.25% 3/26/2031[5]	2,156	2,242
BAE Systems PLC 5.30% 3/26/2034[5]	570	593
BNSF Funding Trust I, junior subordinated, 6.613% 12/15/2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[6,8]	1,680	1,702
Boeing Co. 4.875% 5/1/2025	21,607	21,529
Boeing Co. 2.75% 2/1/2026	11,211	10,885
Boeing Co. 2.196% 2/4/2026	9,781	9,423
Boeing Co. 2.70% 2/1/2027	6,473	6,141
Boeing Co. 5.04% 5/1/2027	13,539	13,583
Boeing Co. 6.259% 5/1/2027[5]	4,214	4,354
Boeing Co. 3.25% 2/1/2028	11,810	11,193
Boeing Co. 3.25% 3/1/2028	1,925	1,816
Boeing Co. 6.298% 5/1/2029[5]	1,507	1,586
Boeing Co. 5.15% 5/1/2030	25,342	25,411
Boeing Co. 3.625% 2/1/2031	751	688
Boeing Co. 6.388% 5/1/2031[5]	5,632	5,991
Boeing Co. 6.528% 5/1/2034[5]	1,381	1,483
American Funds Insurance Series — Page 171 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian National Railway Co. 5.85% 11/1/2033	USD465	$513
Canadian Pacific Railway Co. 1.75% 12/2/2026	1,066	1,015
Canadian Pacific Railway Co. 3.10% 12/2/2051	2,286	1,634
Carrier Global Corp. 2.722% 2/15/2030	292	270
Carrier Global Corp. 2.70% 2/15/2031	292	264
Carrier Global Corp. 5.90% 3/15/2034	1,114	1,217
Carrier Global Corp. 3.377% 4/5/2040	14,710	12,159
Carrier Global Corp. 3.577% 4/5/2050	47	37
Carrier Global Corp. 6.20% 3/15/2054	409	473
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[5]	1,260	1,280
CSX Corp. 4.10% 11/15/2032	1,886	1,856
CSX Corp. 5.20% 11/15/2033	1,333	1,406
CSX Corp. 4.50% 11/15/2052	4,470	4,138
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	978	975
General Dynamics Corp. 3.75% 5/15/2028	479	476
General Dynamics Corp. 3.625% 4/1/2030	387	378
Honeywell International, Inc. 4.875% 9/1/2029	270	280
Honeywell International, Inc. 4.95% 9/1/2031	270	283
Honeywell International, Inc. 4.75% 2/1/2032	900	926
Honeywell International, Inc. 5.00% 3/1/2035	400	417
Honeywell International, Inc. 5.25% 3/1/2054	400	418
Honeywell International, Inc. 5.35% 3/1/2064	400	422
Ingersoll-Rand, Inc. 5.197% 6/15/2027	665	682
Ingersoll-Rand, Inc. 5.40% 8/14/2028	801	835
Ingersoll-Rand, Inc. 5.176% 6/15/2029	1,463	1,514
Ingersoll-Rand, Inc. 5.314% 6/15/2031	176	184
Ingersoll-Rand, Inc. 5.70% 8/14/2033	946	1,014
Ingersoll-Rand, Inc. 5.45% 6/15/2034	1,176	1,238
Ingersoll-Rand, Inc. 5.70% 6/15/2054	400	427
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,126	1,177
Lockheed Martin Corp. 4.50% 2/15/2029	1,174	1,196
Lockheed Martin Corp. 4.80% 8/15/2034	2,393	2,455
Lockheed Martin Corp. 5.20% 2/15/2064	600	622
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[5]	2,690	2,645
Norfolk Southern Corp. 5.05% 8/1/2030	1,734	1,806
Norfolk Southern Corp. 5.35% 8/1/2054	1,458	1,500
Northrop Grumman Corp. 4.70% 3/15/2033	2,909	2,954
Northrop Grumman Corp. 4.95% 3/15/2053	1,124	1,100
Republic Services, Inc. 2.375% 3/15/2033	1,635	1,390
Republic Services, Inc. 5.00% 4/1/2034	15	15
RTX Corp. 5.75% 11/8/2026	550	567
RTX Corp. 3.125% 5/4/2027	4,551	4,441
RTX Corp. 4.125% 11/16/2028	4,974	4,963
RTX Corp. 5.75% 1/15/2029	410	435
RTX Corp. 6.00% 3/15/2031	550	598
RTX Corp. 2.375% 3/15/2032	451	392
RTX Corp. 6.10% 3/15/2034	401	443
RTX Corp. 2.82% 9/1/2051	665	445
RTX Corp. 3.03% 3/15/2052	1,190	832
RTX Corp. 6.40% 3/15/2054	1,006	1,189
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[5]	2,550	2,218
Triton Container International, Ltd. 3.15% 6/15/2031[5]	2,482	2,165
Union Pacific Corp. 2.15% 2/5/2027	2,213	2,123
Union Pacific Corp. 2.40% 2/5/2030	4,454	4,089
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Union Pacific Corp. 2.375% 5/20/2031	USD2,298	$2,063
Union Pacific Corp. 2.80% 2/14/2032	5,244	4,774
Union Pacific Corp. 3.25% 2/5/2050	7,000	5,289
Union Pacific Corp. 2.95% 3/10/2052	1,405	989
United Rentals (North America), Inc. 5.50% 5/15/2027	2,500	2,506
Veralto Corp. 5.50% 9/18/2026	350	358
Veralto Corp. 5.35% 9/18/2028	2,450	2,552
Veralto Corp. 5.45% 9/18/2033	1,680	1,763
Waste Management, Inc. 1.50% 3/15/2031	419	355
Waste Management, Inc. 4.15% 4/15/2032	688	683
Waste Management, Inc. 4.875% 2/15/2034	2,830	2,920
		244,490
Communication services 1.56%
AT&T, Inc. 1.70% 3/25/2026	17,807	17,148
AT&T, Inc. 1.65% 2/1/2028	4,700	4,334
AT&T, Inc. 4.30% 2/15/2030	15,940	15,925
AT&T, Inc. 2.55% 12/1/2033	12,748	10,751
AT&T, Inc. 5.40% 2/15/2034	629	660
CCO Holdings, LLC 5.125% 5/1/2027[5]	4,800	4,728
CCO Holdings, LLC 4.75% 2/1/2032[5]	1,265	1,116
CCO Holdings, LLC 4.25% 1/15/2034[5]	3,875	3,182
Charter Communications Operating, LLC 6.10% 6/1/2029	1,360	1,408
Charter Communications Operating, LLC 2.80% 4/1/2031	6,057	5,185
Charter Communications Operating, LLC 4.40% 4/1/2033	1,092	1,000
Charter Communications Operating, LLC 5.75% 4/1/2048	5,000	4,369
Charter Communications Operating, LLC 5.25% 4/1/2053	835	683
Comcast Corp. 3.15% 2/15/2028	7,200	6,994
Comcast Corp. 4.55% 1/15/2029	1,610	1,639
Comcast Corp. 4.80% 5/15/2033	1,841	1,878
Comcast Corp. 2.887% 11/1/2051	18	12
Comcast Corp. 5.35% 5/15/2053	3,455	3,537
Comcast Corp. 5.50% 5/15/2064	250	259
Lumen Technologies, Inc. 10.00% 10/15/2032[5]	5,787	5,613
Netflix, Inc. 5.875% 11/15/2028	5,469	5,830
Netflix, Inc. 5.375% 11/15/2029[5]	7,416	7,805
Netflix, Inc. 4.90% 8/15/2034	645	667
Netflix, Inc. 5.40% 8/15/2054	127	135
News Corp. 5.125% 2/15/2032[5]	1,300	1,278
SBA Tower Trust 1.631% 11/15/2026[5]	6,741	6,316
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	675	637
Sprint, LLC 7.625% 2/15/2025	1,305	1,310
T-Mobile USA, Inc. 3.50% 4/15/2025	3,275	3,252
T-Mobile USA, Inc. 2.625% 4/15/2026	4,416	4,307
T-Mobile USA, Inc. 3.75% 4/15/2027	5,000	4,941
T-Mobile USA, Inc. 4.95% 3/15/2028	705	721
T-Mobile USA, Inc. 4.80% 7/15/2028	175	178
T-Mobile USA, Inc. 4.85% 1/15/2029	2,725	2,783
T-Mobile USA, Inc. 3.875% 4/15/2030	4,500	4,377
T-Mobile USA, Inc. 2.875% 2/15/2031	14,691	13,370
T-Mobile USA, Inc. 5.05% 7/15/2033	832	853
T-Mobile USA, Inc. 5.75% 1/15/2034	730	784
T-Mobile USA, Inc. 3.00% 2/15/2041	2,100	1,614
T-Mobile USA, Inc. 6.00% 6/15/2054	920	1,014
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.50% 1/15/2055	USD406	$421
Verizon Communications, Inc. 1.75% 1/20/2031	9,144	7,803
Verizon Communications, Inc. 2.55% 3/21/2031	5,047	4,508
Verizon Communications, Inc. 2.355% 3/15/2032	2,775	2,392
Verizon Communications, Inc. 4.78% 2/15/2035[5]	1,552	1,550
Verizon Communications, Inc. 3.55% 3/22/2051	1,520	1,178
Verizon Communications, Inc. 3.875% 3/1/2052	3,155	2,589
Vodafone Group PLC 4.25% 9/17/2050	3,050	2,547
WarnerMedia Holdings, Inc. 3.638% 3/15/2025	3,056	3,035
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,126	1,089
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	112	100
ZipRecruiter, Inc. 5.00% 1/15/2030[5]	490	444
		180,249
Consumer staples 1.31%
7-Eleven, Inc. 1.80% 2/10/2031[5]	2,923	2,464
7-Eleven, Inc. 2.80% 2/10/2051[5]	5,000	3,206
Altria Group, Inc. 4.40% 2/14/2026	4,585	4,581
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	6,635	6,810
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	4,715	5,086
BAT Capital Corp. 3.557% 8/15/2027	9,271	9,084
BAT Capital Corp. 2.259% 3/25/2028	2,353	2,190
BAT Capital Corp. 6.343% 8/2/2030	2,210	2,393
BAT Capital Corp. 4.742% 3/16/2032	2,675	2,677
BAT Capital Corp. 6.421% 8/2/2033	4,665	5,126
BAT Capital Corp. 7.079% 8/2/2043	1,323	1,517
BAT Capital Corp. 4.758% 9/6/2049	15,972	13,793
BAT Capital Corp. 5.65% 3/16/2052	120	117
BAT International Finance PLC 3.95% 6/15/2025[5]	16,879	16,750
BAT International Finance PLC 1.668% 3/25/2026	4,070	3,912
BAT International Finance PLC 4.448% 3/16/2028	2,925	2,928
Campbell Soup Co. 5.20% 3/21/2029	726	752
Campbell Soup Co. 5.40% 3/21/2034	534	560
Coca-Cola Co. 4.65% 8/14/2034	1,460	1,496
Coca-Cola Co. 5.20% 1/14/2055	869	912
Coca-Cola Co. 5.40% 5/13/2064	970	1,039
Conagra Brands, Inc. 5.30% 11/1/2038	436	438
Constellation Brands, Inc. 3.50% 5/9/2027	7,500	7,370
Constellation Brands, Inc. 4.35% 5/9/2027	890	893
Constellation Brands, Inc. 2.25% 8/1/2031	1,487	1,286
Constellation Brands, Inc. 4.75% 5/9/2032	1,978	1,995
Constellation Brands, Inc. 4.90% 5/1/2033	2,807	2,838
H.J. Heinz Co. 4.875% 10/1/2049	2,725	2,570
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	3,110	2,837
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	685	600
JBS USA Holding Lux SARL 2.50% 1/15/2027	3,000	2,873
JBS USA Holding Lux SARL 3.00% 2/2/2029	2,092	1,948
PepsiCo, Inc. 1.95% 10/21/2031	4,553	3,955
Philip Morris International, Inc. 4.875% 2/13/2026	2,508	2,534
Philip Morris International, Inc. 5.25% 9/7/2028	2,800	2,904
Philip Morris International, Inc. 5.125% 2/15/2030	982	1,019
Philip Morris International, Inc. 5.50% 9/7/2030	4,565	4,835
Philip Morris International, Inc. 5.375% 2/15/2033	1,644	1,720
Philip Morris International, Inc. 4.875% 11/15/2043	4,407	4,285
American Funds Insurance Series — Page 174 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American, Inc. 4.45% 6/12/2025	USD14,570	$14,529
Walmart, Inc. 4.10% 4/15/2033	1,206	1,210
Walmart, Inc. 4.50% 4/15/2053	1,416	1,367
		151,399
Real estate 0.88%
American Tower Corp. 3.65% 3/15/2027	1,375	1,354
Boston Properties, LP 2.90% 3/15/2030	4,630	4,162
Boston Properties, LP 3.25% 1/30/2031	463	417
Boston Properties, LP 2.55% 4/1/2032	1,674	1,396
Boston Properties, LP 2.45% 10/1/2033	1,335	1,069
Boston Properties, LP 6.50% 1/15/2034	10,849	11,814
Boston Properties, LP 5.75% 1/15/2035	11,874	12,115
COPT Defense Properties, LP 2.00% 1/15/2029	1,139	1,012
COPT Defense Properties, LP 2.75% 4/15/2031	1,547	1,355
COPT Defense Properties, LP 2.90% 12/1/2033	564	473
Corp. Inmobiliaria Vesta, SAB de CV, 3.625% 5/13/2031[5]	395	352
Crown Castle, Inc. 5.00% 1/11/2028	4,874	4,961
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	3,410	3,580
Equinix, Inc. 2.90% 11/18/2026	2,762	2,689
Equinix, Inc. 3.20% 11/18/2029	887	838
Equinix, Inc. 3.90% 4/15/2032	1,155	1,106
FibraSOMA 4.375% 7/22/2031[5]	1,475	1,223
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	1,755	1,731
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	2,755	2,572
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	3,135	2,876
Iron Mountain, Inc. 5.25% 3/15/2028[5]	3,020	3,010
Iron Mountain, Inc. 5.25% 7/15/2030[5]	675	667
Kilroy Realty, LP 6.25% 1/15/2036	1,994	2,043
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]	4,683	4,970
Prologis, LP 4.875% 6/15/2028	1,040	1,068
Prologis, LP 4.75% 6/15/2033	1,409	1,429
Prologis, LP 5.125% 1/15/2034	6,175	6,389
Prologis, LP 5.00% 3/15/2034	360	369
Prologis, LP 5.25% 6/15/2053	117	119
Public Storage Operating Co. 2.30% 5/1/2031	2,920	2,596
Scentre Group Trust 1 3.50% 2/12/2025[5]	4,015	3,991
Service Properties Trust 3.95% 1/15/2028	1,710	1,481
Service Properties Trust 8.625% 11/15/2031[5]	3,040	3,308
VICI Properties, LP 4.375% 5/15/2025	670	667
VICI Properties, LP 4.75% 2/15/2028	6,844	6,876
VICI Properties, LP 4.95% 2/15/2030	5,515	5,552
		101,630
Information technology 0.41%
Analog Devices, Inc. 2.10% 10/1/2031	270	235
Analog Devices, Inc. 5.05% 4/1/2034	717	751
Analog Devices, Inc. 2.80% 10/1/2041	521	395
Broadcom Corp. 3.875% 1/15/2027	5,966	5,927
Broadcom, Inc. 5.05% 7/12/2027	2,545	2,602
Broadcom, Inc. 4.00% 4/15/2029[5]	609	600
Broadcom, Inc. 5.05% 7/12/2029	2,177	2,243
Broadcom, Inc. 5.15% 11/15/2031	5,186	5,384
Broadcom, Inc. 4.15% 4/15/2032[5]	630	611
American Funds Insurance Series — Page 175 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.469% 4/15/2034[5]	USD11,652	$10,497
Broadcom, Inc. 4.80% 10/15/2034	1,063	1,063
Broadcom, Inc. 3.137% 11/15/2035[5]	847	725
Broadcom, Inc. 4.926% 5/15/2037[5]	2,879	2,878
Cisco Systems, Inc. 4.95% 2/26/2031	991	1,036
Cisco Systems, Inc. 5.05% 2/26/2034	843	886
Cisco Systems, Inc. 5.30% 2/26/2054	784	832
Microchip Technology, Inc. 5.05% 3/15/2029	4,350	4,469
Oracle Corp. 1.65% 3/25/2026	4,867	4,681
ServiceNow, Inc. 1.40% 9/1/2030	1,447	1,242
		47,057
Materials 0.12%
Air Products and Chemicals, Inc. 2.70% 5/15/2040	2,911	2,236
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	138	145
Braskem Netherlands Finance BV 7.25% 2/13/2033[5]	700	694
Celanese US Holdings, LLC 6.165% 7/15/2027	2,875	2,980
Celanese US Holdings, LLC 6.35% 11/15/2028	495	523
Celanese US Holdings, LLC 6.33% 7/15/2029	297	315
Celanese US Holdings, LLC 6.55% 11/15/2030	465	501
Celanese US Holdings, LLC 6.379% 7/15/2032	800	856
Celanese US Holdings, LLC 6.70% 11/15/2033	1,031	1,129
Dow Chemical Co. (The) 5.15% 2/15/2034	659	678
Dow Chemical Co. (The) 5.55% 11/30/2048	142	144
Dow Chemical Co. (The) 6.90% 5/15/2053	62	74
Dow Chemical Co. (The) 5.60% 2/15/2054	504	521
Eastman Chemical Co. 5.625% 2/20/2034	117	122
Methanex Corp. 5.125% 10/15/2027	510	505
NOVA Chemicals Corp. 8.50% 11/15/2028[5]	205	219
NOVA Chemicals Corp. 4.25% 5/15/2029[5]	425	395
OCI NV 6.70% 3/16/2033[5]	950	996
POSCO 5.75% 1/17/2028[5]	745	775
		13,808
Municipals 0.01%
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[5]	730	591
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	565	448
		1,039
Total corporate bonds, notes & loans		3,618,495
U.S. Treasury bonds & notes 17.47% U.S. Treasury 16.58%
U.S. Treasury 3.875% 3/31/2025	81,282	81,098
U.S. Treasury 4.625% 6/30/2025	67,785	68,029
U.S. Treasury 3.00% 7/15/2025	97,643	96,859
U.S. Treasury 5.00% 9/30/2025	1,090	1,101
U.S. Treasury 5.00% 10/31/2025	27,980	28,292
U.S. Treasury 2.25% 11/15/2025	6,785	6,664
U.S. Treasury 4.00% 12/15/2025	42,800	42,872
U.S. Treasury 4.25% 12/31/2025	4,994	5,018
U.S. Treasury 3.625% 5/15/2026	1,926	1,924
U.S. Treasury 4.125% 6/15/2026	205	206
U.S. Treasury 4.375% 7/31/2026	271	274
American Funds Insurance Series — Page 176 of 288

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 8/31/2026	USD8,871	$8,399
U.S. Treasury 3.50% 9/30/2026	52,287	52,141
U.S. Treasury 4.625% 11/15/2026	3,589	3,662
U.S. Treasury 4.00% 1/15/2027	3,741	3,773
U.S. Treasury 1.875% 2/28/2027	4,000	3,843
U.S. Treasury 2.625% 5/31/2027	43,530	42,482
U.S. Treasury 3.375% 9/15/2027	93,083	92,614
U.S. Treasury 2.25% 11/15/2027	105,830	101,722
U.S. Treasury 6.125% 11/15/2027	24,000	25,826
U.S. Treasury 1.125% 2/29/2028	9,895	9,122
U.S. Treasury 4.00% 2/29/2028	4,750	4,816
U.S. Treasury 3.625% 3/31/2028	13	13
U.S. Treasury 1.00% 7/31/2028	5,630	5,114
U.S. Treasury 1.125% 8/31/2028	13,555	12,348
U.S. Treasury 5.25% 11/15/2028	5,700	6,071
U.S. Treasury 2.375% 5/15/2029	4,070	3,864
U.S. Treasury 4.00% 7/31/2029	334	340
U.S. Treasury 3.50% 9/30/2029	281,367	280,543
U.S. Treasury 3.875% 12/31/2029	44,049	44,637
U.S. Treasury 4.00% 2/28/2030	38,255	38,993
U.S. Treasury 3.75% 5/31/2030	13,300	13,390
U.S. Treasury 4.125% 8/31/2030	11,215	11,510
U.S. Treasury 4.875% 10/31/2030	92,133	98,345
U.S. Treasury 1.625% 5/15/2031	1,630	1,437
U.S. Treasury 3.625% 9/30/2031	17,879	17,847
U.S. Treasury 4.125% 11/15/2032	114	117
U.S. Treasury 4.375% 5/15/2034	100	105
U.S. Treasury 3.875% 8/15/2034	22,655	22,816
U.S. Treasury 4.25% 5/15/2039[10]	109,335	113,025
U.S. Treasury 1.375% 11/15/2040	24,540	16,658
U.S. Treasury 1.875% 2/15/2041	24,272	17,808
U.S. Treasury 4.75% 2/15/2041	75,066	81,793
U.S. Treasury 2.00% 11/15/2041	57	42
U.S. Treasury 2.375% 2/15/2042	2,701	2,104
U.S. Treasury 3.25% 5/15/2042	10,848	9,648
U.S. Treasury 4.125% 8/15/2044	67,693	67,174
U.S. Treasury 3.00% 2/15/2049	114,305	92,533
U.S. Treasury 2.875% 5/15/2049	19,228	15,181
U.S. Treasury 2.875% 5/15/2052	990	775
U.S. Treasury 4.00% 11/15/2052	8,553	8,325
U.S. Treasury 4.125% 8/15/2053	6,390	6,365
U.S. Treasury 4.625% 5/15/2054[10]	223,841	242,833
		1,912,491
U.S. Treasury inflation-protected securities 0.89%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]	2,993	2,956
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]	5,388	5,312
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]	5,927	5,764
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]	50,763	49,373
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[10,11]	4,144	4,015
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]	— [3]	— [3]
American Funds Insurance Series — Page 177 of 288

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]	USD29,503	$26,701
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]	8,589	8,941
		103,062
Total U.S. Treasury bonds & notes		2,015,553
Asset-backed obligations 5.74%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,5]	231	232
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,5]	59	58
Affirm Asset Securitization Trust, Series 2022-X1, Class A, 1.75% 2/15/2027[1,5]	9	9
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,5]	9,848	9,857
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,5]	766	769
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,5]	11,785	11,946
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,5]	3,485	3,533
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,5]	1,972	1,979
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]	505	512
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,5]	4,033	4,080
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,5]	2,673	2,654
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,5]	396	394
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]	392	393
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]	462	458
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]	1,109	1,076
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]	2,613	2,500
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,5]	7,689	7,564
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,5]	2,427	2,353
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,5]	623	608
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,5]	1,279	1,262
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,5]	3,445	3,269
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,5]	531	503
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,5]	193	183
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,5]	6,724	6,913
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,5]	5,059	5,285
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,5]	4,665	4,805
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,5]	6,298	6,397
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,5]	31	30
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,5]	269	259
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,5]	3,311	3,055
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,5]	381	346
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]	213	216
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]	881	888
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]	5,539	5,564
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]	1,400	1,430
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,5]	7,257	7,280
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,5]	14,792	15,071
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]	200	200
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]	210	206
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]	206	202
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,5]	122	123
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,5]	469	477
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]	94	91
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,5]	172	178
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	14,414	12,986
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,5]	USD5,614	$5,012
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,5]	620	541
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,5]	328	306
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	18,497	17,904
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	1,914	1,738
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,5]	3,362	3,221
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,5]	364	319
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	5,994	5,635
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,5]	1,898	1,749
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,5]	14,984	15,081
CF Hippolyta, LLC, Series 2022-1, Class A2, 6.11% 8/15/2062[1,5]	6,572	6,631
Chase Issuance Trust, Series 2024-A2, Class A, 4.63% 1/15/2031[1]	8,429	8,646
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,5]	936	952
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,5]	1,635	1,664
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,5]	799	824
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,5]	8,047	8,048
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,5]	1,766	1,637
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,5]	3,640	3,386
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,5]	333	305
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,5]	168	168
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,5]	162	161
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,5]	870	875
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,5]	406	407
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,5]	1,237	1,253
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]	2,010	2,012
CPS Auto Receivables Trust, Series 2022-B, Class B, 3.88% 8/15/2028[1,5]	503	502
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,5]	2,797	2,788
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]	2,390	2,392
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]	2,782	2,737
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,5]	369	363
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,5]	732	721
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,5]	131	131
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,5]	819	838
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,5]	846	884
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,5]	316	290
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,5]	3,367	3,404
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,5]	897	897
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,5]	653	652
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,5]	14,087	14,228
Exeter Automobile Receivables Trust, Series 2020-1, Class D, 2.73% 12/15/2025[1,5]	69	69
Exeter Automobile Receivables Trust, Series 2023-3, Class A3, 6.04% 7/15/2026[1]	28	28
Exeter Automobile Receivables Trust, Series 2022-4A, Class B, 4.57% 1/15/2027[1]	39	39
Exeter Automobile Receivables Trust, Series 2023-5, Class A3, 6.32% 3/15/2027[1]	1,709	1,716
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]	2,264	2,204
Exeter Automobile Receivables Trust, Series 2023-3, Class B, 6.11% 9/15/2027[1]	232	233
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[1]	5,028	5,124
Exeter Automobile Receivables Trust, Series 2023-3, Class C, 6.21% 6/15/2028[1]	418	425
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]	271	270
Exeter Automobile Receivables Trust, Series 2023-3, Class D, 6.68% 4/16/2029[1]	758	785
Exeter Automobile Receivables Trust, Series 2023-1, Class D, 6.69% 6/15/2029[1]	462	474
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,5]	1,014	1,115
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,5]	16,698	16,165
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,5]	1,370	1,301
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,5]	1,726	1,711
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,5]	561	567
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,5]	USD312	$317
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,5]	454	468
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,5]	307	319
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]	482	482
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]	765	775
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]	597	610
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,5]	30,070	29,920
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,5]	1,619	1,602
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,5]	4,218	4,301
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,5]	5,833	5,896
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,5]	1,560	1,458
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,5]	1,183	1,080
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,5]	132	115
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,5]	2,139	2,015
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,5]	7,655	7,057
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,5]	2,136	1,982
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,5]	1,800	1,643
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,5]	193	193
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,5]	4,751	4,808
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]	2,431	2,441
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,5]	1,175	1,186
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,5]	561	571
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,5]	507	524
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,5]	2,257	2,287
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]	807	813
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]	101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]	483	490
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]	320	329
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,5]	4,815	4,969
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,5]	2,703	2,848
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,5]	3,984	4,210
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,5]	1,600	1,629
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,5]	948	986
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,5,7]	8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,5]	330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,5]	1,174	1,082
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]	6,352	6,314
Hertz Vehicle Financing, LLC, Series 2021-1A, Class B, 1.56% 12/26/2025[1,5]	586	582
Hertz Vehicle Financing, LLC, Series 2021-1A, Class C, 2.05% 12/26/2025[1,5]	405	402
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,5]	17,770	16,753
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,5]	1,264	1,188
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,5]	859	802
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,5]	3,007	3,071
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]	342	344
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]	188	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,5]	9,479	9,482
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]	160	163
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]	160	164
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,5]	345	345
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,5]	219	218
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,5]	337	338
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,5]	706	709
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]	796	799
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,5]	438	444
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,5]	1,622	1,641
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,5]	USD861	$867
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,5]	615	621
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,5]	848	867
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,5]	1,361	1,376
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,5]	3,223	3,323
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,5]	714	737
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,5]	623	642
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,5]	483	506
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,5]	123	125
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD CME Term SOFR + 1.262%) 6.544% 7/21/2030[1,2,5]	630	631
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]	1,050	1,079
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,5]	1,117	1,131
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,5]	7,752	7,882
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,5]	3,155	3,185
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]	1,895	1,709
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,5]	1,092	967
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,5]	684	613
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,5]	3,795	3,515
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 4/20/2062[1,5]	203	188
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]	3,494	3,240
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,5]	7,979	7,454
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.815% 4/20/2062[1,2,5]	2,602	2,584
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	50,765	46,845
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 6.516% 7/25/2030[1,2,5]	197	197
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]	598	611
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,5]	6,905	6,944
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,5]	2,314	2,318
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,5]	482	483
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[1,5]	51	50
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,5]	3,173	3,180
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,5]	4,464	4,528
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,5]	1,721	1,716
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 6.492% 8/16/2027[1,2,5]	1,393	1,400
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,5]	1,710	1,745
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,5]	4,558	4,624
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,5]	909	933
PK ALIFT Loan Funding, Series 2024-2, Class A, 5.052% 10/15/2039[1,5]	6,152	6,156
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,5]	2,524	2,549
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[1,5]	41	41
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,5]	5,088	5,202
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 6.219% 7/25/2051[1,2,5]	234	233
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 11/16/2026[1]	194	194
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]	735	733
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]	1,011	996
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]	5,988	6,003
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]	1,629	1,601
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]	703	709
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[1]	856	856
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]	700	715
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,5]	2,477	2,481
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,5]	6,276	6,332
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,5]	3,047	3,077
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,5]	USD762	$765
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,5]	624	633
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,5]	361	371
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,5]	2,322	2,144
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,5]	428	388
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,5]	760	784
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.892% 11/15/2052[1,2,5]	840	848
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,5]	2,082	1,910
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,5]	2,189	2,098
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,5]	314	303
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,5]	660	629
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,5]	749	711
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,5]	1,292	1,242
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,5]	2,256	2,112
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,5]	926	885
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,5]	1,737	1,623
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,5]	5,175	4,734
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,5]	289	265
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,5]	4,360	4,026
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,5]	3,612	3,372
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,5]	108	98
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,5]	8,501	7,838
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,5]	2,941	2,662
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,5]	286	260
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]	1,215	1,216
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]	7,985	8,050
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,5]	5,380	5,497
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 7/15/2026[1,5]	127	127
Westlake Automobile Receivables Trust, Series 2023-2, Class A2A, 5.87% 7/15/2026[1,5]	25	25
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,5]	1,446	1,423
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,5]	1,799	1,806
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,5]	3,420	3,456
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,5]	3,052	3,106
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,5]	1,175	1,193
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,5]	2,219	2,264
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,5]	1,236	1,275
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]	12,506	12,626
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]	290	293
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]	232	237
		662,091
Municipals 1.50% California 0.02%
G.O. Bonds, Series 2009, 7.50% 4/1/2034	2,100	2,520
Illinois 1.34%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	65	66
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	31,050	30,411
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	8,945	9,033
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Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	USD2,500	$2,382
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	110,885	112,697
		154,589
Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,500	7,876
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,075	3,143
Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	4,535	4,517
Total municipals		172,645
Bonds & notes of governments & government agencies outside the U.S. 1.04%
Chile (Republic of) 4.00% 1/31/2052	580	481
Colombia (Republic of) 7.50% 2/2/2034	2,530	2,631
Dominican Republic 5.95% 1/25/2027[5]	8,100	8,219
Dominican Republic 7.05% 2/3/2031[5]	680	733
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR10,830	11,320
Greece (Hellenic Republic of) 0.75% 6/18/2031	9,600	9,380
Greece (Hellenic Republic of) 4.25% 6/15/2033	23,825	29,009
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR43,391,000	2,971
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	11,783,000	790
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	53,026,000	3,964
Paraguay (Republic of) 5.00% 4/15/2026	USD960	962
Poland (Republic of) 5.75% 11/16/2032	555	597
Poland (Republic of) 4.875% 10/4/2033	830	846
Portuguese Republic 5.125% 10/15/2024	24,775	24,774
Qatar (State of) 4.50% 4/23/2028[5]	5,100	5,208
Qatar (State of) 5.103% 4/23/2048[5]	3,400	3,503
United Mexican States 6.00% 5/7/2036	14,755	15,063
		120,451
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026	11,910	11,621
Total bonds, notes & other debt instruments (cost: $11,098,462,000)		11,083,807
Common stocks 0.00% Energy 0.00%	Shares
FORESEA Holding SA, Class C, nonvoting shares[5]	555	14
FORESEA Holding SA, Class B5	61	1
		15
Total common stocks (cost: $8,000)		15
American Funds Insurance Series — Page 183 of 288

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Short-term securities 11.00% Money market investments 11.00%	Shares	Value (000)
Capital Group Central Cash Fund 5.09%[12,13]	12,694,308	$1,269,685
Total short-term securities (cost: $1,269,218,000)		1,269,685
Total investment securities 107.06% (cost: $12,367,688,000)		12,353,507
Other assets less liabilities (7.06)%		(815,110)
Net assets 100.00%		$11,538,397
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
30 Day Federal Funds Futures	Short	1	11/1/2024	USD(397)	$(1)
30 Day Federal Funds Futures	Long	27	12/2/2024	10,738	17
30 Day Federal Funds Futures	Short	1,434	2/3/2025	(572,989)	(1,055)
3 Month SOFR Futures	Short	1,862	3/19/2025	(446,694)	475
3 Month SOFR Futures	Short	103	6/18/2025	(24,845)	35
3 Month SOFR Futures	Long	1,250	9/17/2025	302,469	4,347
3 Month SOFR Futures	Long	202	6/17/2026	48,998	(17)
3 Month SOFR Futures	Short	190	6/16/2027	(46,042)	(430)
2 Year U.S. Treasury Note Futures	Long	17,035	1/6/2025	3,547,406	4,427
5 Year U.S. Treasury Note Futures	Long	12,844	12/31/2024	1,411,335	1,456
10 Year Euro-Bund Futures	Short	18	12/10/2024	(2,703)	(19)
10 Year Ultra U.S. Treasury Note Futures	Long	2,558	12/31/2024	302,603	(465)
10 Year U.S. Treasury Note Futures	Long	174	12/31/2024	19,885	(78)
20 Year U.S. Treasury Bond Futures	Short	3,211	12/31/2024	(398,766)	1,272
30 Year Ultra U.S. Treasury Bond Futures	Long	3,480	12/31/2024	463,166	(4,130)
					$5,834
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	188	EUR	170	Morgan Stanley	10/3/2024	$(1)
EUR	1,418	USD	1,579	Goldman Sachs	10/4/2024	— [3]
USD	49,248	EUR	44,257	Citibank	10/10/2024	(37)
USD	37,820	EUR	34,264	Citibank	10/17/2024	(349)
USD	2,854	JPY	402,470	UBS AG	10/21/2024	45
USD	7,184	IDR	111,703,701	Citibank	10/21/2024	(161)
JPY	7,897,434	CHF	46,390	BNP Paribas	10/31/2024	185
						$(318)
American Funds Insurance Series — Page 184 of 288

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Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.9035%	Annual	SOFR	Annual	9/14/2025	USD42,065	$397	$—	$397
4.4555%	Annual	SOFR	Annual	12/6/2025	95,750	776	—	776
3.998%	Annual	SOFR	Annual	12/4/2028	40,040	1,126	—	1,126
9.79%	28-day	28-day MXN-TIIE	28-day	6/15/2029	MXN329,721	808	—	808
SOFR	Annual	4.017%	Annual	6/24/2029	USD14,500	(475)	—	(475)
9.50%	28-day	28-day MXN-TIIE	28-day	7/5/2029	MXN329,799	625	—	625
SOFR	Annual	3.9565%	Annual	7/12/2029	USD14,500	(442)	—	(442)
9.54%	28-day	28-day MXN-TIIE	28-day	7/19/2029	MXN328,641	652	—	652
SOFR	Annual	3.8185%	Annual	7/26/2029	USD15,007	(369)	—	(369)
8.94%	28-day	28-day MXN-TIIE	28-day	8/22/2029	MXN163,200	127	—	127
SOFR	Annual	3.3825%	Annual	8/29/2029	USD10,159	(55)	—	(55)
SOFR	Annual	3.8275%	Annual	9/1/2033	9,600	(379)	—	(379)
SOFR	Annual	3.997%	Annual	9/14/2033	9,615	(506)	—	(506)
SOFR	Annual	3.6025%	Annual	1/8/2034	16,295	(362)	—	(362)
SOFR	Annual	3.5685%	Annual	1/9/2034	19,970	(390)	—	(390)
SOFR	Annual	3.871%	Annual	3/4/2034	28,120	(1,236)	—	(1,236)
9.02%	28-day	28-day MXN-TIIE	28-day	8/16/2034	MXN81,000	93	—	93
9.005%	28-day	28-day MXN-TIIE	28-day	8/16/2034	67,100	73	—	73
9.00%	28-day	28-day MXN-TIIE	28-day	8/16/2034	67,100	72	—	72
SOFR	Annual	3.379%	Annual	8/29/2034	USD2,566	(10)	—	(10)
SOFR	Annual	3.4105%	Annual	8/29/2034	1,823	(12)	—	(12)
SOFR	Annual	3.3865%	Annual	8/29/2034	2,786	(12)	—	(12)
SOFR	Annual	3.393%	Annual	8/29/2034	2,566	(13)	—	(13)
SOFR	Annual	3.2975%	Annual	3/8/2051	39,095	509	—	509
SOFR	Annual	3.486%	Annual	1/17/2054	1,835	(53)	—	(53)
						$944	$—	$944
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD85,725	$(6,658)	$(6,135)	$(523)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	77	(2)	(2)	— [3]
					$(6,660)	$(6,137)	$(523)
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 11.00%
Money market investments 11.00%
Capital Group Central Cash Fund 5.09%[12]	$2,168,331	$2,162,497	$3,061,665	$89	$433	$1,269,685	$71,328

American Funds Insurance Series — Page 185 of 288

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[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[3]	Amount less than one thousand.
[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,799,300,000, which represented 15.59% of the net assets of the fund.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $75,801,000, which represented .66% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Rate represents the seven-day yield at 9/30/2024.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Assn. = Association
Auth. = Authority
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
JPY = Japanese yen
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TIIE = Interbank Equilibrium Interest Rate
USD = U.S. dollars
American Funds Insurance Series — Page 186 of 288

Capital World Bond Fund®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 94.27% Euros 17.75%	Principal amount (000)	Value (000)
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR2,800	$2,798
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]	100	123
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	680	764
Altria Group, Inc. 3.125% 6/15/2031	800	867
American Honda Finance Corp. 1.95% 10/18/2024	560	623
American Tower Corp. 0.45% 1/15/2027	2,525	2,659
American Tower Corp. 0.875% 5/21/2029	1,470	1,480
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	2,000	2,145
AT&T, Inc. 1.60% 5/19/2028	2,350	2,503
AT&T, Inc. 4.30% 11/18/2034	260	310
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	900	1,067
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	700	843
Bank Gospodarstwa Krajowego 4.25% 9/13/2044	290	321
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	5,694
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	2,800	3,131
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	1,530	1,751
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	880	988
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	880	959
BPCE SA 1.00% 4/1/2025	2,900	3,193
BPCE SA 4.50% 1/13/2033	1,400	1,654
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	4,980	5,413
Bulgaria (Republic of) 3.625% 9/5/2032	646	732
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	3,800	4,186
Celanese US Holdings, LLC 4.777% 7/19/2026	235	268
Coca-Cola Co. 3.375% 8/15/2037	155	175
Coca-Cola Co. 3.75% 8/15/2053	130	144
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	1,900	2,231
Cote d’Ivoire (Republic of) 6.875% 10/17/2040	1,650	1,628
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	4,000	4,072
Deutsche Telekom International Finance BV 7.50% 1/24/2033	200	296
Dow Chemical Co. (The) 0.50% 3/15/2027	1,110	1,167
Egypt (Arab Republic of) 5.625% 4/16/2030	300	280
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	1,400	1,461
Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	1,200	1,468
Equinor ASA 1.375% 5/22/2032	3,650	3,632
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	2,870	3,694
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	950	1,114
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	1,490	1,734
European Investment Bank 0.25% 1/20/2032	4,900	4,657
European Investment Bank 1.50% 6/15/2032	1,000	1,038
European Investment Bank 2.875% 1/12/2033	4,500	5,128
European Union 0.25% 10/22/2026	610	653
European Union 2.875% 12/6/2027	560	634
American Funds Insurance Series — Page 187 of 288

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
European Union 2.875% 10/5/2029	EUR170	$193
European Union 3.125% 12/4/2030	190	219
European Union 0% 7/4/2031	705	665
European Union 2.50% 12/4/2031	1,040	1,153
European Union 0% 7/4/2035	220	184
European Union 0.20% 6/4/2036	1,500	1,248
European Union 3.375% 10/4/2039	1,700	1,951
European Union 0.70% 7/6/2051	3,000	1,864
European Union 3.375% 10/5/2054	540	602
Finland (Republic of) 3.00% 9/15/2033	2,370	2,724
French Republic O.A.T. 0.75% 2/25/2028	980	1,035
French Republic O.A.T. 2.75% 2/25/2029	1,790	2,016
French Republic O.A.T. 0% 11/25/2030	19,550	18,630
French Republic O.A.T. 0% 5/25/2032	2,120	1,927
French Republic O.A.T. 2.00% 11/25/2032	3,170	3,339
French Republic O.A.T. 3.00% 5/25/2033	1,920	2,171
French Republic O.A.T. 3.00% 11/25/2034	7,145	8,006
French Republic O.A.T. 0.50% 5/25/2040	600	445
French Republic O.A.T. 0.75% 5/25/2052	2,850	1,665
Germany (Federal Republic of) 0% 10/9/2026	2,305	2,465
Germany (Federal Republic of) 0% 11/15/2027	1,400	1,470
Germany (Federal Republic of) 0% 2/15/2030	7,050	7,095
Germany (Federal Republic of) 1.70% 8/15/2032	1,886	2,057
Germany (Federal Republic of) 2.20% 2/15/2034	780	876
Germany (Federal Republic of) 1.00% 5/15/2038	130	122
Germany (Federal Republic of) 0% 8/15/2050	1,200	718
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]	5,000	5,568
Greece (Hellenic Republic of) 1.50% 6/18/2030	690	721
Greece (Hellenic Republic of) 1.75% 6/18/2032	1,915	1,972
Greece (Hellenic Republic of) 3.90% 1/30/2033	3,200	3,803
Grifols, SA 7.50% 5/1/2030	100	119
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	1,200	1,503
Ireland (Republic of) 2.60% 10/18/2034	4,220	4,749
Ireland (Republic of) 3.00% 10/18/2043	2,010	2,312
Italy (Republic of) 1.85% 7/1/2025	17,700	19,566
Italy (Republic of) 3.10% 8/28/2026	3,425	3,855
Italy (Republic of) 1.35% 4/1/2030	7	7
Italy (Republic of) 4.20% 3/1/2034	3,690	4,404
Italy (Republic of) 1.80% 3/1/2041	6,000	5,055
Italy (Republic of) 4.30% 10/1/2054	4,245	4,841
KfW 0.125% 6/30/2025	590	644
Lithuania (Republic of) 3.50% 7/3/2031	1,060	1,214
Lithuania (Republic of) 3.50% 2/13/2034	1,620	1,842
Magyar Export-Import Bank 6.00% 5/16/2029	1,430	1,714
Metropolitan Life Global Funding I 0.55% 6/16/2027[2]	2,000	2,105
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	580	641
Morocco (Kingdom of) 1.50% 11/27/2031	1,920	1,796
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	1,100	1,372
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	2,725	2,738
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	185	192
PepsiCo, Inc. 0.75% 10/14/2033	2,000	1,844
Philippines (Republic of) 0.25% 4/28/2025	875	955
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]	100	115
Portuguese Republic 0.475% 10/18/2030	1,610	1,615
Portuguese Republic 2.875% 10/20/2034	2,560	2,894
American Funds Insurance Series — Page 188 of 288

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Portuguese Republic 3.50% 6/18/2038	EUR3,140	$3,686
Quebec (Province of) 0.25% 5/5/2031	920	878
Quebec (Province of) 0.50% 1/25/2032	1,155	1,102
Quebec (Province of) 3.35% 7/23/2039	4,410	5,033
Romania 2.125% 3/7/2028	1,440	1,510
Romania 3.75% 2/7/2034	530	523
Romania 6.00% 9/24/2044	745	825
Senegal (Republic of) 5.375% 6/8/2037	2,250	1,848
Shell International Finance BV 1.50% 4/7/2028	2,000	2,135
Slovak Republic 3.75% 3/6/2034	640	737
Spain (Kingdom of) 0% 1/31/2028	900	928
Spain (Kingdom of) 1.40% 7/30/2028	7,510	8,075
Spain (Kingdom of) 1.45% 4/30/2029	1,890	2,019
Spain (Kingdom of) 1.25% 10/31/2030	1,295	1,339
Spain (Kingdom of) 0.50% 10/31/2031	1,247	1,202
Spain (Kingdom of) 3.15% 4/30/2033	3,647	4,177
Spain (Kingdom of) 3.55% 10/31/2033	6,240	7,343
Spain (Kingdom of) 3.25% 4/30/2034	2,630	3,017
Spain (Kingdom of) 3.45% 10/31/2034	740	861
Spain (Kingdom of) 1.90% 10/31/2052	1,010	788
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	441	485
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	200	213
Stryker Corp. 0.25% 12/3/2024	480	531
Stryker Corp. 1.00% 12/3/2031	450	435
Toyota Motor Credit Corp. 0.125% 11/5/2027	1,850	1,898
Verizon Communications, Inc. 3.50% 6/28/2032	1,620	1,830
		278,092
Japanese yen 5.47%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY100,000	692
Indonesia (Republic of), Series 31, 0.99% 5/27/2027	400,000	2,787
Indonesia (Republic of), Series 32, 1.33% 5/25/2029	300,000	2,090
Japan, Series 356, 0.10% 9/20/2029	2,220,800	15,153
Japan, Series 116, 2.20% 3/20/2030	576,100	4,373
Japan, Series 362, 0.10% 3/20/2031	737,200	4,984
Japan, Series 374, 0.80% 3/20/2034	68,200	473
Japan, Series 152, 1.20% 3/20/2035	727,700	5,191
Japan, Series 21, 2.30% 12/20/2035	720,000	5,686
Japan, Series 162, 0.60% 9/20/2037	1,966,150	12,719
Japan, Series 179, 0.50% 12/20/2041	196,950	1,155
Japan, Series 182, 1.10% 9/20/2042	619,850	3,978
Japan, Series 186, 1.50% 9/20/2043	1,715,050	11,635
Japan, Series 188, 1.60% 3/20/2044	69,000	473
Japan, Series 37, 0.60% 6/20/2050	694,500	3,496
Japan, Series 73, 0.70% 12/20/2051	1,568,700	7,881
Japan, Series 74, 1.00% 3/20/2052	246,100	1,337
Japan, Series 79, 1.20% 6/20/2053	274,400	1,553
		85,656
British pounds 4.38%
American Honda Finance Corp. 0.75% 11/25/2026	GBP1,420	1,759
Asian Development Bank 1.125% 6/10/2025	740	966
KfW 1.125% 7/4/2025	1,165	1,518
Lloyds Bank PLC 7.625% 4/22/2025	655	887
Quebec (Province of) 2.25% 9/15/2026	1,870	2,402
American Funds Insurance Series — Page 189 of 288

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Bonds, notes & other debt instruments (continued) British pounds (continued)	Principal amount (000)	Value (000)
United Kingdom 0.125% 1/30/2026	GBP425	$542
United Kingdom 4.25% 12/7/2027	3,785	5,134
United Kingdom 1.625% 10/22/2028	3,690	4,557
United Kingdom 4.75% 12/7/2030	6,920	9,737
United Kingdom 0.25% 7/31/2031	12,845	13,547
United Kingdom 1.00% 1/31/2032	7,120	7,802
United Kingdom 4.25% 6/7/2032	1,310	1,800
United Kingdom 3.25% 1/31/2033	1,090	1,387
United Kingdom 0.625% 7/31/2035	210	197
United Kingdom 0.875% 1/31/2046	4,917	3,334
United Kingdom 3.75% 10/22/2053	1,870	2,169
United Kingdom 4.375% 7/31/2054	6,285	8,115
United Kingdom 2.50% 7/22/2065	3,313	2,805
		68,658
Chinese yuan renminbi 2.85%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY6,340	924
China (People’s Republic of), Series INBK, 2.75% 2/17/2032	1,160	172
China (People’s Republic of), Series INBK, 2.88% 2/25/2033	36,940	5,555
China (People’s Republic of), Series 1910, 3.86% 7/22/2049	79,090	14,463
China (People’s Republic of), Series INBK, 3.81% 9/14/2050	41,420	7,560
China (People’s Republic of), Series INBK, 3.53% 10/18/2051	35,700	6,287
China (People’s Republic of), Series INBK, 3.12% 10/25/2052	42,610	7,039
China (People’s Republic of), Series INBK, 3.19% 4/15/2053	11,190	1,873
China (People’s Republic of), Series INBK, 3.00% 10/15/2053	5,150	840
		44,713
Brazilian reais 2.41%
Brazil (Federative Republic of) 0% 1/1/2025	BRL16,000	2,861
Brazil (Federative Republic of) 10.00% 1/1/2025	1,700	311
Brazil (Federative Republic of) 0% 4/1/2025	118,426	20,603
Brazil (Federative Republic of) 10.00% 1/1/2029	33,688	5,731
Brazil (Federative Republic of) 10.00% 1/1/2031	14,573	2,407
Brazil (Federative Republic of) 6.00% 8/15/2040[3]	2,033	360
Brazil (Federative Republic of) 6.00% 8/15/2050[3]	24,316	4,226
Brazil (Federative Republic of) 6.00% 8/15/2060[3]	7,575	1,310
		37,809
Canadian dollars 2.11%
Canada 3.50% 3/1/2028	CAD25,228	19,120
Canada 3.25% 12/1/2033	15,230	11,548
Canada 2.75% 12/1/2048	3,500	2,414
		33,082
South Korean won 1.99%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW5,183,670	3,940
South Korea (Republic of), Series 2709, 3.125% 9/10/2027	4,513,500	3,482
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	5,158,930	3,891
South Korea (Republic of), Series 2803, 3.25% 3/10/2028	3,998,100	3,098
South Korea (Republic of), Series 3106, 2.00% 6/10/2031	2,131,440	1,540
South Korea (Republic of), Series 3212, 4.25% 12/10/2032	18,379,880	15,276
		31,227
American Funds Insurance Series — Page 190 of 288

unaudited
Bonds, notes & other debt instruments (continued) Australian dollars 1.71%	Principal amount (000)	Value (000)
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD3,640	$2,178
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031	5,789	3,301
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	4,415	2,999
New South Wales Treasury Corp. 4.75% 2/20/2035	12,509	8,609
New South Wales Treasury Corp. 4.25% 2/20/2036	14,861	9,678
		26,765
Mexican pesos 1.57%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN32,700	1,671
América Móvil, SAB de CV 9.50% 1/27/2031	115,680	5,753
United Mexican States, Series M, 7.75% 11/23/2034	124,285	5,668
United Mexican States, Series M30, 8.50% 11/18/2038	21,100	987
United Mexican States, Series M, 8.00% 11/7/2047	7,830	337
United Mexican States, Series M, 8.00% 7/31/2053	198,770	8,467
United Mexican States, Series S, 4.00% 10/29/2054[3]	39,946	1,724
		24,607
Indonesian rupiah 1.50%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR22,733,000	1,524
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	20,866,000	1,375
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	92,831,000	6,169
Indonesia (Republic of), Series 71, 9.00% 3/15/2029	26,010,000	1,904
Indonesia (Republic of), Series 82, 7.00% 9/15/2030	2,930,000	200
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	139,882,000	9,577
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034	10,687,000	716
Indonesia (Republic of), Series 68, 8.375% 3/15/2034	27,353,000	2,045
		23,510
New Zealand dollars 1.21%
New Zealand 4.50% 5/15/2030	NZD10,208	6,683
New Zealand 4.25% 5/15/2036	16,830	10,515
New Zealand 2.75% 4/15/2037	3,294	1,740
		18,938
Norwegian kroner 0.65%
Norway (Kingdom of) 1.75% 9/6/2029	NOK25,820	2,282
Norway (Kingdom of) 2.125% 5/18/2032	6,615	579
Norway (Kingdom of) 3.625% 4/13/2034	75,900	7,373
		10,234
Indian rupees 0.52%
Asian Development Bank 6.20% 10/6/2026	INR15,700	187
Asian Development Bank 6.72% 2/8/2028	144,700	1,738
European Bank for Reconstruction and Development 5.00% 1/15/2026	57,600	677
European Bank for Reconstruction and Development 5.25% 1/12/2027	81,400	951
European Bank for Reconstruction and Development 6.30% 10/26/2027	34,000	402
Inter-American Development Bank 7.00% 1/25/2029	220,000	2,647
International Bank for Reconstruction and Development 6.75% 9/8/2027	126,400	1,514
		8,116
Israeli shekels 0.47%
Israel (State of) 1.30% 4/30/2032	ILS24,480	5,149
Israel (State of) 4.00% 3/30/2035	9,030	2,251
		7,400
American Funds Insurance Series — Page 191 of 288

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Bonds, notes & other debt instruments (continued) Danish kroner 0.42%	Principal amount (000)	Value (000)
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK50,311	$6,250
Realkredit Danmark AS 1.00% 10/1/2053[4]	2,566	305
		6,555
Turkish lira 0.33%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY215,445	4,993
Turkey (Republic of) 17.80% 7/13/2033	12,175	252
		5,245
Polish zloty 0.24%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4,900	1,153
Poland (Republic of), Series 1033, 6.00% 10/25/2033	9,280	2,551
		3,704
Chilean pesos 0.18%
Chile (Republic of) 1.50% 3/1/2026[3]	CLP872,114	971
Chile (Republic of) 5.00% 10/1/2028	955,000	1,087
Chile (Republic of) 6.00% 4/1/2033	675,000	816
		2,874
Malaysian ringgits 0.16%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR10,588	2,507
South African rand 0.16%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR8,400	469
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	49,100	1,964
		2,433
Colombian pesos 0.08%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP7,150,600	1,178
Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON5,000	1,113
Ukrainian hryvnia 0.00%
Ukraine 19.50% 1/15/2025	UAH285	6
U.S. dollars 48.04%
3R Lux SARL 9.75% 2/5/2031[5]	USD1,800	1,898
3R Lux SARL 9.75% 2/5/2031	1,380	1,455
7-Eleven, Inc. 0.95% 2/10/2026[5]	520	496
7-Eleven, Inc. 1.30% 2/10/2028[5]	2,180	1,969
AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]	27	28
AbbVie, Inc. 5.05% 3/15/2034	2,790	2,915
AbbVie, Inc. 5.35% 3/15/2044	75	79
AbbVie, Inc. 5.40% 3/15/2054	1,265	1,342
AbbVie, Inc. 5.50% 3/15/2064	150	160
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	775	730
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]	508	510
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]	1,345	1,331
Advance Auto Parts, Inc. 5.95% 3/9/2028	45	46
American Funds Insurance Series — Page 192 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
AerCap Ireland Capital DAC 2.45% 10/29/2026	USD2,102	$2,019
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]	660	524
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]	95	96
AG Issuer, LLC 6.25% 3/1/2028[5]	165	161
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]	68	70
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]	1,147	1,228
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]	1,560	1,645
Albertsons Companies, Inc. 3.50% 3/15/2029[5]	140	131
Alcoa Nederland Holding BV 4.125% 3/31/2029[5]	75	72
Alfa Desarrollo SpA 4.55% 9/27/2051	475	375
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 6.413% 4/20/2032[4,5,6]	732	733
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]	50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]	290	289
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]	120	115
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]	70	72
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]	65	66
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]	70	71
Allied Universal Holdco, LLC 9.75% 7/15/2027[5]	155	155
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]	300	268
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]	200	211
Amazon.com, Inc. 1.50% 6/3/2030	2,040	1,785
Amentum Escrow Corp. 7.25% 8/1/2032[5]	98	102
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[6,7]	80	80
Amer Sports Co. 6.75% 2/16/2031[5]	35	36
American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[4,5]	64	64
American Electric Power Co., Inc. 1.00% 11/1/2025	250	241
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	1,030	1,080
Amgen, Inc. 2.20% 2/21/2027	445	426
Amgen, Inc. 5.25% 3/2/2030	981	1,024
Amgen, Inc. 5.25% 3/2/2033	2,687	2,798
Amgen, Inc. 5.65% 3/2/2053	1,284	1,352
AmWINS Group, Inc. 4.875% 6/30/2029[5]	135	130
Angola (Republic of) 9.50% 11/12/2025	4,225	4,303
Angola (Republic of) 8.25% 5/9/2028	1,115	1,061
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]	110	92
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]	115	92
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 10.46% 9/1/2027[6,7]	95	87
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.71% 9/22/2028[6,7]	146	146
Aretec Group, Inc. 7.50% 4/1/2029[5]	245	233
Aretec Group, Inc. 10.00% 8/15/2030[5]	50	53
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	1,912	1,161
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[1]	3,025	1,459
Aris Mining Corp. 6.875% 8/9/2026	600	599
Artera Services, LLC 8.50% 2/15/2031[5]	45	45
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]	55	52
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]	160	164
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]	55	54
AssuredPartners, Inc. 5.625% 1/15/2029[5]	290	279
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[6,7]	30	30
AT&T, Inc. 3.50% 9/15/2053	2,070	1,522
ATI, Inc. 7.25% 8/15/2030	60	64
Atkore, Inc. 4.25% 6/1/2031[5]	25	23
Avantor Funding, Inc. 3.875% 11/1/2029[5]	122	116
American Funds Insurance Series — Page 193 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Avient Corp. 6.25% 11/1/2031[5]	USD25	$26
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]	1,817	1,840
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]	996	1,041
B&G Foods, Inc. 5.25% 4/1/2025	23	23
B&G Foods, Inc. 5.25% 9/15/2027	210	202
B&G Foods, Inc. 8.00% 9/15/2028[5]	25	26
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]	20	21
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,6]	219	237
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]	950	998
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]	425	459
Bank of America Corp. 2.456% 10/22/2025 (3-month USD CME Term SOFR + 1.132% on 10/22/2024)[1]	847	846
Bank of America Corp. 1.53% 12/6/2025 (USD-SOFR + 0.65% on 12/6/2024)[1]	6,260	6,216
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,040	3,499
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	1,535	1,615
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]	640	635
BAT Capital Corp. 3.215% 9/6/2026	955	935
BAT Capital Corp. 3.462% 9/6/2029	1,150	1,096
Bath & Body Works, Inc. 6.625% 10/1/2030[5]	120	122
Bath & Body Works, Inc. 6.875% 11/1/2035	75	78
Bausch Health Americas, Inc. 9.25% 4/1/2026[5]	80	75
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]	75	73
Bausch Health Companies, Inc. 5.25% 2/15/2031[5]	114	63
Baytex Energy Corp. 7.375% 3/15/2032[5]	85	85
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	2,520	2,750
Becton, Dickinson and Co. 4.298% 8/22/2032	320	314
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	117	106
Bidvest Group (UK) PLC 3.625% 9/23/2026	500	488
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]	400	393
Block, Inc. 6.50% 5/15/2032[5]	240	250
BMW US Capital, LLC 3.90% 4/9/2025[5]	900	897
BMW US Capital, LLC 4.15% 4/9/2030[5]	900	888
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]	700	638
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	1,275	1,136
Boeing Co. 6.259% 5/1/2027[5]	45	46
Boeing Co. 5.15% 5/1/2030	2,451	2,458
Boeing Co. 3.625% 2/1/2031	718	658
Boeing Co. 6.388% 5/1/2031[5]	723	769
Boeing Co. 6.528% 5/1/2034[5]	457	491
Boeing Co. 6.858% 5/1/2054[5]	576	633
Bombardier, Inc. 7.125% 6/15/2026[5]	16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]	25	27
Borr IHC, Ltd. 10.00% 11/15/2028[5]	2,914	3,030
Borr IHC, Ltd. 10.375% 11/15/2030[5]	942	996
Boyd Gaming Corp. 4.75% 6/15/2031[5]	45	43
Boyne USA, Inc. 4.75% 5/15/2029[5]	107	103
Braskem Idesa SAPI 7.45% 11/15/2029	4,620	4,006
Braskem Netherlands Finance BV 4.50% 1/31/2030	1,756	1,567
Braskem Netherlands Finance BV 8.50% 1/12/2031	4,939	5,253
Braskem Netherlands Finance BV 8.50% 1/12/2031[5]	525	558
Bristol-Myers Squibb Co. 5.20% 2/22/2034	1,925	2,031
Bristol-Myers Squibb Co. 5.55% 2/22/2054	2,200	2,332
British Columbia (Province of) 4.20% 7/6/2033	1,240	1,241
Broadcom, Inc. 4.00% 4/15/2029[5]	250	246
American Funds Insurance Series — Page 194 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Broadcom, Inc. 3.419% 4/15/2033[5]	USD698	$634
Broadcom, Inc. 3.469% 4/15/2034[5]	48	43
Broadcom, Inc. 3.137% 11/15/2035[5]	185	158
Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]	84	84
Brookfield Property REIT, Inc. 4.50% 4/1/2027[5]	44	43
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]	1,341	1,430
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	232	250
BWX Technologies, Inc. 4.125% 4/15/2029[5]	175	168
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.911% 9/15/2036[4,5,6]	1,310	1,303
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[4,5,6]	989	984
Caesars Entertainment, Inc. 4.625% 10/15/2029[5]	15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030[5]	64	67
Caesars Entertainment, Inc. 6.50% 2/15/2032[5]	45	47
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,5]	2,150	2,252
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]	200	223
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]	200	213
California Resources Corp. 7.125% 2/1/2026[5]	100	100
Canadian Pacific Railway Co. 3.10% 12/2/2051	1,378	985
Canpack Spolka Akcyjna 3.875% 11/15/2029[5]	90	84
Carnival Corp. 6.00% 5/1/2029[5]	100	101
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,6]	614	591
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,6]	162	160
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[5]	70	70
CCO Holdings, LLC 5.125% 5/1/2027[5]	125	123
CCO Holdings, LLC 4.75% 3/1/2030[5]	135	124
CCO Holdings, LLC 4.50% 8/15/2030[5]	240	218
CCO Holdings, LLC 4.25% 2/1/2031[5]	155	137
CCO Holdings, LLC 4.50% 6/1/2033[5]	147	125
CCO Holdings, LLC 4.25% 1/15/2034[5]	55	45
Centene Corp. 2.45% 7/15/2028	40	37
Centene Corp. 4.625% 12/15/2029	35	34
Centene Corp. 2.50% 3/1/2031	65	56
Central Garden & Pet Co. 4.125% 10/15/2030	74	69
Central Garden & Pet Co. 4.125% 4/30/2031[5]	110	101
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[4,5]	925	931
Charter Communications Operating, LLC 3.75% 2/15/2028	2,650	2,544
Charter Communications Operating, LLC 5.25% 4/1/2053	1,900	1,554
Cheniere Energy Partners, LP 3.25% 1/31/2032	26	23
Chesapeake Energy Corp. 5.875% 2/1/2029[5]	115	116
Chesapeake Energy Corp. 6.75% 4/15/2029[5]	30	31
Chesapeake Energy Corp. 4.875% 4/15/2032[8]	915	19
China Oil and Gas Group, Ltd. 4.70% 6/30/2026	4,785	4,421
Chubb INA Holdings, LLC 3.35% 5/3/2026	195	193
Chubb INA Holdings, LLC 4.35% 11/3/2045	425	393
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,6]	805	846
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,6]	1,240	1,283
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	2,250	2,351
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	1,380	1,436
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]	421	437
Civitas Resources, Inc. 8.75% 7/1/2031[5]	90	95
Clarios Global, LP 6.25% 5/15/2026[5]	44	44
Clarios Global, LP 8.50% 5/15/2027[5]	90	90
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]	45	43
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]	5	5
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]	75	70
American Funds Insurance Series — Page 195 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Cloud Software Group, Inc. 6.50% 3/31/2029[5]	USD235	$234
Cloud Software Group, Inc. 9.00% 9/30/2029[5]	175	178
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[6,7]	341	340
CMS Energy Corp. 3.00% 5/15/2026	1,200	1,172
CNX Resources Corp. 7.25% 3/1/2032[5]	110	116
Coca-Cola Co. 4.65% 8/14/2034	336	344
Coinbase Global, Inc. 3.375% 10/1/2028[5]	55	49
Coinbase Global, Inc. 3.625% 10/1/2031[5]	85	72
Colombia (Republic of) 3.875% 4/25/2027	350	338
Colombia (Republic of) 8.00% 11/14/2035	445	475
Comcast Corp. 4.80% 5/15/2033	4,100	4,182
CommScope Technologies, LLC 6.00% 6/15/2025[5]	160	155
CommScope, LLC 6.00% 3/1/2026[5]	53	52
CommScope, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[6,7]	25	24
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]	212	206
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]	65	60
Comstock Resources, Inc. 5.875% 1/15/2030[5]	65	61
Connect Finco SARL 9.00% 9/15/2029[5]	200	194
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.58% 5/25/2043[4,5,6]	1,421	1,457
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.83% 5/25/2043[4,5,6]	804	861
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.18% 6/25/2043[4,5,6]	841	847
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.38% 6/25/2043[4,5,6]	305	320
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.98% 7/25/2043[4,5,6]	621	624
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.08% 1/25/2044[4,5,6]	206	209
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.93% 5/25/2044[4,5,6]	1,148	1,155
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[9]	1,127	1,029
Constellium SE 3.75% 4/15/2029[5]	125	117
Consumers Energy Co. 3.60% 8/15/2032	1,600	1,516
COPT Defense Properties, LP 2.75% 4/15/2031	1,212	1,061
Corebridge Financial, Inc. 3.90% 4/5/2032	748	702
CoreLogic, Inc. 4.50% 5/1/2028[5]	384	363
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.46% 6/4/2029[6,7]	65	64
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]	125	129
Coty, Inc. 5.00% 4/15/2026[5]	95	95
Coty, Inc. 4.75% 1/15/2029[5]	65	64
Coty, Inc. 6.625% 7/15/2030[5]	95	99
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]	65	69
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]	149	149
Crédit Agricole SA 4.375% 3/17/2025[5]	1,100	1,095
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]	2,675	2,619
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]	178	186
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	110	110
Crown Castle, Inc. 2.50% 7/15/2031	767	668
CSX Corp. 3.80% 4/15/2050	75	62
CVR Partners, LP 6.125% 6/15/2028[5]	65	64
American Funds Insurance Series — Page 196 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]	USD725	$714
Darling Ingredients, Inc. 6.00% 6/15/2030[5]	10	10
Deluxe Corp. 8.00% 6/1/2029[5]	20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	823
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	1,160	1,104
Deutsche Telekom International Finance BV 9.25% 6/1/2032	930	1,193
Diamond Sports Group, LLC 6.625% 8/15/2027[5,8]	310	4
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[7,9]	18	22
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[5,6,7]	349	355
DIRECTV Financing, LLC 5.875% 8/15/2027[5]	50	49
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.96% 8/2/2027[6,7]	41	41
DISH DBS Corp. 5.25% 12/1/2026[5]	15	14
DISH Network Corp. 11.75% 11/15/2027[5]	260	273
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]	47	47
Ecopetrol SA 8.625% 1/19/2029	2,460	2,656
Ecopetrol SA 6.875% 4/29/2030	1,445	1,444
Ecopetrol SA 8.875% 1/13/2033	1,581	1,696
Ecopetrol SA 8.375% 1/19/2036	1,039	1,063
Edison International 4.125% 3/15/2028	2,390	2,370
Edison International 5.25% 11/15/2028	1,522	1,565
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	100	98
Egypt (Arab Republic of) 6.588% 2/21/2028	1,550	1,485
Electricité de France SA 5.65% 4/22/2029[5]	800	841
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]	300	342
Element Solutions, Inc. 3.875% 9/1/2028[5]	105	100
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]	30	32
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]	190	204
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[6,7]	85	85
Enel Finance International NV 1.625% 7/12/2026[5]	1,248	1,188
Enel Finance International NV 2.125% 7/12/2028[5]	1,227	1,127
Enfragen Energia Sur SA 5.375% 12/30/2030	3,329	2,870
Entergy Corp. 0.90% 9/15/2025	750	725
Enterprise Products Operating, LLC 4.95% 2/15/2035	168	171
Enviri Corp. 5.75% 7/31/2027[5]	145	142
EQM Midstream Partners, LP 6.50% 7/1/2027[5]	125	129
EQM Midstream Partners, LP 6.375% 4/1/2029[5]	20	21
EQM Midstream Partners, LP 7.50% 6/1/2030[5]	45	49
EQM Midstream Partners, LP 6.50% 7/15/2048	40	41
Equinix, Inc. 1.80% 7/15/2027	1,145	1,074
Equinix, Inc. 2.15% 7/15/2030	3,216	2,843
EquipmentShare.com, Inc. 9.00% 5/15/2028[5]	90	94
EquipmentShare.com, Inc. 8.625% 5/15/2032[5]	15	16
ESAB Corp. 6.25% 4/15/2029[5]	75	77
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	5,330	5,343
Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[4]	78	80
Export Import Bank of Thailand 5.354% 5/16/2029	1,420	1,479
Fair Isaac Corp. 4.00% 6/15/2028[5]	15	15
Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]	1,704	1,544
Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]	1,475	1,222
Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]	4,200	4,135
American Funds Insurance Series — Page 197 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]	USD56	$56
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]	103	104
Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]	220	224
Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]	1,009	1,034
Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]	29	27
Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]	289	290
Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]	985	947
Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]	12,710	12,715
Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]	573	580
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]	18	18
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]	63	64
Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]	28	27
Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]	445	445
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]	237	240
Fannie Mae Pool #BX4568 4.00% 8/1/2053[4]	531	511
Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]	1,639	1,670
Fannie Mae Pool #MA5177 4.00% 10/1/2053[4]	954	916
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]	920	931
Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]	2,148	2,197
Fannie Mae Pool #MA5207 4.00% 11/1/2053[4]	36	34
Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]	466	472
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]	2,539	2,596
Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]	463	480
Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]	691	700
Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]	238	241
Fannie Mae Pool #MA5274 7.00% 2/1/2054[4]	366	380
Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]	501	507
Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]	325	333
Fannie Mae Pool #MA5331 5.50% 4/1/2054[4]	442	447
Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]	349	354
Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]	671	687
Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]	1,745	1,775
Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]	1,684	1,739
Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]	1,036	1,060
Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]	700	720
Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]	241	248
Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]	204	210
Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]	4,200	4,268
Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]	3,546	3,588
Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]	1,084	1,101
Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]	732	745
Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]	2,727	2,788
Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]	1,897	1,940
Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]	1,611	1,648
Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]	928	955
Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]	923	949
Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]	651	666
Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]	614	632
Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]	459	472
Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]	337	347
Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]	180	185
Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]	416	422
Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]	2,336	2,389
Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]	988	1,010
Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]	522	537
American Funds Insurance Series — Page 198 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]	USD370	$379
Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]	274	280
Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]	210	216
Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]	200	204
Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]	196	200
Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]	184	188
Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]	100	103
Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]	80	82
Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]	70	72
Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]	496	510
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]	25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]	150	159
Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]	30	31
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.845% 2/12/2031[6,7]	15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[2,6,7]	96	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[2,6,7]	5	5
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]	2,535	2,509
First Quantum Minerals, Ltd. 8.625% 6/1/2031[5]	1,320	1,324
First Student Bidco, Inc. 4.00% 7/31/2029[5]	45	42
FirstEnergy Corp., Series B, 3.90% 7/15/2027	1,763	1,746
Ford Motor Co. 6.10% 8/19/2032	30	31
Ford Motor Credit Co., LLC 4.95% 5/28/2027	300	299
Ford Motor Credit Co., LLC 3.815% 11/2/2027	200	193
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	212
Ford Motor Credit Co., LLC 2.90% 2/16/2028	200	186
Ford Motor Credit Co., LLC 4.00% 11/13/2030	125	116
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]	255	264
Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]	2,225	1,942
Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]	985	987
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]	3,504	3,508
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]	5,847	5,849
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]	282	285
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]	23	23
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]	748	757
Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]	192	198
Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]	65	66
Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]	35	34
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]	2,872	2,907
Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]	1,811	1,852
Freddie Mac Pool #SD8379 4.00% 10/1/2053[4]	980	941
Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]	31,131	31,124
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	11,917	12,062
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]	153	159
Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]	212	215
Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]	5,032	5,145
Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]	938	901
Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]	1,597	1,616
Freddie Mac Pool #SD8420 5.50% 4/1/2054[4]	1,133	1,147
Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]	109	112
Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]	147	151
Freddie Mac Pool #SD8435 4.00% 6/1/2054[4]	736	707
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]	281	281
American Funds Insurance Series — Page 199 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]	USD15,297	$15,547
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]	851	865
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]	3,559	3,653
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]	2,009	2,073
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]	1,065	1,096
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]	1,375	1,398
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]	1,085	1,100
Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]	530	539
Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]	1,754	1,793
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]	1,339	1,390
Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]	969	996
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]	958	985
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]	903	929
Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]	582	597
Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]	370	380
Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]	268	275
Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]	214	220
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]	6,399	6,482
Freddie Mac Pool #SD8453 5.50% 8/1/2054[4]	5,177	5,239
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]	4,323	4,397
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]	4,329	4,387
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]	3,658	3,716
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]	646	657
Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]	2,483	2,538
Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]	327	337
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]	589	612
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]	730	740
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]	1,137	1,169
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]	629	648
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]	605	622
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]	536	554
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]	364	372
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]	1,680	1,643
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.18% 4/25/2042[4,5,6]	441	457
FXI Holdings, Inc. 12.25% 11/15/2026[5]	497	496
Gartner, Inc. 3.75% 10/1/2030[5]	70	66
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	1,527	1,551
Genesis Energy, LP 8.00% 1/15/2027	125	128
Genesis Energy, LP 8.25% 1/15/2029	25	26
Genesis Energy, LP 8.875% 4/15/2030	38	40
Genesis Energy, LP 7.875% 5/15/2032	60	61
GeoPark, Ltd. 5.50% 1/17/2027	5,200	4,959
Georgia (Republic of) 2.75% 4/22/2026[5]	400	379
Gilead Sciences, Inc. 5.25% 10/15/2033	1,342	1,416
Gilead Sciences, Inc. 5.55% 10/15/2053	1,155	1,241
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,024
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]	769	797
Government National Mortgage Assn. 6.50% 10/1/2054[4,10]	1,708	1,748
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]	3,874	3,375
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]	766	594
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	965	744
Gray Television, Inc. 5.375% 11/15/2031[5]	30	19
Greenko Dutch BV 3.85% 3/29/2026	2,766	2,674
American Funds Insurance Series — Page 200 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]	USD1,645	$1,704
Group 1 Automotive, Inc. 4.00% 8/15/2028[5]	115	110
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]	660	652
Gulfport Energy Corp. 6.75% 9/1/2029[5]	15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031[5]	115	116
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[6,7]	38	39
Harvest Midstream I, LP 7.50% 9/1/2028[5]	25	26
Harvest Midstream I, LP 7.50% 5/15/2032[5]	25	26
HCA, Inc. 5.625% 9/1/2028	120	125
HealthEquity, Inc. 4.50% 10/1/2029[5]	80	77
Helios Software Holdings, Inc. 8.75% 5/1/2029[5]	200	205
Hess Midstream Operations, LP 5.50% 10/15/2030[5]	14	14
Hightower Holding, LLC 6.75% 4/15/2029[5]	235	226
Hilcorp Energy I, LP 6.00% 4/15/2030[5]	105	102
Hilcorp Energy I, LP 6.00% 2/1/2031[5]	25	24
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	25	25
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]	115	108
Honduras (Republic of) 6.25% 1/19/2027	653	634
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]	275	271
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]	195	182
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]	120	110
Howden UK Refinance PLC 7.25% 2/15/2031[5]	200	208
Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]	200	206
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	305	304
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]	4,172	4,154
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	1,700	1,713
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	2,000	2,297
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]	1,200	1,356
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.071% 5/10/2039[4,5,6]	396	405
HUB International, Ltd. 7.375% 1/31/2032[5]	65	67
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.255% 6/20/2030[6,7]	4	4
Hungary (Republic of) 5.50% 3/26/2036[5]	290	293
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[5]	120	125
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[6,7]	55	55
Hyundai Capital America 1.50% 6/15/2026[5]	2,375	2,261
Hyundai Capital America 1.65% 9/17/2026[5]	269	255
Hyundai Capital America 2.00% 6/15/2028[5]	600	549
Hyundai Capital America 6.50% 1/16/2029[5]	132	142
Icahn Enterprises, LP 9.75% 1/15/2029[5]	65	68
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]	500	511
Ingles Markets, Inc. 4.00% 6/15/2031[5]	130	119
Intesa Sanpaolo SpA 7.00% 11/21/2025[5]	225	230
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[5]	1,360	1,417
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]	55	53
Iron Mountain, Inc. 5.25% 7/15/2030[5]	235	232
Israel (State of) 3.375% 1/15/2050	1,470	1,001
Israel (State of) 3.875% 7/3/2050	795	584
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]	1,243	1,189
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	575	620
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[1]	36	38
Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 9.364% 12/4/2026[6,7]	46	46
KB Home 6.875% 6/15/2027	50	52
American Funds Insurance Series — Page 201 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Kennedy-Wilson, Inc. 4.75% 3/1/2029	USD20	$19
Kennedy-Wilson, Inc. 4.75% 2/1/2030	245	222
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]	10	10
Korea Electric Power Corp. 5.375% 7/31/2026[5]	1,290	1,315
Korea Gas Corp. 5.00% 7/8/2029[5]	225	233
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,5]	48	48
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]	651	653
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]	194	200
Lamar Media Corp. 3.75% 2/15/2028	10	10
Lamar Media Corp. 3.625% 1/15/2031	120	110
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]	30	28
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]	110	106
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]	40	43
Levi Strauss & Co. 3.50% 3/1/2031[5]	115	104
LGI Homes, Inc. 8.75% 12/15/2028[5]	155	166
Light and Wonder International, Inc. 7.00% 5/15/2028[5]	20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]	5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]	130	128
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,690
Lockheed Martin Corp. 5.20% 2/15/2064	309	320
LPL Holdings, Inc. 4.375% 5/15/2031[5]	135	127
LSB Industries, Inc. 6.25% 10/15/2028[5]	90	88
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 6.535% 7/15/2036[4,5,6]	563	563
Marriott International, Inc. 2.75% 10/15/2033	5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]	45	42
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053	282	303
Mastercard, Inc. 2.00% 11/18/2031	600	519
Matador Resources Co. 6.50% 4/15/2032[5]	50	50
Matador Resources Co. 6.25% 4/15/2033[5]	45	44
Medline Borrower, LP 5.25% 10/1/2029[5]	40	39
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.595% 10/23/2028[6,7]	49	49
MEG Energy Corp. 5.875% 2/1/2029[5]	30	29
Meituan 2.125% 10/28/2025	1,730	1,682
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]	1,528	1,501
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]	873	851
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[5]	650	671
Methanex Corp. 5.125% 10/15/2027	55	54
Methanex Corp. 5.25% 12/15/2029	5	5
MGM Resorts International 5.50% 4/15/2027	90	90
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]	41	42
Mineral Resources, Ltd. 8.00% 11/1/2027[5]	155	159
Mineral Resources, Ltd. 9.25% 10/1/2028[5]	85	91
Minerva Luxembourg SA 8.875% 9/13/2033	3,141	3,427
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]	761	768
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]	225	227
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]	1,094	1,107
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]	539	545
Molina Healthcare, Inc. 4.375% 6/15/2028[5]	80	78
Molina Healthcare, Inc. 3.875% 11/15/2030[5]	75	70
Moog, Inc. 4.25% 12/9/2027[5]	120	117
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,071
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]	1,433	1,213
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[1]	1,180	1,226
American Funds Insurance Series — Page 202 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Mozambique (Republic of) 9.00% 9/15/2031	USD940	$816
MSCI, Inc. 3.625% 11/1/2031[5]	210	193
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,6]	336	371
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 8.03% 7/25/2054[4,5,6]	502	510
Murphy Oil Corp. 6.00% 10/1/2032	25	25
Murphy Oil USA, Inc. 4.75% 9/15/2029	48	47
MV24 Capital BV 6.748% 6/1/2034	1,104	1,080
Nabors Industries, Inc. 7.375% 5/15/2027[5]	55	55
Nabors Industries, Inc. 9.125% 1/31/2030[5]	160	165
National Australia Bank, Ltd. 5.181% 6/11/2034[5]	1,250	1,306
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]	135	130
Navient Corp. 5.00% 3/15/2027	45	45
Navient Corp. 4.875% 3/15/2028	145	140
NCR Atleos, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.102% 3/27/2029[6,7]	50	50
NCR Voyix Corp. 5.125% 4/15/2029[5]	38	37
New Fortress Energy, Inc. 6.75% 9/15/2025[5]	26	25
New Fortress Energy, Inc. 6.50% 9/30/2026[5]	255	215
New Fortress Energy, Inc. 8.75% 3/15/2029[5]	90	68
New York Life Global Funding 1.20% 8/7/2030[5]	2,725	2,310
New York Life Global Funding 5.00% 1/9/2034[5]	1,500	1,551
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,6]	589	561
Newell Brands, Inc. 5.70% 4/1/2026	80	80
Nexstar Media, Inc. 4.75% 11/1/2028[5]	165	158
NGL Energy Operating, LLC 8.125% 2/15/2029[5]	55	56
NGL Energy Operating, LLC 8.375% 2/15/2032[5]	70	72
Niagara Mohawk Power Corp. 3.508% 10/1/2024[5]	180	180
Norfolk Southern Corp. 5.35% 8/1/2054	496	510
Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]	150	151
NOVA Chemicals Corp. 5.25% 6/1/2027[5]	20	20
NOVA Chemicals Corp. 9.00% 2/15/2030[5]	90	98
Novelis Corp. 4.75% 1/30/2030[5]	80	78
Novelis Corp. 3.875% 8/15/2031[5]	20	18
NuStar Logistics, LP 5.625% 4/28/2027	80	80
Occidental Petroleum Corp. 6.375% 9/1/2028	54	57
OCP SA 3.75% 6/23/2031	500	450
Oleoducto Central SA 4.00% 7/14/2027	879	842
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]	269	276
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]	120	124
ONEOK, Inc. 5.80% 11/1/2030	69	74
ONEOK, Inc. 6.05% 9/1/2033	514	549
ONEOK, Inc. 6.625% 9/1/2053	290	322
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]	1,012	1,026
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	1,951	1,987
Open Text Corp. 3.875% 2/15/2028[5]	25	24
Option Care Health, Inc. 4.375% 10/31/2029[5]	25	24
Oracle Corp. 2.65% 7/15/2026	2,327	2,263
Oracle Corp. 3.25% 11/15/2027	1,880	1,831
Oracle Corp. 3.95% 3/25/2051	22	18
Orange 9.00% 3/1/2031[1]	2,434	3,012
Osaic Holdings, Inc. 10.75% 8/1/2027[5]	256	261
Owens & Minor, Inc. 6.625% 4/1/2030[5]	40	39
Pacific Gas and Electric Co. 3.15% 1/1/2026	3,000	2,944
Pacific Gas and Electric Co. 4.65% 8/1/2028	542	544
Pacific Gas and Electric Co. 6.40% 6/15/2033	1,500	1,640
American Funds Insurance Series — Page 203 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.30% 8/1/2040	USD4,525	$3,517
PacifiCorp 5.30% 2/15/2031	800	833
PacifiCorp 5.45% 2/15/2034	350	364
PacifiCorp 3.30% 3/15/2051	150	106
PacifiCorp 2.90% 6/15/2052	280	181
PacifiCorp 5.35% 12/1/2053	525	520
PacifiCorp 5.50% 5/15/2054	980	986
PacifiCorp 5.80% 1/15/2055	500	525
Panama (Republic of) 3.75% 4/17/2026	465	456
Panama (Republic of) 7.50% 3/1/2031	415	454
Panama (Republic of) 6.40% 2/14/2035	850	870
Panama (Republic of) 8.00% 3/1/2038	755	855
Panama (Republic of) 7.875% 3/1/2057	6,166	6,980
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]	65	63
Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]	55	57
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,9]	2	2
Performance Food Group, Inc. 5.50% 10/15/2027[5]	11	11
Permian Resources Operating, LLC 9.875% 7/15/2031[5]	5	6
Permian Resources Operating, LLC 7.00% 1/15/2032[5]	25	26
Permian Resources Operating, LLC 6.25% 2/1/2033[5]	106	108
Petroleos Mexicanos 4.25% 1/15/2025	261	259
Petroleos Mexicanos 6.875% 10/16/2025	946	948
Petroleos Mexicanos 6.875% 8/4/2026	638	636
Petroleos Mexicanos 6.49% 1/23/2027	5,999	5,911
Petroleos Mexicanos 6.50% 3/13/2027	6,200	6,084
Petroleos Mexicanos 6.84% 1/23/2030	8,494	7,871
Petroleos Mexicanos 5.95% 1/28/2031	65	56
Petroleos Mexicanos 6.70% 2/16/2032	779	699
Petroleos Mexicanos 6.95% 1/28/2060	55	39
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	910	910
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	2,128	2,170
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	188	195
PG&E Corp. 5.00% 7/1/2028	385	382
PG&E Corp. 5.25% 7/1/2030	175	174
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]	145	152
Philip Morris International, Inc. 5.125% 11/17/2027	315	324
Philip Morris International, Inc. 2.10% 5/1/2030	634	566
Philip Morris International, Inc. 5.75% 11/17/2032	1,554	1,671
Philip Morris International, Inc. 5.375% 2/15/2033	1,382	1,446
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	375	398
POSCO Holdings, Inc. 4.875% 1/23/2027[5]	510	514
Post Holdings, Inc. 5.625% 1/15/2028[5]	26	26
Post Holdings, Inc. 5.50% 12/15/2029[5]	80	79
Post Holdings, Inc. 4.625% 4/15/2030[5]	444	425
Post Holdings, Inc. 6.25% 2/15/2032[5]	33	34
Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[4,5]	105	106
Prestige Brands, Inc. 3.75% 4/1/2031[5]	120	110
Procter & Gamble Co. 3.00% 3/25/2030	338	324
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	2,755	2,651
PT Freeport Indonesia 5.315% 4/14/2032	449	457
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,9]	172	171
Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,9]	269	254
American Funds Insurance Series — Page 204 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[6,7,9]	USD9	$9
Raizen Fuels Finance SA 6.45% 3/5/2034[5]	910	964
Range Resources Corp. 4.75% 2/15/2030[5]	145	140
Reworld Holding Corp. 4.875% 12/1/2029[5]	25	24
RHP Hotel Properties, LP 7.25% 7/15/2028[5]	80	84
RHP Hotel Properties, LP 4.50% 2/15/2029[5]	90	87
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]	20	19
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]	75	76
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]	90	92
Ryan Specialty, LLC 4.375% 2/1/2030[5]	45	43
Ryan Specialty, LLC 5.875% 8/1/2032[5]	20	20
SAEL, Ltd. 7.80% 7/31/2031[5]	630	641
Sally Holdings, LLC 6.75% 3/1/2032	107	110
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]	1,870	1,917
Sands China, Ltd. 5.40% 8/8/2028	2,710	2,738
Sands China, Ltd. 3.25% 8/8/2031	930	818
Santander Holdings USA, Inc. 3.244% 10/5/2026	3,750	3,650
Sasol Financing USA, LLC 8.75% 5/3/2029[2]	1,330	1,408
Sats Treasury Pte., Ltd. 4.828% 1/23/2029	350	356
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]	73	72
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[5]	1,275	1,305
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]	1,040	1,055
Scentre Group Trust 1 3.50% 2/12/2025[5]	210	209
Scentre Group Trust 1 3.75% 3/23/2027[5]	110	108
Scientific Games Holdings, LP 6.625% 3/1/2030[5]	46	46
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]	115	111
Sealed Air Corp. 6.125% 2/1/2028[5]	180	183
Sealed Air Corp. 6.50% 7/15/2032[5]	123	127
Serbia (Republic of) 6.25% 5/26/2028[5]	740	771
Service Corp. International 5.75% 10/15/2032	35	35
Service Properties Trust 8.625% 11/15/2031[5]	60	65
ServiceNow, Inc. 1.40% 9/1/2030	1,505	1,292
Simmons Foods, Inc. 4.625% 3/1/2029[5]	160	152
Sirius XM Radio, Inc. 3.125% 9/1/2026[5]	50	48
Sirius XM Radio, Inc. 4.00% 7/15/2028[5]	195	184
Sirius XM Radio, Inc. 4.125% 7/1/2030[5]	39	35
Sirius XM Radio, Inc. 3.875% 9/1/2031[5]	111	97
SK hynix, Inc. 1.50% 1/19/2026	563	541
SM Energy Co. 6.50% 7/15/2028	45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.892% 11/15/2052[4,5,6]	644	651
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]	595	613
Sonic Automotive, Inc. 4.625% 11/15/2029[5]	45	42
Sonic Automotive, Inc. 4.875% 11/15/2031[5]	20	18
Southern California Edison Co. 2.85% 8/1/2029	200	188
Southern California Edison Co. 3.65% 2/1/2050	1,700	1,325
Southwestern Energy Co. 5.375% 3/15/2030	55	55
Southwestern Energy Co. 4.75% 2/1/2032	15	14
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]	71	79
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[6,7]	5	5
Sprint, LLC 7.625% 3/1/2026	130	134
American Funds Insurance Series — Page 205 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Stagwell Global, LLC 5.625% 8/15/2029[5]	USD115	$111
Station Casinos, LLC 6.625% 3/15/2032[5]	35	36
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]	1,500	1,407
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]	2,560	2,626
Stellantis Finance US, Inc. 2.691% 9/15/2031[5]	453	387
Stericycle, Inc. 3.875% 1/15/2029[5]	50	50
Stillwater Mining Co. 4.00% 11/16/2026[2]	2,090	1,998
Sunoco, LP 7.00% 5/1/2029[5]	30	31
Sunoco, LP 4.50% 5/15/2029	290	279
Sunoco, LP 4.50% 4/30/2030	35	34
Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]	45	47
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[1,8]	12	— [11]
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,5]	400	407
Talen Energy Supply, LLC 8.625% 6/1/2030[5]	69	75
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[6,7]	45	45
Talos Production, Inc. 9.00% 2/1/2029[5]	15	15
Talos Production, Inc. 9.375% 2/1/2031[5]	55	57
Targa Resources Corp. 5.50% 2/15/2035	1,085	1,118
Tencent Holdings, Ltd. 3.24% 6/3/2050[5]	3,450	2,537
Tenet Healthcare Corp. 6.125% 10/1/2028	25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	240	238
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	1,429	1,358
T-Mobile USA, Inc. 2.40% 3/15/2029	1,079	994
T-Mobile USA, Inc. 5.65% 1/15/2053	1,400	1,473
Toyota Motor Credit Corp. 3.375% 4/1/2030	453	435
TransDigm, Inc. 5.50% 11/15/2027	45	45
TransDigm, Inc. 4.875% 5/1/2029	80	78
TransDigm, Inc. 6.875% 12/15/2030[5]	85	89
TransDigm, Inc. 6.625% 3/1/2032[5]	45	47
Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]	45	45
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]	102	105
Transocean, Inc. 8.75% 2/15/2030[5]	34	35
Transocean, Inc. 6.80% 3/15/2038	35	29
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,12]	100	98
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]	251	252
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]	100	100
Triumph Group, Inc. 9.00% 3/15/2028[5]	57	60
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[6,7]	235	239
Turkey (Republic of) 7.125% 7/17/2032	1,360	1,405
U.S. Treasury 4.25% 1/31/2026	1,202	1,209
U.S. Treasury 4.50% 4/15/2027	1,630	1,666
U.S. Treasury 1.125% 8/31/2028	2,155	1,963
U.S. Treasury 4.25% 2/28/2029	109	112
U.S. Treasury 4.125% 3/31/2029	24	25
U.S. Treasury 4.625% 4/30/2029	13	14
U.S. Treasury 4.00% 7/31/2029	347	354
U.S. Treasury 4.375% 5/15/2034	1,319	1,382
U.S. Treasury 1.75% 8/15/2041[13]	4,650	3,298
U.S. Treasury 4.75% 11/15/2043[13]	2,650	2,860
U.S. Treasury 4.625% 5/15/2044	1,210	1,283
U.S. Treasury 3.00% 8/15/2048[13]	5,045	4,093
American Funds Insurance Series — Page 206 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 5/15/2050[13]	USD1,625	$870
U.S. Treasury 4.75% 11/15/2053[13]	5,509	6,086
U.S. Treasury 4.25% 2/15/2054	681	694
U.S. Treasury 4.625% 5/15/2054[13]	3,515	3,813
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]	821	801
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]	10,363	10,768
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]	3,419	2,161
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]	180	163
UKG, Inc. 6.875% 2/1/2031[5]	77	80
Uniform Mortgage-Backed Security 2.00% 10/1/2054[4,10]	10,188	8,424
Uniform Mortgage-Backed Security 2.50% 10/1/2054[4,10]	264	228
Uniform Mortgage-Backed Security 3.50% 10/1/2054[4,10]	2,975	2,771
Uniform Mortgage-Backed Security 4.50% 10/1/2054[4,10]	14,310	14,069
Uniform Mortgage-Backed Security 5.00% 10/1/2054[4,10]	35,450	35,432
Uniform Mortgage-Backed Security 6.00% 10/1/2054[4,10]	1,897	1,939
Uniform Mortgage-Backed Security 6.50% 10/1/2054[4,10]	22,996	23,710
Uniform Mortgage-Backed Security 3.50% 11/1/2054[4,10]	122	114
United Mexican States 6.00% 5/7/2036	970	990
United Mexican States 6.338% 5/4/2053	425	424
United Mexican States 5.75% 10/12/2110	3,002	2,616
United Natural Foods, Inc. 6.75% 10/15/2028[5]	85	81
United Rentals (North America), Inc. 3.875% 2/15/2031	130	121
Univision Communications, Inc. 4.50% 5/1/2029[5]	250	224
US Foods, Inc. 4.625% 6/1/2030[5]	35	34
Vail Resorts, Inc. 6.50% 5/15/2032[5]	20	21
Valvoline, Inc. 3.625% 6/15/2031[5]	85	76
Velocity Vehicle Group, LLC 8.00% 6/1/2029[5]	30	31
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.339% Cash 1/16/2026[6,7,9]	30	31
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[6,7,9]	50	50
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]	35	33
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]	31	33
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]	110	102
Venture Global LNG, Inc. 8.125% 6/1/2028[5]	80	83
Veralto Corp. 5.35% 9/18/2028	2,900	3,021
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]	779	794
VICI Properties, LP 4.375% 5/15/2025	1,563	1,556
Vital Energy, Inc. 7.875% 4/15/2032[5]	15	15
VZ Secured Financing BV 5.00% 1/15/2032[5]	200	184
W&T Offshore, Inc. 11.75% 2/1/2026[5]	55	56
Wand NewCo 3, Inc. 7.625% 1/30/2032[5]	35	37
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]	71	74
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]	320	319
Wayfair, LLC 7.25% 10/31/2029[5]	25	26
Weatherford International, Ltd. 8.625% 4/30/2030[5]	93	97
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	4,698	4,610
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	1,600	1,480
WESCO Distribution, Inc. 7.25% 6/15/2028[5]	200	205
WESCO Distribution, Inc. 6.625% 3/15/2032[5]	150	156
Western Midstream Operating, LP 3.10% 2/1/2025[1]	85	84
Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[4,5]	146	146
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]	278	278
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]	60	60
American Funds Insurance Series — Page 207 of 288

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)		Principal amount (000)	Value (000)
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		USD1,250	$1,239
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]		146	147
WMG Acquisition Corp. 3.75% 12/1/2029[5]		110	104
WMG Acquisition Corp. 3.875% 7/15/2030[5]		135	126
WMG Acquisition Corp. 3.00% 2/15/2031[5]		80	71
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,12]		105	98
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]		43	46
Ziggo Bond Co. BV 5.125% 2/28/2030[5]		200	185
Ziggo BV 4.875% 1/15/2030[5]		300	285
			752,640
Total bonds, notes & other debt instruments (cost: $1,500,742,000)			1,477,062
Preferred securities 0.01% U.S. dollars 0.01%		Shares
ACR III LSC Holdings, LLC, Series B, preferred shares[5,12,14]		48	79
Total preferred securities (cost: $49,000)			79
Common stocks 0.03% U.S. dollars 0.03%
Constellation Oil Services Holding SA, Class B-1[12,14]		1,117,869	190
Venator Materials PLC[12,14]		232	120
Altera Infrastructure, LP12,14		1,441	111
Endo, Inc.[14]		2,755	73
Endo, Inc., 1L 6.125% Escrow[12,14]		205,000	— [11]
WeWork, Inc.[12,14]		968	12
Party City Holdco, Inc.[12,14]		80	1
Party City Holdco, Inc.[5,12,14]		1	— [11]
Bighorn Permian Resources, LLC[12]		531	— [11]
			507
Total common stocks (cost: $1,034,000)			507
Investment funds 1.39%
Capital Group Central Corporate Bond Fund[15]		2,521,466	21,836
Total investment funds (cost: $19,697,000)			21,836
Short-term securities 8.96% Bills & notes of governments & government agencies outside the U.S. 3.09%	Weighted average yield at acquisition	Principal amount (000)
Egypt (Arab Republic of) 10/1/2024	22.855%	EGP29,675	614
Egypt (Arab Republic of) 11/12/2024	22.326	43,850	881
Egypt (Arab Republic of) 11/19/2024	22.238	67,700	1,353
Egypt (Arab Republic of) 3/11/2025	21.301	94,475	1,740
Egypt (Arab Republic of) 3/18/2025	21.290	407,450	7,469
Japan Treasury 10/15/2024	0.012	JPY4,517,300	31,430
Nigeria (Republic of) 2/11/2025	18.000	NGN675,950	373
Nigeria (Republic of) 2/20/2025	17.782	901,265	490
Nigeria (Republic of) 2/25/2025	18.045	1,632,886	885
American Funds Insurance Series — Page 208 of 288

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Nigeria (Republic of) 3/6/2025	17.824%	NGN1,609,737	$867
Nigeria (Republic of) 3/13/2025	17.900	1,201,690	644
Nigeria (Republic of) 3/27/2025	18.586	3,072,227	1,629
			48,375
Money market investments 5.87%		Shares
Capital Group Central Cash Fund 5.09%[15,16]		919,643	91,983
Total short-term securities (cost: $138,733,000)			140,358
Options purchased (equity style) 0.00%
Options purchased (equity style)*			5
Total investment securities 104.66% (cost: $1,660,257,000)			1,639,847
Other assets less liabilities (4.66)%			(73,048)
Net assets 100.00%			$1,566,799
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD97.00	USD1,750	$5
Options on foreign currencies
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year Euro-Schatz Futures	Long	96	12/10/2024	USD11,453	$61
2 Year Italy Government Bond Futures	Long	34	12/10/2024	4,075	8
2 Year U.S. Treasury Note Futures	Long	1,814	1/6/2025	377,751	963
3 Year Australian Treasury Bond Futures	Short	1	12/17/2024	(74)	— [11]
5 Year Euro-Bobl Futures	Long	533	12/10/2024	71,227	767
5 Year U.S Treasury Note Futures	Long	938	12/31/2024	103,070	186
10 Year French Government Bond Futures	Long	136	12/10/2024	19,202	(11)
10 Year Italy Government Bond Futures	Short	45	12/10/2024	(6,085)	(14)
10 Year Euro-Bund Futures	Short	102	12/10/2024	(15,319)	(96)
10 Year Australian Treasury Bond Futures	Long	3	12/16/2024	242	(1)
10 Year Japanese Government Bond Futures	Short	71	12/20/2024	(71,457)	(164)
10 Year UK Gilt Futures	Long	229	12/31/2024	30,136	(221)
10 Year U.S. Treasury Note Futures	Short	812	12/31/2024	(92,796)	(86)
10 Year Ultra U.S. Treasury Note Futures	Short	902	12/31/2024	(106,704)	231
20 Year U.S. Treasury Bond Futures	Long	96	12/31/2024	11,922	(103)
American Funds Insurance Series — Page 209 of 288

unaudited
Futures contracts (continued)

Options on foreign currencies (continued)
Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
30 Year Euro-Buxl Futures	Long	22	12/10/2024	USD3,337	$73
30 Year Ultra U.S. Treasury Bond Futures	Long	111	12/31/2024	14,773	(121)
					$1,472
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
EUR	115	USD	128	HSBC Bank	10/3/2024	$— [11]
USD	127	EUR	115	Goldman Sachs	10/3/2024	(1)
JPY	1,665,608	USD	11,454	JPMorgan Chase	10/4/2024	141
ZAR	29,130	USD	1,613	Morgan Stanley	10/4/2024	72
AUD	1,655	USD	1,117	Bank of America	10/4/2024	28
CHF	2,790	USD	3,287	HSBC Bank	10/4/2024	11
TRY	7,670	USD	216	Standard Chartered Bank	10/4/2024	8
DKK	46,980	EUR	6,299	UBS AG	10/4/2024	4
CZK	18,000	USD	798	JPMorgan Chase	10/4/2024	(4)
EUR	3,228	PLN	13,860	Standard Chartered Bank	10/4/2024	(7)
CZK	47,290	EUR	1,883	BNP Paribas	10/4/2024	(9)
USD	10,905	DKK	73,090	HSBC Bank	10/4/2024	(12)
USD	1,238	GBP	940	Barclays Bank PLC	10/4/2024	(18)
USD	1,875	NZD	2,998	UBS AG	10/4/2024	(30)
USD	9,925	NOK	105,105	Standard Chartered Bank	10/4/2024	(36)
USD	1,869	NZD	2,998	UBS AG	10/4/2024	(36)
USD	1,642	NZD	2,650	HSBC Bank	10/4/2024	(41)
USD	1,797	GBP	1,380	BNP Paribas	10/4/2024	(48)
USD	4,970	NZD	8,091	BNP Paribas	10/4/2024	(170)
THB	190,470	USD	5,686	HSBC Bank	10/7/2024	193
JPY	3,258,500	CHF	19,110	HSBC Bank	10/7/2024	96
USD	1,747	HUF	619,035	Citibank	10/7/2024	13
USD	1,663	EUR	1,490	HSBC Bank	10/7/2024	4
EUR	24,832	USD	27,650	Goldman Sachs	10/7/2024	— [11]
EUR	1,385	USD	1,543	JPMorgan Chase	10/7/2024	(1)
HUF	1,284,310	EUR	3,265	HSBC Bank	10/7/2024	(38)
JPY	1,773,230	USD	12,391	Morgan Stanley	10/7/2024	(42)
ILS	4,200	USD	1,135	HSBC Bank	10/9/2024	(8)
CNH	166,240	USD	23,368	Standard Chartered Bank	10/10/2024	377
CNH	138,167	USD	19,544	Citibank	10/10/2024	191
AUD	4,100	USD	2,764	Morgan Stanley	10/10/2024	71
EUR	10,858	USD	12,062	Standard Chartered Bank	10/10/2024	30
EUR	6,495	USD	7,228	Morgan Stanley	10/10/2024	5
EUR	1,890	USD	2,103	HSBC Bank	10/10/2024	1
COP	2,800,000	USD	674	Morgan Stanley	10/11/2024	(9)
EUR	31,335	USD	34,587	Citibank	10/17/2024	320
EUR	10,030	USD	11,083	Morgan Stanley	10/17/2024	90
American Funds Insurance Series — Page 210 of 288

unaudited
Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Currency purchased (000)		Currency sold (000)
MXN	49,445	USD	2,451	Standard Chartered Bank	10/17/2024	$53
CAD	17,923	USD	13,213	Morgan Stanley	10/17/2024	44
EUR	5,100	CAD	7,646	JPMorgan Chase	10/17/2024	26
MXN	20,500	USD	1,025	Morgan Stanley	10/17/2024	13
SGD	1,400	USD	1,082	BNP Paribas	10/17/2024	8
PLN	20,540	EUR	4,784	BNP Paribas	10/17/2024	6
USD	4,346	EUR	3,900	HSBC Bank	10/17/2024	1
USD	1,191	EUR	1,070	HSBC Bank	10/17/2024	(1)
USD	257	PLN	1,000	Goldman Sachs	10/17/2024	(3)
MXN	77,000	USD	3,968	Goldman Sachs	10/17/2024	(69)
USD	5,240	GBP	4,010	Bank of America	10/17/2024	(121)
CNH	116,108	USD	16,362	HSBC Bank	10/18/2024	235
SEK	45,500	USD	4,384	Goldman Sachs	10/18/2024	100
NOK	5,785	USD	533	Goldman Sachs	10/18/2024	15
AUD	348	USD	235	HSBC Bank	10/18/2024	6
CHF	612	USD	720	UBS AG	10/18/2024	5
USD	5,514	AUD	8,284	Morgan Stanley	10/18/2024	(215)
USD	8,838	NZD	14,284	HSBC Bank	10/18/2024	(237)
USD	7,337	MXN	142,360	Morgan Stanley	10/21/2024	132
USD	3,322	MXN	64,661	Morgan Stanley	10/21/2024	49
IDR	13,711,870	USD	882	Citibank	10/21/2024	20
BRL	21,800	USD	3,973	JPMorgan Chase	10/21/2024	19
USD	19	INR	1,609	Bank of New York Mellon	10/21/2024	— [11]
USD	726	CLP	673,750	Morgan Stanley	10/21/2024	(23)
USD	24,170	BRL	136,727	JPMorgan Chase	10/21/2024	(863)
EUR	3,113	USD	3,471	HSBC Bank	10/22/2024	(2)
EUR	16,620	USD	18,588	Citibank	10/22/2024	(69)
USD	8,009	ILS	30,290	HSBC Bank	10/22/2024	(120)
JPY	2,128,568	USD	15,077	HSBC Bank	10/22/2024	(217)
CNH	66,687	USD	9,452	UBS AG	10/23/2024	85
MYR	10,480	USD	2,479	JPMorgan Chase	10/23/2024	60
USD	1,045	NZD	1,680	UBS AG	10/23/2024	(22)
USD	1,393	BRL	7,590	Morgan Stanley	10/28/2024	4
INR	231,720	USD	2,765	Citibank	10/28/2024	(4)
USD	15,455	KRW	20,556,804	Citibank	10/28/2024	(151)
EUR	1,850	USD	2,061	Citibank	11/4/2024	2
USD	7,983	EUR	7,330	BNP Paribas	11/4/2024	(189)
JPY	720,965	USD	4,870	Morgan Stanley	11/5/2024	173
JPY	1,000,000	USD	6,953	Standard Chartered Bank	11/6/2024	43
USD	834	EUR	745	BNP Paribas	12/18/2024	2
CNH	37,010	USD	5,330	JPMorgan Chase	12/18/2024	(13)
USD	3,362	BRL	17,410	Citibank	4/1/2025	249
						$176
American Funds Insurance Series — Page 211 of 288

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN772,940	$139	$—	$139
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN14,940	(1)	—	(1)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK83,740	(21)	—	(21)
6.50%	28-day	28-day MXN-TIIE	28-day	6/17/2026	MXN13,900	(30)	—	(30)
6.55%	28-day	28-day MXN-TIIE	28-day	6/17/2026	43,000	(90)	—	(90)
6.50%	28-day	28-day MXN-TIIE	28-day	6/18/2026	27,800	(59)	—	(59)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	43,375	(56)	—	(56)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP13,640	196	—	196
4.1172%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	7/18/2027	NZD13,670	145	—	145
SOFR	Annual	4.0322%	Annual	7/18/2027	USD8,109	(148)	—	(148)
4.1187%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	7/19/2027	NZD13,680	145	—	145
SOFR	Annual	4.0017%	Annual	7/19/2027	USD8,111	(142)	—	(142)
3.5175%	Annual	SOFR	Annual	8/15/2027	97,650	489	—	489
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP10,000	583	—	583
4.96048%	Annual	SONIA	Annual	6/21/2028	7,810	448	—	448
3.968%	Annual	SONIA	Annual	2/16/2029	13,830	225	—	225
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR5,930	(168)	—	(168)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP5,260	(44)	—	(44)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD16,910	(168)	—	(168)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP4,240	(306)	—	(306)
SONIA	Annual	4.36738%	Annual	6/21/2033	8,600	(636)	—	(636)
SONIA	Annual	3.9322%	Annual	2/16/2054	3,550	(103)	—	(103)
						$398	$—	$398
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	$(115)	$—	$(115)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	30,865	(136)	—	(136)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	100,270	(315)	—	(315)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	35,980	(212)	—	(212)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	55,145	(997)	—	(997)
							$(1,775)	$—	$(1,775)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD26,465	$(2,055)	$(1,709)	$(346)
American Funds Insurance Series — Page 212 of 288

unaudited
Swap contracts (continued)

Credit default swaps (continued)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[17] (000)	Value at 9/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD79,442	$1,787	$1,785	$3
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR12,320	287	285	2
CDX.EM.42	1.00%	Quarterly	12/20/2029	USD5,750	(168)	(169)	1
					$1,906	$1,901	$6
Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Investment funds 1.39%
Capital Group Central Corporate Bond Fund	$52,692	$1,163	$31,216	$689	$(1,492)	$21,836	$1,163
Short-term securities 5.87%
Money market investments 5.87%
Capital Group Central Cash Fund 5.09%[16]	177,300	392,888	478,236	2	29	91,983	7,461
Total 7.26%				$691	$(1,463)	$113,819	$8,624
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,853	$5,694	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,505	5,568.35
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	1,998	2,105.13
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,911	1,998.13
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,340	1,408.09
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[6,7]	9/13/2023	94	96.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[6,7]	9/13/2023-9/13/2024	5	5	.00 [19]
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,12]	6/23/2023	102	98.01
Total		$16,808	$16,972	1.08%

American Funds Insurance Series — Page 213 of 288

unaudited
[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,972,000, which represented 1.08% of the net assets of the fund.

[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $124,279,000, which represented 7.93% of the net assets of the fund.

[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,012,000, which represented .13% of the net assets of the fund.

[8]	Scheduled interest and/or principal payment was not received.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[10]	Purchased on a TBA basis.
[11]	Amount less than one thousand.
[12]	Value determined using significant unobservable inputs.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,436,000, which represented .73% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[16]	Rate represents the seven-day yield at 9/30/2024.
[17]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[18]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[19]	Amount less than .01%.
American Funds Insurance Series — Page 214 of 288

unaudited

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen

KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Interbank Equilibrium Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand
American Funds Insurance Series — Page 215 of 288

American High-Income Trust®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 90.41% Corporate bonds, notes & loans 90.24% Energy 14.23%	Principal amount (000)	Value (000)
3R Lux SARL 9.75% 2/5/2031[1]	USD875	$923
Antero Midstream Partners, LP 5.375% 6/15/2029[1]	620	614
Antero Midstream Partners, LP 6.625% 2/1/2032[1]	40	41
Antero Resources Corp. 5.375% 3/1/2030[1]	130	129
Archrock Partners, LP 6.25% 4/1/2028[1]	255	256
Archrock Partners, LP 6.625% 9/1/2032[1]	300	308
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	2,040	2,043
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	271	278
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	650	643
Baytex Energy Corp. 8.50% 4/30/2030[1]	520	539
Baytex Energy Corp. 7.375% 3/15/2032[1]	1,470	1,466
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	1,210	1,188
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]	125	130
Borr IHC, Ltd. 10.00% 11/15/2028[1]	2,673	2,780
Borr IHC, Ltd. 10.375% 11/15/2030[1]	1,088	1,151
California Resources Corp. 7.125% 2/1/2026[1]	390	390
California Resources Corp. 8.25% 6/15/2029[1]	520	530
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	790	789
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	1,120	1,127
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	755	770
Chesapeake Energy Corp. 4.875% 4/15/2032[2]	4,300	89
Chord Energy Corp. 6.375% 6/1/2026[1]	190	191
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	1,315	1,369
Civitas Resources, Inc. 5.00% 10/15/2026[1]	905	896
Civitas Resources, Inc. 8.375% 7/1/2028[1]	740	770
Civitas Resources, Inc. 8.625% 11/1/2030[1]	730	774
Civitas Resources, Inc. 8.75% 7/1/2031[1]	2,987	3,166
CNX Midstream Partners, LP 4.75% 4/15/2030[1]	280	262
CNX Resources Corp. 6.00% 1/15/2029[1]	1,504	1,513
CNX Resources Corp. 7.375% 1/15/2031[1]	861	900
CNX Resources Corp. 7.25% 3/1/2032[1]	1,160	1,219
Comstock Resources, Inc. 6.75% 3/1/2029[1]	300	293
Comstock Resources, Inc. 5.875% 1/15/2030[1]	875	819
Constellation Oil Services Holding SA 3.00% Cash 12/31/2026[3]	3,201	2,921
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	1,498	1,563
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	1,435	1,437
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]	1,415	1,394
Delek Logistics Partners, LP 8.625% 3/15/2029[1]	365	384
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,408	1,348
DT Midstream, Inc. 4.375% 6/15/2031[1]	307	291
Ecopetrol SA 8.375% 1/19/2036	315	322
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	725	739
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]	1,165	1,226
Energean Israel Finance, Ltd. 4.875% 3/30/2026[1]	225	215
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	1,085	930
American Funds Insurance Series — Page 216 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energy Transfer, LP 6.00% 2/1/2029[1]	USD55	$56
EQM Midstream Partners, LP 4.125% 12/1/2026	87	86
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	1,120	1,154
EQM Midstream Partners, LP 5.50% 7/15/2028	326	331
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	185	191
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	1,690	1,638
EQM Midstream Partners, LP 6.50% 7/15/2048	1,115	1,154
EQT Corp. 5.00% 1/15/2029	170	172
EQT Corp. 3.625% 5/15/2031[1]	290	266
Genesis Energy, LP 8.00% 1/15/2027	3,115	3,187
Genesis Energy, LP 7.75% 2/1/2028	72	73
Genesis Energy, LP 8.25% 1/15/2029	1,480	1,534
Genesis Energy, LP 8.875% 4/15/2030	1,110	1,168
Genesis Energy, LP 7.875% 5/15/2032	2,485	2,532
Global Partners, LP 6.875% 1/15/2029	135	136
Global Partners, LP 8.25% 1/15/2032[1]	575	597
Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]	240	228
Gulfport Energy Corp. 6.75% 9/1/2029[1]	310	314
Harbour Energy PLC 5.50% 10/15/2026[1]	1,545	1,540
Harvest Midstream I, LP 7.50% 9/1/2028[1]	1,717	1,758
Harvest Midstream I, LP 7.50% 5/15/2032[1]	900	947
Hess Midstream Operations, LP 5.125% 6/15/2028[1]	156	154
Hess Midstream Operations, LP 6.50% 6/1/2029[1]	405	419
Hess Midstream Operations, LP 4.25% 2/15/2030[1]	1,430	1,366
Hess Midstream Operations, LP 5.50% 10/15/2030[1]	400	399
Hilcorp Energy I, LP 6.25% 11/1/2028[1]	145	145
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	985	959
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	922	900
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	938	914
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	970	945
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	2,023	2,183
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	265	274
Kraken Oil & Gas Partners, LLC 7.625% 8/15/2029[1]	120	120
Matador Resources Co. 6.875% 4/15/2028[1]	425	433
Matador Resources Co. 6.50% 4/15/2032[1]	820	819
Matador Resources Co. 6.25% 4/15/2033[1]	595	586
MEG Energy Corp. 5.875% 2/1/2029[1]	740	725
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]	739	16
Murphy Oil Corp. 6.375% 7/15/2028	243	247
Murphy Oil Corp. 6.00% 10/1/2032	330	326
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]	820	740
Nabors Industries, Inc. 7.375% 5/15/2027[1]	1,190	1,194
Nabors Industries, Inc. 9.125% 1/31/2030[1]	1,340	1,383
Nabors Industries, Inc. 8.875% 8/15/2031[1]	710	676
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	1,313	1,259
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	6,525	5,489
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	2,690	2,027
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.252% 10/30/2028[4,5]	268	243
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	895	918
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	1,585	1,635
Noble Finance II, LLC 8.00% 4/15/2030[1]	1,210	1,249
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	1,985	2,001
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	405	423
American Funds Insurance Series — Page 217 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
NuStar Logistics, LP 6.00% 6/1/2026	USD286	$288
Parkland Corp. 4.625% 5/1/2030[1]	440	415
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	58	60
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	1,840	2,055
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	1,165	1,213
Permian Resources Operating, LLC 6.25% 2/1/2033[1]	1,625	1,652
Petroleos Mexicanos 6.875% 10/16/2025	350	351
Petroleos Mexicanos 4.50% 1/23/2026	440	426
Petroleos Mexicanos 8.75% 6/2/2029	732	742
Petroleos Mexicanos 6.84% 1/23/2030	155	144
Petroleos Mexicanos 5.95% 1/28/2031	485	420
Petroleos Mexicanos 7.69% 1/23/2050	155	121
Petroleos Mexicanos 6.95% 1/28/2060	425	305
Range Resources Corp. 4.875% 5/15/2025	362	360
Range Resources Corp. 8.25% 1/15/2029	585	606
Range Resources Corp. 4.75% 2/15/2030[1]	395	381
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]	1,155	1,142
Southwestern Energy Co. 5.375% 3/15/2030	1,290	1,287
Southwestern Energy Co. 4.75% 2/1/2032	370	354
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	335	313
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]	755	790
Sunoco, LP 6.00% 4/15/2027	547	549
Sunoco, LP 5.875% 3/15/2028	290	292
Sunoco, LP 7.00% 5/1/2029[1]	300	314
Sunoco, LP 4.50% 5/15/2029	1,970	1,895
Sunoco, LP 4.50% 4/30/2030	1,955	1,875
Sunoco, LP 7.25% 5/1/2032[1]	785	833
Tallgrass Energy Partners, LP 7.50% 10/1/2025[1]	85	85
Talos Production, Inc. 9.00% 2/1/2029[1]	1,110	1,144
Talos Production, Inc. 9.375% 2/1/2031[1]	1,145	1,178
Targa Resources Partners, LP 6.50% 7/15/2027	133	135
Targa Resources Partners, LP 6.875% 1/15/2029	915	939
Targa Resources Partners, LP 5.50% 3/1/2030	327	333
Targa Resources Partners, LP 4.875% 2/1/2031	695	690
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	522	534
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	421	422
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	1,032	1,064
Transocean, Inc. 8.75% 2/15/2030[1]	484	505
Transocean, Inc. 8.50% 5/15/2031[1]	520	517
Transocean, Inc. 6.80% 3/15/2038	540	441
Transportadora de Gas del Sur SA 8.50% 7/24/2031[1]	290	303
USA Compression Partners, LP 6.875% 9/1/2027	247	249
USA Compression Partners, LP 7.125% 3/15/2029[1]	430	443
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	1,190	1,125
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	195	205
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	1,705	1,587
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]	1,260	1,131
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	710	741
Venture Global LNG, Inc. 9.50% 2/1/2029[1]	405	456
Venture Global LNG, Inc. 7.00% 1/15/2030[1]	425	434
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	1,000	1,057
Venture Global LNG, Inc. 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,6]	413	419
Vital Energy, Inc. 7.875% 4/15/2032[1]	900	872
American Funds Insurance Series — Page 218 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
W&T Offshore, Inc. 11.75% 2/1/2026[1]	USD355	$362
Weatherford International, Ltd. 8.625% 4/30/2030[1]	2,716	2,832
Western Midstream Operating, LP 3.10% 2/1/2025[6]	35	35
Western Midstream Operating, LP 4.50% 3/1/2028	239	237
Western Midstream Operating, LP 5.25% 2/1/2050[6]	300	272
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]	395	390
		131,675
Communication services 12.92%
Altice France Holding SA 10.50% 5/15/2027[1]	1,080	375
Altice France SA 5.125% 7/15/2029[1]	2,227	1,568
Altice France SA 5.50% 10/15/2029[1]	380	267
América Móvil, SAB de CV 10.125% 1/22/2029	MXN5,750	294
CCO Holdings, LLC 5.50% 5/1/2026[1]	USD102	102
CCO Holdings, LLC 5.00% 2/1/2028[1]	901	877
CCO Holdings, LLC 5.375% 6/1/2029[1]	360	347
CCO Holdings, LLC 6.375% 9/1/2029[1]	300	301
CCO Holdings, LLC 4.75% 3/1/2030[1]	3,521	3,241
CCO Holdings, LLC 4.50% 8/15/2030[1]	2,634	2,390
CCO Holdings, LLC 4.25% 2/1/2031[1]	3,954	3,489
CCO Holdings, LLC 4.75% 2/1/2032[1]	2,653	2,340
CCO Holdings, LLC 4.50% 5/1/2032	2,152	1,862
CCO Holdings, LLC 4.50% 6/1/2033[1]	2,190	1,862
CCO Holdings, LLC 4.25% 1/15/2034[1]	3,481	2,858
Charter Communications Operating, LLC 5.25% 4/1/2053	400	327
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]	570	511
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]	315	272
Cogent Communications Group, LLC 3.50% 5/1/2026[1]	690	673
Connect Finco SARL 6.75% 10/1/2026[1]	3,510	3,510
Connect Finco SARL 9.00% 9/15/2029[1]	3,590	3,479
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	225	207
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.597% 1/18/2028[4,5]	1,154	1,126
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]	503	7
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]	1,056	14
Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[3,4]	89	108
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	3,021	2,968
DIRECTV Financing, LLC 8.875% 2/1/2030[1]	325	327
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.96% 8/2/2027[4,5]	669	670
DISH DBS Corp. 5.875% 11/15/2024	11,610	11,553
DISH DBS Corp. 7.75% 7/1/2026	735	638
DISH DBS Corp. 5.25% 12/1/2026[1]	515	477
DISH Network Corp. 11.75% 11/15/2027[1]	5,840	6,134
Embarq Corp. 7.995% 6/1/2036	4,224	1,888
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]	820	824
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	3,375	3,401
Frontier Communications Holdings, LLC 5.875% 11/1/2029	1,695	1,684
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	1,895	1,893
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]	185	200
Gray Television, Inc. 7.00% 5/15/2027[1]	2,835	2,789
Gray Television, Inc. 10.50% 7/15/2029[1]	3,735	3,905
Gray Television, Inc. 4.75% 10/15/2030[1]	817	520
Gray Television, Inc. 5.375% 11/15/2031[1]	3,725	2,332
American Funds Insurance Series — Page 219 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.451% 6/4/2029[4,5]	USD830	$800
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]	1,770	1,698
Lamar Media Corp. 4.00% 2/15/2030	260	245
Lamar Media Corp. 3.625% 1/15/2031	160	146
Level 3 Financing, Inc. 3.75% 7/15/2029[1]	550	377
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,3]	2,558	448
Ligado Networks, LLC, Term Loan, 17.50% 11/1/2023[2,3,4,7]	376	357
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% 2/15/2031[1]	330	332
News Corp. 3.875% 5/15/2029[1]	1,240	1,174
Nexstar Media, Inc. 5.625% 7/15/2027[1]	324	321
Nexstar Media, Inc. 4.75% 11/1/2028[1]	3,195	3,055
ROBLOX Corp. 3.875% 5/1/2030[1]	420	391
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	680	507
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	1,965	1,900
Sirius XM Radio, Inc. 5.00% 8/1/2027[1]	385	379
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	3,104	2,931
Sirius XM Radio, Inc. 5.50% 7/1/2029[1]	70	68
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	2,330	2,115
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	5,091	4,440
Sprint Capital Corp. 6.875% 11/15/2028	316	345
Sprint Capital Corp. 8.75% 3/15/2032	716	889
Sprint, LLC 7.625% 3/1/2026	480	496
Stagwell Global, LLC 5.625% 8/15/2029[1]	1,375	1,330
TEGNA, Inc. 5.00% 9/15/2029	366	349
T-Mobile USA, Inc. 3.375% 4/15/2029	860	826
Univision Communications, Inc. 6.625% 6/1/2027[1]	3,170	3,182
Univision Communications, Inc. 8.00% 8/15/2028[1]	2,455	2,512
Univision Communications, Inc. 4.50% 5/1/2029[1]	4,762	4,258
Univision Communications, Inc. 7.375% 6/30/2030[1]	2,235	2,165
Univision Communications, Inc. 8.50% 7/31/2031[1]	960	963
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.854% 6/24/2029[4,5]	68	68
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	2,375	2,105
VZ Secured Financing BV 5.00% 1/15/2032[1]	600	553
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,623	1,529
WMG Acquisition Corp. 3.875% 7/15/2030[1]	732	683
WMG Acquisition Corp. 3.00% 2/15/2031[1]	225	200
Ziggo BV 4.875% 1/15/2030[1]	865	823
		119,570
Consumer discretionary 10.09%
Advance Auto Parts, Inc. 1.75% 10/1/2027	124	111
Advance Auto Parts, Inc. 5.95% 3/9/2028	723	734
Advance Auto Parts, Inc. 3.90% 4/15/2030	1,121	1,003
Advance Auto Parts, Inc. 3.50% 3/15/2032	1,004	840
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.71% 2/2/2026[4,5]	2,749	2,688
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.71% 2/2/2026[4,5]	750	737
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	841	844
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	265	249
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	580	519
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	2,049	2,161
American Funds Insurance Series — Page 220 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	USD1,275	$1,217
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	600	569
Bath & Body Works, Inc. 6.875% 11/1/2035	1,886	1,967
Bath & Body Works, Inc. 6.75% 7/1/2036	1,000	1,032
Boyd Gaming Corp. 4.75% 12/1/2027	441	437
Boyd Gaming Corp. 4.75% 6/15/2031[1]	345	330
Boyne USA, Inc. 4.75% 5/15/2029[1]	650	625
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	4,154	3,954
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	2,190	2,289
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	1,390	1,439
Carnival Corp. 5.75% 3/1/2027[1]	890	902
Carnival Corp. 4.00% 8/1/2028[1]	2,805	2,711
Carnival Corp. 6.00% 5/1/2029[1]	1,621	1,643
Carnival Corp. 10.50% 6/1/2030[1]	1,564	1,699
Clarios Global, LP 6.25% 5/15/2026[1]	140	140
Dana, Inc. 4.50% 2/15/2032	195	173
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	1,435	1,371
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	1,745	1,627
First Student Bidco, Inc. 4.00% 7/31/2029[1]	1,365	1,282
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[4,5]	334	335
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 7.865% 7/21/2028[4,5]	102	103
Ford Motor Credit Co., LLC 6.95% 6/10/2026	599	617
Ford Motor Credit Co., LLC 4.271% 1/9/2027	495	486
Ford Motor Credit Co., LLC 3.815% 11/2/2027	115	111
Ford Motor Credit Co., LLC 7.20% 6/10/2030	370	399
Ford Motor Credit Co., LLC 4.00% 11/13/2030	295	273
Ford Motor Credit Co., LLC 7.122% 11/7/2033	1,015	1,098
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]	280	290
Gap, Inc. 3.625% 10/1/2029[1]	170	154
Gap, Inc. 3.875% 10/1/2031[1]	108	95
Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]	225	230
Genting New York, LLC 7.25% 10/1/2029[1]	1,125	1,139
Hanesbrands, Inc. 4.875% 5/15/2026[1]	714	708
Hanesbrands, Inc. 9.00% 2/15/2031[1]	1,821	1,967
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 3/8/2030[4,5]	1,258	1,258
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	408	403
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]	1,045	978
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	591	562
Hyundai Capital America 1.65% 9/17/2026[1]	70	66
International Game Technology PLC 4.125% 4/15/2026[1]	465	459
International Game Technology PLC 5.25% 1/15/2029[1]	1,065	1,062
KB Home 6.875% 6/15/2027	330	344
KB Home 7.25% 7/15/2030	330	345
Kontoor Brands, Inc. 4.125% 11/15/2029[1]	370	350
Las Vegas Sands Corp. 6.20% 8/15/2034	1,435	1,503
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	3,530	3,395
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	1,525	1,621
Levi Strauss & Co. 3.50% 3/1/2031[1]	1,175	1,066
LGI Homes, Inc. 8.75% 12/15/2028[1]	445	477
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	470	487
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	305	320
American Funds Insurance Series — Page 221 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]	USD205	$207
Lithia Motors, Inc. 3.875% 6/1/2029[1]	1,090	1,018
Lithia Motors, Inc. 4.375% 1/15/2031[1]	700	652
M.D.C. Holdings, Inc. 6.00% 1/15/2043	803	855
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	690	650
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]	1,685	1,631
Merlin Entertainments PLC 5.75% 6/15/2026[1]	492	486
MGM Resorts International 5.50% 4/15/2027	200	201
Motel 6 Operating, LP, Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.065% 9/9/2026[4,5]	227	228
NCL Corp., Ltd. 5.875% 2/15/2027[1]	375	377
Newell Brands Inc. 6.625% 9/15/2029	435	441
Party City Holdings, Inc. 0% 10/12/2028[7]	500	— [8]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,3]	2,437	2,356
PENN Entertainment, Inc. 4.125% 7/1/2029[1]	15	14
Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.512%) 8.115% 3/3/2028[4,5]	525	500
QVC, Inc. 4.45% 2/15/2025	580	577
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	492	515
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	660	639
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]	70	71
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	1,310	1,327
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	1,725	1,791
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]	1,790	1,836
Sally Holdings, LLC 6.75% 3/1/2032	2,422	2,490
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.318% 4/4/2029[4,5]	497	495
Service Corp. International 4.00% 5/15/2031	445	412
Service Corp. International 5.75% 10/15/2032	350	353
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	1,790	1,682
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	2,669	2,466
Station Casinos, LLC 6.625% 3/15/2032[1]	320	327
STL Holding Co., LLC 8.75% 2/15/2029[1]	295	314
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]	95	89
Travel + Leisure Co. 4.50% 12/1/2029[1]	995	944
Travel + Leisure Co. 4.625% 3/1/2030[1]	200	187
Universal Entertainment Corp. 9.875% 8/1/2029[1]	2,095	2,102
Vail Resorts, Inc. 6.50% 5/15/2032[1]	1,075	1,124
Valvoline, Inc. 3.625% 6/15/2031[1]	630	564
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	1,220	1,286
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	1,040	1,035
Wayfair, LLC 7.25% 10/31/2029[1]	190	195
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	455	439
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	482	477
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	247	267
Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]	1,185	1,201
ZF North America Capital, Inc. 4.75% 4/29/2025[1]	300	298
ZF North America Capital, Inc. 7.125% 4/14/2030[1]	250	259
		93,372
Health care 9.56%
AdaptHealth, LLC 6.125% 8/1/2028[1]	535	536
AdaptHealth, LLC 4.625% 8/1/2029[1]	1,015	941
AdaptHealth, LLC 5.125% 3/1/2030[1]	1,565	1,466
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	USD795	$764
Avantor Funding, Inc. 4.625% 7/15/2028[1]	2,040	1,995
Avantor Funding, Inc. 3.875% 11/1/2029[1]	905	857
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.27% 5/10/2027[4,5]	450	449
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	619	581
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	716	587
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	4,599	4,505
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	1,596	1,537
Bausch Health Companies, Inc. 6.125% 2/1/2027[1]	245	221
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	875	747
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]	982	642
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]	3,610	2,828
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]	340	210
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,732	971
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	1,952	1,072
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.195% 2/1/2027[4,5]	351	337
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	945	941
Catalent Pharma Solutions, Inc. 3.125% 2/15/2029[1]	455	447
Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[1]	1,078	1,061
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 7.92% 2/22/2028[4,5]	559	560
Centene Corp. 4.25% 12/15/2027	337	331
Centene Corp. 4.625% 12/15/2029	1,495	1,464
Centene Corp. 3.375% 2/15/2030	217	200
Centene Corp. 3.00% 10/15/2030	295	264
Centene Corp. 2.50% 3/1/2031	1,125	968
Centene Corp. 2.625% 8/1/2031	615	528
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	186	181
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	680	641
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	1,510	1,487
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]	1,845	1,699
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]	1,020	897
CHS / Community Health Systems, Inc. 10.875% 1/15/2032[1]	185	204
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]	600	632
DaVita, Inc. 4.625% 6/1/2030[1]	945	902
DaVita, Inc. 3.75% 2/15/2031[1]	190	172
DaVita, Inc. 6.875% 9/1/2032[1]	2,300	2,378
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]	2,855	3,063
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.783% 4/23/2031[4,5]	1,770	1,771
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.491% 7/1/2030[4,5]	93	93
Grifols, SA 3.875% 10/15/2028	EUR340	352
Grifols, SA 4.75% 10/15/2028[1]	USD1,960	1,838
Grifols, SA 7.50% 5/1/2030	EUR1,690	2,002
HAH Group Holding Co., LLC 9.75% 10/1/2031[1]	USD550	555
HCA, Inc. 3.50% 9/1/2030	180	170
HCA, Inc. 4.625% 3/15/2052	233	202
HCA, Inc. 7.50% 11/15/2095	250	286
Hologic, Inc. 3.25% 2/15/2029[1]	415	387
IQVIA, Inc. 5.00% 10/15/2026[1]	603	602
IQVIA, Inc. 6.50% 5/15/2030[1]	660	689
American Funds Insurance Series — Page 223 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Jazz Securities DAC 4.375% 1/15/2029[1]	USD261	$253
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]	284	310
Medline Borrower, LP 3.875% 4/1/2029[1]	580	550
Medline Borrower, LP 6.25% 4/1/2029[1]	2,179	2,248
Medline Borrower, LP 5.25% 10/1/2029[1]	1,760	1,728
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.595% 10/23/2028[4,5]	556	557
Molina Healthcare, Inc. 4.375% 6/15/2028[1]	830	808
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	1,514	1,408
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	2,875	2,632
Option Care Health, Inc. 4.375% 10/31/2029[1]	290	276
Owens & Minor, Inc. 4.50% 3/31/2029[1]	1,528	1,383
Owens & Minor, Inc. 6.625% 4/1/2030[1]	3,740	3,634
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	400	403
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,3]	2,468	2,453
Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,3]	2,533	2,397
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 8.883% Cash 1/31/2029[3,4,5]	1,763	1,730
Select Medical Corp. 6.25% 8/15/2026[1]	554	558
Star Parent, Inc. 9.00% 10/1/2030[1]	560	602
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]	365	380
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	390	408
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.502% 3/2/2027[4,5]	36	35
Tenet Healthcare Corp. 6.25% 2/1/2027	500	501
Tenet Healthcare Corp. 5.125% 11/1/2027	265	264
Tenet Healthcare Corp. 4.25% 6/1/2029	1,620	1,563
Tenet Healthcare Corp. 4.375% 1/15/2030	895	859
Tenet Healthcare Corp. 6.125% 6/15/2030	25	25
Tenet Healthcare Corp. 6.75% 5/15/2031	1,275	1,330
Tenet Healthcare Corp. 6.875% 11/15/2031	100	110
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	509	490
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	745	735
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	813	848
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	5,640	5,599
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	400	442
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	959	1,101
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	822	612
		88,445
Materials 8.82%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]	510	512
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]	1,495	1,590
ArcelorMittal SA 6.80% 11/29/2032	315	352
ArcelorMittal SA 7.00% 10/15/2039	488	555
ArcelorMittal SA 6.75% 3/1/2041	755	829
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	685	612
ATI, Inc. 4.875% 10/1/2029	690	668
ATI, Inc. 7.25% 8/15/2030	375	400
ATI, Inc. 5.125% 10/1/2031	775	754
Avient Corp. 6.25% 11/1/2031[1]	225	231
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	240	257
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	460	457
Ball Corp. 6.875% 3/15/2028	465	482
American Funds Insurance Series — Page 224 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Ball Corp. 6.00% 6/15/2029	USD350	$363
Ball Corp. 2.875% 8/15/2030	160	143
Ball Corp. 3.125% 9/15/2031	1,530	1,360
Canpack Spolka Akcyjna 3.875% 11/15/2029[1]	1,675	1,570
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	1,158	1,162
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	2,346	2,217
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]	550	560
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	2,025	1,884
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]	2,035	2,060
Consolidated Energy Finance SA 5.625% 10/15/2028[1]	655	554
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	3,615	3,641
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]	650	669
CVR Partners, LP 6.125% 6/15/2028[1]	685	671
Element Solutions, Inc. 3.875% 9/1/2028[1]	630	601
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	7,685	7,605
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	5,620	5,964
Freeport-McMoRan, Inc. 4.25% 3/1/2030	437	428
Freeport-McMoRan, Inc. 5.45% 3/15/2043	411	413
FXI Holdings, Inc. 12.25% 11/15/2026[1]	9,072	9,052
FXI Holdings, Inc. 12.25% 11/15/2026[1]	5,873	5,873
INEOS Finance PLC 6.75% 5/15/2028[1]	500	505
INEOS Finance PLC 7.50% 4/15/2029[1]	285	298
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]	638	618
LABL, Inc. 10.50% 7/15/2027[1]	160	160
LABL, Inc. 5.875% 11/1/2028[1]	625	587
LABL, Inc. 9.50% 11/1/2028[1]	245	253
LSB Industries, Inc. 6.25% 10/15/2028[1]	625	611
Mativ Holdings, Inc. 8.00% 10/1/2029[1]	400	409
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]	382	386
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]	695	713
Methanex Corp. 5.125% 10/15/2027	2,415	2,392
Methanex Corp. 5.25% 12/15/2029	462	456
Methanex Corp. 5.65% 12/1/2044	465	421
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	393	397
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,099	2,158
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	2,080	2,217
Mineral Resources, Ltd. 8.50% 5/1/2030[1]	750	782
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	1,226	1,213
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	245	262
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	1,555	1,447
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	2,125	2,304
Novelis Corp. 3.25% 11/15/2026[1]	690	666
Novelis Corp. 4.75% 1/30/2030[1]	478	464
Novelis Corp. 3.875% 8/15/2031[1]	987	903
OI European Group BV 4.75% 2/15/2030[1]	145	137
Olin Corp. 5.625% 8/1/2029	200	201
Olin Corp. 5.00% 2/1/2030	180	176
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]	600	614
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	660	637
Summit Materials, LLC 5.25% 1/15/2029[1]	755	747
Summit Materials, LLC 7.25% 1/15/2031[1]	385	408
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]	470	522
Trivium Packaging Finance BV 5.50% 8/15/2026[1]	330	329
Tronox, Inc. 4.625% 3/15/2029[1]	740	692
American Funds Insurance Series — Page 225 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 7.29% PIK and 7.339% Cash 1/16/2026[3,4,5]	USD509	$514
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.30% Cash 10/10/2028[3,4,5]	842	841
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]	623	647
		81,576
Financials 7.76%
AG Issuer, LLC 6.25% 3/1/2028[1]	1,211	1,185
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	392	402
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	660	632
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	1,460	1,403
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	660	679
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]	800	809
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]	1,735	1,761
AmWINS Group, Inc. 4.875% 6/30/2029[1]	1,220	1,171
Aretec Group, Inc. 7.50% 4/1/2029[1]	2,943	2,798
Aretec Group, Inc. 10.00% 8/15/2030[1]	895	954
AssuredPartners, Inc. 5.625% 1/15/2029[1]	365	352
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.345% 2/14/2031[4,5]	410	410
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]	180	189
Block, Inc. 2.75% 6/1/2026	1,640	1,591
Block, Inc. 3.50% 6/1/2031	1,605	1,465
Block, Inc. 6.50% 5/15/2032[1]	2,270	2,367
Blue Owl Capital Corp. 3.40% 7/15/2026	290	281
Blue Owl Capital Corp. III 3.125% 4/13/2027	600	568
Blue Owl Credit Income Corp. 4.70% 2/8/2027	965	947
Blue Owl Credit Income Corp. 6.65% 3/15/2031	380	388
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	1,660	1,783
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]	450	453
Coinbase Global, Inc. 3.375% 10/1/2028[1]	3,476	3,126
Coinbase Global, Inc. 3.625% 10/1/2031[1]	2,799	2,374
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	3,740	3,637
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	775	715
Hightower Holding, LLC 6.75% 4/15/2029[1]	1,280	1,229
Hightower Holding, LLC 9.125% 1/31/2030[1]	195	204
Howden UK Refinance PLC 7.25% 2/15/2031[1]	1,515	1,573
HUB International, Ltd. 7.25% 6/15/2030[1]	767	800
HUB International, Ltd. 7.375% 1/31/2032[1]	630	651
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 8.255% 6/20/2030[4,5]	172	171
Intercontinental Exchange, Inc. 3.625% 9/1/2028	410	401
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	1,335	1,288
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[6]	160	147
LPL Holdings, Inc. 4.375% 5/15/2031[1]	715	675
MSCI, Inc. 3.875% 2/15/2031[1]	630	597
MSCI, Inc. 3.625% 11/1/2031[1]	341	314
MSCI, Inc. 3.25% 8/15/2033[1]	584	514
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]	380	397
Navient Corp. 5.875% 10/25/2024	1,295	1,294
Navient Corp. 6.75% 6/25/2025	550	554
Navient Corp. 6.75% 6/15/2026	640	655
Navient Corp. 5.00% 3/15/2027	2,723	2,701
American Funds Insurance Series — Page 226 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Navient Corp. 4.875% 3/15/2028	USD550	$532
Navient Corp. 5.50% 3/15/2029	2,415	2,345
Navient Corp. 9.375% 7/25/2030	300	333
Navient Corp. 11.50% 3/15/2031	880	1,006
Navient Corp. 5.625% 8/1/2033	1,753	1,557
OneMain Finance Corp. 7.125% 3/15/2026	1,335	1,364
OneMain Finance Corp. 3.875% 9/15/2028	340	316
OneMain Finance Corp. 5.375% 11/15/2029	845	813
OneMain Finance Corp. 7.875% 3/15/2030	915	957
OneMain Finance Corp. 7.125% 11/15/2031	1,075	1,089
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	4,111	4,189
Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 8.845% 8/17/2028[4,5]	353	350
Owl Rock Capital Corp. 3.75% 7/22/2025	600	593
Oxford Finance, LLC 6.375% 2/1/2027[1]	1,543	1,534
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]	675	708
Rocket Mortgage, LLC 2.875% 10/15/2026[1]	520	500
Ryan Specialty, LLC 4.375% 2/1/2030[1]	720	695
Ryan Specialty, LLC 5.875% 8/1/2032[1]	305	310
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]	655	639
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]	285	299
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 9.354% 5/6/2032[4,5]	4,960	5,051
		71,785
Information technology 7.57%
Acuris Finance US, Inc. 9.00% 8/1/2029[1]	1,350	1,362
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	60	58
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	1,205	1,200
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	5,695	5,800
Cloud Software Group, Inc. 8.25% 6/30/2032[1]	1,400	1,465
Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 8.604% 3/30/2029[4,5]	2,180	2,173
CommScope Technologies, LLC 6.00% 6/15/2025[1]	4,344	4,208
CommScope Technologies, LLC 5.00% 3/15/2027[1]	1,340	1,123
CommScope, LLC 6.00% 3/1/2026[1]	2,253	2,194
CommScope, LLC 8.25% 3/1/2027[1]	762	687
CommScope, LLC 7.125% 7/1/2028[1]	309	256
CommScope, LLC 4.75% 9/1/2029[1]	530	446
CommScope, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.21% 4/6/2026[4,5]	2,078	2,020
CrowdStrike Holdings, Inc. 3.00% 2/15/2029	435	403
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.611% 8/11/2028[1,4,5]	9,800	9,968
Entegris, Inc. 4.75% 4/15/2029[1]	370	365
Fair Isaac Corp. 4.00% 6/15/2028[1]	1,835	1,777
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,5,9]	3,638	3,651
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,5,9]	176	176
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]	440	465
Gartner, Inc. 4.50% 7/1/2028[1]	703	696
Gartner, Inc. 3.625% 6/15/2029[1]	19	18
Gartner, Inc. 3.75% 10/1/2030[1]	471	442
American Funds Insurance Series — Page 227 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]	USD3,675	$3,760
Hughes Satellite Systems Corp. 5.25% 8/1/2026	3,255	3,031
Hughes Satellite Systems Corp. 6.625% 8/1/2026	2,380	2,074
Imola Merger Corp. 4.75% 5/15/2029[1]	300	293
ION Trading Technologies SARL 9.50% 5/30/2029[1]	2,420	2,480
McAfee Corp. 7.375% 2/15/2030[1]	865	844
NCR Atleos Corp. 9.50% 4/1/2029[1]	1,075	1,184
NCR Voyix Corp. 5.125% 4/15/2029[1]	628	615
Open Text Corp. 3.875% 2/15/2028[1]	645	617
Open Text Corp. 3.875% 12/1/2029[1]	250	233
Open Text Holdings, Inc. 4.125% 12/1/2031[1]	220	202
Rocket Software, Inc. 6.50% 2/15/2029[1]	330	314
Shift4 Payments, LLC 6.75% 8/15/2032[1]	800	836
Synaptics, Inc. 4.00% 6/15/2029[1]	375	356
UKG, Inc. 6.875% 2/1/2031[1]	1,855	1,918
Unisys Corp. 6.875% 11/1/2027[1]	975	942
Viasat, Inc. 5.625% 9/15/2025[1]	240	237
Viasat, Inc. 5.625% 4/15/2027[1]	3,180	3,004
Viasat, Inc. 6.50% 7/15/2028[1]	870	683
Viasat, Inc. 7.50% 5/30/2031[1]	2,159	1,489
Viavi Solutions, Inc. 3.75% 10/1/2029[1]	230	209
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7,9]	3,110	2,912
Xerox Holdings Corp. 5.50% 8/15/2028[1]	435	372
Xerox Holdings Corp. 8.875% 11/30/2029[1]	230	214
Zebra Technologies Corp. 6.50% 6/1/2032[1]	300	313
		70,085
Industrials 6.96%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]	190	189
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	261	272
ADT Security Corp. 4.125% 8/1/2029[1]	200	191
Allison Transmission, Inc. 3.75% 1/30/2031[1]	1,045	951
Ambipar Lux SARL 9.875% 2/6/2031[1]	380	394
Amentum Escrow Corp. 7.25% 8/1/2032[1]	2,030	2,120
Amentum Escrow Corp., Term Loan B, (3-month USD CME Term SOFR + 2.25%) 8.09% 7/15/2031[4,5]	985	983
American Airlines, Inc. 8.50% 5/15/2029[1]	415	441
Aramark Services, Inc. 5.00% 4/1/2025[1]	140	140
Atkore, Inc. 4.25% 6/1/2031[1]	915	837
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]	885	876
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	55	52
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	1,325	1,240
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]	790	809
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]	1,185	1,213
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]	2,098	1,960
Boeing Co. 6.528% 5/1/2034[1]	896	962
Boeing Co. 6.858% 5/1/2054[1]	386	424
Bombardier, Inc. 6.00% 2/15/2028[1]	340	342
Bombardier, Inc. 7.45% 5/1/2034[1]	115	127
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]	255	273
Brink’s Co. (The) 4.625% 10/15/2027[1]	719	709
Brink’s Co. (The) 6.50% 6/15/2029[1]	170	176
Brink’s Co. (The) 6.75% 6/15/2032[1]	80	84
BWX Technologies, Inc. 4.125% 6/30/2028[1]	165	159
American Funds Insurance Series — Page 228 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
BWX Technologies, Inc. 4.125% 4/15/2029[1]	USD335	$322
Champion Financing, LLC 8.75% 2/15/2029[1]	845	861
Chart Industries, Inc. 7.50% 1/1/2030[1]	523	552
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	915	879
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	890	857
Clean Harbors, Inc. 4.875% 7/15/2027[1]	766	756
Clean Harbors, Inc. 6.375% 2/1/2031[1]	116	119
CoreLogic, Inc. 4.50% 5/1/2028[1]	2,774	2,621
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.46% 6/4/2029[4,5]	660	646
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	980	977
Enviri Corp. 5.75% 7/31/2027[1]	1,265	1,243
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]	2,025	2,117
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]	575	604
Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]	385	384
Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]	250	270
GFL Environmental, Inc. 4.00% 8/1/2028[1]	430	413
Herc Holdings, Inc. 5.50% 7/15/2027[1]	200	200
Herc Holdings, Inc. 6.625% 6/15/2029[1]	235	244
Hertz Corp. (The) 4.625% 12/1/2026[1]	220	173
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.25%) 8.46% 6/30/2028[4,5]	29	26
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 8.882% 6/30/2028[4,5]	150	135
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]	745	778
Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[4,5]	349	348
Icahn Enterprises, LP 6.25% 5/15/2026	897	891
Icahn Enterprises, LP 5.25% 5/15/2027	2,279	2,186
Icahn Enterprises, LP 9.75% 1/15/2029[1]	1,275	1,324
Icahn Enterprises, LP 4.375% 2/1/2029	675	590
JetBlue Airways Corp. 9.875% 9/20/2031[1]	400	422
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	1,175	1,190
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	309	320
Moog, Inc. 4.25% 12/9/2027[1]	395	384
Mueller Water Products, Inc. 4.00% 6/15/2029[1]	275	263
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]	905	835
Owens Corning 3.50% 2/15/2030	530	504
Pitney Bowes, Inc. 6.875% 3/15/2027[1]	600	597
PM General Purchaser, LLC 9.50% 10/1/2028[1]	770	784
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	475	452
Reworld Holding Corp. 4.875% 12/1/2029[1]	990	933
Reworld Holding Corp. 5.00% 9/1/2030	1,455	1,368
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]	110	106
Sabre GLBL, Inc. 8.625% 6/1/2027[1]	50	49
Seagate HDD Cayman 8.25% 12/15/2029	190	206
Seagate HDD Cayman 8.50% 7/15/2031	455	497
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	795	729
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	440	440
Spirit AeroSystems, Inc. 4.60% 6/15/2028	898	859
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	819	889
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	2,570	2,869
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.502% 1/15/2027[4,5]	1,092	1,103
American Funds Insurance Series — Page 229 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Standard Building Solutions, Inc. 6.50% 8/15/2032[1]	USD435	$451
Titan International, Inc. 7.00% 4/30/2028	750	747
TransDigm, Inc. 5.50% 11/15/2027	1,030	1,027
TransDigm, Inc. 6.375% 3/1/2029[1]	1,320	1,363
TransDigm, Inc. 4.875% 5/1/2029	190	185
TransDigm, Inc. 6.875% 12/15/2030[1]	355	372
TransDigm, Inc. 6.625% 3/1/2032[1]	1,710	1,783
Uber Technologies, Inc. 7.50% 9/15/2027[1]	725	740
Uber Technologies, Inc. 6.25% 1/15/2028[1]	755	764
Uber Technologies, Inc. 4.50% 8/15/2029[1]	310	308
United Rentals (North America), Inc. 6.00% 12/15/2029[1]	115	119
United Rentals (North America), Inc. 3.875% 2/15/2031	720	670
United Rentals (North America), Inc. 3.75% 1/15/2032	505	461
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	310	321
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	1,600	1,669
Wrangler Holdco Corp. 6.625% 4/1/2032[1]	325	338
XPO, Inc. 7.125% 6/1/2031[1]	533	559
XPO, Inc. 7.125% 2/1/2032[1]	270	284
		64,400
Real estate 6.24%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	2,063	1,723
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	1,142	912
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]	465	432
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	1,197	1,193
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	500	487
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.595% 1/31/2030[4,5]	294	295
Forestar Group, Inc. 3.85% 5/15/2026[1]	465	455
Forestar Group, Inc. 5.00% 3/1/2028[1]	92	90
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]	255	271
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	1,327	1,309
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	2,513	2,346
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	3,483	3,196
Iron Mountain, Inc. 4.875% 9/15/2027[1]	1,006	999
Iron Mountain, Inc. 5.00% 7/15/2028[1]	367	363
Iron Mountain, Inc. 7.00% 2/15/2029[1]	210	219
Iron Mountain, Inc. 5.25% 7/15/2030[1]	3,075	3,039
Iron Mountain, Inc. 4.50% 2/15/2031[1]	1,660	1,576
Iron Mountain, Inc. 5.625% 7/15/2032[1]	220	220
Kennedy-Wilson, Inc. 4.75% 3/1/2029	2,270	2,103
Kennedy-Wilson, Inc. 4.75% 2/1/2030	2,750	2,496
Kennedy-Wilson, Inc. 5.00% 3/1/2031	2,255	2,026
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]	650	650
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,249	1,222
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	780	762
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]	610	647
MPT Operating Partnership, LP 2.50% 3/24/2026	GBP540	654
MPT Operating Partnership, LP 5.00% 10/15/2027	USD7,578	6,805
MPT Operating Partnership, LP 3.50% 3/15/2031	1,134	829
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	820	796
Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]	380	395
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]	325	327
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]	800	737
American Funds Insurance Series — Page 230 of 288

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
SBA Communications Corp. 3.125% 2/1/2029	USD131	$121
Service Properties Trust 5.25% 2/15/2026	117	115
Service Properties Trust 4.75% 10/1/2026	1,515	1,457
Service Properties Trust 4.95% 2/15/2027	1,931	1,830
Service Properties Trust 5.50% 12/15/2027	350	334
Service Properties Trust 3.95% 1/15/2028	2,866	2,481
Service Properties Trust 8.375% 6/15/2029	1,985	1,985
Service Properties Trust 4.95% 10/1/2029	2,139	1,701
Service Properties Trust 4.375% 2/15/2030	941	713
Service Properties Trust 8.625% 11/15/2031[1]	4,520	4,919
Service Properties Trust 8.875% 6/15/2032	1,050	1,004
VICI Properties, LP 3.50% 2/15/2025[1]	261	259
VICI Properties, LP 4.625% 6/15/2025[1]	620	617
VICI Properties, LP 3.875% 2/15/2029[1]	650	623
		57,733
Consumer staples 3.98%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]	900	878
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	993	929
Albertsons Companies, Inc. 4.875% 2/15/2030[1]	465	459
Amer Sports Co. 6.75% 2/16/2031[1]	795	816
B&G Foods, Inc. 5.25% 4/1/2025	183	183
B&G Foods, Inc. 5.25% 9/15/2027	1,383	1,330
B&G Foods, Inc. 8.00% 9/15/2028[1]	965	1,011
BJ’s Wholesale Club, Term Loan B, (3-month USD CME Term SOFR + 2.00%) 6.965% 2/5/2029[4,5]	222	224
Central Garden & Pet Co. 4.125% 10/15/2030	915	852
Central Garden & Pet Co. 4.125% 4/30/2031[1]	1,350	1,238
Coty, Inc. 5.00% 4/15/2026[1]	1,135	1,131
Coty, Inc. 4.75% 1/15/2029[1]	1,880	1,840
Coty, Inc. 6.625% 7/15/2030[1]	925	962
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	1,085	1,096
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	1,120	1,189
Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]	575	597
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.845% 2/12/2031[4,5]	160	160
H.J. Heinz Co. 3.875% 5/15/2027	275	273
H.J. Heinz Co. 4.375% 6/1/2046	26	23
Ingles Markets, Inc. 4.00% 6/15/2031[1]	370	339
KeHE Distributors, LLC 9.00% 2/15/2029[1]	485	505
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]	470	472
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	1,920	1,802
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]	390	362
Performance Food Group, Inc. 5.50% 10/15/2027[1]	705	704
Performance Food Group, Inc. 4.25% 8/1/2029[1]	573	545
Performance Food Group, Inc. 6.125% 9/15/2032[1]	725	742
Post Holdings, Inc. 5.625% 1/15/2028[1]	355	358
Post Holdings, Inc. 5.50% 12/15/2029[1]	451	448
Post Holdings, Inc. 4.625% 4/15/2030[1]	1,920	1,839
Post Holdings, Inc. 4.50% 9/15/2031[1]	1,145	1,071
Post Holdings, Inc. 6.25% 2/15/2032[1]	2,165	2,232
Post Holdings, Inc. 6.375% 3/1/2033[1]	415	423
Prestige Brands, Inc. 5.125% 1/15/2028[1]	138	137
Prestige Brands, Inc. 3.75% 4/1/2031[1]	1,275	1,169
American Funds Insurance Series — Page 231 of 288

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Simmons Foods, Inc. 4.625% 3/1/2029[1]	USD558	$530
TreeHouse Foods, Inc. 4.00% 9/1/2028	1,925	1,784
United Natural Foods, Inc. 6.75% 10/15/2028[1]	2,288	2,184
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.595% 5/1/2031[4,5]	2,589	2,602
US Foods, Inc. 4.625% 6/1/2030[1]	510	493
US Foods, Inc. 5.75% 4/15/2033[1]	470	472
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026	485	467
		36,871
Utilities 2.11%
Aegea Finance SARL 9.00% 1/20/2031[1]	330	357
AmeriGas Partners, LP 5.50% 5/20/2025	102	102
AmeriGas Partners, LP 5.75% 5/20/2027	302	297
Calpine Corp. 4.50% 2/15/2028[1]	150	147
Calpine Corp. 5.125% 3/15/2028[1]	518	511
Calpine Corp. 3.75% 3/1/2031[1]	500	464
Comision Federal de Electricidad 5.70% 1/24/2030[1]	460	461
DPL, Inc. 4.125% 7/1/2025	555	550
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[6,10]	1,155	1,166
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25% 1/31/2041[1]	200	209
FirstEnergy Corp. 2.25% 9/1/2030	980	868
Lightning Power, LLC 7.25% 8/15/2032[1]	830	873
MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.345% 3/28/2031[4,5]	280	281
NRG Energy, Inc. 3.625% 2/15/2031[1]	110	100
Pacific Gas and Electric Co. 3.30% 8/1/2040	280	218
Pacific Gas and Electric Co. 4.95% 7/1/2050	745	678
Pacific Gas and Electric Co. 3.50% 8/1/2050	2,020	1,464
PG&E Corp. 5.00% 7/1/2028	3,100	3,075
PG&E Corp. 5.25% 7/1/2030	3,365	3,345
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[6]	1,670	1,756
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	2,147	2,342
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.596% 5/17/2030[4,5]	282	283
		19,547
Total corporate bonds, notes & loans		835,059
Mortgage-backed obligations 0.08% Collateralized mortgage-backed obligations 0.08%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]	712	696
Municipals 0.05% Puerto Rico 0.05%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[5]	351	226
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051	387	253
		479
Total municipals		479
American Funds Insurance Series — Page 232 of 288

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. 0.04%	Principal amount (000)	Value (000)
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[6]	USD576	$350
Total bonds, notes & other debt instruments (cost: $831,984,000)		836,584
Convertible bonds & notes 0.08% Communication services 0.08%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	925	749
Total convertible bonds & notes (cost: $845,000)		749
Common stocks 6.21% Health care 2.34%	Shares
Rotech Healthcare, Inc.[7,9,11]	201,793	18,700
Endo, Inc.[11]	98,326	2,610
Endo, Inc. GUC 6.00% Escrow[11]	2,313,000	87
Endo, Inc., 2L 9.50% Escrow[11]	311,000	12
Endo, Inc., 1L 7.50% Escrow[7,11]	5,505,000	— [8]
Endo, Inc., 1L 6.875% Escrow[7,11]	520,000	— [8]
Endo, Inc., 1L 6.125% Escrow[7,11]	525,000	— [8]
Mallinckrodt PLC[11]	3,631	276
		21,685
Information technology 1.36%
Diebold Nixdorf, Inc.[11]	281,243	12,560
Utilities 1.05%
Talen Energy Corp.[11]	52,138	9,293
PG&E Corp.	18,786	372
		9,665
Energy 0.77%
Chesapeake Energy Corp.	29,829	2,453
Ascent Resources - Utica, LLC, Class A7,9	62,978	2,287
Weatherford International	10,059	854
Altera Infrastructure, LP7,11	9,127	700
Constellation Oil Services Holding SA, Class B-1[7,11]	3,174,349	540
Mesquite Energy, Inc.[7,11]	3,558	202
Exxon Mobil Corp.	739	87
Bighorn Permian Resources, LLC[7]	2,894	— [8]
		7,123
Consumer discretionary 0.37%
Party City Holdco, Inc.[7,11]	126,254	2,119
Party City Holdco, Inc.[1,7,11]	1,260	21
NMG Parent, LLC[7,11]	9,965	1,216
MYT Holding Co., Class B11	608,846	76
		3,432
Materials 0.18%
Venator Materials PLC[7,11]	3,232	1,665
American Funds Insurance Series — Page 233 of 288

unaudited
Common stocks (continued) Real estate 0.08%	Shares	Value (000)
WeWork, Inc.[7,11]	57,167	$733
Financials 0.03%
Navient Corp.	20,000	312
Communication services 0.03%
Intelsat SA	8,182	259
iHeartMedia, Inc., Class A11	22,639	42
		301
Total common stocks (cost: $36,360,000)		57,476
Preferred securities 0.33% Industrials 0.18%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,11]	1,022	1,690
Consumer discretionary 0.15%
MYT Holdings, LLC, Series A, 10.00% preferred shares[11]	2,095,904	1,336
Total preferred securities (cost: $2,933,000)		3,026
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[7,11]	27,111	— [8]
Total rights & warrants (cost: $164,000)		— [8]
Short-term securities 1.42% Money market investments 1.42%
Capital Group Central Cash Fund 5.09%[12,13]	131,134	13,116
Total short-term securities (cost: $13,113,000)		13,116
Total investment securities 98.45% (cost: $885,399,000)		910,951
Other assets less liabilities 1.55%		14,379
Net assets 100.00%		$925,330
American Funds Insurance Series — Page 234 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Long	125	1/6/2025	USD26,030	$66
5 Year U.S. Treasury Note Futures	Long	162	12/31/2024	17,801	34
10 Year Ultra U.S. Treasury Note Futures	Short	8	12/31/2024	(946)	— [8]
10 Year U.S. Treasury Note Futures	Short	14	12/31/2024	(1,600)	(2)
30 Year Ultra U.S. Treasury Bond Futures	Short	1	12/31/2024	(133)	1
					$99
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD3,815	$(296)	$(261)	$(35)
Investments in affiliates13

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend or interest income (000)
Short-term securities 1.42%
Money market investments 1.42%
Capital Group Central Cash Fund 5.09%[12]	$27,114	$164,636	$178,643	$5	$4	$13,116	$1,029
Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,11]	9/26/2013	$4,331	$18,700	2.02%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,5]	9/13/2023	3,574	3,651.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.181% 9/13/2029[4,5]	9/13/2023-9/13/2024	176	176.02
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[6,7]	6/23/2023	3,032	2,912.32
Ascent Resources - Utica, LLC, Class A7	11/15/2016	302	2,287.25
Total		$11,415	$27,726	3.00%

American Funds Insurance Series — Page 235 of 288

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $614,607,000, which represented 66.42% of the net assets of the fund.

[2]	Scheduled interest and/or principal payment was not received.
[3]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[4]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $47,659,000, which represented 5.15% of the net assets of the fund.

[5]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[6]	Step bond; coupon rate may change at a later date.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $27,726,000, which represented 3.00% of the net assets of the fund.

[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	Security did not produce income during the last 12 months.
[12]	Rate represents the seven-day yield at 9/30/2024.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euros
G.O. = General Obligation
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
American Funds Insurance Series — Page 236 of 288

American Funds Mortgage Fund®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 93.51% Mortgage-backed obligations 83.02% Federal agency mortgage-backed obligations 81.24%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD— [2]	$— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	1	1
Fannie Mae Pool #256583 5.00% 12/1/2036[1]	29	29
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	1	1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	5	5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	2	2
Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]	135	118
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]	233	196
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]	301	253
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	8	8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]	16	14
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]	77	69
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]	160	144
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]	85	77
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	5	5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]	4	5
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	3	3
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]	181	163
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	2	2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]	229	205
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	242	211
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	4	4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	104	91
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	1	1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	2	1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	2	2
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]	27	23
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	28	28
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	17	17
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	23	23
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	6	6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	4	4
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]	18	15
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	4	4
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	67	58
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]	138	116
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	11	9
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1,3]	1,499	1,304
Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]	1,586	1,331
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]	362	303
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	1	1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]	184	169
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	24	21
Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]	34	31
American Funds Insurance Series — Page 237 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	USD400	$349
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	2	2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]	408	359
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]	194	172
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]	212	187
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	85	78
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	247	224
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]	414	398
Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]	1,041	1,001
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	176	164
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]	1,076	1,081
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	106	106
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	40	40
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	35	35
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	454	447
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]	98	98
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	70	71
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	107	111
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	88	91
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]	27	26
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]	3,046	3,047
Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]	255	267
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	69	72
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]	44	44
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]	1,818	1,819
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]	51	51
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	54	54
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	295	302
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]	275	275
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]	809	820
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	396	405
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	217	219
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	484	496
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	94	92
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	520	526
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]	569	559
Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]	1,071	1,084
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	1,416	1,433
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	12	11
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]	340	353
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	164	166
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	85	86
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	551	569
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]	261	270
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]	1,600	1,619
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	161	163
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	398	413
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	152	154
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]	49	51
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	149	153
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	20	21
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	297	304
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]	255	263
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]	48	50
American Funds Insurance Series — Page 238 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]	USD39	$40
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	23	23
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	318	330
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	615	632
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]	394	406
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	188	192
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]	141	145
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	142	145
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]	65	67
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]	40	41
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	9	9
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]	805	835
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	472	490
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	140	145
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]	138	143
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]	97	100
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	86	89
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	52	54
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	240	245
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]	209	214
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]	158	161
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	90	92
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	58	59
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	32	33
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	30	31
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]	20	21
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]	20	20
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]	10	10
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]	187	194
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]	49	50
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]	496	510
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]	122	113
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]	134	124
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	45	40
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	46	45
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	768	703
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]	— [2]	— [2]
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]	1	1
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]	503	508
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]	1,552	1,305
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]	292	264
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	88	76
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	82	71
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	27	24
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	1	1
Freddie Mac Pool #760014 3.151% 8/1/2045[1,4]	262	263
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	16	15
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	23	22
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	16	15
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	14	14
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]	7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	23	23
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	44	44
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	22	22
American Funds Insurance Series — Page 239 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	USD15	$15
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	15	14
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]	137	126
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	5	4
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]	180	151
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	191	166
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]	316	265
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	2	2
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	3	2
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	292	245
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]	210	191
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	72	61
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	59	52
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]	153	143
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]	1,005	954
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	7	7
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]	797	716
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	2,182	1,961
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]	116	105
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]	1,156	1,139
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	613	614
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]	218	221
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]	242	242
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]	107	109
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	347	350
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]	332	326
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]	759	786
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]	31	28
Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]	379	373
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]	42	42
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]	119	119
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]	83	83
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	93	95
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]	232	228
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]	1,504	1,505
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]	59	61
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]	27	27
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	299	303
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	64	66
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	60	62
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	41	42
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	28	30
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]	2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	862	872
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	52	53
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]	38	39
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]	4,409	4,511
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	1,017	1,042
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]	120	124
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]	485	496
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	359	368
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	131	135
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]	1,651	1,651
Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]	1,063	1,063
American Funds Insurance Series — Page 240 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]	USD86	$89
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	472	478
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]	1,724	1,768
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]	1,404	1,441
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]	62	64
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	14	15
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]	55	57
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	67	69
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	14	15
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	102	104
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]	20	20
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]	67	70
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	65	66
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]	29	30
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	488	506
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]	75	78
Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]	749	778
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	235	244
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]	56	59
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	18	19
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]	414	425
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	246	253
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]	207	213
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]	191	198
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]	138	142
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	82	84
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	69	71
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]	37	38
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	233	240
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	96	99
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]	79	82
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	77	80
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	309	314
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	284	291
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	250	256
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	179	184
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	159	163
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	129	132
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	119	122
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	40	41
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	266	276
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]	161	168
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]	122	126
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]	109	113
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]	70	72
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]	48	50
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]	30	32
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]	29	30
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	130	133
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	70	72
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	69	71
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	60	62
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	39	40
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]	361	374
American Funds Insurance Series — Page 241 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]	USD100	$104
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]	40	41
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]	21	22
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	300	305
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]	85	81
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	82	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	165	155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	115	109
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	22	19
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	91	89
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	27	25
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	16	15
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1,5]	660	597
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]	211	206
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	11	11
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]	306	277
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]	315	288
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]	266	239
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	277	269
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]	318	288
Government National Mortgage Assn. 3.00% 10/1/2054[1,6]	50	46
Government National Mortgage Assn. 5.00% 10/1/2054[1,6]	5	5
Government National Mortgage Assn. 5.50% 10/1/2054[1,6]	274	277
Government National Mortgage Assn. 6.50% 10/1/2054[1,6]	310	317
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]	614	603
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]	243	238
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]	49	49
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]	491	479
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	68	72
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]	76	75
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]	159	161
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]	11	11
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]	79	80
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]	79	73
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]	185	176
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]	85	81
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1]	800	785
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	88	75
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]	36	31
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	79	67
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	342	296
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	83	72
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	529	470
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	330	289
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]	72	64
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	177	155
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	150	131
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]	45	40
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	234	206
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	63	58
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	5	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	166	160
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	253	250
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]	14	14
American Funds Insurance Series — Page 242 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	USD82	$79
Government National Mortgage Assn. Pool #AN1825 4.497% 6/20/2065[1]	31	30
Government National Mortgage Assn. Pool #AO0461 4.531% 8/20/2065[1]	9	9
Government National Mortgage Assn. Pool #AO0409 4.562% 12/20/2065[1]	31	31
Government National Mortgage Assn. Pool #AO0385 4.414% 1/20/2066[1]	229	227
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]	1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	207	160
Uniform Mortgage-Backed Security 2.50% 10/1/2039[1,6]	350	328
Uniform Mortgage-Backed Security 4.00% 11/1/2039[1,6]	125	124
Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,6]	991	819
Uniform Mortgage-Backed Security 2.50% 10/1/2054[1,6]	834	720
Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,6]	1,878	1,686
Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,6]	1,278	1,190
Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,6]	2,572	2,470
Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,6]	3,458	3,400
Uniform Mortgage-Backed Security 5.00% 10/1/2054[1,6]	834	834
Uniform Mortgage-Backed Security 5.50% 10/1/2054[1,6]	330	334
Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,6]	4,311	4,445
Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,6]	852	885
Uniform Mortgage-Backed Security 3.50% 11/1/2054[1,6]	686	639
		96,490
Commercial mortgage-backed securities 1.42%
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 7.211% 6/15/2027[1,4,5]	100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.11% 10/15/2036[1,4,5]	891	887
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 6.588% 4/15/2037[1,4,5]	119	119
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,5]	379	392
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 6.291% 7/15/2038[1,4,5]	89	89
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 7.585% 8/15/2039[1,4]	100	101
		1,688
Collateralized mortgage-backed obligations (privately originated) 0.36%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,5]	149	141
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,5]	64	58
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,5]	200	196
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,5]	15	15
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,5]	26	26
		436
Total mortgage-backed obligations		98,614
U.S. Treasury bonds & notes 8.82% U.S. Treasury 8.82%
U.S. Treasury 2.75% 2/28/2025	397	394
U.S. Treasury 4.625% 2/28/2025	397	397
U.S. Treasury 3.875% 3/31/2025	294	294
U.S. Treasury 4.625% 6/30/2025	397	398
U.S. Treasury 4.375% 7/31/2026	2,635	2,667
U.S. Treasury 4.125% 7/31/2028	1,250	1,275
U.S. Treasury 4.50% 5/31/2029	3,505	3,646
U.S. Treasury 4.25% 6/30/2031	1,045	1,082
U.S. Treasury 1.875% 2/15/2032	10	9
American Funds Insurance Series — Page 243 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)		Principal amount (000)	Value (000)
U.S. Treasury 1.875% 2/15/2041[3]		USD240	$176
U.S. Treasury 3.25% 5/15/2042		106	94
U.S. Treasury 1.875% 11/15/2051		65	41
Total U.S. Treasury bonds & notes			10,473
Asset-backed obligations 1.67%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,5]		38	38
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]		90	87
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,5]		45	45
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,5]		100	100
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		28	28
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		20	20
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,5]		257	266
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,5]		38	38
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,5]		45	45
Hertz Vehicle Financing, LLC, Series 2021-1A, Class A, 1.21% 12/26/2025[1,5]		43	43
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,5]		44	44
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,5]		80	73
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 10/15/2069[1,5]		100	91
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,5]		126	117
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.815% 4/20/2062[1,4,5]		103	102
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]		100	92
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		94	94
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		18	18
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,5]		100	103
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,5]		501	506
			1,983
Total bonds, notes & other debt instruments (cost: $110,093,000)			111,070
Short-term securities 20.32% Federal agency bills & notes 16.91%	Weighted average yield at acquisition
Federal Farm Credit Banks 10/11/2024	5.150%	500	499
Federal Home Loan Bank 10/2/2024	5.244	2,200	2,200
Federal Home Loan Bank 10/4/2024	5.220	1,000	1,000
Federal Home Loan Bank 10/7/2024	5.116	2,000	1,999
Federal Home Loan Bank 10/18/2024	5.117	5,500	5,488
Federal Home Loan Bank 10/23/2024	5.157	2,150	2,144
Federal Home Loan Bank 11/1/2024	5.130	1,300	1,295
Federal Home Loan Bank 11/13/2024	5.112	3,000	2,983
Federal Home Loan Bank 11/20/2024	5.042	1,500	1,490
Federal Home Loan Bank 12/20/2024	4.625	1,000	990
			20,088
American Funds Insurance Series — Page 244 of 288

unaudited
Short-term securities (continued) Commercial paper 3.41%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Alphabet, Inc. 10/4/2024[5]	4.780%	USD2,200	$2,199
Cisco Systems, Inc. 11/22/2024[5]	5.100	1,000	993
Starbird Funding Corp. 10/1/2024[5]	4.820	850	850
			4,042
Total short-term securities (cost: $24,122,000)			24,130
Options purchased (equity style) 0.01%
Options purchased (equity style)*			14
Total options purchased (equity style) (cost: $11,000)			14
Total investment securities 113.84% (cost: $134,215,000)			135,214
Total options written†0.00% (premium received: $2,000)			(1)
Other assets less liabilities (13.84)%			(16,440)
Net assets 100.00%			$118,773
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	18	6/13/2025	USD97.00	USD4,500	$12
3 Month SOFR Futures Option	4	6/13/2025	98.00	1,000	1
					$13
Put
3 Month SOFR Futures Option	82	11/15/2024	USD95.00	USD20,500	$1
					$14
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Put
3 Month SOFR Futures Option	82	11/15/2024	USD94.88	USD(20,500)	$(1)
American Funds Insurance Series — Page 245 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
3 Month SOFR Futures	Short	42	3/19/2025	USD(10,076)	$11
3 Month SOFR Futures	Short	3	9/17/2025	(726)	(8)
2 Year U.S. Treasury Note Futures	Long	308	1/6/2025	64,139	153
5 Year U.S. Treasury Note Futures	Long	177	12/31/2024	19,449	34
10 Year Ultra U.S. Treasury Note Futures	Long	70	12/31/2024	8,281	(6)
10 Year U.S. Treasury Note Futures	Long	33	12/31/2024	3,771	6
20 Year U.S. Treasury Bond Futures	Short	55	12/31/2024	(6,830)	21
30 Year Ultra U.S. Treasury Bond Futures	Long	23	12/31/2024	3,061	(26)
					$185
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.6025%	Annual	1/8/2034	USD495	$(11)	$—	$(11)
SOFR	Annual	3.41%	Annual	7/28/2045	1,300	5	—	5
						$(6)	$—	$(6)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $974,000, which represented .82% of the net assets of the fund.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,452,000, which represented
7.12% of the net assets of the fund.

[6]	Purchased on a TBA basis.

Key to abbreviation(s)
Assn. = Association
CME = CME Group
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 246 of 288

Ultra-Short Bond Fund
Investment portfolio
September 30, 2024
unaudited

Short-term securities 97.12% Commercial paper 73.76%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Alberta (Province of) 10/2/2024[1]	5.011%	USD10,300	$10,297
Alphabet, Inc. 10/4/2024[1]	4.780	4,600	4,597
Apple, Inc. 10/2/2024[1]	5.200	7,300	7,298
Apple, Inc. 10/3/2024[1]	5.260	1,900	1,899
Apple, Inc. 10/9/2024[1]	5.160	2,000	1,998
Apple, Inc. 10/15/2024[1]	5.200	2,100	2,096
Cabot Trail Funding, LLC. 11/22/2024[1]	4.800	9,200	9,135
Caisse des Dépôts et Consignations 1/22/2025	4.550	11,000	10,841
Canadian Imperial Bank of Commerce 10/10/2024[1]	5.160	9,000	8,988
Chevron Corp. 10/7/2024[1]	5.110	9,600	9,591
Chevron Corp. 10/28/2024[1]	5.100	2,500	2,491
Cisco Systems, Inc. 10/1/2024[1]	5.320	10,000	9,999
Cisco Systems, Inc. 11/25/2024[1]	5.100	3,000	2,978
DBS Bank, Ltd. 10/11/2024[1]	5.110	6,100	6,091
Desjardins Group 10/1/2024[1]	5.190	2,900	2,900
Desjardins Group 10/9/2024[1]	5.150	10,000	9,988
EssilorLuxottica 10/4/2024[1]	5.340	11,400	11,394
Fairway Finance Company, LLC 10/10/2024[1]	5.320	4,000	3,995
FMS Wertmanagement 10/4/2024[1]	5.170	5,000	4,997
Honeywell International, Inc. 11/1/2024[1]	5.188	10,000	9,957
ING (U.S.) Funding, LLC 10/21/2024[1]	5.305	3,800	3,789
L’Oréal USA, Inc. 10/10/2024[1]	5.100	12,000	11,984
LVMH Moët Hennessy Louis Vuitton, Inc. 10/17/2024[1]	5.000	8,000	7,982
Manhattan Asset Funding Company, LLC 10/2/2024[1]	5.300	5,000	4,999
Manhattan Asset Funding Company, LLC 10/9/2024[1]	5.250	6,500	6,492
National Bank of Canada 10/25/2024[1]	5.220	12,000	11,960
Nestlé Finance International, Ltd. 10/9/2024[1]	5.280	12,000	11,986
Novartis Finance Corp. 10/10/2024[1]	4.780	6,000	5,992
Novartis Finance Corp. 10/25/2024[1]	4.790	2,800	2,791
Paccar Financial Corp. 10/7/2024	5.230	2,500	2,497
Paccar Financial Corp. 10/30/2024	4.790	6,000	5,975
Quebec (Province of) 10/15/2024[1]	5.168	10,300	10,279
Quebec (Province of) 10/17/2024[1]	4.760	3,000	2,993
Sanofi 11/6/2024[1]	5.090	13,000	12,936
Starbird Funding Corp. 12/30/2024[1]	5.292	9,000	8,894
Sumitomo Mitsui Trust Bank, Ltd. 10/15/2024[1]	5.340	3,200	3,193
United Overseas Bank, Ltd. 11/18/2024[1]	4.769	8,100	8,048
Wal-Mart Stores, Inc. 10/15/2024[1]	5.090	10,200	10,180
			264,500
U.S. Treasury bills 8.94%
U.S. Treasury 10/15/2024	5.130	19,700	19,664
U.S. Treasury 11/26/2024	5.060	10,000	9,927
U.S. Treasury 1/21/2025	4.450	2,500	2,466
			32,057
American Funds Insurance Series — Page 247 of 288

unaudited
Short-term securities (continued) Federal agency bills & notes 14.42% Discount bills & notes 14.42%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Banks 10/11/2024	5.150%	USD2,800	$2,796
Federal Farm Credit Banks 11/29/2024	5.000	6,000	5,955
Federal Home Loan Bank 10/9/2024	5.235	5,000	4,995
Federal Home Loan Bank 10/16/2024	5.200	16,200	16,169
Federal Home Loan Bank 10/23/2024	5.157	12,000	11,967
Federal Home Loan Bank 11/6/2024	5.135	5,000	4,977
Federal Home Loan Bank 11/8/2024	5.157	2,600	2,587
Federal Home Loan Bank 12/20/2024	4.625	2,300	2,277
			51,723
Total short-term securities (cost: $348,246,000)			348,280
Total investment securities 97.12% (cost: $348,246,000)			348,280
Other assets less liabilities 2.88%			10,346
Net assets 100.00%			$358,626

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $245,187,000, which represented 68.37% of the net assets of the fund.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 248 of 288

U.S. Government Securities Fund®
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 93.57% Mortgage-backed obligations 55.52% Federal agency mortgage-backed obligations 55.47%	Principal amount (000)	Value (000)
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD14	$14
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]	16	16
Fannie Mae Pool #257431 6.50% 10/1/2028[1]	1	1
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	— [2]	— [2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]	3	3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]	507	505
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]	1,139	1,135
Fannie Mae Pool #940890 6.50% 6/1/2037[1]	— [2]	— [2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]	3	3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]	10	10
Fannie Mae Pool #888698 7.00% 10/1/2037[1]	12	13
Fannie Mae Pool #970343 6.00% 2/1/2038[1]	13	13
Fannie Mae Pool #931768 5.00% 8/1/2039[1]	4	4
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]	19	19
Fannie Mae Pool #932606 5.00% 2/1/2040[1]	7	7
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]	25,867	22,579
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]	284	292
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]	147	152
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]	31	31
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]	131	135
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]	22	22
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]	80	82
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]	13	13
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]	2,560	2,228
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]	8	8
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]	1,177	1,024
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]	17	17
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]	765	665
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]	4	4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]	6	6
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]	30	29
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]	7	7
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]	57	55
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]	3,799	3,590
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]	47	45
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]	13	12
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]	7	7
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]	6	6
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]	3	3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]	5	5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]	114	111
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]	2,724	2,582
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]	35	34
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]	69	67
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]	94	92
American Funds Insurance Series — Page 249 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]	USD25	$24
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]	14	14
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]	976	923
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]	371	352
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]	95	90
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]	486	463
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]	268	254
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]	3,068	2,813
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]	796	700
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]	27	25
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]	495	432
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]	168	148
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]	1,699	1,494
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]	204	170
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]	72	60
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]	960	810
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	611	508
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]	10	8
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]	6	5
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]	4,773	4,368
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]	1,413	1,230
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]	170	149
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]	624	544
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]	45	38
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]	1,111	972
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]	718	658
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]	2,083	1,890
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]	419	347
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]	178	156
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]	3,305	3,016
Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]	463	446
Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]	606	584
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]	106	88
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]	2,867	2,759
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]	56	56
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]	49	49
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]	222	184
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]	2,447	2,283
Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]	2,880	2,836
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]	318	319
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]	52	52
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]	1,312	1,261
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]	698	687
Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]	9,246	9,262
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]	944	937
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]	851	844
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]	8,921	8,942
Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]	5,141	5,143
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]	674	683
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]	595	603
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]	91	93
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]	236	244
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]	2,729	2,685
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]	2,236	2,297
American Funds Insurance Series — Page 250 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]	USD10	$10
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]	804	838
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]	987	1,012
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]	890	913
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]	672	689
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]	2,304	2,333
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]	404	423
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]	985	947
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]	343	347
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	2,073	2,123
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]	3,118	3,155
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]	3,254	3,340
Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]	2,213	2,267
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]	1,926	1,977
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]	1,620	1,659
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]	1,457	1,494
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]	2,989	2,939
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]	390	384
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]	10,597	10,727
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]	1,900	1,945
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]	325	333
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]	470	462
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]	219	222
Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]	27	26
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]	7,592	7,845
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]	2,755	2,647
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]	23,722	24,005
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]	598	612
Fannie Mae Pool #MA5207 4.00% 11/1/2053[1]	1,244	1,195
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]	9,629	9,628
Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]	25	24
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]	551	558
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]	159	161
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]	14,930	15,442
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]	4,233	4,369
Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]	934	897
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]	518	525
Fannie Mae Pool #MA5274 7.00% 2/1/2054[1]	2,564	2,664
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]	1,047	1,060
Fannie Mae Pool #MA5331 5.50% 4/1/2054[1]	2,393	2,422
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]	1,329	1,351
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]	730	752
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]	1,481	1,543
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]	6,118	6,191
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]	3,330	3,427
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	1,783	1,824
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]	4,989	5,176
Fannie Mae Pool #MA5391 7.00% 6/1/2054[1]	221	230
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]	8,324	8,566
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]	4,485	4,585
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]	4,064	4,180
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]	1,125	1,150
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]	1,080	1,105
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]	7,390	7,667
American Funds Insurance Series — Page 251 of 288

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	USD2,133	$2,214
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]	1,854	1,912
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]	1,246	1,292
Fannie Mae Pool #MA5423 7.00% 7/1/2054[1]	593	617
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]	5,234	5,351
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]	2,411	2,467
Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]	2,371	2,426
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	659	673
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]	246	253
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]	127	131
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]	100	103
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]	1,217	1,069
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]	377	371
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]	471	431
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]	— [2]	— [2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]	— [2]	— [2]
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]	1	1
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]	1	1
Freddie Mac Pool #1H1354 6.499% 11/1/2036[1,3]	40	41
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]	244	252
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]	522	539
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]	686	597
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]	672	582
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]	1,593	1,385
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]	9,669	8,689
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]	3	3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]	23	22
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]	26	25
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]	123	121
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]	171	163
Freddie Mac Pool #760014 3.151% 8/1/2045[1,3]	222	222
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]	43	40
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]	64	60
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]	6,159	5,975
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]	46	44
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]	43	40
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]	35	33
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]	32	30
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]	24	23
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]	19	18
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]	12	11
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]	11	11
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]	1,173	1,150
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]	63	61
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]	56	55
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]	24	23
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]	14	13
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]	94	92
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]	5,863	5,705
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]	176	176
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]	89	89
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]	62	61
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]	18	18
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]	148	140
American Funds Insurance Series — Page 252 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]	USD41	$39
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]	331	316
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]	170	162
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	29	26
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]	1,236	1,031
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]	1,903	1,657
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]	33	28
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]	55	46
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]	2,140	1,795
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]	144	132
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]	8,943	7,836
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]	442	370
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	466	409
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]	289	254
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]	137	125
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]	11,748	11,157
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]	161	151
Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]	364	350
Freddie Mac Pool #8D0226 2.538% 5/1/2052[1,3]	453	416
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]	3,381	3,039
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]	187	184
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]	796	797
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]	48	48
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]	45	45
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]	877	863
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]	217	214
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]	129	127
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]	10,181	10,191
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]	1,986	1,909
Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]	3,380	3,328
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]	3,286	3,231
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]	84	83
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]	1,082	1,091
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]	969	962
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]	2,060	2,088
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]	4,832	5,010
Freddie Mac Pool #SD8297 4.00% 2/1/2053[1]	5,032	4,834
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]	808	777
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]	936	947
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]	903	926
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]	473	485
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]	87	86
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]	837	847
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]	547	555
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]	4,259	4,360
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]	1,811	1,857
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]	295	308
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]	1,581	1,601
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]	16,352	16,740
Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]	4,005	4,104
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]	2,113	2,165
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]	917	939
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]	451	466
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]	422	434
American Funds Insurance Series — Page 253 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]	USD287	$294
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]	198	208
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]	2,339	2,415
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]	2,077	2,146
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]	1,836	1,920
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	1,822	1,908
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]	1,319	1,384
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	975	1,018
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]	703	727
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]	528	561
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]	18,214	18,430
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]	645	654
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]	26,444	27,037
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]	22,684	23,204
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]	781	790
Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]	42,917	43,905
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]	2,317	2,374
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]	105	109
Freddie Mac Pool #SD8379 4.00% 10/1/2053[1]	1,961	1,884
Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]	11,496	11,494
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]	5,353	5,488
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]	14,260	14,728
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]	742	730
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]	3,433	3,475
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]	815	802
Freddie Mac Pool #SD8406 4.00% 1/1/2054[1]	1,010	970
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]	172	170
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]	2,147	2,173
Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]	6,538	6,760
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]	524	542
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]	1,033	1,045
Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]	4,914	5,036
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]	2,536	2,593
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]	254	260
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]	554	560
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]	606	617
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]	111	112
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]	499	512
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]	502	509
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	2,731	2,834
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]	12,556	12,951
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]	1,163	1,206
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]	753	781
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]	9,730	9,962
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]	3,318	3,413
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]	1,989	2,033
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]	266	273
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]	8,193	8,464
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]	3,248	3,349
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]	2,719	2,818
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]	4,445	4,521
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]	3,654	3,742
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]	3,446	3,523
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]	1,921	1,976
American Funds Insurance Series — Page 254 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]	USD1,687	$1,727
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]	1,326	1,363
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]	1,267	1,305
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]	159	163
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]	4,284	4,444
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]	529	543
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]	290	298
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]	278	285
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]	248	256
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]	167	171
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]	3,875	3,941
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]	3,798	3,611
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]	751	667
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]	301	271
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]	3,890	3,665
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]	3,458	3,285
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]	825	719
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]	1,160	1,067
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]	391	381
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]	3,672	3,353
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]	459	446
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]	1,711	1,658
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]	642	585
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]	345	315
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]	1,487	1,409
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]	15,034	14,675
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]	3,880	3,625
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]	1,090	1,000
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]	435	380
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]	3,726	3,626
Government National Mortgage Assn. 3.00% 10/1/2054[1,4]	236	215
Government National Mortgage Assn. 3.50% 10/1/2054[1,4]	2,950	2,772
Government National Mortgage Assn. 5.50% 10/1/2054[1,4]	1,905	1,924
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]	64	68
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]	16	17
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]	132	140
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]	26	27
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	146	150
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]	68	72
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]	1,927	1,994
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]	684	709
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]	457	458
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]	16	15
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]	816	693
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]	717	609
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]	4,871	4,211
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]	2,096	1,849
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]	679	588
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]	3,758	3,339
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]	88	77
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]	3,196	2,801
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]	1,688	1,482
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]	1,063	932
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]	773	675
American Funds Insurance Series — Page 255 of 288

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]	USD936	$826
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]	199	182
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]	798	750
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]	683	642
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]	2,822	2,652
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]	332	321
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]	449	435
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]	226	219
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]	57	58
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]	4,537	4,483
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]	2,898	2,864
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]	1,209	1,195
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]	4,564	4,414
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]	431	334
Uniform Mortgage-Backed Security 2.00% 10/1/2039[1,4]	1,115	1,021
Uniform Mortgage-Backed Security 2.50% 10/1/2039[1,4]	2,275	2,133
Uniform Mortgage-Backed Security 5.00% 10/1/2039[1,4]	780	790
Uniform Mortgage-Backed Security 4.00% 11/1/2039[1,4]	920	914
Uniform Mortgage-Backed Security 2.00% 10/1/2054[1,4]	4,736	3,916
Uniform Mortgage-Backed Security 3.00% 10/1/2054[1,4]	8,869	7,961
Uniform Mortgage-Backed Security 3.50% 10/1/2054[1,4]	10,254	9,550
Uniform Mortgage-Backed Security 4.00% 10/1/2054[1,4]	18,648	17,910
Uniform Mortgage-Backed Security 4.50% 10/1/2054[1,4]	2,000	1,966
Uniform Mortgage-Backed Security 5.00% 10/1/2054[1,4]	332	332
Uniform Mortgage-Backed Security 6.50% 10/1/2054[1,4]	155,800	160,638
Uniform Mortgage-Backed Security 7.00% 10/1/2054[1,4]	17,503	18,185
Uniform Mortgage-Backed Security 3.00% 11/1/2054[1,4]	4,530	4,071
Uniform Mortgage-Backed Security 3.50% 11/1/2054[1,4]	5,504	5,130
Uniform Mortgage-Backed Security 4.50% 11/1/2054[1,4]	7,510	7,387
Uniform Mortgage-Backed Security 6.00% 11/1/2054[1,4]	7,790	7,962
Uniform Mortgage-Backed Security 6.50% 11/1/2054[1,4]	8,950	9,223
		1,026,677
Collateralized mortgage-backed obligations 0.05%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,3,5]	1,079	1,055
Total mortgage-backed obligations		1,027,732
U.S. Treasury bonds & notes 34.41% U.S. Treasury 32.39%
U.S. Treasury 4.125% 1/31/2025	2,906	2,901
U.S. Treasury 2.00% 2/15/2025	890	882
U.S. Treasury 2.75% 2/28/2025	5,863	5,824
U.S. Treasury 4.625% 2/28/2025	5,863	5,868
U.S. Treasury 3.875% 3/31/2025	4,347	4,337
U.S. Treasury 3.875% 4/30/2025	250	249
U.S. Treasury 4.625% 6/30/2025	5,863	5,884
U.S. Treasury 3.125% 8/15/2025	390	387
U.S. Treasury 3.50% 9/15/2025	28,780	28,651
U.S. Treasury 3.00% 9/30/2025	3,090	3,061
U.S. Treasury 5.00% 9/30/2025	3,170	3,201
U.S. Treasury 3.00% 10/31/2025	1,395	1,382
U.S. Treasury 4.25% 12/31/2025	17,685	17,769
U.S. Treasury 4.25% 1/31/2026	30,610	30,779
U.S. Treasury 4.625% 2/28/2026	9,375	9,481
American Funds Insurance Series — Page 256 of 288

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.625% 3/15/2026	USD11,050	$11,184
U.S. Treasury 4.50% 3/31/2026	1,435	1,450
U.S. Treasury 4.875% 4/30/2026	35,525	36,138
U.S. Treasury 0.875% 6/30/2026	2,065	1,968
U.S. Treasury 4.50% 7/15/2026	10,366	10,512
U.S. Treasury 4.375% 7/31/2026	25,795	26,110
U.S. Treasury 4.625% 9/15/2026	10,209	10,395
U.S. Treasury 0.875% 9/30/2026	16,081	15,235
U.S. Treasury 4.375% 12/15/2026	8,511	8,647
U.S. Treasury 1.25% 12/31/2026	8,665	8,230
U.S. Treasury 4.25% 3/15/2027	8,015	8,141
U.S. Treasury 4.50% 4/15/2027	30,000	30,659
U.S. Treasury 0.50% 4/30/2027	1,250	1,156
U.S. Treasury 2.625% 5/31/2027	2,290	2,235
U.S. Treasury 3.75% 8/15/2027	9,900	9,949
U.S. Treasury 3.625% 5/31/2028	14,850	14,876
U.S. Treasury 1.25% 6/30/2028	3,325	3,056
U.S. Treasury 4.00% 6/30/2028	6,907	7,011
U.S. Treasury 1.00% 7/31/2028	970	881
U.S. Treasury 4.125% 7/31/2028	17,685	18,032
U.S. Treasury 4.375% 11/30/2028	16,130	16,627
U.S. Treasury 4.625% 4/30/2029	15,000	15,669
U.S. Treasury 4.50% 5/31/2029	17,450	18,152
U.S. Treasury 2.625% 7/31/2029	9,309	8,918
U.S. Treasury 4.00% 7/31/2029	15,070	15,360
U.S. Treasury 3.75% 6/30/2030	32,030	32,245
U.S. Treasury 4.625% 9/30/2030	1,290	1,359
U.S. Treasury 4.875% 10/31/2030	625	667
U.S. Treasury 4.25% 6/30/2031	9,625	9,967
U.S. Treasury 2.75% 8/15/2032	8,095	7,566
U.S. Treasury 3.50% 2/15/2033	14,341	14,093
U.S. Treasury 3.875% 8/15/2033	14,670	14,792
U.S. Treasury 4.00% 2/15/2034	2,438	2,480
U.S. Treasury 4.375% 5/15/2034	4,992	5,229
U.S. Treasury 4.50% 8/15/2039[6]	13,655	14,487
U.S. Treasury 4.625% 2/15/2040	90	97
U.S. Treasury 1.375% 11/15/2040	3,250	2,206
U.S. Treasury 3.875% 5/15/2043	820	790
U.S. Treasury 4.375% 8/15/2043	40	41
U.S. Treasury 4.125% 8/15/2044	2,225	2,208
U.S. Treasury 2.50% 2/15/2045	4,850	3,709
U.S. Treasury 2.50% 2/15/2046	3,900	2,950
U.S. Treasury 2.50% 5/15/2046	1,585	1,195
U.S. Treasury 2.875% 11/15/2046	2,700	2,171
U.S. Treasury 3.00% 8/15/2048	750	609
U.S. Treasury 2.375% 11/15/2049	1,435	1,020
U.S. Treasury 1.25% 5/15/2050[6]	14,825	7,936
U.S. Treasury 1.375% 8/15/2050	4,330	2,386
U.S. Treasury 1.625% 11/15/2050[6]	26,165	15,390
U.S. Treasury 1.875% 2/15/2051	5,892	3,693
U.S. Treasury 2.375% 5/15/2051	6,280	4,432
U.S. Treasury 2.00% 8/15/2051	5,226	3,366
U.S. Treasury 1.875% 11/15/2051	3,164	1,971
U.S. Treasury 3.00% 8/15/2052	895	719
American Funds Insurance Series — Page 257 of 288

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 4.00% 11/15/2052	USD1,199	$1,167
U.S. Treasury 4.75% 11/15/2053	205	226
U.S. Treasury 4.25% 2/15/2054[6]	11,130	11,345
U.S. Treasury 4.625% 5/15/2054	4,795	5,202
U.S. Treasury, interest only, 0% 11/15/2040[6]	1,110	557
		599,518
U.S. Treasury inflation-protected securities 2.02%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]	11,337	11,139
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]	2,352	2,319
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]	11,043	10,738
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]	2,859	2,753
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]	1,056	967
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]	3,284	2,970
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]	136	143
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]	1,455	1,214
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]	1,696	1,364
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]	312	255
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]	356	236
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]	1,589	1,005
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]	1,249	1,130
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]	1,025	1,067
		37,300
Total U.S. Treasury bonds & notes		636,818
Federal agency bonds & notes 3.64%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026	158	156
Fannie Mae 7.125% 1/15/2030	2,000	2,329
Federal Home Loan Bank 3.25% 11/16/2028	6,500	6,423
Federal Home Loan Bank 5.50% 7/15/2036	300	341
Private Export Funding Corp. 1.40% 7/15/2028	3,000	2,756
Tennessee Valley Authority 0.75% 5/15/2025	3,700	3,621
Tennessee Valley Authority 2.875% 2/1/2027	5,000	4,918
Tennessee Valley Authority 4.65% 6/15/2035	1,780	1,858
Tennessee Valley Authority 5.88% 4/1/2036	875	1,011
Tennessee Valley Authority, Series A, 4.625% 9/15/2060	250	246
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033	729	706
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025	14,779	14,610
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026	1,139	1,175
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025	2,220	2,196
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026	2,226	2,190
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027	10,250	10,027
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028	3,064	2,996
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029	2,020	1,970
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030	1,793	1,731
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031	2,194	2,082
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	2,327	2,204
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033	1,639	1,549
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034	330	311
		67,406
Total bonds, notes & other debt instruments (cost: $1,743,712,000)		1,731,956
American Funds Insurance Series — Page 258 of 288

unaudited
Short-term securities 17.92% Commercial paper 9.39%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Alphabet, Inc. 10/4/2024[5]	4.780%	USD10,000	$9,995
Apple, Inc. 10/2/2024[5]	5.200	12,900	12,897
CAFCO, LLC 12/16/2024[5]	5.330	15,000	14,849
CHARTA, LLC 1/9/2025[5]	4.580	27,000	26,653
Cisco Systems, Inc. 10/1/2024[5]	5.320	20,000	19,997
Cisco Systems, Inc. 11/22/2024[5]	5.100	5,800	5,760
Cisco Systems, Inc. 11/25/2024[5]	5.100	2,000	1,985
Desjardins Group 10/10/2024[5]	5.140	3,900	3,895
Komatsu Finance America, Inc. 11/5/2024[5]	5.270	20,000	19,904
LVMH Moët Hennessy Louis Vuitton, Inc. 10/17/2024[5]	5.000	10,000	9,977
Paccar Financial Corp. 10/30/2024	4.790	10,000	9,958
Pfizer Investment Capital PLC 11/21/2024[5]	5.310	22,950	22,793
Quebec (Province of) 10/15/2024[5]	5.180	4,900	4,890
Starbird Funding Corp. 10/1/2024[5]	4.820	9,150	9,149
Wal-Mart Stores, Inc. 10/15/2024[5]	5.090	1,000	998
			173,700
Federal agency bills & notes 8.53%
Federal Farm Credit Banks 10/22/2024	5.190	15,000	14,960
Federal Home Loan Bank 10/2/2024	5.244	15,000	14,998
Federal Home Loan Bank 10/7/2024	5.116	25,000	24,981
Federal Home Loan Bank 10/11/2024	5.180	8,400	8,389
Federal Home Loan Bank 10/16/2024	5.200	5,300	5,290
Federal Home Loan Bank 10/18/2024	5.130	2,000	1,996
Federal Home Loan Bank 10/23/2024	5.170	10,000	9,972
Federal Home Loan Bank 10/25/2024	5.165	15,000	14,955
Federal Home Loan Bank 12/27/2024	4.510	63,100	62,415
			157,956
Total short-term securities (cost: $331,602,000)			331,656
Options purchased (equity style) 0.04%
Options purchased (equity style)*			865
Total options purchased (equity style) (cost: $546,000)			865
Total investment securities 111.53% (cost: $2,075,314,000)			2,064,477
Total options written†(0.01)% (premium received: $165,000)			(244)
Other assets less liabilities (11.52)%			(213,289)
Net assets 100.00%			$1,850,944
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	102	12/13/2024	USD96.00	USD25,500	$257
3 Month SOFR Futures Option	33	12/13/2024	96.50	8,250	46
3 Month SOFR Futures Option	66	12/13/2024	97.50	16,500	1
3 Month SOFR Futures Option	102	12/13/2024	97.50	25,500	20
American Funds Insurance Series — Page 259 of 288

unaudited
*Options purchased (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
3 Month SOFR Futures Option	203	3/14/2025	USD97.00	USD50,750	$63
3 Month SOFR Futures Option	607	6/13/2025	97.00	151,750	425
3 Month SOFR Futures Option	127	6/13/2025	98.00	31,750	25
					$837
Put
3 Month SOFR Futures Option	1,431	11/15/2024	USD95.00	USD357,750	$9
3 Month SOFR Futures Option	683	12/13/2024	94.38	170,750	4
3 Month SOFR Futures Option	130	12/13/2024	95.62	32,500	7
3 Month SOFR Futures Option	79	12/13/2024	95.75	19,750	8
					$28
					$865
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 9/30/2024 (000)
Call
3 Month SOFR Futures Option	71	12/13/2024	USD95.75	USD(17,750)	$(45)
3 Month SOFR Futures Option	33	12/13/2024	96.50	(8,250)	(42)
3 Month SOFR Futures Option	203	12/13/2024	97.00	(50,750)	(119)
3 Month SOFR Futures Option	203	3/14/2025	98.00	(50,750)	(17)
					$(223)
Put
3 Month SOFR Futures Option	1,431	11/15/2024	USD94.88	USD(357,750)	$(9)
3 Month SOFR Futures Option	130	12/13/2024	96.37	(32,500)	(12)
					$(21)
					$(244)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
30 Day Federal Funds Futures	Long	57	11/1/2024	USD22,607	$29
30 Day Federal Funds Futures	Long	36	12/2/2024	14,317	23
3 Month SOFR Futures	Short	1,031	3/19/2025	(247,337)	263
3 Month SOFR Futures	Long	578	6/18/2025	139,421	(165)
3 Month SOFR Futures	Short	25	9/17/2025	(6,049)	(50)
3 Month SOFR Futures	Short	541	6/17/2026	(131,226)	202
2 Year U.S. Treasury Note Futures	Long	4,995	1/6/2025	1,040,170	2,344
5 Year U.S. Treasury Note Futures	Long	3,432	12/31/2024	377,118	415
10 Year Ultra U.S. Treasury Note Futures	Long	578	12/31/2024	68,375	(164)
American Funds Insurance Series — Page 260 of 288

unaudited
Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
10 Year U.S. Treasury Note Futures	Short	429	12/31/2024	USD(49,027)	$49
20 Year U.S. Treasury Bond Futures	Short	958	12/31/2024	(118,972)	427
30 Year Ultra U.S. Treasury Bond Futures	Long	489	12/31/2024	65,083	(688)
					$2,685
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD529,000	$90	$—	$90
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	20,100	565	—	565
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	20,100	565	—	565
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	22,492	645	—	645
SOFR	Annual	3.916%	Annual	7/11/2025	46,800	52	—	52
4.8189%	Annual	SOFR	Annual	8/25/2025	8,640	66	—	66
4.8195%	Annual	SOFR	Annual	9/1/2025	10,300	83	—	83
SOFR	Annual	4.63358%	Annual	10/31/2025	1,381	(12)	—	(12)
4.2035%	Annual	SOFR	Annual	1/10/2026	18,497	115	—	115
4.184%	Annual	SOFR	Annual	1/10/2026	18,498	110	—	110
4.2045%	Annual	SOFR	Annual	1/10/2026	1,020	6	—	6
4.27%	Annual	SOFR	Annual	2/16/2026	9,621	78	—	78
4.265%	Annual	SOFR	Annual	2/16/2026	4,777	39	—	39
4.3035%	Annual	SOFR	Annual	2/17/2026	2,874	25	—	25
4.2515%	Annual	SOFR	Annual	2/17/2026	2,847	23	—	23
4.2675%	Annual	SOFR	Annual	2/17/2026	2,771	23	—	23
4.3005%	Annual	SOFR	Annual	2/17/2026	1,989	17	—	17
4.288%	Annual	SOFR	Annual	2/17/2026	2,021	17	—	17
4.56%	Annual	SOFR	Annual	3/1/2026	27,400	344	—	344
4.568%	Annual	SOFR	Annual	3/1/2026	27,000	342	—	342
4.6275%	Annual	SOFR	Annual	3/20/2026	49,370	702	—	702
4.9005%	Annual	SOFR	Annual	4/17/2026	14,100	274	—	274
4.8705%	Annual	SOFR	Annual	4/18/2026	12,640	242	—	242
4.815%	Annual	SOFR	Annual	5/6/2026	31,500	601	—	601
4.723%	Annual	SOFR	Annual	5/7/2026	30,490	540	—	540
4.659%	Annual	SOFR	Annual	5/17/2026	55,600	957	—	957
SOFR	Annual	4.528%	Annual	6/18/2026	5,300	(87)	—	(87)
SOFR	Annual	4.5265%	Annual	6/18/2026	5,380	(88)	—	(88)
SOFR	Annual	4.5335%	Annual	6/18/2026	10,700	(177)	—	(177)
SOFR	Annual	3.914%	Annual	6/30/2026	14,960	(101)	—	(101)
SOFR	Annual	3.35186%	Annual	9/30/2026	7,400	(5)	—	(5)
SOFR	Annual	3.4798%	Annual	9/30/2026	14,800	(43)	—	(43)
SOFR	Annual	3.496%	Annual	9/30/2026	31,000	(99)	—	(99)
3.535%	Annual	SOFR	Annual	1/23/2027	13,000	84	—	84
3.5405%	Annual	SOFR	Annual	1/23/2027	12,100	79	—	79
American Funds Insurance Series — Page 261 of 288

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
3.53%	Annual	SOFR	Annual	1/23/2027	USD7,300	$46	$—	$46
3.7645%	Annual	SOFR	Annual	2/20/2027	23,600	272	—	272
3.761%	Annual	SOFR	Annual	2/20/2027	11,800	135	—	135
4.5895%	Annual	SOFR	Annual	5/6/2027	22,710	685	—	685
3.45%	Annual	SOFR	Annual	2/1/2028	12,500	56	—	56
3.47%	Annual	SOFR	Annual	2/2/2028	11,600	60	—	60
3.624%	Annual	SOFR	Annual	2/20/2028	9,800	104	—	104
3.616%	Annual	SOFR	Annual	2/20/2028	4,700	49	—	49
3.6475%	Annual	SOFR	Annual	2/27/2028	19,700	217	—	217
SOFR	Annual	3.528%	Annual	1/29/2030	4,000	(65)	—	(65)
SOFR	Annual	3.529%	Annual	1/29/2030	4,800	(78)	—	(78)
SOFR	Annual	3.5485%	Annual	1/29/2030	5,200	(89)	—	(89)
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	49,000	6,516	—	6,516
3.18%	Annual	SOFR	Annual	4/17/2030	2,600	(12)	—	(12)
3.275%	Annual	SOFR	Annual	4/18/2030	2,600	1	—	1
3.353%	Annual	SOFR	Annual	4/19/2030	2,600	11	—	11
3.342%	Annual	SOFR	Annual	4/19/2030	2,600	9	—	9
3.344%	Annual	SOFR	Annual	4/20/2030	2,600	10	—	10
3.128%	Annual	SOFR	Annual	4/28/2030	2,600	(19)	—	(19)
3.285%	Annual	SOFR	Annual	5/1/2030	2,500	2	—	2
3.259%	Annual	SOFR	Annual	5/1/2030	2,600	(1)	—	(1)
3.186%	Annual	SOFR	Annual	5/9/2030	2,600	(11)	—	(11)
3.215%	Annual	SOFR	Annual	5/10/2030	2,500	(7)	—	(7)
3.29%	Annual	SOFR	Annual	5/19/2030	3,100	3	—	3
3.31%	Annual	SOFR	Annual	6/9/2030	26,800	55	—	55
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	15,500	2,178	—	2,178
SOFR	Annual	4.1615%	Annual	5/15/2033	330	(21)	—	(21)
SOFR	Annual	4.15%	Annual	5/15/2033	880	(55)	—	(55)
4.0135%	Annual	SOFR	Annual	8/21/2033	1,185	64	—	64
SOFR	Annual	4.061%	Annual	8/24/2033	3,230	(185)	—	(185)
SOFR	Annual	3.9519%	Annual	8/25/2033	3,225	(158)	—	(158)
SOFR	Annual	3.8275%	Annual	9/1/2033	2,300	(91)	—	(91)
SOFR	Annual	3.6025%	Annual	1/8/2034	4,655	(103)	—	(103)
SOFR	Annual	3.175%	Annual	2/1/2038	16,000	324	—	324
3.065%	Annual	SOFR	Annual	4/7/2040	12,300	(545)	—	(545)
3.616%	Annual	SOFR	Annual	8/5/2044	5,600	139	—	139
3.561%	Annual	SOFR	Annual	8/9/2044	4,800	81	—	81
SOFR	Annual	3.045%	Annual	7/27/2050	3,600	207	—	207
SOFR	Annual	2.85282%	Annual	12/6/2052	540	48	—	48
SOFR	Annual	2.93542%	Annual	12/6/2052	550	41	—	41
SOFR	Annual	3.01413%	Annual	1/12/2053	1,402	84	—	84
SOFR	Annual	3.02%	Annual	1/12/2053	1,400	83	—	83
SOFR	Annual	2.974%	Annual	4/17/2053	800	54	—	54
SOFR	Annual	3.044%	Annual	4/18/2053	800	44	—	44
SOFR	Annual	3.0875%	Annual	4/19/2053	800	37	—	37
SOFR	Annual	3.1035%	Annual	4/19/2053	800	35	—	35
SOFR	Annual	3.0895%	Annual	4/20/2053	800	37	—	37
SOFR	Annual	2.9405%	Annual	4/28/2053	800	59	—	59
American Funds Insurance Series — Page 262 of 288

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.0535%	Annual	5/1/2053	USD1,600	$84	$—	$84
SOFR	Annual	3.085%	Annual	5/9/2053	900	42	—	42
SOFR	Annual	3.1135%	Annual	5/10/2053	800	33	—	33
SOFR	Annual	3.1605%	Annual	5/19/2053	1,000	33	—	33
SOFR	Annual	3.6815%	Annual	2/20/2054	2,700	(176)	—	(176)
SOFR	Annual	3.6765%	Annual	2/20/2054	2,869	(185)	—	(185)
SOFR	Annual	3.7205%	Annual	2/21/2054	520	(38)	—	(38)
SOFR	Annual	3.47875%	Annual	8/5/2054	4,200	(123)	—	(123)
SOFR	Annual	3.415%	Annual	8/9/2054	3,700	(65)	—	(65)
						$15,983	$—	$15,983

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

[4]	Purchased on a TBA basis.
[5]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $164,797,000, which represented 8.90% of the net assets of the fund.

[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,247,000, which represented .72% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)
Assn. = Association
EFFR = Effective Federal Funds Rate
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
American Funds Insurance Series — Page 263 of 288

Managed Risk Growth Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 85.10%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,725,032	$445,030
Total growth funds (cost: $307,995,000)		445,030
Fixed income funds 9.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,254,045	52,120
Total fixed income funds (cost: $50,017,000)		52,120
Short-term securities 4.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	24,444,579	24,445
Total short-term securities (cost: $24,445,000)		24,445
Options purchased (equity style) 0.22%
Options purchased (equity style)*		1,144
Total options purchased (cost: $1,801,000)		1,144
Total investment securities 99.96% (cost: $384,258,000)		522,739
Other assets less liabilities 0.04%		184
Net assets 100.00%		$522,923
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	25	USD14,406	USD4,050.00	12/20/2024	$19
S&P 500 Index	415	239,143	4,125.00	12/20/2024	361
S&P 500 Index	15	8,644	4,200.00	12/20/2024	14
S&P 500 Index	25	14,406	4,275.00	12/20/2024	26
S&P 500 Index	10	5,763	4,150.00	3/21/2025	23
S&P 500 Index	10	5,762	4,225.00	3/21/2025	25
S&P 500 Index	10	5,762	4,250.00	3/21/2025	27
S&P 500 Index	95	54,744	4,025.00	6/20/2025	316
S&P 500 Index	100	57,625	4,050.00	6/20/2025	333
					$1,144
American Funds Insurance Series — Page 264 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
British Pound Currency Futures	Short	1	12/16/2024	USD(84)	$(2)
Euro Currency Futures	Short	4	12/16/2024	(558)	(4)
FTSE 100 Index Futures	Short	1	12/20/2024	(111)	1
Russell 2000 E-mini Index Futures	Short	2	12/20/2024	(225)	(4)
Mini MSCI Emerging Market Index Futures	Short	4	12/20/2024	(235)	(14)
Euro Stoxx 50 Index Futures	Short	9	12/20/2024	(505)	(14)
S&P Mid 400 E-mini Index Futures	Short	4	12/20/2024	(1,259)	(26)
S&P 500 E-mini Index Futures	Short	12	12/20/2024	(3,489)	(45)
5 Year U.S. Treasury Note Futures	Long	5	12/31/2024	549	1
					$(107)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 85.10%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$28,392	$96,266	$28,410	$53,299	$445,030	$860	$10,033
Fixed income funds 9.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	19,508	20,145	(207)	2,215	52,120	350	—
Total 95.07%				$28,203	$55,514	$497,150	$1,210	$10,033

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 265 of 288

Managed Risk International Fund
Investment portfolio
September 30, 2024
unaudited

Growth funds 84.93%	Shares	Value (000)
American Funds Insurance Series - International Fund, Class 1	5,312,901	$104,611
Total growth funds (cost: $82,428,000)		104,611
Fixed income funds 10.05%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,247,407	12,375
Total fixed income funds (cost: $11,870,000)		12,375
Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	5,637,416	5,637
Total short-term securities (cost: $5,637,000)		5,637
Options purchased (equity style) 0.20%
Options purchased (equity style)*		248
Total options purchased (cost: $417,000)		248
Total investment securities 99.76% (cost: $100,352,000)		122,871
Other assets less liabilities 0.24%		294
Net assets 100.00%		$123,165
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
iShares MSCI EAFE ETF	5,650	USD47,251	USD65.00	12/20/2024	$124
iShares MSCI EAFE ETF	450	3,763	66.00	12/20/2024	10
iShares MSCI EAFE ETF	200	1,673	60.00	3/21/2025	6
iShares MSCI EAFE ETF	2,600	21,744	65.00	3/21/2025	108
					$248
American Funds Insurance Series — Page 266 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
S&P 500 E-mini Index Futures	Short	7	12/20/2024	USD(2,035)	$(41)
Mini MSCI Emerging Market Index Futures	Short	50	12/20/2024	(2,932)	(176)
MSCI EAFE Index Futures	Short	25	12/20/2024	(3,110)	(45)
5 Year U.S. Treasury Note Futures	Long	10	12/31/2024	1,099	2
					$(260)
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.93%
American Funds Insurance Series – International Fund, Class 1	$105,419	$3,661	$17,066	$1,279	$11,318	$104,611	$257	$—
Fixed income funds 10.05%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	3,942	4,460	(13)	498	12,375	86	—
Total 94.98%				$1,266	$11,816	$116,986	$343	$—

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 267 of 288

Managed Risk Washington
Mutual Investors Fund
Investment portfolio
September 30, 2024
unaudited

Growth-and-income funds 84.96%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,582,210	$283,058
Total growth-and-income funds (cost: $212,105,000)		283,058
Fixed income funds 9.95%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,227,067	33,142
Total fixed income funds (cost: $32,252,000)		33,142
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	15,918,273	15,918
Total short-term securities (cost: $15,918,000)		15,918
Options purchased (equity style) 0.23%
Options purchased (equity style)*		761
Total options purchased (cost: $1,162,000)		761
Total investment securities 99.92% (cost: $261,437,000)		332,879
Other assets less liabilities 0.08%		254
Net assets 100.00%		$333,133
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	190	USD109,487	USD4,125.00	12/20/2024	$165
S&P 500 Index	10	5,763	4,175.00	12/20/2024	9
S&P 500 Index	25	14,406	4,275.00	12/20/2024	26
S&P 500 Index	20	11,525	4,050.00	3/21/2025	42
S&P 500 Index	85	48,981	4,125.00	3/21/2025	193
S&P 500 Index	10	5,762	4,150.00	3/21/2025	24
S&P 500 Index	115	66,269	4,175.00	3/21/2025	276
S&P 500 Index	10	5,763	4,225.00	3/21/2025	26
					$761
American Funds Insurance Series — Page 268 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
British Pound Currency Futures	Short	1	12/16/2024	USD(84)	$(2)
Euro Currency Futures	Short	1	12/16/2024	(140)	(1)
S&P 500 E-mini Index Futures	Long	32	12/20/2024	9,303	84
5 Year U.S. Treasury Note Futures	Long	21	12/31/2024	2,308	4
					$85
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.96%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$7,491	$45,708	$(2,400)	$48,305	$283,058	$1,120	$2,242
Fixed income funds 9.95%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	9,078	9,542	(765)	1,962	33,142	230	—
Total 94.91%				$(3,165)	$50,267	$316,200	$1,350	$2,242

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 269 of 288

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2024
unaudited

Growth-and-income funds 79.77%	Shares	Value (000)
American Funds Insurance Series - Growth-Income Fund, Class 1	26,296,504	$1,803,940
Total growth-and-income funds (cost: $1,378,886,000)		1,803,940
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	34,098,001	338,252
Total fixed income funds (cost: $326,415,000)		338,252
Short-term securities 4.72%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	106,735,734	106,736
Total short-term securities (cost: $106,736,000)		106,736
Options purchased (equity style) 0.37%
Options purchased (equity style)*		8,299
Total options purchased (cost: $12,433,000)		8,299
Total investment securities 99.82% (cost: $1,824,470,000)		2,257,227
Other assets less liabilities 0.18%		4,087
Net assets 100.00%		$2,261,314
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	10	USD5,763	USD3,775.00	12/20/2024	$6
S&P 500 Index	150	86,437	3,975.00	12/20/2024	111
S&P 500 Index	1,745	1,005,553	4,125.00	12/20/2024	1,518
S&P 500 Index	70	40,337	4,175.00	12/20/2024	64
S&P 500 Index	130	74,912	4,200.00	12/20/2024	123
S&P 500 Index	155	89,319	4,275.00	12/20/2024	161
S&P 500 Index	570	328,461	4,125.00	3/21/2025	1,297
S&P 500 Index	1,600	921,997	4,150.00	3/21/2025	3,744
S&P 500 Index	455	262,193	4,175.00	3/21/2025	1,092
S&P 500 Index	40	23,050	4,225.00	3/21/2025	102
S&P 500 Index	30	17,287	4,250.00	3/21/2025	81
					$8,299
American Funds Insurance Series — Page 270 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
S&P 500 E-mini Index Futures	Long	351	12/20/2024	USD102,040	$1,987
5 Year U.S. Treasury Note Futures	Long	49	12/31/2024	5,384	10
					$1,997
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.77%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$111,315	$322,579	$11,683	$253,896	$1,803,940	$5,421	$79,172
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	93,788	96,830	(7,325)	20,551	338,252	2,282	—
Total 94.73%				$4,358	$274,447	$2,142,192	$7,703	$79,172

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 271 of 288

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2024
unaudited

Asset allocation funds 95.23%	Shares	Value (000)
American Funds Insurance Series - Asset Allocation Fund, Class 1	75,988,404	$1,991,656
Total asset allocation funds (cost: $1,803,114,000)		1,991,656
Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.94%[1]	99,916,635	99,917
Total short-term securities (cost: $99,917,000)		99,917
Options purchased (equity style) 0.03%
Options purchased (equity style)*		601
Total options purchased (cost: $1,181,000)		601
Total investment securities 100.04% (cost: $1,904,212,000)		2,092,174
Other assets less liabilities (0.04)%		(769)
Net assets 100.00%		$2,091,405
*Options purchased (equity style)

Equity index options
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2024 (000)
Put
S&P 500 Index	10	USD5,763	USD3,775.00	12/20/2024	$6
S&P 500 Index	20	11,525	4,050.00	12/20/2024	15
S&P 500 Index	310	178,637	4,125.00	12/20/2024	270
S&P 500 Index	10	5,762	4,200.00	12/20/2024	9
S&P 500 Index	40	23,050	4,250.00	12/20/2024	38
S&P 500 Index	80	46,100	4,125.00	3/21/2025	182
S&P 500 Index	20	11,525	4,175.00	3/21/2025	48
S&P 500 Index	10	5,762	4,050.00	6/20/2025	33
					$601
American Funds Insurance Series — Page 272 of 288

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
S&P 500 E-mini Index Futures	Long	31	12/20/2024	USD9,012	$192
5 Year U.S. Treasury Note Futures	Long	390	12/31/2024	42,854	64
					$256
Investments in affiliates2

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2024 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.23%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$97,203	$295,818	$39,264	$151,515	$1,991,656	$9,939	$84,687

[1]	Rate represents the seven-day yield at 9/30/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars
American Funds Insurance Series — Page 273 of 288

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
American Funds Insurance Series — Page 274 of 288

unaudited
The following table presents the average month-end notional amounts of options contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$25,607	$22,281	$4,490	Not applicable
Capital Income Builder	Not applicable	133,186	7*	26,104	$5,414*
Asset Allocation Fund	Not applicable	2,841,540	Not applicable	534,754	23,336
Global Balanced Fund	$10,100*	45,723	34,531	17,096	6,063
The Bond Fund of America	Not applicable	7,185,052	99,539	533,611	85,294
Capital World Bond Fund	Not applicable	627,935	502,338	226,845	70,446
American High-Income Trust	Not applicable	38,504	Not applicable	Not applicable	15,036
American Funds Mortgage Fund	32,525	99,205	Not applicable	3,017	Not applicable
U.S. Government Securities Fund	897,592	2,015,519	Not applicable	897,592	Not applicable
Managed Risk Growth Fund	446,091	4,796	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	106,239	1,064	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	302,893	2,687	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,169,127	30,328	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	338,535	41,769	Not applicable	Not applicable	Not applicable
*
No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Insurance Series — Page 275 of 288

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2024 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,442,989	$735,661	$—	$2,178,650
Health care	820,549	425,140	—	1,245,689
Industrials	565,750	667,717	—	1,233,467
Consumer discretionary	560,563	549,810	—	1,110,373
Financials	512,119	532,497	—	1,044,616
Communication services	361,636	107,430	—	469,066
Energy	219,952	104,885	—	324,837
Consumer staples	152,869	119,436	—	272,305
Materials	152,898	62,350	—	215,248
Real estate	19,464	—	—	19,464
Utilities	12,697	—	—	12,697
Preferred securities	—	15,879	—	15,879
Short-term securities	193,561	—	—	193,561
Total	$5,015,047	$3,320,805	$—	$8,335,852
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$331,243	$429,896	$—	$761,139
Consumer discretionary	381,153	163,360	—	544,513
Health care	351,169	143,142	—	494,311
Information technology	332,136	151,431	529	484,096
Financials	113,216	200,587	—	313,803
Communication services	58,688	71,442	—	130,130
Materials	49,463	76,343	—	125,806
Real estate	21,395	61,110	—	82,505
Consumer staples	16,170	30,808	—	46,978
Utilities	23,628	16,696	—	40,324
Energy	24,246	8,475	—	32,721
Preferred securities	2,454	—	14,805	17,259
Short-term securities	137,963	—	—	137,963
Total	$1,842,924	$1,353,290	$15,334	$3,211,548
American Funds Insurance Series — Page 276 of 288

unaudited
Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,104,816	$617,631	$4,638	$10,727,085
Communication services	8,656,534	—	—	8,656,534
Health care	6,230,189	222,729	31,351	6,484,269
Consumer discretionary	5,659,603	378,746	—	6,038,349
Industrials	5,123,411	222,915	569	5,346,895
Financials	3,410,875	47,393	—	3,458,268
Energy	1,425,767	—	—	1,425,767
Consumer staples	1,068,067	—	2,534	1,070,601
Materials	733,467	30,207	—	763,674
Utilities	457,619	—	—	457,619
Real estate	141,339	—	—	141,339
Preferred securities	—	—	120,930	120,930
Rights & warrants	—	—	13,741	13,741
Convertible stocks	5,792	—	—	5,792
Short-term securities	973,479	—	—	973,479
Total	$43,990,958	$1,519,621	$173,763	$45,684,342
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$29,571	$1,346,172	$—	$1,375,743
Information technology	227,121	858,304	5,140	1,090,565
Consumer discretionary	290,159	620,671	—	910,830
Health care	—	873,337	—	873,337
Materials	389,255	451,880	—	841,135
Financials	232,325	587,012	—	819,337
Communication services	47,881	405,059	—	452,940
Energy	124,210	261,527	—	385,737
Consumer staples	68,808	217,655	—	286,463
Utilities	12,622	60,350	—	72,972
Real estate	—	54,860	—	54,860
Preferred securities	7,859	22,439	470	30,768
Rights & warrants	—	—	— *	— *
Short-term securities	326,453	—	—	326,453
Total	$1,756,264	$5,759,266	$5,610	$7,521,140
*
Amount less than one thousand.
American Funds Insurance Series — Page 277 of 288

unaudited
New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$155,673	$476,928	$— *	$632,601
Information technology	235,480	316,746	411	552,637
Consumer discretionary	160,644	280,367	—	441,011
Industrials	99,967	309,421	—	409,388
Health care	146,315	213,318	—	359,633
Communication services	133,363	205,260	—	338,623
Consumer staples	57,811	212,324	—	270,135
Materials	142,867	90,802	— *	233,669
Energy	29,358	59,597	— *	88,955
Real estate	14,096	47,967	—	62,063
Utilities	20,691	26,002	—	46,693
Preferred securities	10,966	7,855	6,438	25,259
Convertible stocks	256	—	—	256
Bonds, notes & other debt instruments	—	123,861	—	123,861
Short-term securities	166,603	1,595	—	168,198
Total	$1,374,090	$2,372,043	$6,849	$3,752,982

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$55	$—	$—	$55
Unrealized appreciation on open forward currency contracts	—	117	—	117
Unrealized appreciation on centrally cleared interest rate swaps	—	19	—	19
Liabilities:
Unrealized depreciation on futures contracts	(42)	—	—	(42)
Unrealized depreciation on open forward currency contracts	—	(274)	—	(274)
Unrealized depreciation on bilateral interest rate swaps	—	(70)	—	(70)
Total	$13	$(208)	$—	$(195)
*
Amount less than one thousand.
†
Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

As of September 30, 2024, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 278 of 288

unaudited
Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$274,982	$127,980	$—	$402,962
Industrials	127,652	159,443	—	287,095
Health care	171,216	80,000	—	251,216
Financials	117,239	126,494	— *	243,733
Consumer discretionary	117,514	67,214	—	184,728
Communication services	84,008	47,332	—	131,340
Consumer staples	66,856	52,917	—	119,773
Materials	68,424	44,714	—	113,138
Energy	70,264	16,948	—	87,212
Utilities	24,875	19,613	—	44,488
Real estate	9,723	4,029	—	13,752
Preferred securities	—	1,516	—	1,516
Convertible stocks	2,489	—	—	2,489
Bonds, notes & other debt instruments	—	2,186	—	2,186
Short-term securities	87,769	—	—	87,769
Total	$1,223,011	$750,386	$— *	$1,973,397
*
Amount less than one thousand.
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,420,631	$367,255	$—	$9,787,886
Health care	5,716,589	248,785	—	5,965,374
Industrials	5,288,710	281,427	—	5,570,137
Financials	4,638,452	—	—	4,638,452
Communication services	4,258,941	84,822	—	4,343,763
Consumer discretionary	3,749,860	288,322	—	4,038,182
Consumer staples	845,728	643,679	—	1,489,407
Materials	1,253,011	—	—	1,253,011
Energy	1,228,410	—	—	1,228,410
Real estate	853,621	—	—	853,621
Utilities	801,251	—	—	801,251
Bonds, notes & other debt instruments	—	5,681	—	5,681
Short-term securities	1,601,995	—	—	1,601,995
Total	$39,657,199	$1,919,971	$—	$41,577,170
American Funds Insurance Series — Page 279 of 288

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$4,975	$60,128	$— *	$65,103
Industrials	9,293	40,203	—	49,496
Information technology	4,437	41,504	—	45,941
Consumer discretionary	4,727	32,999	—	37,726
Consumer staples	5,819	28,541	—	34,360
Health care	1,149	26,941	—	28,090
Communication services	2,039	21,419	—	23,458
Materials	7,292	8,868	— *	16,160
Energy	5,379	9,804	— *	15,183
Utilities	1,315	6,043	—	7,358
Real estate	778	5,725	—	6,503
Preferred securities	304	160	—	464
Short-term securities	16,877	—	—	16,877
Total	$64,384	$282,335	$— *	$346,719
*
Amount less than one thousand.
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$108,373	$79,615	$— *	$187,988
Information technology	114,104	37,518	—	151,622
Health care	105,614	39,119	—	144,733
Industrials	71,404	61,678	—	133,082
Consumer staples	75,159	45,854	—	121,013
Utilities	52,348	38,499	—	90,847
Energy	61,475	15,795	—	77,270
Consumer discretionary	43,011	23,311	—	66,322
Real estate	54,373	7,671	—	62,044
Communication services	17,295	19,532	—	36,827
Materials	20,551	12,742	—	33,293
Convertible stocks	1,604	—	—	1,604
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	101,698	98	101,796
U.S. Treasury bonds & notes	—	60,692	—	60,692
Corporate bonds, notes & loans	—	34,434	—	34,434
Asset-backed obligations	—	16,507	—	16,507
Bonds & notes of governments & government agencies outside the U.S.	—	773	—	773
Municipals	—	357	—	357
Investment funds	31,927	—	—	31,927
Short-term securities	90,484	—	—	90,484
Total	$847,722	$595,795	$98	$1,443,615

Refer to the next page for footnote.
American Funds Insurance Series — Page 280 of 288

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$493	$—	$—	$493
Unrealized appreciation on centrally cleared interest rate swaps	—	134	—	134
Liabilities:
Unrealized depreciation on futures contracts	(84)	—	—	(84)
Total	$409	$134	$—	$543
*
Amount less than one thousand.
†
Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$4,009,535	$23,600	$—	$4,033,135
Financials	2,775,753	—	— *	2,775,753
Health care	2,347,620	194,592	17,064	2,559,276
Consumer discretionary	1,834,607	87,097	1,155	1,922,859
Industrials	1,575,013	163,299	—	1,738,312
Communication services	1,529,652	—	—	1,529,652
Materials	1,268,477	—	2,110	1,270,587
Consumer staples	857,726	55,446	—	913,172
Energy	712,589	—	1,313	713,902
Real estate	356,185	—	—	356,185
Utilities	45,823	—	—	45,823
Preferred securities	—	—	745	745
Rights & warrants	—	—	— *	— *
Convertible stocks	—	—	11,596	11,596
Convertible bonds & notes	—	3,239	—	3,239
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,780,938	—	2,780,938
U.S. Treasury bonds & notes	—	1,970,958	—	1,970,958
Corporate bonds, notes & loans	—	1,776,817	2,184	1,779,001
Asset-backed obligations	—	692,745	5,930	698,675
Bonds & notes of governments & government agencies outside the U.S.	—	46,075	—	46,075
Municipals	—	30,515	—	30,515
Investment funds	1,379,497	—	—	1,379,497
Short-term securities	1,889,512	—	—	1,889,512
Total	$20,581,989	$7,825,321	$42,097	$28,449,407

Refer to the next page for footnote.
American Funds Insurance Series — Page 281 of 288

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$4,855	$—	$—	$4,855
Unrealized appreciation on centrally cleared interest rate swaps	—	14,859	—	14,859
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(435)	—	—	(435)
Total	$4,420	$14,860	$—	$19,280
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$34,852	$7,638	$—	$42,490
Health care	23,374	16,120	—	39,494
Industrials	19,315	15,731	—	35,046
Financials	12,470	20,169	—	32,639
Consumer staples	4,065	18,550	—	22,615
Communication services	17,426	2,315	—	19,741
Materials	14,800	3,570	—	18,370
Consumer discretionary	11,148	6,653	—	17,801
Utilities	8,740	4,036	—	12,776
Energy	8,383	2,400	—	10,783
Real estate	1,893	3,152	—	5,045
Preferred securities	—	317	—	317
Convertible stocks	1,562	—	—	1,562
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	55,260	—	55,260
Corporate bonds, notes & loans	—	28,029	—	28,029
Mortgage-backed obligations	—	25,649	—	25,649
U.S. Treasury bonds & notes	—	17,811	—	17,811
Asset-backed obligations	—	1,107	—	1,107
Federal agency bonds & notes	—	689	—	689
Municipals	—	141	—	141
Investment funds	4,087	—	—	4,087
Short-term securities	27,016	1,819	—	28,835
Total	$189,131	$231,156	$—	$420,287

American Funds Insurance Series — Page 282 of 288

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$153	$—	$—	$153
Unrealized appreciation on open forward currency contracts	—	217	—	217
Unrealized appreciation on centrally cleared interest rate swaps	—	131	—	131
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(70)	—	—	(70)
Unrealized depreciation on open forward currency contracts	—	(214)	—	(214)
Unrealized depreciation on centrally cleared interest rate swaps	—	(133)	—	(133)
Unrealized depreciation on bilateral interest rate swaps	—	(65)	—	(65)
Total	$83	$(63)	$—	$20
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,481,309	$1,642	$4,482,951
Corporate bonds, notes & loans	—	3,618,495	—	3,618,495
U.S. Treasury bonds & notes	—	2,015,553	—	2,015,553
Asset-backed obligations	—	653,501	8,590	662,091
Municipals	—	172,645	—	172,645
Bonds & notes of governments & government agencies outside the U.S.	—	120,451	—	120,451
Federal agency bonds & notes	—	11,621	—	11,621
Common stocks	—	15	—	15
Short-term securities	1,269,685	—	—	1,269,685
Total	$1,269,685	$11,073,590	$10,232	$12,353,507

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,029	$—	$—	$12,029
Unrealized appreciation on open forward currency contracts	—	230	—	230
Unrealized appreciation on centrally cleared interest rate swaps	—	5,258	—	5,258
Unrealized appreciation on centrally cleared credit default swaps	—	—	—	—
Liabilities:
Unrealized depreciation on futures contracts	(6,195)	—	—	(6,195)
Unrealized depreciation on open forward currency contracts	—	(548)	—	(548)
Unrealized depreciation on centrally cleared interest rate swaps	—	(4,314)	—	(4,314)
Unrealized depreciation on centrally cleared credit default swaps	—	(523)	—	(523)
Total	$5,834	$103	$—	$5,937
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 283 of 288

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$278,092	$—	$278,092
Japanese yen	—	85,656	—	85,656
British pounds	—	68,658	—	68,658
Chinese yuan renminbi	—	44,713	—	44,713
Brazilian reais	—	37,809	—	37,809
Canadian dollars	—	33,082	—	33,082
South Korean won	—	31,227	—	31,227
Australian dollars	—	26,765	—	26,765
Mexican pesos	—	24,607	—	24,607
Indonesian rupiah	—	23,510	—	23,510
New Zealand dollars	—	18,938	—	18,938
Norwegian kroner	—	10,234	—	10,234
Indian rupees	—	8,116	—	8,116
Israeli shekels	—	7,400	—	7,400
Danish kroner	—	6,555	—	6,555
Turkish lira	—	5,245	—	5,245
Polish zloty	—	3,704	—	3,704
Chilean pesos	—	2,874	—	2,874
Malaysian ringgits	—	2,507	—	2,507
South African rand	—	2,433	—	2,433
Colombian pesos	—	1,178	—	1,178
Romanian leu	—	1,113	—	1,113
Ukrainian hryvnia	—	6	—	6
U.S. dollars	—	752,444	196	752,640
Preferred securities	—	—	79	79
Common stocks	—	73	434	507
Investment funds	21,836	—	—	21,836
Short-term securities	91,983	48,375	—	140,358
Options purchased on futures (equity style)	5	—	—	5
Total	$113,824	$1,525,314	$709	$1,639,847

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$2,289	$—	$—	$2,289
Unrealized appreciation on open forward currency contracts	—	3,005	—	3,005
Unrealized appreciation on centrally cleared interest rate swaps	—	2,370	—	2,370
Unrealized appreciation on centrally cleared credit default swaps	—	6	—	6
Liabilities:
Unrealized depreciation on futures contracts	(817)	—	—	(817)
Unrealized depreciation on open forward currency contracts	—	(2,829)	—	(2,829)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,972)	—	(1,972)
Unrealized depreciation on bilateral interest rate swaps	—	(1,775)	—	(1,775)
Unrealized depreciation on centrally cleared credit default swaps	—	(346)	—	(346)
Total	$1,472	$(1,541)	$—	$(69)
*
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 284 of 288

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$831,790	$3,269	$835,059
Mortgage-backed obligations	—	—	696	696
Municipals	—	479	—	479
Bonds & notes of governments & government agencies outside the U.S.	—	350	—	350
Convertible bonds & notes	—	749	—	749
Common stocks	25,973	3,320	28,183	57,476
Preferred securities	—	1,336	1,690	3,026
Rights & warrants	—	—	— [1]	— [1]
Short-term securities	13,116	—	—	13,116
Total	$39,089	$838,024	$33,838	$910,951

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$101	$—	$—	$101
Liabilities:
Unrealized depreciation on futures contracts	(2)	—	—	(2)
Unrealized depreciation on centrally cleared credit default swaps	—	(35)	—	(35)
Total	$99	$(35)	$—	$64
1
Amount less than one thousand.
2
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended September 30, 2024 (dollars in thousands):
	Beginning value at 1/1/2024	Transfers into Level 3[3]	Purchases	Sales	Net realized gain	Unrealized depreciation	Transfers out of Level 3[3]	Ending value at 9/30/2024
Investment securities	$37,049	$1,398	$2,172	$(1,025)	$174	$(3,974)	$(1,956)	$33,838
Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2024								$(4,015)
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 285 of 288

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$3,965	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Net adjustment (decrease) based on movement of market comparables	1%	1%	Decrease
		Market comparables	Yield	13%	13%	Decrease
Common stocks	28,183	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
			Vendor price	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3%	3%	Decrease
		Market comparables	EV/EBITDA multiple	6.0x - 10.2x	6.7x	Increase
			Premium to EV/EBITDA multiple	15%	15%	Increase
			Discount to EV/EBITDA multiple	14% - 28%	18%	Decrease
			P/BV multiple	0.6x	0.6x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	7% - 15%	12%	Decrease
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Preferred securities	1,690	Market comparables	EV/EBITDA multiple	4.5x	4.5x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	— [3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$33,838
1
Weighted average is by relative fair value.
2
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3
Amount less than one thousand.
Key to abbreviations
DLOM = Discount for lack of marketability
EBITDA = Earnings before interest, taxes, depreciation and amortization
EV = Enterprise value
P/BV = Price to book value
American Funds Insurance Series — Page 286 of 288

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$98,614	$—	$98,614
U.S. Treasury bonds & notes	—	10,473	—	10,473
Asset-backed obligations	—	1,983	—	1,983
Short-term securities	—	24,130	—	24,130
Options purchased on futures (equity style)	14	—	—	14
Total	$14	$135,200	$—	$135,214

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$225	$—	$—	$225
Unrealized appreciation on centrally cleared interest rate swaps	—	5	—	5
Liabilities:
Value of options written	(1)	—	—	(1)
Unrealized depreciation on futures contracts	(40)	—	—	(40)
Unrealized depreciation on centrally cleared interest rate swaps	—	(11)	—	(11)
Total	$184	$(6)	$—	$178
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

As of September 30, 2024, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$1,027,732	$—	$1,027,732
U.S. Treasury bonds & notes	—	636,818	—	636,818
Federal agency bonds & notes	—	67,406	—	67,406
Short-term securities	—	331,656	—	331,656
Options purchased on futures (equity style)	865	—	—	865
Total	$865	$2,063,612	$—	$2,064,477

American Funds Insurance Series — Page 287 of 288

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,752	$—	$—	$3,752
Unrealized appreciation on centrally cleared interest rate swaps	—	18,622	—	18,622
Liabilities:
Value of options written	(244)	—	—	(244)
Unrealized depreciation on futures contracts	(1,067)	—	—	(1,067)
Unrealized depreciation on centrally cleared interest rate swaps	—	(2,639)	—	(2,639)
Total	$2,441	$15,983	$—	$18,424
*
Options written, futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

As of September 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

As of September 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund

As of September 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

As of September 30, 2024, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

As of September 30, 2024, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through Capital Client Group, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
INGEFP3-998-1124
American Funds Insurance Series — Page 288 of 288